UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07874

JPMorgan Insurance Trust

(Exact name of registrant as specified in charter)

277 Park Avenue

New York, NY 10172

(Address of principal executive offices) (Zip code)

Gregory S. Samuels

277 Park Avenue

New York, NY 10172

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: December 31

Date of reporting period: January 1, 2022 through June 30, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

a.) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

b.) A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report. Not Applicable. Notices do not incorporate disclosures from the shareholder reports.

Semi-Annual Report
JPMorgan Insurance Trust
June 30, 2022  (Unaudited)
JPMorgan Insurance Trust Core Bond Portfolio

Investments in the Portfolio are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Portfolio’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of the Portfolio or the securities markets.
This Portfolio is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies (collectively “Policies”) offered by the separate accounts of various insurance companies. Portfolio shares may also be offered to qualified pension and retirement plans and accounts permitting accumulation of assets on a tax-deferred basis (“Eligible Plans”). Individuals may not purchase shares directly from the Portfolio.
Prospective investors should refer to the Portfolio’s prospectuses for a discussion of the Portfolio’s investment objective, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about the Portfolio, including management fees and other expenses. Please read it carefully before investing.

Letter to Shareholders
August 8, 2022 (Unaudited)
Dear Shareholder,
This year has brought a large measure of relief, hope and reflection on the pandemic and its impact on our families, our jobs and our world. It has also witnessed a remarkable rally in global equity markets, driven initially by investor expectations for an accelerated economic expansion and extended by surging corporate earnings and consumer spending.

“It remains essential, in our view, that investors consider the potential benefits of portfolio diversification that adapts to near-term market conditions while cultivating long-term opportunities.”
— Andrea L. Lisher

The global economic rebound that marked 2021 has been sapped of much of its strength in 2022 by accelerating inflation and rising interest rates, the conflict in Ukraine and the ongoing global impacts of the pandemic. The uncertain economic picture has proven to be particularly challenging for investors.
U.S. equity prices, which had largely led a decade-long rally in global equity, fell sharply in 2022 and turned in their worst first-half performance since 1970. In general, only select U.S. Treasury bonds and U.S. core fixed income saw increased investor demand amid the sell-off in equities.
In response to rising consumer and producer prices and tight labor markets, the U.S. Federal Reserve (the “Fed”) adopted an increasingly aggressive policy stance in 2022, raising its benchmark interest rate by 25 basis points in March, then by 50 basis points in May and by 75 basis points each in June and July. Meanwhile, U.S. gross domestic product fell by 1.6% in the first quarter of 2022 and by an estimated 0.9% in the second quarter.
However, corporate earnings and revenues have largely outpaced certain investor expectations in 2022 amid sustained strength in consumer demand and management efforts to hold down expenses and pass along higher input costs. Further economic resilience was seen in labor markets, where the jobless rate remained at 3.6% from February through June.
In 2022, investors are now facing economic and market circumstances unseen in decades. In the U.S., the highest inflation rate in 40 years and the Fed’s policy response have rattled both equity and fixed income markets. Concurrently, the conflict in Ukraine has constrained both energy supplies to Europe and grain shipments to a range of nations already under economic strain. The Fed and other leading central banks have acknowledged the risks of runaway inflation and have generally pledged to employ a flexible approach to counter those risks without squelching economic growth.
It remains essential, in our view, that investors consider the potential benefits of portfolio diversification that adapts to near-term market conditions, while cultivating long-term opportunities. J.P. Morgan Asset Management will seek to deliver superior client outcomes across a broad range of innovative solutions and risk management processes built on the same fundamental practices and principles that have driven our success for more than a century.
On behalf of J.P. Morgan Asset Management, thank you for entrusting us to manage your investment. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.
Sincerely yours,
Andrea L. Lisher
Head of Americas, Client
J.P. Morgan Asset Management

June 30, 2022	JPMorgan Insurance Trust	1

JPMorgan Insurance Trust Core Bond Portfolio
PORTFOLIO COMMENTARY
SIX MONTHS ENDED June 30, 2022 (Unaudited)
REPORTING PERIOD RETURN:
Portfolio (Class 1 Shares) *	(9.68)%
Bloomberg U.S. Aggregate Index	(10.35)%
Net Assets as of 6/30/2022 (In Thousands)	$462,028
Duration as of 6/30/2022	6.0 Years
INVESTMENT OBJECTIVE**
The JPMorgan Insurance Trust Core Bond Portfolio (the “Portfolio”) seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.
HOW DID THE MARKET PERFORM?
Financial markets largely slumped during first six months of 2022. Equity markets turned in their worst first-half performance since 1970, amid accelerating inflation, pandemic lockdowns across China and Russia’s invasion of Ukraine. While bond markets also largely fell during the period, investor demand for U.S. Treasury bonds and core U.S. corporate debt provided support for the Bloomberg U.S. Aggregate Index.
The S&P 500 reached a new closing high on January 3, 2022, bolstered by record high corporate earnings, sales, cash flows, share repurchases and dividends. However, investor sentiment began to sour as accelerating inflation started to erode consumer confidence and raise expectations for an increase in benchmark interest rates by the U.S. Federal Reserve (the “Fed”).
Russia’s invasion of Ukraine at the end of February 2022 initiated a sell-off in global financial markets that was further fueled by the highest U.S. inflation rate in more than 40 years. Equity prices recovered somewhat in March 2022 amid better-than-expected corporate earnings. However, the general trend in global financial markets was downward.
In response to accelerating inflationary pressure, the Fed raised its benchmark interest rate by 25 basis points in mid-March, then raised the rate by 50 basis points in early May 2022 and buy 75 basis points in mid-June 2022. For the six months ended June 30, 2022, shorter-dated U.S. Treasury bonds generally outperformed longer-dated bonds and investment-grade corporate largely outperformed high yield bonds (also known as “junk bonds”).
WHAT WERE THE MAIN DRIVERS OF THE PORTFOLIO’S PERFORMANCE?
The Portfolio’s Class 1 shares outperformed the Bloomberg Barclays U.S. Aggregate Index (the “Benchmark”) for the the six months ended June 30, 2022.
Relative to the Benchmark, the Portfolio’s overweight allocations to non-agency mortgage-backed securities and asset-backed securities, and its underweight allocation to agency mortgage-backed securities, were leading contributors to performance. The Portfolio’s security selection in agency mortgage-backed securities and commercial mortgage-backed securities, and its shorter duration relative to the Benchmark also contributed to relative performance. Generally, bonds of shorter duration will experience a smaller decrease in price as interest rates rise versus bonds of longer duration.
The Portfolio’s underweight allocation to U.S. Treasury securities and its overweight allocation to corporate credit detracted from performance. The Portfolio’s security selection within corporate credit also detracted from relative performance.
HOW WAS THE PORTFOLIO POSITIONED?
The portfolio managers’ primary strategy was to focus on security selection and relative value, which seeks to identify undervalued bonds among individual securities and across market sectors. The portfolio managers used bottom-up fundamental research to construct what they believed to be a portfolio of undervalued fixed income securities.
Relative to the Benchmark, the Portfolio ended the reporting period with an underweight position in U.S. Treasury securities and agency mortgage-backed securities, and an overweight position in corporate credit and securitized debt sectors, including asset-backed securities, commercial mortgage-backed securities and non-agency mortgage-backed securities. The Portfolio was overweight in the intermediate part of the yield curve, underweight in the long end of the yield curve and maintained a shorter duration profile than the Benchmark at the end of the period. The yield curve shows the relationship between yields and maturity dates for a set of similar bonds at a given point in time.

2	JPMorgan Insurance Trust	June 30, 2022

PORTFOLIO COMPOSITION BY ASSET CLASS AS OF June 30, 2022	PERCENT OF TOTAL INVESTMENTS
Corporate Bonds	26.2%
U.S. Treasury Obligations	24.1
Mortgage-Backed Securities	19.2
Asset-Backed Securities	12.3
Collateralized Mortgage Obligations	6.3
Commercial Mortgage-Backed Securities	5.3
Others (each less than 1.0%)	0.8
Short-Term Investments	5.8

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Portfolio’s objective. There can be no guarantee it will be achieved.
June 30, 2022	JPMorgan Insurance Trust	3

JPMorgan Insurance Trust Core Bond Portfolio
PORTFOLIO COMMENTARY
SIX MONTHS ENDED June 30, 2022 (Unaudited) (continued)
AVERAGE ANNUAL TOTAL RETURNS AS OF June 30, 2022

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
Class 1 SHARES	May 1, 1997	(9.68)%	(9.84)%	1.03%	1.62%
Class 2 SHARES	August 16, 2006	(9.80)	(10.13)	0.76	1.37

*	Not annualized.
TEN YEAR PERFORMANCE  (6/30/12 TO 6/30/22)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class 1 Shares of the JPMorgan Insurance Trust Core Bond Portfolio and the Bloomberg U.S. Aggregate Index from June 30, 2012 to June 30, 2022. The performance of the Portfolio assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Bloomberg U.S. Aggregate Index does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The
Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Investors cannot invest directly in an index.
Portfolio performance does not reflect any charges imposed by the Policies or Eligible Plans. If these charges were included, the returns would be lower than shown. Portfolio performance may reflect the waiver of the Portfolio’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

4	JPMorgan Insurance Trust	June 30, 2022

JPMorgan Insurance Trust Core Bond Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2022  (Unaudited)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 27.4%
Aerospace & Defense — 0.8%
Airbus SE (France) 3.15%, 4/10/2027 (a)	164	158
BAE Systems Holdings, Inc. (United Kingdom) 3.80%, 10/7/2024 (a)	45	45
BAE Systems plc (United Kingdom)
1.90%, 2/15/2031 (a)	200	161
5.80%, 10/11/2041 (a)	51	53
Boeing Co. (The)
1.17%, 2/4/2023	160	158
1.95%, 2/1/2024	185	179
1.43%, 2/4/2024	325	310
4.88%, 5/1/2025	125	125
2.75%, 2/1/2026	180	167
2.20%, 2/4/2026	200	180
2.70%, 2/1/2027	640	570
3.25%, 3/1/2028	224	199
5.15%, 5/1/2030	190	182
5.71%, 5/1/2040	175	163
L3Harris Technologies, Inc. 1.80%, 1/15/2031	220	176
Leidos, Inc. 2.30%, 2/15/2031	120	96
Northrop Grumman Corp.
3.25%, 1/15/2028	50	47
5.15%, 5/1/2040	140	142
Raytheon Technologies Corp.
3.20%, 3/15/2024	28	28
4.50%, 6/1/2042	80	76
4.15%, 5/15/2045	138	123
3.75%, 11/1/2046	80	68
4.35%, 4/15/2047	90	83
		3,489
Airlines — 0.0% ^
Continental Airlines Pass-Through Trust Series 2012-2, Class A Shares, 4.00%, 10/29/2024	14	14
Auto Components — 0.0% ^
Lear Corp. 2.60%, 1/15/2032	110	86
Automobiles — 0.6%
General Motors Co. 6.13%, 10/1/2025	130	134
Hyundai Capital America
1.15%, 11/10/2022 (a)	394	391
1.80%, 10/15/2025 (a)	140	128
1.30%, 1/8/2026 (a)	115	102
1.50%, 6/15/2026 (a)	45	40
3.00%, 2/10/2027 (a)	200	184
2.38%, 10/15/2027 (a)	130	114
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Automobiles — continued
1.80%, 1/10/2028 (a)	215	182
Nissan Motor Co. Ltd. (Japan)
3.52%, 9/17/2025 (a)	481	455
4.35%, 9/17/2027 (a)	673	618
Stellantis Finance US, Inc. 2.69%, 9/15/2031 (a)	200	158
Volkswagen Group of America Finance LLC (Germany) 1.63%, 11/24/2027 (a)	200	171
		2,677
Banks — 4.7%
ABN AMRO Bank NV (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.47%, 12/13/2029 (a) (b)	300	256
AIB Group plc (Ireland) (ICE LIBOR USD 3 Month + 1.87%), 4.26%, 4/10/2025 (a) (b)	250	245
ANZ New Zealand Int'l Ltd. (New Zealand)
3.45%, 1/21/2028 (a)	200	191
2.55%, 2/13/2030 (a)	200	174
Banco Nacional de Panama (Panama) 2.50%, 8/11/2030 (a)	300	235
Banco Santander SA (Spain)
2.75%, 5/28/2025	200	189
1.85%, 3/25/2026	400	359
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (b)	200	174
2.75%, 12/3/2030	200	159
Bank of America Corp.
Series L, 3.95%, 4/21/2025	92	91
(ICE LIBOR USD 3 Month + 0.81%), 3.37%, 1/23/2026 (b)	100	97
(SOFR + 1.33%), 3.38%, 4/2/2026	185	179
Series N, (SOFR + 0.91%), 1.66%, 3/11/2027 (b)	100	90
(SOFR + 0.96%), 1.73%, 7/22/2027 (b)	235	209
(ICE LIBOR USD 3 Month + 1.51%), 3.71%, 4/24/2028 (b)	260	248
(SOFR + 1.58%), 4.38%, 4/27/2028 (b)	360	354
(ICE LIBOR USD 3 Month + 1.07%), 3.97%, 3/5/2029 (b)	76	72
(SOFR + 1.06%), 2.09%, 6/14/2029 (b)	204	175
(SOFR + 2.15%), 2.59%, 4/29/2031 (b)	313	265
(SOFR + 1.53%), 1.90%, 7/23/2031 (b)	150	120
(SOFR + 1.21%), 2.57%, 10/20/2032 (b)	330	272
(SOFR + 1.33%), 2.97%, 2/4/2033 (b)	110	94
(SOFR + 1.93%), 2.68%, 6/19/2041 (b)	743	535

SEE NOTES TO FINANCIAL STATEMENTS.
June 30, 2022	JPMorgan Insurance Trust	5

JPMorgan Insurance Trust Core Bond Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Bank of Ireland Group plc (Ireland) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.03%, 9/30/2027 (a) (b)	206	179
Bank of Montreal (Canada)
1.85%, 5/1/2025	200	189
(USD Swap Semi 5 Year + 1.43%), 3.80%, 12/15/2032 (b)	47	44
Banque Federative du Credit Mutuel SA (France)
2.38%, 11/21/2024 (a)	254	243
1.60%, 10/4/2026 (a)	245	218
Barclays plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.80%), 1.01%, 12/10/2024 (b)	369	350
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 11/24/2032 (b)	200	161
BNP Paribas SA (France)
(SOFR + 2.07%), 2.22%, 6/9/2026 (a) (b)	293	270
(SOFR + 1.00%), 1.32%, 1/13/2027 (a) (b)	232	205
(SOFR + 1.22%), 2.16%, 9/15/2029 (a) (b)	349	292
(SOFR + 1.51%), 3.05%, 1/13/2031 (a) (b)	320	276
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 2.59%, 8/12/2035 (a) (b)	320	252
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 0.90%), 3.35%, 4/24/2025 (b)	90	88
4.40%, 6/10/2025	78	78
4.45%, 9/29/2027	210	206
(ICE LIBOR USD 3 Month + 1.56%), 3.89%, 1/10/2028 (b)	200	192
(ICE LIBOR USD 3 Month + 1.39%), 3.67%, 7/24/2028 (b)	605	571
(ICE LIBOR USD 3 Month + 1.15%), 3.52%, 10/27/2028 (b)	75	70
(ICE LIBOR USD 3 Month + 1.19%), 4.07%, 4/23/2029 (b)	74	70
(SOFR + 1.17%), 2.56%, 5/1/2032 (b)	625	515
(SOFR + 1.18%), 2.52%, 11/3/2032 (b)	110	89
(SOFR + 1.35%), 3.06%, 1/25/2033 (b)	171	145
(ICE LIBOR USD 3 Month + 1.17%), 3.88%, 1/24/2039 (b)	50	43
(SOFR + 1.38%), 2.90%, 11/3/2042 (b)	75	54
Citizens Financial Group, Inc. 2.85%, 7/27/2026	200	188
Comerica, Inc. 4.00%, 2/1/2029	150	145
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
Cooperatieve Rabobank UA (Netherlands) 3.75%, 7/21/2026	450	429
Credit Agricole SA (France)
(SOFR + 1.68%), 1.91%, 6/16/2026 (a) (b)	650	598
(SOFR + 0.89%), 1.25%, 1/26/2027 (a) (b)	400	352
Danske Bank A/S (Denmark) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.03%), 1.17%, 12/8/2023 (a) (b)	480	474
DNB Bank ASA (Norway) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.68%), 1.60%, 3/30/2028 (a) (b)	325	282
HSBC Holdings plc (United Kingdom)
(ICE LIBOR USD 3 Month + 0.99%), 3.95%, 5/18/2024 (b)	229	228
(SOFR + 1.29%), 1.59%, 5/24/2027 (b)	200	176
(SOFR + 1.29%), 2.21%, 8/17/2029 (b)	200	168
(SOFR + 1.95%), 2.36%, 8/18/2031	300	243
6.50%, 9/15/2037	250	267
6.10%, 1/14/2042	120	132
HSBC USA, Inc. 3.75%, 5/24/2024	300	298
ING Groep NV (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.40%, 7/1/2026 (a) (b)	210	191
3.95%, 3/29/2027	200	193
KeyCorp
4.15%, 10/29/2025	65	65
(SOFRINDX + 2.06%), 4.79%, 6/1/2033 (b)	55	54
Lloyds Banking Group plc (United Kingdom)
4.50%, 11/4/2024	220	219
4.58%, 12/10/2025	200	196
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 3.51%, 3/18/2026 (b)	200	195
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.63%, 5/11/2027 (b)	245	218
Mitsubishi UFJ Financial Group, Inc. (Japan)
2.05%, 7/17/2030	340	277
3.75%, 7/18/2039	515	446
Mizuho Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.23%, 5/22/2027 (b)	255	223
(SOFR + 1.57%), 2.87%, 9/13/2030 (b)	220	191

SEE NOTES TO FINANCIAL STATEMENTS.
6	JPMorgan Insurance Trust	June 30, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
National Australia Bank Ltd. (Australia)
2.33%, 8/21/2030 (a)	250	201
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.88%), 3.93%, 8/2/2034 (a) (b)	440	399
NatWest Group plc (United Kingdom)
4.80%, 4/5/2026	283	282
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.55%), 3.07%, 5/22/2028 (b)	440	400
(ICE LIBOR USD 3 Month + 1.75%), 4.89%, 5/18/2029 (b)	200	194
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.10%), 3.75%, 11/1/2029 (b)	200	192
Nordea Bank Abp (Finland) 1.50%, 9/30/2026 (a)	200	178
PNC Bank NA 2.50%, 8/27/2024	250	243
Royal Bank of Canada (Canada) 4.65%, 1/27/2026	30	30
Santander UK Group Holdings plc (United Kingdom) (SOFR + 0.99%), 1.67%, 6/14/2027 (b)	220	192
Societe Generale SA (France)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.49%, 12/14/2026 (a) (b)	260	229
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.79%, 6/9/2027 (a)	215	187
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 6/9/2032 (a)	500	399
Standard Chartered plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.46%, 1/14/2027 (a) (b)	245	216
Sumitomo Mitsui Financial Group, Inc. (Japan)
1.47%, 7/8/2025	212	195
3.01%, 10/19/2026	25	24
3.04%, 7/16/2029	345	307
Sumitomo Mitsui Trust Bank Ltd. (Japan) 1.55%, 3/25/2026 (a)	403	365
UniCredit SpA (Italy)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (a) (b)	200	173
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Banks — continued
(USD ICE Swap Rate 5 Year + 3.70%), 5.86%, 6/19/2032 (a) (b)	200	176
US Bancorp 7.50%, 6/1/2026	100	112
Wells Fargo & Co.
(ICE LIBOR USD 3 Month + 1.17%), 3.20%, 6/17/2027 (b)	639	605
5.38%, 11/2/2043	200	196
4.40%, 6/14/2046	47	41
Westpac Banking Corp. (Australia)
(USD ICE Swap Rate 5 Year + 2.24%), 4.32%, 11/23/2031	140	135
3.13%, 11/18/2041	221	162
		21,864
Beverages — 0.5%
Anheuser-Busch Cos. LLC (Belgium) 4.70%, 2/1/2036	373	357
Anheuser-Busch InBev Finance, Inc. (Belgium) 4.70%, 2/1/2036	120	115
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
4.38%, 4/15/2038	150	138
4.44%, 10/6/2048	130	114
4.75%, 4/15/2058	95	85
4.60%, 6/1/2060	105	92
Coca-Cola Femsa SAB de CV (Mexico)
2.75%, 1/22/2030	155	138
1.85%, 9/1/2032	215	166
Constellation Brands, Inc.
4.40%, 11/15/2025	50	50
2.88%, 5/1/2030	420	365
5.25%, 11/15/2048	25	24
Diageo Capital plc (United Kingdom) 1.38%, 9/29/2025	350	327
Fomento Economico Mexicano SAB de CV (Mexico) 3.50%, 1/16/2050	260	203
Keurig Dr Pepper, Inc.
4.42%, 5/25/2025	8	8
3.43%, 6/15/2027	20	19
4.42%, 12/15/2046	64	57
		2,258
Biotechnology — 0.5%
AbbVie, Inc.
2.80%, 3/15/2023	100	100
3.85%, 6/15/2024	42	42
3.20%, 11/21/2029	516	475
SEE NOTES TO FINANCIAL STATEMENTS.
June 30, 2022	JPMorgan Insurance Trust	7

JPMorgan Insurance Trust Core Bond Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Biotechnology — continued
4.50%, 5/14/2035	100	97
4.05%, 11/21/2039	510	455
4.40%, 11/6/2042	370	336
4.85%, 6/15/2044	200	191
Amgen, Inc. 1.65%, 8/15/2028	120	103
Baxalta, Inc. 5.25%, 6/23/2045	3	3
Biogen, Inc. 2.25%, 5/1/2030	153	125
Gilead Sciences, Inc. 2.60%, 10/1/2040	310	226
Regeneron Pharmaceuticals, Inc. 1.75%, 9/15/2030	460	369
		2,522
Building Products — 0.1%
Lennox International, Inc. 1.35%, 8/1/2025	540	495
Masco Corp.
2.00%, 10/1/2030	90	71
6.50%, 8/15/2032	80	86
		652
Capital Markets — 2.3%
Bank of New York Mellon Corp. (The) 3.30%, 8/23/2029	38	35
Blackstone Holdings Finance Co. LLC 4.45%, 7/15/2045 (a)	21	19
Blackstone Secured Lending Fund 3.65%, 7/14/2023	200	196
Brookfield Finance, Inc. (Canada)
3.90%, 1/25/2028	55	53
4.85%, 3/29/2029	54	53
4.70%, 9/20/2047	9	8
Charles Schwab Corp. (The) 3.20%, 3/2/2027	100	96
Credit Suisse AG (Switzerland) 3.70%, 2/21/2025	490	478
Credit Suisse Group AG (Switzerland)
(SOFR + 1.56%), 2.59%, 9/11/2025 (a) (b)	250	235
(SOFR + 2.04%), 2.19%, 6/5/2026 (a) (b)	250	227
(SOFR + 0.98%), 1.31%, 2/2/2027 (a) (b)	510	438
Deutsche Bank AG (Germany)
(SOFR + 2.16%), 2.22%, 9/18/2024	380	366
(SOFR + 1.87%), 2.13%, 11/24/2026 (b)	205	182
(SOFR + 1.32%), 2.55%, 1/7/2028 (b)	350	303
Goldman Sachs Group, Inc. (The)
3.50%, 1/23/2025	100	99
(ICE LIBOR USD 3 Month + 1.20%), 3.27%, 9/29/2025 (b)	137	133
4.25%, 10/21/2025	105	104
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Capital Markets — continued
3.85%, 1/26/2027	45	44
(SOFR + 0.91%), 1.95%, 10/21/2027 (b)	195	173
(SOFR + 1.11%), 2.64%, 2/24/2028	301	273
(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028 (b)	742	704
2.60%, 2/7/2030	400	341
(SOFR + 1.25%), 2.38%, 7/21/2032	95	77
6.75%, 10/1/2037	80	89
(ICE LIBOR USD 3 Month + 1.37%), 4.02%, 10/31/2038 (b)	400	349
(ICE LIBOR USD 3 Month + 1.43%), 4.41%, 4/23/2039 (b)	215	195
Jefferies Group LLC 6.45%, 6/8/2027	81	87
Macquarie Bank Ltd. (Australia)
4.00%, 7/29/2025 (a)	100	100
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.70%), 3.05%, 3/3/2036 (a) (b)	200	159
Macquarie Group Ltd. (Australia)
(SOFR + 1.07%), 1.34%, 1/12/2027 (a) (b)	210	185
(ICE LIBOR USD 3 Month + 1.75%), 5.03%, 1/15/2030 (a) (b)	220	219
Morgan Stanley
5.00%, 11/24/2025	36	37
(SOFR + 1.99%), 2.19%, 4/28/2026	1,050	983
3.13%, 7/27/2026	34	32
4.35%, 9/8/2026	20	20
3.63%, 1/20/2027	101	98
(SOFR + 1.00%), 2.48%, 1/21/2028 (b)	39	35
(ICE LIBOR USD 3 Month + 1.34%), 3.59%, 7/22/2028	222	210
(ICE LIBOR USD 3 Month + 1.14%), 3.77%, 1/24/2029 (b)	96	91
(ICE LIBOR USD 3 Month + 1.63%), 4.43%, 1/23/2030 (b)	159	154
(SOFR + 1.03%), 1.79%, 2/13/2032 (b)	280	220
(SOFR + 1.49%), 3.22%, 4/22/2042 (b)	265	209
4.30%, 1/27/2045	85	75
Nomura Holdings, Inc. (Japan)
2.65%, 1/16/2025	212	202
2.68%, 7/16/2030	200	164
Northern Trust Corp. (ICE LIBOR USD 3 Month + 1.13%), 3.38%, 5/8/2032 (b)	29	27
Nuveen LLC 4.00%, 11/1/2028 (a)	160	156

SEE NOTES TO FINANCIAL STATEMENTS.
8	JPMorgan Insurance Trust	June 30, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
S&P Global, Inc.
4.25%, 5/1/2029 (a)	346	342
2.90%, 3/1/2032 (a)	193	172
UBS Group AG (Switzerland)
4.13%, 9/24/2025 (a)	400	397
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 4.49%, 5/12/2026 (a) (b)	449	447
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 1.36%, 1/30/2027 (a) (b)	200	177
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 2.09%, 2/11/2032 (a) (b)	250	199
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.75%, 2/11/2033 (a) (b)	200	163
		10,630
Chemicals — 0.6%
Air Products and Chemicals, Inc. 1.85%, 5/15/2027	310	282
Albemarle Corp. 5.45%, 12/1/2044	50	49
Celanese US Holdings LLC 3.50%, 5/8/2024	151	149
Chevron Phillips Chemical Co. LLC 5.13%, 4/1/2025 (a)	485	500
Dow Chemical Co. (The) 4.55%, 11/30/2025	14	14
DuPont de Nemours, Inc. 5.32%, 11/15/2038	595	589
Eastman Chemical Co. 4.50%, 12/1/2028	220	216
International Flavors & Fragrances, Inc.
1.83%, 10/15/2027 (a)	190	164
3.27%, 11/15/2040 (a)	110	84
5.00%, 9/26/2048	52	49
3.47%, 12/1/2050 (a)	80	58
LYB International Finance III LLC
1.25%, 10/1/2025	79	72
3.63%, 4/1/2051	245	181
Nutrien Ltd. (Canada)
4.00%, 12/15/2026	70	69
4.20%, 4/1/2029	25	24
4.13%, 3/15/2035	90	83
5.00%, 4/1/2049	40	40
RPM International, Inc. 2.95%, 1/15/2032	305	253
Union Carbide Corp. 7.75%, 10/1/2096	75	89
		2,965
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Commercial Services & Supplies — 0.0% ^
Ford Foundation (The) Series 2020, 2.82%, 6/1/2070	90	62
Construction & Engineering — 0.1%
Quanta Services, Inc.
2.90%, 10/1/2030	360	297
2.35%, 1/15/2032	270	209
		506
Construction Materials — 0.0% ^
Martin Marietta Materials, Inc.
3.45%, 6/1/2027	52	50
3.50%, 12/15/2027	100	94
		144
Consumer Finance — 1.2%
AerCap Ireland Capital DAC (Ireland)
4.50%, 9/15/2023	600	597
2.88%, 8/14/2024	150	143
1.75%, 1/30/2026	150	131
2.45%, 10/29/2026	170	148
3.00%, 10/29/2028	210	177
3.30%, 1/30/2032	195	156
American Express Co. 4.20%, 11/6/2025	150	151
American Honda Finance Corp. 2.30%, 9/9/2026	17	16
Avolon Holdings Funding Ltd. (Ireland)
2.88%, 2/15/2025 (a)	275	253
5.50%, 1/15/2026 (a)	395	383
2.13%, 2/21/2026 (a)	160	138
4.25%, 4/15/2026 (a)	245	227
4.38%, 5/1/2026 (a)	150	139
2.53%, 11/18/2027 (a)	1,301	1,061
Capital One Financial Corp.
4.20%, 10/29/2025	40	39
3.75%, 7/28/2026	122	117
(SOFR + 0.86%), 1.88%, 11/2/2027 (b)	74	65
(SOFR + 1.27%), 2.62%, 11/2/2032 (b)	235	189
General Motors Financial Co., Inc.
1.20%, 10/15/2024	110	102
3.80%, 4/7/2025	180	176
1.25%, 1/8/2026	467	411
4.35%, 1/17/2027	113	108
2.35%, 1/8/2031	97	75
2.70%, 6/10/2031	205	162
SEE NOTES TO FINANCIAL STATEMENTS.
June 30, 2022	JPMorgan Insurance Trust	9

JPMorgan Insurance Trust Core Bond Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Finance — continued
Park Aerospace Holdings Ltd. (Ireland)
4.50%, 3/15/2023 (a)	475	473
5.50%, 2/15/2024 (a)	23	23
		5,660
Containers & Packaging — 0.1%
Graphic Packaging International LLC 1.51%, 4/15/2026 (a)	284	256
Packaging Corp. of America 4.05%, 12/15/2049	155	129
WRKCo, Inc.
3.00%, 9/15/2024	80	78
3.90%, 6/1/2028	35	34
		497
Diversified Consumer Services — 0.1%
Pepperdine University Series 2020, 3.30%, 12/1/2059	110	81
University of Miami Series 2022, 4.06%, 4/1/2052	120	108
University of Southern California Series A, 3.23%, 10/1/2120	110	74
		263
Diversified Financial Services — 0.2%
GTP Acquisition Partners I LLC 3.48%, 6/16/2025 (a)	67	66
LSEGA Financing plc (United Kingdom) 2.00%, 4/6/2028 (a)	475	416
Mitsubishi HC Capital, Inc. (Japan) 2.65%, 9/19/2022 (a)	200	200
ORIX Corp. (Japan)
2.90%, 7/18/2022	40	40
3.25%, 12/4/2024	100	98
3.70%, 7/18/2027	100	97
		917
Diversified Telecommunication Services — 0.5%
AT&T, Inc.
2.30%, 6/1/2027	520	475
1.65%, 2/1/2028	55	48
2.25%, 2/1/2032	430	351
3.50%, 6/1/2041	154	123
3.65%, 6/1/2051	381	298
3.55%, 9/15/2055	126	94
Deutsche Telekom International Finance BV (Germany) 4.88%, 3/6/2042 (a)	150	143
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Diversified Telecommunication Services — continued
Verizon Communications, Inc.
2.10%, 3/22/2028	200	178
3.15%, 3/22/2030	40	36
1.68%, 10/30/2030	75	60
2.36%, 3/15/2032	147	122
2.65%, 11/20/2040	260	191
		2,119
Electric Utilities — 1.6%
AEP Transmission Co. LLC 3.15%, 9/15/2049	35	27
Alabama Power Co. 6.13%, 5/15/2038	62	68
Avangrid, Inc. 3.15%, 12/1/2024	72	70
Baltimore Gas and Electric Co.
3.50%, 8/15/2046	47	39
2.90%, 6/15/2050	110	80
CenterPoint Energy Houston Electric LLC
3.95%, 3/1/2048	10	9
Series AD, 2.90%, 7/1/2050	200	150
China Southern Power Grid International Finance BVI Co. Ltd. (China) 3.50%, 5/8/2027 (a)	200	197
Cleveland Electric Illuminating Co. (The)
3.50%, 4/1/2028 (a)	95	89
4.55%, 11/15/2030 (a)	65	64
Commonwealth Edison Co. 3.65%, 6/15/2046	30	25
Duke Energy Corp. 2.65%, 9/1/2026	100	94
Duke Energy Indiana LLC 3.75%, 5/15/2046	60	51
Duke Energy Ohio, Inc. 3.70%, 6/15/2046	46	38
Duke Energy Progress LLC 3.70%, 10/15/2046	54	46
Duquesne Light Holdings, Inc.
3.62%, 8/1/2027 (a)	160	149
2.53%, 10/1/2030 (a)	210	173
Edison International 3.55%, 11/15/2024	284	277
Emera US Finance LP (Canada) 4.75%, 6/15/2046	130	114
Entergy Arkansas LLC 3.50%, 4/1/2026	22	22
Entergy Corp. 2.95%, 9/1/2026	21	20
Entergy Louisiana LLC
2.40%, 10/1/2026	59	55
3.05%, 6/1/2031	38	34
4.00%, 3/15/2033	40	38
2.90%, 3/15/2051	130	94
Entergy Mississippi LLC 3.85%, 6/1/2049	135	116
Evergy Metro, Inc.
3.15%, 3/15/2023	24	24

SEE NOTES TO FINANCIAL STATEMENTS.
10	JPMorgan Insurance Trust	June 30, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
5.30%, 10/1/2041	50	51
4.20%, 3/15/2048	50	45
Evergy, Inc. 2.90%, 9/15/2029	170	150
Fells Point Funding Trust 3.05%, 1/31/2027 (a)	585	539
Florida Power & Light Co. 5.40%, 9/1/2035	50	53
Fortis, Inc. (Canada) 3.06%, 10/4/2026	124	117
Hydro-Quebec (Canada) Series IO, 8.05%, 7/7/2024	100	109
ITC Holdings Corp.
2.70%, 11/15/2022	100	100
2.95%, 5/14/2030 (a)	100	88
Jersey Central Power & Light Co.
4.30%, 1/15/2026 (a)	40	40
6.15%, 6/1/2037	30	32
Massachusetts Electric Co. 4.00%, 8/15/2046 (a)	56	46
MidAmerican Energy Co. 3.50%, 10/15/2024	59	59
Mid-Atlantic Interstate Transmission LLC 4.10%, 5/15/2028 (a)	40	39
Nevada Power Co. Series CC, 3.70%, 5/1/2029	100	96
New England Power Co. (United Kingdom) 3.80%, 12/5/2047 (a)	45	37
NextEra Energy Capital Holdings, Inc. 3.55%, 5/1/2027	27	26
Niagara Mohawk Power Corp.
3.51%, 10/1/2024 (a)	19	19
1.96%, 6/27/2030 (a)	250	207
NRG Energy, Inc.
2.00%, 12/2/2025 (a)	185	167
2.45%, 12/2/2027 (a)	210	180
4.45%, 6/15/2029 (a)	110	99
OGE Energy Corp. 0.70%, 5/26/2023	135	132
Oklahoma Gas and Electric Co. 0.55%, 5/26/2023	165	160
Oncor Electric Delivery Co. LLC
5.75%, 3/15/2029	25	27
3.10%, 9/15/2049	215	166
Pacific Gas and Electric Co.
1.37%, 3/10/2023	305	300
1.70%, 11/15/2023	175	169
3.25%, 2/16/2024	505	492
3.45%, 7/1/2025	145	136
2.95%, 3/1/2026	90	82
3.75%, 8/15/2042 (c)	33	22
4.30%, 3/15/2045	55	40
4.00%, 12/1/2046	230	161
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Electric Utilities — continued
PECO Energy Co. 2.80%, 6/15/2050	100	73
Pennsylvania Electric Co. 3.25%, 3/15/2028 (a)	19	18
PG&E Wildfire Recovery Funding LLC Series A-2, 4.26%, 6/1/2036	160	161
Potomac Electric Power Co. 6.50%, 11/15/2037	75	87
Public Service Co. of Oklahoma Series G, 6.63%, 11/15/2037	175	197
Public Service Electric and Gas Co.
3.00%, 5/15/2025	83	81
5.38%, 11/1/2039	28	29
Southern California Edison Co.
Series C, 3.50%, 10/1/2023	53	53
Series B, 3.65%, 3/1/2028	80	76
Series 05-B, 5.55%, 1/15/2036	80	80
4.05%, 3/15/2042	100	82
Tampa Electric Co. 4.45%, 6/15/2049	100	92
Toledo Edison Co. (The) 6.15%, 5/15/2037	50	56
Union Electric Co. 2.95%, 6/15/2027	36	34
Virginia Electric and Power Co. 6.35%, 11/30/2037	70	81
		7,549
Electronic Equipment, Instruments & Components — 0.1%
Arrow Electronics, Inc.
4.50%, 3/1/2023	8	8
3.25%, 9/8/2024	44	43
3.88%, 1/12/2028	22	21
Corning, Inc.
5.35%, 11/15/2048	110	111
3.90%, 11/15/2049	174	139
		322
Energy Equipment & Services — 0.2%
Baker Hughes Holdings LLC
3.14%, 11/7/2029	180	162
4.49%, 5/1/2030	115	113
5.13%, 9/15/2040	40	39
Halliburton Co.
3.80%, 11/15/2025	2	2
4.85%, 11/15/2035	30	29
6.70%, 9/15/2038	60	66
NOV, Inc. 3.60%, 12/1/2029	200	180
Schlumberger Finance Canada Ltd. 1.40%, 9/17/2025	300	278
SEE NOTES TO FINANCIAL STATEMENTS.
June 30, 2022	JPMorgan Insurance Trust	11

JPMorgan Insurance Trust Core Bond Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Energy Equipment & Services — continued
Schlumberger Holdings Corp.
3.75%, 5/1/2024 (a)	55	55
3.90%, 5/17/2028 (a)	62	59
		983
Entertainment — 0.0% ^
Activision Blizzard, Inc. 1.35%, 9/15/2030	241	194
Equity Real Estate Investment Trusts (REITs) — 2.0%
Alexandria Real Estate Equities, Inc.
3.80%, 4/15/2026	23	23
2.00%, 5/18/2032	240	190
1.88%, 2/1/2033	140	105
4.00%, 2/1/2050	125	103
American Campus Communities Operating Partnership LP
3.63%, 11/15/2027	100	98
2.85%, 2/1/2030	190	180
American Tower Corp.
5.00%, 2/15/2024	71	72
3.38%, 10/15/2026	44	42
1.50%, 1/31/2028	325	270
2.10%, 6/15/2030	150	120
1.88%, 10/15/2030	275	214
3.70%, 10/15/2049	230	173
3.10%, 6/15/2050	130	90
2.95%, 1/15/2051	85	58
Boston Properties LP
3.13%, 9/1/2023	30	30
3.20%, 1/15/2025	61	60
3.65%, 2/1/2026	67	65
Brixmor Operating Partnership LP
3.65%, 6/15/2024	50	49
3.85%, 2/1/2025	50	49
2.25%, 4/1/2028	200	172
2.50%, 8/16/2031	105	82
Corporate Office Properties LP
2.25%, 3/15/2026	470	426
2.75%, 4/15/2031	326	264
Crown Castle International Corp. 4.00%, 3/1/2027	24	23
Digital Realty Trust LP 3.70%, 8/15/2027	31	30
Duke Realty LP
3.25%, 6/30/2026	18	17
2.88%, 11/15/2029	95	85
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Equity Real Estate Investment Trusts (REITs) — continued
Equinix, Inc.
2.90%, 11/18/2026	285	265
2.00%, 5/15/2028	463	398
Essex Portfolio LP
1.65%, 1/15/2031	200	156
2.65%, 3/15/2032	145	120
GAIF Bond Issuer Pty. Ltd. (Australia) 3.40%, 9/30/2026 (a)	79	76
Goodman US Finance Three LLC (Australia) 3.70%, 3/15/2028 (a)	43	41
Healthcare Trust of America Holdings LP
3.10%, 2/15/2030	310	267
2.00%, 3/15/2031	160	124
Healthpeak Properties, Inc.
2.13%, 12/1/2028	330	285
3.50%, 7/15/2029	132	122
3.00%, 1/15/2030	90	79
Life Storage LP
4.00%, 6/15/2029	150	138
2.20%, 10/15/2030	300	240
2.40%, 10/15/2031	125	100
Mid-America Apartments LP
3.95%, 3/15/2029	230	220
1.70%, 2/15/2031	150	119
National Retail Properties, Inc.
3.60%, 12/15/2026	58	56
4.30%, 10/15/2028	150	146
Office Properties Income Trust
2.40%, 2/1/2027	255	208
3.45%, 10/15/2031	130	97
Physicians Realty LP 2.63%, 11/1/2031	130	105
Prologis LP
2.25%, 4/15/2030	20	17
2.13%, 10/15/2050	150	95
Public Storage
1.95%, 11/9/2028	156	135
2.25%, 11/9/2031	131	108
Realty Income Corp.
3.88%, 7/15/2024	20	20
3.88%, 4/15/2025	60	60
3.25%, 1/15/2031	170	155
Regency Centers LP 2.95%, 9/15/2029	215	189
Sabra Health Care LP 3.20%, 12/1/2031	210	167

SEE NOTES TO FINANCIAL STATEMENTS.
12	JPMorgan Insurance Trust	June 30, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Equity Real Estate Investment Trusts (REITs) — continued
Safehold Operating Partnership LP 2.85%, 1/15/2032	400	321
Scentre Group Trust 1 (Australia) 3.50%, 2/12/2025 (a)	170	165
SITE Centers Corp. 3.63%, 2/1/2025	61	59
UDR, Inc.
2.95%, 9/1/2026	28	26
3.20%, 1/15/2030	150	135
3.00%, 8/15/2031	25	21
2.10%, 8/1/2032	160	124
1.90%, 3/15/2033	240	181
Ventas Realty LP
4.13%, 1/15/2026	9	9
3.25%, 10/15/2026	25	24
3.85%, 4/1/2027	49	47
Vornado Realty LP 3.50%, 1/15/2025	60	58
Welltower, Inc.
2.70%, 2/15/2027	63	58
3.10%, 1/15/2030	85	75
6.50%, 3/15/2041	125	140
WP Carey, Inc.
4.25%, 10/1/2026	245	242
2.25%, 4/1/2033	180	138
		9,221
Food & Staples Retailing — 0.4%
7-Eleven, Inc.
0.95%, 2/10/2026 (a)	170	150
1.30%, 2/10/2028 (a)	137	114
2.50%, 2/10/2041 (a)	139	94
Alimentation Couche-Tard, Inc. (Canada)
3.44%, 5/13/2041 (a)	250	187
3.80%, 1/25/2050 (a)	230	174
3.63%, 5/13/2051 (a)	280	203
CVS Pass-Through Trust
7.51%, 1/10/2032 (a)	62	67
5.93%, 1/10/2034 (a)	68	70
Series 2013, 4.70%, 1/10/2036 (a)	146	140
Kroger Co. (The)
2.20%, 5/1/2030	500	422
5.40%, 7/15/2040	18	18
		1,639
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Food Products — 0.4%
Bimbo Bakeries USA, Inc. (Mexico) 4.00%, 5/17/2051 (a)	290	236
Bunge Ltd. Finance Corp. 2.75%, 5/14/2031	400	330
Campbell Soup Co. 3.13%, 4/24/2050	47	33
Conagra Brands, Inc. 5.30%, 11/1/2038	35	33
General Mills, Inc. 3.00%, 2/1/2051	100	73
Kraft Heinz Foods Co.
4.63%, 10/1/2039	200	176
4.38%, 6/1/2046	153	128
McCormick & Co., Inc. 2.50%, 4/15/2030	342	292
Mead Johnson Nutrition Co. (United Kingdom) 4.13%, 11/15/2025	27	27
Smithfield Foods, Inc.
5.20%, 4/1/2029 (a)	160	157
3.00%, 10/15/2030 (a)	380	315
Tyson Foods, Inc.
4.88%, 8/15/2034	20	20
5.15%, 8/15/2044	90	89
		1,909
Gas Utilities — 0.2%
Atmos Energy Corp.
0.63%, 3/9/2023	105	103
4.13%, 10/15/2044	50	44
4.13%, 3/15/2049	155	140
Boston Gas Co. 4.49%, 2/15/2042 (a)	22	20
Brooklyn Union Gas Co. (The) 4.27%, 3/15/2048 (a)	80	66
ONE Gas, Inc. 2.00%, 5/15/2030	200	167
Piedmont Natural Gas Co., Inc. 3.50%, 6/1/2029	200	186
Southern California Gas Co. Series XX, 2.55%, 2/1/2030	195	172
Southern Natural Gas Co. LLC
8.00%, 3/1/2032	53	62
4.80%, 3/15/2047 (a)	26	23
Southwest Gas Corp. 3.80%, 9/29/2046	44	34
		1,017
Health Care Equipment & Supplies — 0.1%
Abbott Laboratories 4.75%, 11/30/2036	130	138
Becton Dickinson and Co. 4.67%, 6/6/2047	75	70
Boston Scientific Corp. 4.55%, 3/1/2039	49	46
SEE NOTES TO FINANCIAL STATEMENTS.
June 30, 2022	JPMorgan Insurance Trust	13

JPMorgan Insurance Trust Core Bond Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Equipment & Supplies — continued
DH Europe Finance II SARL 3.25%, 11/15/2039	184	152
Zimmer Biomet Holdings, Inc. 2.60%, 11/24/2031	283	232
		638
Health Care Providers & Services — 0.8%
Advocate Health & Hospitals Corp. Series 2020, 2.21%, 6/15/2030	130	111
Ascension Health Series B, 2.53%, 11/15/2029	190	172
Children's Hospital Series 2020, 2.93%, 7/15/2050	180	128
Cigna Corp. 4.50%, 2/25/2026	127	128
CommonSpirit Health
1.55%, 10/1/2025	145	134
2.78%, 10/1/2030	145	125
3.91%, 10/1/2050	140	112
CVS Health Corp.
4.30%, 3/25/2028	21	21
5.05%, 3/25/2048	323	309
Elevance Health, Inc.
3.35%, 12/1/2024	70	69
4.10%, 3/1/2028	55	54
4.65%, 1/15/2043	18	17
4.65%, 8/15/2044	65	62
Hackensack Meridian Health, Inc.
Series 2020, 2.68%, 9/1/2041	390	298
Series 2020, 2.88%, 9/1/2050	230	166
HCA, Inc.
5.25%, 6/15/2026	340	338
5.13%, 6/15/2039	125	109
5.50%, 6/15/2047	245	219
Memorial Health Services 3.45%, 11/1/2049	245	201
MidMichigan Health Series 2020, 3.41%, 6/1/2050	80	64
Mount Sinai Hospitals Group, Inc. Series 2017, 3.98%, 7/1/2048	83	73
MultiCare Health System 2.80%, 8/15/2050	120	87
Providence St. Joseph Health Obligated Group Series H, 2.75%, 10/1/2026	36	35
Quest Diagnostics, Inc. 3.45%, 6/1/2026	17	17
Texas Health Resources 2.33%, 11/15/2050	140	92
UnitedHealth Group, Inc.
4.63%, 7/15/2035	34	34
3.50%, 8/15/2039	160	139
3.25%, 5/15/2051	140	110
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Health Care Providers & Services — continued
Universal Health Services, Inc. 2.65%, 10/15/2030 (a)	328	262
Yale-New Haven Health Services Corp. Series 2020, 2.50%, 7/1/2050	200	138
		3,824
Hotels, Restaurants & Leisure — 0.0% ^
McDonald's Corp. 4.70%, 12/9/2035	60	60
Household Durables — 0.0% ^
Lennar Corp. 4.50%, 4/30/2024	95	95
Independent Power and Renewable Electricity Producers — 0.2%
Alexander Funding Trust 1.84%, 11/15/2023 (a)	200	192
Constellation Energy Generation LLC
3.25%, 6/1/2025	250	239
6.25%, 10/1/2039	100	102
5.75%, 10/1/2041	144	139
Southern Power Co. 5.15%, 9/15/2041	50	47
Tri-State Generation and Transmission Association, Inc. 4.25%, 6/1/2046	25	22
		741
Industrial Conglomerates — 0.1%
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035	325	304
Honeywell International, Inc. 2.50%, 11/1/2026	150	143
		447
Insurance — 1.1%
AIA Group Ltd. (Hong Kong)
3.20%, 3/11/2025 (a)	200	197
3.90%, 4/6/2028 (a)	210	207
3.60%, 4/9/2029 (a)	200	193
Assurant, Inc. 4.20%, 9/27/2023	63	63
Athene Global Funding
0.95%, 1/8/2024 (a)	363	345
2.75%, 6/25/2024 (a)	155	150
2.50%, 1/14/2025 (a)	103	98
1.45%, 1/8/2026 (a)	370	329
2.95%, 11/12/2026 (a)	515	473
Berkshire Hathaway Finance Corp.
4.30%, 5/15/2043	62	57
3.85%, 3/15/2052	210	180
Brown & Brown, Inc. 2.38%, 3/15/2031	460	364
Chubb INA Holdings, Inc.
2.88%, 11/3/2022	42	42

SEE NOTES TO FINANCIAL STATEMENTS.
14	JPMorgan Insurance Trust	June 30, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Insurance — continued
2.70%, 3/13/2023	120	120
CNA Financial Corp. 3.95%, 5/15/2024	44	44
Corebridge Financial, Inc.
3.65%, 4/5/2027 (a)	185	174
3.85%, 4/5/2029 (a)	130	120
Dai-ichi Life Insurance Co. Ltd. (The) (Japan) (ICE LIBOR USD 3 Month + 3.66%), 4.00%, 7/24/2026 (a) (b) (d) (e)	200	188
F&G Global Funding 1.75%, 6/30/2026 (a)	185	164
Guardian Life Insurance Co. of America (The) 4.85%, 1/24/2077 (a)	21	19
Hanover Insurance Group, Inc. (The) 2.50%, 9/1/2030	120	100
Hartford Financial Services Group, Inc. (The) 4.30%, 4/15/2043	70	62
Intact US Holdings, Inc. 4.60%, 11/9/2022	100	100
Jackson National Life Global Funding 3.88%, 6/11/2025 (a)	87	86
Liberty Mutual Group, Inc.
4.57%, 2/1/2029 (a)	27	27
3.95%, 10/15/2050 (a)	207	157
Markel Corp. 3.63%, 3/30/2023	40	40
MetLife, Inc. 4.13%, 8/13/2042	28	25
New York Life Global Funding 2.35%, 7/14/2026 (a)	65	61
New York Life Insurance Co. 4.45%, 5/15/2069 (a)	105	90
Northwestern Mutual Global Funding 1.70%, 6/1/2028 (a)	195	172
Pacific Life Insurance Co. (ICE LIBOR USD 3 Month + 2.80%), 4.30%, 10/24/2067 (a) (b)	134	113
Principal Financial Group, Inc. 3.70%, 5/15/2029	30	28
Prudential Financial, Inc. 3.91%, 12/7/2047	61	53
Prudential Insurance Co. of America (The) 8.30%, 7/1/2025 (a)	150	166
Teachers Insurance & Annuity Association of America 4.27%, 5/15/2047 (a)	50	45
		4,852
Internet & Direct Marketing Retail — 0.2%
Amazon.com, Inc.
3.88%, 8/22/2037	80	76
3.95%, 4/13/2052	390	360
eBay, Inc. 2.60%, 5/10/2031	830	690
		1,126
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

IT Services — 0.2%
CGI, Inc. (Canada) 2.30%, 9/14/2031	370	297
Fiserv, Inc.
3.20%, 7/1/2026	70	66
4.40%, 7/1/2049	65	56
Global Payments, Inc.
3.20%, 8/15/2029	236	206
2.90%, 5/15/2030	48	41
2.90%, 11/15/2031	92	75
		741
Leisure Products — 0.1%
Hasbro, Inc. 3.90%, 11/19/2029	332	305
Life Sciences Tools & Services — 0.1%
Thermo Fisher Scientific, Inc. 2.00%, 10/15/2031	330	277
Machinery — 0.1%
nVent Finance SARL (United Kingdom) 4.55%, 4/15/2028	75	72
Otis Worldwide Corp. 2.57%, 2/15/2030	280	242
Parker-Hannifin Corp.
4.45%, 11/21/2044	30	27
4.10%, 3/1/2047	21	18
Xylem, Inc. 2.25%, 1/30/2031	110	92
		451
Media — 0.5%
Charter Communications Operating LLC
5.38%, 4/1/2038	38	34
3.50%, 3/1/2042	195	135
4.80%, 3/1/2050	240	190
3.70%, 4/1/2051	445	301
Comcast Corp.
3.55%, 5/1/2028	66	64
4.25%, 1/15/2033	167	164
4.20%, 8/15/2034	89	86
3.90%, 3/1/2038	32	29
3.25%, 11/1/2039	130	107
3.75%, 4/1/2040	160	140
4.00%, 11/1/2049	52	45
2.89%, 11/1/2051	186	133
2.94%, 11/1/2056	101	70
2.99%, 11/1/2063	263	180
Cox Communications, Inc.
3.35%, 9/15/2026 (a)	67	64
2.95%, 10/1/2050 (a)	180	119
SEE NOTES TO FINANCIAL STATEMENTS.
June 30, 2022	JPMorgan Insurance Trust	15

JPMorgan Insurance Trust Core Bond Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Media — continued
Discovery Communications LLC
5.20%, 9/20/2047	80	69
4.00%, 9/15/2055	124	87
Paramount Global
4.00%, 1/15/2026	42	41
2.90%, 1/15/2027	53	49
Time Warner Cable LLC
6.55%, 5/1/2037	50	50
7.30%, 7/1/2038	50	52
5.50%, 9/1/2041	100	87
Time Warner Entertainment Co. LP 8.38%, 7/15/2033	90	104
		2,400
Metals & Mining — 0.3%
Glencore Funding LLC (Australia)
4.13%, 5/30/2023 (a)	112	112
2.50%, 9/1/2030 (a)	750	611
Nucor Corp. 2.98%, 12/15/2055	30	20
Reliance Steel & Aluminum Co. 1.30%, 8/15/2025	600	546
Steel Dynamics, Inc. 1.65%, 10/15/2027	126	108
		1,397
Multiline Retail — 0.0% ^
Nordstrom, Inc. 4.25%, 8/1/2031	300	227
Multi-Utilities — 0.3%
Ameren Illinois Co. 3.25%, 3/15/2050	185	144
CenterPoint Energy, Inc. 1.45%, 6/1/2026	230	207
CMS Energy Corp.
3.88%, 3/1/2024	110	110
2.95%, 2/15/2027	47	44
Consolidated Edison Co. of New York, Inc.
5.70%, 6/15/2040	38	40
4.50%, 5/15/2058	54	49
Consumers Energy Co. 3.25%, 8/15/2046	19	15
Delmarva Power & Light Co. 4.15%, 5/15/2045	50	45
Dominion Energy, Inc. Series B, 2.75%, 9/15/2022	60	60
New York State Electric & Gas Corp. 3.25%, 12/1/2026 (a)	50	48
NiSource, Inc.
2.95%, 9/1/2029	85	75
1.70%, 2/15/2031	190	149
San Diego Gas & Electric Co. 5.35%, 5/15/2035	70	73
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Multi-Utilities — continued
Southern Co. Gas Capital Corp.
2.45%, 10/1/2023	19	19
3.25%, 6/15/2026	17	16
5.88%, 3/15/2041	96	101
4.40%, 6/1/2043	42	36
3.95%, 10/1/2046	21	17
WEC Energy Group, Inc. 3.55%, 6/15/2025	11	11
		1,259
Oil, Gas & Consumable Fuels — 2.0%
APA Infrastructure Ltd. (Australia)
4.20%, 3/23/2025 (a)	120	119
4.25%, 7/15/2027 (a)	73	71
Boardwalk Pipelines LP 3.40%, 2/15/2031	170	145
BP Capital Markets America, Inc.
3.02%, 1/16/2027	35	33
2.77%, 11/10/2050	130	90
2.94%, 6/4/2051	205	147
3.00%, 3/17/2052	135	97
BP Capital Markets plc (United Kingdom) 3.28%, 9/19/2027	140	134
Buckeye Partners LP 5.85%, 11/15/2043	100	71
Cameron LNG LLC 3.70%, 1/15/2039 (a)	188	158
Cheniere Corpus Christi Holdings LLC 3.70%, 11/15/2029	200	183
Chevron USA, Inc. 3.25%, 10/15/2029	110	104
Coterra Energy, Inc. 3.90%, 5/15/2027 (a)	235	225
Diamondback Energy, Inc. 3.25%, 12/1/2026	145	141
Eastern Gas Transmission & Storage, Inc. 3.90%, 11/15/2049 (a)	137	110
Ecopetrol SA (Colombia)
5.88%, 9/18/2023	28	28
4.13%, 1/16/2025	33	30
5.38%, 6/26/2026	39	36
Energy Transfer LP
4.75%, 1/15/2026	187	186
3.90%, 7/15/2026	24	23
5.50%, 6/1/2027	90	91
4.95%, 5/15/2028	40	39
4.15%, 9/15/2029	102	93
6.05%, 6/1/2041	100	96
6.10%, 2/15/2042	60	56
6.00%, 6/15/2048	235	221
Eni USA, Inc. (Italy) 7.30%, 11/15/2027	50	56

SEE NOTES TO FINANCIAL STATEMENTS.
16	JPMorgan Insurance Trust	June 30, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Enterprise Products Operating LLC
3.90%, 2/15/2024	25	25
3.70%, 2/15/2026	38	37
7.55%, 4/15/2038	86	102
4.45%, 2/15/2043	87	76
5.10%, 2/15/2045	16	15
3.20%, 2/15/2052	50	36
4.95%, 10/15/2054	6	5
EQM Midstream Partners LP 5.50%, 7/15/2028	130	112
EQT Corp. 3.90%, 10/1/2027	60	56
Equinor ASA (Norway)
3.25%, 11/10/2024	23	23
2.88%, 4/6/2025	145	142
Exxon Mobil Corp. 3.00%, 8/16/2039	405	331
Flex Intermediate Holdco LLC
3.36%, 6/30/2031 (a)	355	290
4.32%, 12/30/2039 (a)	130	101
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates) 2.94%, 9/30/2040 (a)	246	200
Gray Oak Pipeline LLC
2.00%, 9/15/2023 (a)	135	131
2.60%, 10/15/2025 (a)	165	154
3.45%, 10/15/2027 (a)	372	340
HF Sinclair Corp.
2.63%, 10/1/2023 (a)	255	248
5.88%, 4/1/2026 (a)	138	139
Lundin Energy Finance BV (Netherlands) 2.00%, 7/15/2026 (a)	200	179
Magellan Midstream Partners LP 3.20%, 3/15/2025	14	14
Marathon Petroleum Corp. 4.70%, 5/1/2025	156	158
MPLX LP
4.50%, 7/15/2023	213	214
4.80%, 2/15/2029	261	257
NGPL PipeCo LLC 3.25%, 7/15/2031 (a)	215	179
ONEOK Partners LP
3.38%, 10/1/2022	8	8
5.00%, 9/15/2023	72	73
6.65%, 10/1/2036	15	15
ONEOK, Inc. 2.20%, 9/15/2025	250	233
Phillips 66 Co.
3.15%, 12/15/2029 (a)	95	85
4.90%, 10/1/2046 (a)	37	35
Pioneer Natural Resources Co. 1.90%, 8/15/2030	270	220
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued
Plains All American Pipeline LP
5.15%, 6/1/2042	120	101
4.30%, 1/31/2043	30	23
4.70%, 6/15/2044	110	87
Sabine Pass Liquefaction LLC
5.63%, 3/1/2025	235	240
5.00%, 3/15/2027	450	451
Spectra Energy Partners LP 4.50%, 3/15/2045	25	22
Suncor Energy, Inc. (Canada)
5.95%, 12/1/2034	60	63
6.80%, 5/15/2038	145	163
Targa Resources Corp. 4.20%, 2/1/2033	100	91
Texas Eastern Transmission LP 3.50%, 1/15/2028 (a)	15	14
TotalEnergies Capital International SA (France)
2.99%, 6/29/2041	350	276
3.46%, 7/12/2049	145	117
3.13%, 5/29/2050	260	199
TransCanada PipeLines Ltd. (Canada)
6.20%, 10/15/2037	70	76
4.75%, 5/15/2038	80	76
Valero Energy Corp.
2.15%, 9/15/2027	210	187
7.50%, 4/15/2032	14	16
		9,218
Personal Products — 0.2%
Estee Lauder Cos., Inc. (The)
2.60%, 4/15/2030	404	363
3.13%, 12/1/2049	150	119
GSK Consumer Healthcare Capital US LLC 3.38%, 3/24/2029 (a)	260	243
		725
Pharmaceuticals — 0.6%
AstraZeneca plc (United Kingdom)
6.45%, 9/15/2037	50	60
4.00%, 9/18/2042	40	37
2.13%, 8/6/2050	140	94
Bristol-Myers Squibb Co.
3.90%, 2/20/2028	100	100
4.13%, 6/15/2039	114	109
2.35%, 11/13/2040	175	129
4.55%, 2/20/2048	47	46
Mylan, Inc. 5.40%, 11/29/2043	21	18
SEE NOTES TO FINANCIAL STATEMENTS.
June 30, 2022	JPMorgan Insurance Trust	17

JPMorgan Insurance Trust Core Bond Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Pharmaceuticals — continued
Royalty Pharma plc
0.75%, 9/2/2023	240	231
1.20%, 9/2/2025	98	87
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	234	225
Takeda Pharmaceutical Co. Ltd. (Japan)
3.03%, 7/9/2040	545	419
3.18%, 7/9/2050	225	168
Utah Acquisition Sub, Inc. 3.95%, 6/15/2026	210	198
Viatris, Inc. 2.30%, 6/22/2027	589	509
Zoetis, Inc. 2.00%, 5/15/2030	170	142
		2,572
Road & Rail — 0.4%
Burlington Northern Santa Fe LLC
5.75%, 5/1/2040	85	93
5.40%, 6/1/2041	126	133
4.38%, 9/1/2042	25	24
5.15%, 9/1/2043	77	80
4.70%, 9/1/2045	35	34
CSX Corp.
5.50%, 4/15/2041	50	52
4.75%, 11/15/2048	108	105
3.35%, 9/15/2049	10	8
ERAC USA Finance LLC
7.00%, 10/15/2037 (a)	160	188
5.63%, 3/15/2042 (a)	12	12
JB Hunt Transport Services, Inc.
3.85%, 3/15/2024	70	70
3.88%, 3/1/2026	85	84
Kansas City Southern 4.70%, 5/1/2048	197	186
Norfolk Southern Corp.
3.95%, 10/1/2042	70	61
4.05%, 8/15/2052	40	35
Penske Truck Leasing Co. LP
3.95%, 3/10/2025 (a)	25	25
3.40%, 11/15/2026 (a)	25	24
4.20%, 4/1/2027 (a)	75	73
Triton Container International Ltd. (Bermuda) 1.15%, 6/7/2024 (a)	270	252
Union Pacific Corp. 4.10%, 9/15/2067	150	127
		1,666
Semiconductors & Semiconductor Equipment — 0.7%
Analog Devices, Inc. 2.80%, 10/1/2041	227	178
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Semiconductors & Semiconductor Equipment — continued
Broadcom, Inc.
1.95%, 2/15/2028 (a)	592	504
3.14%, 11/15/2035 (a)	378	287
3.19%, 11/15/2036 (a)	370	281
Intel Corp. 3.10%, 2/15/2060	50	36
KLA Corp. 3.30%, 3/1/2050	150	119
Microchip Technology, Inc.
0.97%, 2/15/2024	330	313
0.98%, 9/1/2024	295	275
NXP BV (China)
2.50%, 5/11/2031	360	295
3.25%, 5/11/2041	370	278
TSMC Arizona Corp. (Taiwan) 4.50%, 4/22/2052	200	196
Xilinx, Inc. 2.38%, 6/1/2030	623	550
		3,312
Software — 0.5%
Microsoft Corp.
2.65%, 11/3/2022	160	160
2.00%, 8/8/2023	125	124
3.50%, 2/12/2035	68	65
3.45%, 8/8/2036	60	57
2.92%, 3/17/2052	65	51
3.04%, 3/17/2062	40	31
Oracle Corp.
3.60%, 4/1/2040	450	336
4.00%, 7/15/2046	110	81
Roper Technologies, Inc.
1.40%, 9/15/2027	350	300
2.00%, 6/30/2030	160	129
VMware, Inc.
1.40%, 8/15/2026	404	357
4.65%, 5/15/2027	135	134
Workday, Inc. 3.50%, 4/1/2027	285	273
		2,098
Specialty Retail — 0.2%
AutoZone, Inc. 1.65%, 1/15/2031	180	141
Home Depot, Inc. (The) 3.90%, 12/6/2028	110	110
Lowe's Cos., Inc.
1.70%, 10/15/2030	430	345
2.63%, 4/1/2031	105	90

SEE NOTES TO FINANCIAL STATEMENTS.
18	JPMorgan Insurance Trust	June 30, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Specialty Retail — continued
O'Reilly Automotive, Inc.
3.55%, 3/15/2026	80	79
3.60%, 9/1/2027	49	47
		812
Technology Hardware, Storage & Peripherals — 0.2%
Apple, Inc.
2.45%, 8/4/2026	74	71
3.45%, 2/9/2045	82	71
3.85%, 8/4/2046	117	107
3.75%, 9/12/2047	140	126
Dell International LLC
5.45%, 6/15/2023	32	32
6.02%, 6/15/2026	522	542
HP, Inc. 3.00%, 6/17/2027	160	148
		1,097
Thrifts & Mortgage Finance — 0.2%
BPCE SA (France)
4.63%, 7/11/2024 (a)	200	199
1.00%, 1/20/2026 (a)	305	270
(SOFR + 1.52%), 1.65%, 10/6/2026 (a) (b)	250	224
(SOFR + 1.31%), 2.28%, 1/20/2032 (a) (b)	250	198
Nationwide Building Society (United Kingdom) 1.00%, 8/28/2025 (a)	200	181
		1,072
Tobacco — 0.2%
Altria Group, Inc. 2.45%, 2/4/2032	410	309
BAT Capital Corp. (United Kingdom)
2.26%, 3/25/2028	210	176
4.39%, 8/15/2037	250	198
3.73%, 9/25/2040	140	98
4.54%, 8/15/2047	60	44
3.98%, 9/25/2050	220	151
BAT International Finance plc (United Kingdom) 1.67%, 3/25/2026	160	142
		1,118
Trading Companies & Distributors — 0.3%
Air Lease Corp.
2.30%, 2/1/2025	245	229
3.25%, 3/1/2025	48	46
3.38%, 7/1/2025	378	356
2.88%, 1/15/2026	160	147
3.25%, 10/1/2029	220	185
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Trading Companies & Distributors — continued
Aviation Capital Group LLC
3.88%, 5/1/2023 (a)	100	99
5.50%, 12/15/2024 (a)	174	173
International Lease Finance Corp. 5.88%, 8/15/2022	150	150
WW Grainger, Inc. 4.60%, 6/15/2045	77	74
		1,459
Transportation Infrastructure — 0.1%
Sydney Airport Finance Co. Pty. Ltd. (Australia) 3.38%, 4/30/2025 (a)	360	350
Water Utilities — 0.1%
American Water Capital Corp.
3.45%, 6/1/2029	35	33
4.00%, 12/1/2046	52	45
3.45%, 5/1/2050	225	179
		257
Wireless Telecommunication Services — 0.4%
America Movil SAB de CV (Mexico)
3.63%, 4/22/2029	200	190
4.38%, 4/22/2049	200	185
Rogers Communications, Inc. (Canada) 4.55%, 3/15/2052 (a)	180	158
T-Mobile USA, Inc. 3.88%, 4/15/2030	850	793
Vodafone Group plc (United Kingdom)
5.25%, 5/30/2048	64	61
4.88%, 6/19/2049	255	234
		1,621
Total Corporate Bonds (Cost $144,208)		126,376
U.S. Treasury Obligations — 25.1%
U.S. Treasury Bonds
3.50%, 2/15/2039	1,038	1,084
4.25%, 5/15/2039	945	1,079
1.13%, 5/15/2040	1,220	849
3.88%, 8/15/2040	1,975	2,129
1.88%, 2/15/2041	1,110	871
2.25%, 5/15/2041	4,785	3,993
1.75%, 8/15/2041	515	392
2.00%, 11/15/2041	205	163
3.13%, 11/15/2041	950	912
2.38%, 2/15/2042	2,510	2,128
2.75%, 8/15/2042	1,800	1,615
SEE NOTES TO FINANCIAL STATEMENTS.
June 30, 2022	JPMorgan Insurance Trust	19

JPMorgan Insurance Trust Core Bond Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — continued
2.75%, 11/15/2042	2,345	2,100
3.13%, 2/15/2043	500	475
2.88%, 5/15/2043	1,590	1,450
3.63%, 8/15/2043	350	359
3.75%, 11/15/2043	514	538
3.63%, 2/15/2044	645	662
3.38%, 5/15/2044	1,000	987
3.00%, 11/15/2044	663	614
2.50%, 2/15/2045	2,000	1,696
2.88%, 8/15/2045	570	518
3.00%, 11/15/2045	1,000	929
2.25%, 8/15/2046	3,104	2,503
3.00%, 2/15/2047	28	26
3.00%, 2/15/2048	90	85
3.13%, 5/15/2048	176	171
2.88%, 5/15/2049	160	149
2.25%, 8/15/2049	1,095	898
2.38%, 11/15/2049	1,365	1,153
2.00%, 2/15/2050	740	573
1.25%, 5/15/2050	197	125
1.38%, 8/15/2050	140	92
1.63%, 11/15/2050	2,240	1,575
1.88%, 2/15/2051	3,839	2,880
2.38%, 5/15/2051	1,100	929
2.00%, 8/15/2051	1,215	939
1.88%, 11/15/2051	5,100	3,827
2.25%, 2/15/2052	2,125	1,749
2.88%, 5/15/2052	750	708
U.S. Treasury Inflation Indexed Bonds
3.63%, 4/15/2028	300	626
2.50%, 1/15/2029	100	150
U.S. Treasury Notes
1.63%, 8/31/2022	1,000	1,000
1.75%, 9/30/2022	150	150
1.50%, 2/28/2023	525	521
1.75%, 5/15/2023	3,079	3,049
2.75%, 5/31/2023	46	46
2.50%, 8/15/2023	600	597
1.38%, 8/31/2023	700	687
1.63%, 10/31/2023	2,000	1,965
2.13%, 2/29/2024	94	93
2.50%, 5/15/2024	30	30
2.00%, 6/30/2024	10	10
2.25%, 11/15/2024	112	110
1.75%, 12/31/2024	2,766	2,680
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

2.00%, 2/15/2025	1,000	974
2.88%, 4/30/2025	146	145
2.13%, 5/15/2025	575	561
2.88%, 5/31/2025	318	317
2.00%, 8/15/2025	729	706
2.25%, 11/15/2025	610	594
0.38%, 1/31/2026	650	591
1.63%, 2/15/2026	59	56
0.50%, 2/28/2026	4,645	4,234
2.50%, 2/28/2026	160	157
0.75%, 4/30/2026	100	92
0.88%, 6/30/2026	3,965	3,640
1.50%, 8/15/2026	28	26
0.88%, 9/30/2026	180	165
2.00%, 11/15/2026	84	80
1.75%, 12/31/2026	2,082	1,969
1.50%, 1/31/2027	74	69
2.25%, 2/15/2027	293	283
2.63%, 5/31/2027	5,100	5,004
0.38%, 9/30/2027	1,160	1,009
2.75%, 2/15/2028	65	64
1.25%, 3/31/2028	2,475	2,236
2.88%, 5/15/2028	991	979
1.25%, 6/30/2028	3,937	3,542
2.88%, 4/30/2029	6,775	6,696
1.75%, 11/15/2029	265	243
1.50%, 2/15/2030	389	349
0.63%, 8/15/2030	280	232
0.88%, 11/15/2030	2,050	1,731
1.63%, 5/15/2031	805	719
1.25%, 8/15/2031	250	215
1.38%, 11/15/2031	840	729
1.88%, 2/15/2032	2,950	2,673
U.S. Treasury STRIPS Bonds
3.44%, 8/15/2022 (f)	75	75
1.93%, 11/15/2022 (f)	750	745
3.25%, 2/15/2023 (f)	2,690	2,652
2.80%, 5/15/2023 (f)	2,420	2,367
2.38%, 8/15/2023 (f)	1,890	1,834
2.81%, 11/15/2023 (f)	173	167
1.78%, 2/15/2024 (f)	327	312
3.51%, 11/15/2024 (f)	110	103
4.12%, 2/15/2025 (f)	50	46
5.54%, 5/15/2026 (f)	100	89
3.80%, 8/15/2026 (f)	23	20

SEE NOTES TO FINANCIAL STATEMENTS.
20	JPMorgan Insurance Trust	June 30, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — continued
3.89%, 11/15/2026 (f)	250	219
4.59%, 2/15/2027 (f)	300	260
3.97%, 5/15/2027 (f)	725	624
3.61%, 8/15/2027 (f)	250	214
4.33%, 11/15/2027 (f)	710	602
3.34%, 2/15/2028 (f)	27	23
3.13%, 5/15/2028 (f)	140	117
8.49%, 8/15/2028 (f)	50	41
4.58%, 2/15/2029 (f)	658	536
1.64%, 8/15/2029 (f)	3,400	2,728
4.23%, 11/15/2029 (f)	200	159
5.24%, 5/15/2030 (f)	300	235
4.41%, 8/15/2030 (f)	300	234
3.88%, 11/15/2030 (f)	500	386
5.07%, 2/15/2031 (f)	350	268
4.25%, 5/15/2031 (f)	275	209
3.53%, 11/15/2031 (f)	760	568
4.17%, 2/15/2032 (f)	350	259
4.61%, 11/15/2032 (f)	800	578
4.21%, 2/15/2033 (f)	400	286
4.25%, 5/15/2033 (f)	1,175	834
7.23%, 8/15/2033 (f)	100	70
4.78%, 11/15/2033 (f)	1,025	716
4.35%, 2/15/2034 (f)	775	536
3.58%, 11/15/2034 (f)	50	34
3.58%, 2/15/2035 (f)	65	43
3.85%, 5/15/2035 (f)	250	166
2.47%, 11/15/2041 (f)	100	50
Total U.S. Treasury Obligations (Cost $128,453)		116,124
Mortgage-Backed Securities — 20.0%
FHLMC
Pool # 611141 ARM, 2.35%, 1/1/2027 (g)	8	8
Pool # 846812 ARM, 2.48%, 4/1/2030 (g)	2	2
Pool # 1B1665 ARM, 2.86%, 4/1/2034 (g)	8	8
Pool # 1B2844 ARM, 2.23%, 3/1/2035 (g)	17	17
Pool # 1B3209 ARM, 2.04%, 1/1/2037 (g)	9	9
FHLMC Gold Pools, 30 Year
Pool # G00981 8.50%, 7/1/2028	1	1
Pool # C00785 6.50%, 6/1/2029	5	5
Pool # C01292 6.00%, 2/1/2032	3	3
Pool # A13625 5.50%, 10/1/2033	20	21
Pool # A28796 6.50%, 11/1/2034	5	6
Pool # A46417 7.00%, 4/1/2035	28	30
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # V83115 4.50%, 3/1/2047	399	406
Pool # Q48338 4.50%, 5/1/2047	41	42
Pool # G61060 4.50%, 6/1/2047	688	702
FHLMC Gold Pools, Other
Pool # P20570 7.00%, 7/1/2029	26	28
Pool # U80265 3.50%, 4/1/2033	226	224
Pool # U90690 3.50%, 6/1/2042	197	193
Pool # U90975 4.00%, 6/1/2042	86	86
Pool # U99134 4.00%, 1/1/2046	147	148
FHLMC UMBS, 30 Year
Pool # RA2008 4.00%, 1/1/2050	302	301
Pool # QB1284 3.50%, 7/1/2050	682	661
Pool # QB1248 4.00%, 7/1/2050	700	696
Pool # RA6702 3.00%, 2/1/2052	989	922
FNMA
Pool # 303532 ARM, 3.85%, 3/1/2029 (g)	—	—
Pool # 745446 ARM, 2.61%, 4/1/2033 (g)	11	11
Pool # 722985 ARM, 3.31%, 7/1/2033 (g)	12	12
Pool # 766610 ARM, 1.96%, 1/1/2034 (g)	11	11
Pool # 735332 ARM, 2.55%, 8/1/2034 (g)	18	19
Pool # 735740 ARM, 2.95%, 10/1/2034 (g)	10	10
Pool # 810896 ARM, 2.79%, 1/1/2035 (g)	41	42
Pool # 823660 ARM, 3.17%, 5/1/2035 (g)	22	22
FNMA UMBS, 15 Year
Pool # 928637 6.00%, 9/1/2022	—	—
Pool # 949415 4.50%, 3/1/2023	1	1
Pool # 962871 4.50%, 5/1/2023	1	1
FNMA UMBS, 20 Year
Pool # 555791 6.50%, 12/1/2022	—	—
Pool # 762498 5.00%, 11/1/2023	14	15
Pool # 255609 4.50%, 1/1/2025	3	3
Pool # FM1345 4.50%, 11/1/2038	569	578
FNMA UMBS, 30 Year
Pool # 250375 6.50%, 9/1/2025	—	—
Pool # 689977 8.00%, 3/1/2027	7	7
Pool # 755973 8.00%, 11/1/2028	12	13
Pool # 252211 6.00%, 1/1/2029	1	1
Pool # 524949 7.50%, 3/1/2030	5	5
Pool # 622534 3.00%, 9/1/2031	87	81
Pool # 788150 6.00%, 3/1/2032	11	12
Pool # 545639 6.50%, 4/1/2032	22	24
Pool # 674349 6.00%, 3/1/2033	5	5
Pool # AD0755 7.00%, 6/1/2035	304	332
Pool # 833039 5.00%, 9/1/2035	13	14
Pool # 745932 6.50%, 11/1/2036	28	30
SEE NOTES TO FINANCIAL STATEMENTS.
June 30, 2022	JPMorgan Insurance Trust	21

JPMorgan Insurance Trust Core Bond Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 944831 5.50%, 2/1/2038	4	4
Pool # 961799 5.50%, 3/1/2038	2	2
Pool # 985558 5.50%, 6/1/2038	1	1
Pool # AL3438 6.50%, 10/1/2038	259	274
Pool # AA4236 4.50%, 4/1/2039	112	114
Pool # 935241 4.50%, 5/1/2039	3	3
Pool # MA2535 4.50%, 2/1/2046	148	152
Pool # BH4683 4.00%, 6/1/2047	208	209
Pool # BH4684 4.00%, 6/1/2047	228	228
Pool # BH4685 4.00%, 6/1/2047	184	187
Pool # BK9030 5.00%, 10/1/2048	216	222
Pool # BM5430 5.00%, 1/1/2049	325	338
Pool # BN5899 5.00%, 2/1/2049	79	82
Pool # BK8745 4.50%, 4/1/2049	246	248
Pool # BN4707 5.00%, 4/1/2049	257	267
Pool # FM1939 4.50%, 5/1/2049	190	191
Pool # CA3713 5.00%, 6/1/2049	191	196
Pool # BN6475 4.00%, 7/1/2049	83	83
Pool # BO2170 4.00%, 7/1/2049	215	215
Pool # BO2305 4.00%, 7/1/2049	58	59
Pool # BK8758 4.50%, 7/1/2049	318	322
Pool # BO5625 3.50%, 8/1/2049	649	643
Pool # BP4357 3.00%, 2/1/2050	838	806
Pool # BU1805 2.50%, 12/1/2051	1,382	1,249
Pool # CB2637 2.50%, 1/1/2052	1,048	944
Pool # CB2670 3.00%, 1/1/2052	936	873
FNMA, 30 Year
Pool # 506427 9.00%, 4/1/2025	5	5
Pool # 535442 8.50%, 6/1/2030	1	1
FNMA, Other
Pool # AM1619 2.34%, 12/1/2022	229	229
Pool # AM3244 2.52%, 5/1/2023	1,000	998
Pool # AM4660 3.77%, 12/1/2025	283	288
Pool # AN0890 2.63%, 3/1/2026	461	449
Pool # AM6381 3.29%, 8/1/2026	968	965
Pool # AM7321 3.12%, 11/1/2026	920	911
Pool # AM7515 3.34%, 2/1/2027	1,000	1,006
Pool # AN1600 2.59%, 6/1/2028	834	798
Pool # AN9686 3.52%, 6/1/2028	500	501
Pool # 109452 3.64%, 8/1/2028	948	946
Pool # 405220 6.00%, 9/1/2028	3	3
Pool # BL1040 3.81%, 12/1/2028	300	305
Pool # BL4435 2.42%, 10/1/2029	700	651
Pool # AN6846 2.93%, 10/1/2029	1,100	1,058
Pool # BL4333 2.52%, 11/1/2029	1,070	1,003
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pool # BS0448 1.27%, 12/1/2029	1,270	1,094
Pool # AN9976 3.96%, 2/1/2030	1,200	1,222
Pool # BL6267 2.01%, 4/1/2030	1,346	1,210
Pool # AM8692 3.03%, 4/1/2030	650	619
Pool # AM8544 3.08%, 4/1/2030	462	445
Pool # BL6386 2.02%, 8/1/2030	1,059	943
Pool # BL9251 1.45%, 10/1/2030	1,200	1,031
Pool # AM4789 4.18%, 11/1/2030	302	308
Pool # BL9645 1.50%, 1/1/2031	1,100	932
Pool # BL9627 1.56%, 1/1/2031	1,300	1,107
Pool # BS4313 1.98%, 1/1/2032	1,985	1,741
Pool # BS5907 3.54%, 6/1/2032	1,386	1,379
Pool # 754922 5.50%, 9/1/2033	21	22
Pool # 847108 6.50%, 10/1/2035	53	54
Pool # AL9678 4.00%, 2/1/2036	574	559
Pool # AN1330 3.19%, 3/1/2036	971	934
Pool # 257172 5.50%, 4/1/2038	2	2
Pool # AO9352 4.00%, 7/1/2042	117	117
Pool # MA1125 4.00%, 7/1/2042	131	132
Pool # MA1178 4.00%, 9/1/2042	71	71
Pool # MA1437 3.50%, 5/1/2043	234	229
Pool # AL6167 3.50%, 1/1/2044	257	252
Pool # MA2545 3.50%, 2/1/2046	442	432
Pool # MA2793 3.50%, 10/1/2046	181	178
Pool # BF0230 5.50%, 1/1/2058	1,343	1,474
Pool # BF0464 3.50%, 3/1/2060	879	853
Pool # BF0497 3.00%, 7/1/2060	751	707
Pool # BF0546 2.50%, 7/1/2061	1,053	939
Pool # BF0560 2.50%, 9/1/2061 (h)	1,289	1,143
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 3.50%, 7/25/2052 (h)	9,460	9,098
TBA, 4.00%, 7/25/2052 (h)	7,960	7,849
TBA, 4.50%, 7/25/2052 (h)	2,150	2,158
GNMA I, 30 Year
Pool # 326977 7.50%, 5/15/2023	—	—
Pool # 405535 7.00%, 12/15/2025	—	—
Pool # 412336 8.00%, 10/15/2027	1	1
Pool # 451507 8.00%, 10/15/2027	2	2
Pool # 412369 7.00%, 11/15/2027	1	1
Pool # 467705 6.50%, 3/15/2028	1	1
Pool # 472679 7.00%, 6/15/2028	2	2
Pool # 486537 7.50%, 9/15/2028	1	2
Pool # 781614 7.00%, 6/15/2033	4	4
Pool # 617653 6.00%, 5/15/2037	27	29
Pool # 678574 5.50%, 6/15/2038	553	605

SEE NOTES TO FINANCIAL STATEMENTS.
22	JPMorgan Insurance Trust	June 30, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 681554 5.50%, 7/15/2038	519	569
Pool # 678169 5.50%, 9/15/2038	330	371
Pool # 681568 5.50%, 9/15/2038	547	614
Pool # 694458 6.00%, 10/15/2038	4	5
Pool # 782510 6.50%, 12/15/2038	13	14
GNMA II
Pool # CE5524 ARM, 3.89%, 8/20/2071 (g)	1,025	1,069
Pool # CK2783 ARM, 3.72%, 2/20/2072 (g)	1,187	1,231
Pool # CK2799 ARM, 3.73%, 3/20/2072 (g)	986	1,024
Pool # CK2805 ARM, 3.70%, 4/20/2072 (g)	1,195	1,239
Pool # CK2810 ARM, 3.71%, 4/20/2072 (g)	1,097	1,137
GNMA II, 30 Year
Pool # 2006 8.50%, 5/20/2025	—	—
Pool # 2324 8.00%, 11/20/2026	8	9
Pool # 2341 7.50%, 12/20/2026	—	—
Pool # 2362 8.00%, 1/20/2027	1	1
Pool # BJ9823 3.75%, 4/20/2048	1,462	1,462
Pool # BP4337 4.50%, 9/20/2049	542	566
Pool # BP5551 4.50%, 9/20/2049	435	453
Pool # BR0553 4.50%, 2/20/2050	383	395
Pool # BS7393 4.00%, 3/20/2050	591	591
Pool # BT8093 3.50%, 4/20/2050	1,032	1,028
Pool # BS7411 4.00%, 4/20/2050	709	711
Pool # BT4341 3.00%, 7/20/2050	1,160	1,096
Pool # MA7534 2.50%, 8/20/2051	9,935	9,110
Pool # MA7649 2.50%, 10/20/2051	2,432	2,234
Pool # CK2698 3.00%, 2/20/2052	350	323
Pool # CL1821 3.50%, 2/20/2052	795	772
Pool # CK1634 4.00%, 2/20/2052	994	996
Pool # CM2161 3.00%, 3/20/2052	604	559
Pool # CM2213 3.00%, 3/20/2052	119	110
Pool # CN3556 4.50%, 5/20/2052	949	983
GNMA II, Other Pool # AD0018 3.75%, 12/20/2032	83	84
Total Mortgage-Backed Securities (Cost $97,832)		92,434
Asset-Backed Securities — 12.8%
ACC Trust Series 2022-1, Class B, 2.55%, 2/20/2025 (a)	1,000	963
Air Canada Pass-Through Trust (Canada)
Series 2013-1, Class A, 4.13%, 5/15/2025 (a)	90	84
Series 2015-1, Class A, 3.60%, 3/15/2027 (a)	70	66
Series 2017-1, Class AA, 3.30%, 1/15/2030 (a)	213	194
Series 2017-1, Class A, 3.55%, 1/15/2030 (a)	152	134
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

American Airlines Pass-Through Trust
Series 2014-1, Class A, 3.70%, 10/1/2026	30	26
Series 2016-3, Class AA, 3.00%, 10/15/2028	177	160
Series 2017-1, Class AA, 3.65%, 2/15/2029	122	114
American Homes 4 Rent Trust
Series 2014-SFR2, Class A, 3.79%, 10/17/2036 (a)	389	386
Series 2014-SFR2, Class C, 4.71%, 10/17/2036 ‡ (a)	200	201
Series 2014-SFR3, Class A, 3.68%, 12/17/2036 (a)	215	213
Series 2014-SFR3, Class E, 6.42%, 12/17/2036 (a)	200	205
Series 2015-SFR1, Class D, 4.41%, 4/17/2052 ‡ (a)	380	375
Series 2015-SFR1, Class E, 5.64%, 4/17/2052 ‡ (a)	100	101
Series 2015-SFR2, Class C, 4.69%, 10/17/2052 (a)	200	198
American Tower Trust #1
3.07%, 3/15/2023 (a)	80	80
3.65%, 3/23/2028 (a)	160	158
AMSR Trust
Series 2020-SFR1, Class E, 3.22%, 4/17/2037 (a)	850	806
Series 2020-SFR2, Class C, 2.53%, 7/17/2037 ‡ (a)	1,000	940
Series 2020-SFR3, Class E2, 2.76%, 9/17/2037 ‡ (a)	750	684
Series 2020-SFR4, Class C, 1.86%, 11/17/2037 ‡ (a)	1,000	917
Avid Automobile Receivables Trust Series 2021-1, Class C, 1.55%, 5/15/2026 (a)	1,210	1,125
British Airways Pass-Through Trust (United Kingdom)
Series 2018-1, Class AA, 3.80%, 9/20/2031 (a)	65	62
Series 2018-1, Class A, 4.13%, 9/20/2031 (a)	88	79
Series 2019-1, Class AA, 3.30%, 12/15/2032 (a)	137	122
Business Jet Securities LLC
Series 2020-1A, Class A, 2.98%, 11/15/2035 (a)	669	614
Series 2021-1A, Class A, 2.16%, 4/15/2036 (a)	739	668
BXG Receivables Note Trust Series 2022-A, Class C, 5.35%, 9/28/2037 ‡ (a)	953	935
SEE NOTES TO FINANCIAL STATEMENTS.
June 30, 2022	JPMorgan Insurance Trust	23

JPMorgan Insurance Trust Core Bond Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Camillo Issuer LLC Series 2016-SFR, Class 1-A-1, 5.00%, 12/5/2023 ‡	349	349
Cars Net Lease Mortgage Notes Series 2020-1A, Class A3, 3.10%, 12/15/2050 (a)	159	146
Carvana Auto Receivables Trust
Series 2019-2A, Class C, 3.00%, 6/17/2024 (a)	105	105
Series 2019-3A, Class C, 2.71%, 10/15/2024 (a)	492	492
Series 2019-4A, Class D, 3.07%, 7/15/2025 (a)	940	930
Series 2020-N1A, Class D, 3.43%, 1/15/2026 (a)	1,000	988
CFIN Issuer LLC Series 2022-RTL1, Class AA, 3.25%, 2/16/2026 ‡ (a)	1,000	985
CIG Auto Receivables Trust Series 2020-1A, Class C, 1.75%, 1/12/2026 (a)	1,000	985
Consumer Receivables Asset Investment Trust Series 2021-1, Class A1X, 4.52%, 3/24/2023 (a) (g)	1,508	1,486
CoreVest American Finance Trust
Series 2019-2, Class D, 4.22%, 6/15/2052 ‡ (a)	500	449
Series 2019-3, Class B, 3.16%, 10/15/2052 ‡ (a)	700	625
Series 2020-3, Class B, 2.20%, 8/15/2053 ‡ (a)	810	659
Credit Acceptance Auto Loan Trust Series 2020-1A, Class B, 2.39%, 4/16/2029 (a)	645	634
Credit Suisse ABS Trust Series 2020-AT1, Class A, 2.61%, 10/15/2026 (a)	346	336
Crown Castle Towers LLC, 3.66%, 5/15/2025 (a)	60	59
CWABS, Inc. Asset-Backed Certificates
Series 2004-1, Class M1, 2.37%, 3/25/2034 ‡ (g)	6	5
Series 2004-1, Class M2, 2.45%, 3/25/2034 ‡ (g)	5	5
Series 2004-1, Class 3A, 2.18%, 4/25/2034 ‡ (g)	1	1
DataBank Issuer Series 2021-1A, Class A2, 2.06%, 2/27/2051 (a)	650	588
Delta Air Lines Pass-Through Trust Series 2015-1, Class AA, 3.63%, 7/30/2027	287	271
Diversified Abs Phase III LLC, 4.88%, 4/28/2039 ‡	1,359	1,319
Drive Auto Receivables Trust
Series 2019-4, Class C, 2.51%, 11/17/2025	97	97
Series 2019-1, Class D, 4.09%, 6/15/2026	119	120
Series 2020-2, Class D, 3.05%, 5/15/2028	1,000	988
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

DT Auto Owner Trust
Series 2019-4A, Class C, 2.73%, 7/15/2025 (a)	282	282
Series 2020-2A, Class B, 2.08%, 3/16/2026 (a)	407	407
Exeter Automobile Receivables Trust
Series 2019-4A, Class C, 2.44%, 9/16/2024 (a)	84	84
Series 2019-3A, Class D, 3.11%, 8/15/2025 (a)	590	586
Series 2019-4A, Class D, 2.58%, 9/15/2025 (a)	1,315	1,299
FirstKey Homes Trust
Series 2020-SFR1, Class D, 2.24%, 8/17/2037 ‡ (a)	800	740
Series 2020-SFR1, Class E, 2.79%, 8/17/2037 ‡ (a)	500	459
Series 2020-SFR2, Class E, 2.67%, 10/19/2037 (a)	850	776
Series 2021-SFR1, Class E1, 2.39%, 8/17/2038 (a)	1,200	1,042
Series 2022-SFR2, Class E1, 4.50%, 7/17/2039 (a)	900	815
FMC GMSR Issuer Trust
Series 2020-GT1, Class A, 4.45%, 1/25/2026 (a) (g)	1,500	1,390
Series 2021-GT1, Class A, 3.62%, 7/25/2026 (a) (g)	1,000	905
Series 2021-GT2, Class A, 3.85%, 10/25/2026 (a) (g)	850	759
FNMA, Grantor Trust Series 2017-T1, Class A, 2.90%, 6/25/2027	427	415
Foundation Finance Trust Series 2020-1A, Class A, 3.54%, 7/16/2040 (a)	375	370
FREED ABS Trust Series 2022-3FP, Class B, 5.79%, 8/20/2029 (a) (h)	860	860
Gold Key Resorts LLC Series 2014-A, Class A, 3.22%, 3/17/2031 (a)	3	3
Goodgreen Series 2019-2A, Class A, 2.76%, 4/15/2055 (a)	277	251
Goodgreen Trust
Series 2017-1A, Class A, 3.74%, 10/15/2052 (a)	37	35
Series 2017-2A, Class A, 3.26%, 10/15/2053 (a)	154	142
HERO (Cayman Islands) Series 2018-1ASI, Class A, 4.00%, 9/20/2047 (a)	1	1

SEE NOTES TO FINANCIAL STATEMENTS.
24	JPMorgan Insurance Trust	June 30, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
HERO Funding (Cayman Islands) Series 2017-3A, Class A2, 3.95%, 9/20/2048 (a)	109	105
HERO Funding Trust
Series 2016-3A, Class A1, 3.08%, 9/20/2042 (a)	26	26
Series 2017-1A, Class A2, 4.46%, 9/20/2047 (a)	80	79
Hilton Grand Vacations Trust Series 2017-AA, Class A, 2.66%, 12/26/2028 (a)	39	39
Lendmark Funding Trust Series 2022-1A, Class C, 6.60%, 7/20/2032 (a)	1,200	1,207
Long Beach Mortgage Loan Trust
Series 2003-4, Class M1, 2.64%, 8/25/2033 ‡ (g)	7	7
Series 2004-1, Class M1, 2.37%, 2/25/2034 ‡ (g)	29	28
Mariner Finance Issuance Trust Series 2019-AA, Class A, 2.96%, 7/20/2032 (a)	925	918
Marlette Funding Trust Series 2021-3A, Class C, 1.81%, 12/15/2031 (a)	1,400	1,245
Mercury Financial Credit Card Master Trust Series 2021-1A, Class A, 1.54%, 3/20/2026 (a)	560	533
MVW LLC Series 2019-2A, Class B, 2.44%, 10/20/2038 ‡ (a)	317	297
MVW Owner Trust Series 2019-1A, Class A, 2.89%, 11/20/2036 (a)	78	75
New Century Home Equity Loan Trust Series 2005-1, Class M1, 2.30%, 3/25/2035 ‡ (g)	31	30
NMEF Funding LLC Series 2019-A, Class B, 3.06%, 8/17/2026 ‡ (a)	378	377
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (a)	659	625
Series 2021-FHT1, Class A, 3.10%, 7/25/2026 (a)	1,428	1,301
Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (a)	896	835
Oportun Funding XIII LLC Series 2019-A, Class A, 3.08%, 8/8/2025 (a)	560	557
Pagaya AI Debt Selection Trust Series 2021-1, Class A, 1.18%, 11/15/2027 (a)	836	818
PNMAC GMSR ISSUER TRUST Series 2022-GT1, Class A, 5.18%, 5/25/2027 (a) (g)	850	849
PRET LLC
Series 2021-NPL6, Class A1, 2.49%, 7/25/2051 ‡ (a) (c)	862	806
Series 2021-RN4, Class A1, 2.49%, 10/25/2051 (a) (g)	1,482	1,411
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Pretium Mortgage Credit Partners I LLC Series 2021-NPL1, Class A1, 2.24%, 9/27/2060 ‡ (a) (c)	906	858
Progress Residential Trust
Series 2022-SFR2, Class A, 2.95%, 4/17/2027	550	513
Series 2022-SFR2, Class E1, 4.55%, 4/17/2027	700	643
Series 2019-SFR4, Class D, 3.14%, 10/17/2036 ‡ (a)	800	776
Series 2020-SFR1, Class E, 3.03%, 4/17/2037 ‡ (a)	900	836
Renew (Cayman Islands) Series 2017-1A, Class A, 3.67%, 9/20/2052 (a)	37	35
Sierra Timeshare Receivables Funding LLC
Series 2019-3A, Class C, 3.00%, 8/20/2036 ‡ (a)	246	235
Series 2020-2A, Class A, 1.33%, 7/20/2037 (a)	303	287
Small Business Lending Trust Series 2020-A, Class B, 3.20%, 12/15/2026 ‡ (a)	598	597
Spirit Airlines Pass-Through Trust Series 2017-1, Class AA, 3.38%, 2/15/2030	48	43
Tricolor Auto Securitization Trust Series 2020-1A, Class A, 4.88%, 11/15/2026 (a)	133	133
Tricon Residential Trust Series 2022-SFR1, Class D, 4.75%, 4/17/2039 ‡ (a)	459	441
United Airlines Pass-Through Trust
Series 2012-1, Class A, 4.15%, 4/11/2024	111	109
Series 2013-1, Class A, 4.30%, 8/15/2025	126	120
Series 2016-1, Class B, 3.65%, 1/7/2026	41	37
Series 2018-1, Class B, 4.60%, 3/1/2026	95	87
Series 2014-1, Class A, 4.00%, 4/11/2026	46	43
Series 2016-2, Class AA, 2.88%, 10/7/2028	76	69
Series 2016-2, Class A, 3.10%, 10/7/2028	244	208
Series 2018-1, Class A, 3.70%, 3/1/2030	338	298
Series 2019-1, Class AA, 4.15%, 8/25/2031	223	209
Series 2019-2, Class AA, 2.70%, 5/1/2032	202	172
VOLT CI LLC Series 2021-NP10, Class A1, 1.99%, 5/25/2051 ‡ (a) (c)	561	533
VOLT XCII LLC Series 2021-NPL1, Class A1, 1.89%, 2/27/2051 (a) (c)	372	353
VOLT XCIII LLC Series 2021-NPL2, Class A1, 1.89%, 2/27/2051 ‡ (a) (c)	1,291	1,223
VOLT XCIV LLC Series 2021-NPL3, Class A1, 2.24%, 2/27/2051 ‡ (a) (c)	883	839
VOLT XCIX LLC Series 2021-NPL8, Class A1, 2.12%, 4/25/2051 ‡ (a) (c)	470	443
SEE NOTES TO FINANCIAL STATEMENTS.
June 30, 2022	JPMorgan Insurance Trust	25

JPMorgan Insurance Trust Core Bond Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
VOLT XCV LLC Series 2021-NPL4, Class A1, 2.24%, 3/27/2051 ‡ (a) (c)	558	532
VOLT XCVI LLC Series 2021-NPL5, Class A1, 2.12%, 3/27/2051 (a) (c)	709	676
VOLT XCVII LLC Series 2021-NPL6, Class A1, 2.24%, 4/25/2051 ‡ (a) (c)	724	688
Westgate Resorts LLC Series 2020-1A, Class B, 3.96%, 3/20/2034 ‡ (a)	313	309
Total Asset-Backed Securities (Cost $62,223)		59,366
Collateralized Mortgage Obligations — 6.6%
Alternative Loan Trust
Series 2004-2CB, Class 1A9, 5.75%, 3/25/2034	451	453
Series 2005-22T1, Class A2, IF, IO, 3.45%, 6/25/2035 ‡ (g)	280	23
Series 2005-20CB, Class 3A8, IF, IO, 3.13%, 7/25/2035 ‡ (g)	143	9
Series 2005-28CB, Class 1A4, 5.50%, 8/25/2035	185	170
Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	69	58
Banc of America Alternative Loan Trust Series 2004-6, Class 15, PO, 7/25/2019 ‡	1	1
Banc of America Funding Trust
Series 2004-1, PO, 3/25/2034 ‡	8	6
Series 2005-6, Class 2A7, 5.50%, 10/25/2035	57	51
Series 2005-7, Class 30, PO, 11/25/2035 ‡	8	8
Bayview Financing Trust Series 2020-3F, Class A, 3.08%, 11/10/2022 ‡ (a) (g)	385	384
Bear Stearns ARM Trust
Series 2003-7, Class 3A, 3.15%, 10/25/2033 (g)	5	5
Series 2006-1, Class A1, 2.40%, 2/25/2036 (g)	28	28
CHL Mortgage Pass-Through Trust
Series 2004-HYB1, Class 2A, 2.81%, 5/20/2034 (g)	7	7
Series 2004-HYB3, Class 2A, 2.68%, 6/20/2034 (g)	10	9
Series 2004-7, Class 2A1, 3.09%, 6/25/2034 (g)	13	12
Series 2005-16, Class A23, 5.50%, 9/25/2035	27	21
Series 2005-22, Class 2A1, 2.49%, 11/25/2035 (g)	65	58
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Citigroup Global Markets Mortgage Securities VII, Inc.
Series 2003-UP2, Class 1, PO, 12/25/2018 ‡	—	—
Series 2003-HYB1, Class A, 2.24%, 9/25/2033 (g)	4	4
Citigroup Mortgage Loan Trust, Inc.
Series 2003-UP3, Class A3, 7.00%, 9/25/2033	1	1
Series 2005-1, Class 2A1A, 2.24%, 2/25/2035 (g)	36	31
CSMC Trust
Series 2021-RPL1, Class A1, 1.67%, 9/27/2060 (a) (g)	1,440	1,362
Series 2022-JR1, Class A1, 4.27%, 10/25/2066 (a) (c)	876	863
CVS Pass-Through Trust Series 2009, 8.35%, 7/10/2031 (a)	62	71
FHLMC - GNMA Series 8, Class ZA, 7.00%, 3/25/2023	1	1
FHLMC, REMIC
Series 1324, Class Z, 7.00%, 7/15/2022	—	—
Series 1343, Class LB, 7.50%, 8/15/2022	—	—
Series 1343, Class LA, 8.00%, 8/15/2022	—	—
Series 1395, Class G, 6.00%, 10/15/2022	—	—
Series 1394, Class ID, IF, 9.57%, 10/15/2022 (g)	—	—
Series 2535, Class BK, 5.50%, 12/15/2022	—	—
Series 1798, Class F, 5.00%, 5/15/2023	1	1
Series 1505, Class Q, 7.00%, 5/15/2023	—	—
Series 1518, Class G, IF, 7.65%, 5/15/2023 (g)	—	—
Series 1541, Class O, 2.31%, 7/15/2023 (g)	—	—
Series 2638, Class DS, IF, 7.28%, 7/15/2023 (g)	2	2
Series 1577, Class PV, 6.50%, 9/15/2023	12	13
Series 1584, Class L, 6.50%, 9/15/2023	7	7
Series 1633, Class Z, 6.50%, 12/15/2023	8	8
Series 1638, Class H, 6.50%, 12/15/2023	12	12
Series 2283, Class K, 6.50%, 12/15/2023	1	1
Series 1865, Class D, PO, 2/15/2024	1	1
Series 1671, Class QC, IF, 10.00%, 2/15/2024 (g)	1	1
Series 1694, Class PK, 6.50%, 3/15/2024	1	1
Series 2033, Class SN, HB, IF, 30.38%, 3/15/2024 (g)	—	—
Series 2306, Class K, PO, 5/15/2024	—	—
Series 2306, Class SE, IF, IO, 7.73%, 5/15/2024 (g)	1	—
Series 1863, Class Z, 6.50%, 7/15/2026	3	3

SEE NOTES TO FINANCIAL STATEMENTS.
26	JPMorgan Insurance Trust	June 30, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 1981, Class Z, 6.00%, 5/15/2027	3	3
Series 1987, Class PE, 7.50%, 9/15/2027	4	5
Series 1999, Class PU, 7.00%, 10/15/2027	12	13
Series 2031, Class PG, 7.00%, 2/15/2028	24	25
Series 2035, Class PC, 6.95%, 3/15/2028	25	27
Series 2038, Class PN, IO, 7.00%, 3/15/2028	2	—
Series 2057, Class PE, 6.75%, 5/15/2028	37	39
Series 2054, Class PV, 7.50%, 5/15/2028	5	5
Series 2064, Class TE, 7.00%, 6/15/2028	7	7
Series 2075, Class PH, 6.50%, 8/15/2028	6	6
Series 2095, Class PE, 6.00%, 11/15/2028	17	17
Series 2132, Class SB, HB, IF, 25.95%, 3/15/2029 (g)	1	1
Series 2178, Class PB, 7.00%, 8/15/2029	10	10
Series 2182, Class ZB, 8.00%, 9/15/2029	17	18
Series 2204, Class GB, 8.00%, 12/20/2029 (g)	—	—
Series 2247, Class Z, 7.50%, 8/15/2030	4	5
Series 2259, Class ZC, 7.35%, 10/15/2030	92	102
Series 2325, Class PM, 7.00%, 6/15/2031	2	2
Series 2359, Class ZB, 8.50%, 6/15/2031	12	14
Series 2344, Class ZD, 6.50%, 8/15/2031	22	24
Series 2344, Class ZJ, 6.50%, 8/15/2031	4	5
Series 2345, Class NE, 6.50%, 8/15/2031	2	2
Series 2367, Class ME, 6.50%, 10/15/2031	39	42
Series 2390, Class DO, PO, 12/15/2031	3	3
Series 2410, Class OE, 6.38%, 2/15/2032	3	3
Series 2410, Class QX, IF, IO, 7.33%, 2/15/2032 (g)	7	1
Series 2412, Class SP, IF, 13.45%, 2/15/2032 (g)	6	6
Series 2410, Class QS, IF, 16.06%, 2/15/2032 (g)	6	7
Series 2444, Class ES, IF, IO, 6.63%, 3/15/2032 (g)	8	1
Series 2450, Class SW, IF, IO, 6.68%, 3/15/2032 (g)	5	1
Series 2423, Class MC, 7.00%, 3/15/2032	13	15
Series 2423, Class MT, 7.00%, 3/15/2032	21	23
Series 2647, Class A, 3.25%, 4/15/2032	23	23
Series 2435, Class CJ, 6.50%, 4/15/2032	45	48
Series 2455, Class GK, 6.50%, 5/15/2032	14	15
Series 2484, Class LZ, 6.50%, 7/15/2032	10	11
Series 2500, Class MC, 6.00%, 9/15/2032	32	35
Series 2543, Class YX, 6.00%, 12/15/2032	428	457
Series 2544, Class HC, 6.00%, 12/15/2032	22	24
Series 2574, Class PE, 5.50%, 2/15/2033	127	135
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2575, Class ME, 6.00%, 2/15/2033	61	65
Series 2586, Class WI, IO, 6.50%, 3/15/2033	4	1
Series 2764, Class UG, 5.00%, 3/15/2034	120	125
Series 2949, Class GE, 5.50%, 3/15/2035	140	150
Series 3047, Class OD, 5.50%, 10/15/2035	163	170
Series 3085, Class VS, HB, IF, 23.42%, 12/15/2035 (g)	35	43
Series 3098, Class KG, 5.50%, 1/15/2036	115	121
Series 3117, Class EO, PO, 2/15/2036	11	10
Series 3260, Class CS, IF, IO, 4.82%, 1/15/2037 (g)	11	1
Series 3380, Class SI, IF, IO, 5.05%, 10/15/2037 (g)	659	100
Series 3385, Class SN, IF, IO, 4.68%, 11/15/2037 (g)	7	1
Series 3387, Class SA, IF, IO, 5.10%, 11/15/2037 (g)	27	3
Series 3423, Class PB, 5.50%, 3/15/2038	130	140
Series 3451, Class SA, IF, IO, 4.73%, 5/15/2038 (g)	4	—
Series 3455, Class SE, IF, IO, 4.88%, 6/15/2038 (g)	85	9
Series 3786, Class PD, 4.50%, 1/15/2041	407	411
FHLMC, STRIPS
Series 233, Class 11, IO, 5.00%, 9/15/2035	20	4
Series 239, Class S30, IF, IO, 6.38%, 8/15/2036 (g)	22	4
Series 262, Class 35, 3.50%, 7/15/2042	104	102
Series 299, Class 300, 3.00%, 1/15/2043	67	64
FHLMC, Structured Pass-Through Certificates, Whole Loan
Series T-41, Class 3A, 4.49%, 7/25/2032 (g)	7	7
Series T-54, Class 2A, 6.50%, 2/25/2043	51	56
Series T-54, Class 3A, 7.00%, 2/25/2043	22	24
Series T-56, Class A, PO, 5/25/2043	139	135
Series T-58, Class A, PO, 9/25/2043	9	7
First Horizon Alternative Mortgage Securities Trust Series 2005-FA8, Class 1A19, 5.50%, 11/25/2035	55	33
FMC GMSR Issuer Trust, 3.69%, 2/25/2024 (a)	1,765	1,739
FNMA Trust, Whole Loan Series 2004-W2, Class 2A2, 7.00%, 2/25/2044	9	9
FNMA, REMIC
Series 1996-59, Class J, 6.50%, 8/25/2022	—	—
Series 1992-143, Class MA, 5.50%, 9/25/2022	—	—
Series G92-61, Class Z, 7.00%, 10/25/2022	—	—
Series G92-66, Class KA, 6.00%, 12/25/2022	—	—
SEE NOTES TO FINANCIAL STATEMENTS.
June 30, 2022	JPMorgan Insurance Trust	27

JPMorgan Insurance Trust Core Bond Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series G92-66, Class KB, 7.00%, 12/25/2022	—	—
Series G93-1, Class KA, 7.90%, 1/25/2023	—	—
Series 1997-61, Class ZC, 7.00%, 2/25/2023	1	1
Series G93-17, Class SI, IF, 6.00%, 4/25/2023 (g)	—	—
Series 1998-43, Class SA, IF, IO, 15.53%, 4/25/2023 (g)	1	—
Series 1993-146, Class E, PO, 5/25/2023	1	1
Series 1993-84, Class M, 7.50%, 6/25/2023	38	39
Series 1993-205, Class H, PO, 9/25/2023	—	—
Series 1993-155, Class PJ, 7.00%, 9/25/2023	3	3
Series 1993-165, Class SD, IF, 9.45%, 9/25/2023 (g)	—	—
Series 1993-165, Class SK, IF, 12.50%, 9/25/2023 (g)	—	—
Series 1993-203, Class PL, 6.50%, 10/25/2023	4	4
Series 1995-19, Class Z, 6.50%, 11/25/2023	5	5
Series 1993-230, Class FA, 1.61%, 12/25/2023 (g)	—	—
Series 1993-223, Class PZ, 6.50%, 12/25/2023	8	8
Series 1993-225, Class UB, 6.50%, 12/25/2023	5	5
Series 2003-128, Class DY, 4.50%, 1/25/2024	44	44
Series 1994-37, Class L, 6.50%, 3/25/2024	10	10
Series 1994-72, Class K, 6.00%, 4/25/2024	81	82
Series 1995-2, Class Z, 8.50%, 1/25/2025	1	1
Series 1997-20, Class IB, IO, 1.84%, 3/25/2027 (g)	3	—
Series 1997-39, Class PD, 7.50%, 5/20/2027	3	3
Series 1997-46, Class PL, 6.00%, 7/18/2027	5	5
Series 1998-36, Class ZB, 6.00%, 7/18/2028	2	2
Series 1998-46, Class GZ, 6.50%, 8/18/2028	6	7
Series 1998-58, Class PC, 6.50%, 10/25/2028	15	16
Series 2014-15, Class JI, IO, 3.50%, 4/25/2029	2,690	216
Series 1999-39, Class JH, IO, 6.50%, 8/25/2029	31	2
Series 2000-52, IO, 8.50%, 1/25/2031	1	—
Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	43	5
Series 2001-30, Class PM, 7.00%, 7/25/2031	12	13
Series 2001-36, Class DE, 7.00%, 8/25/2031	19	21
Series 2001-44, Class PD, 7.00%, 9/25/2031	2	2
Series 2001-61, Class Z, 7.00%, 11/25/2031	34	37
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2002-1, Class SA, IF, 19.91%, 2/25/2032 (g)	1	1
Series 2002-13, Class SJ, IF, IO, 1.60%, 3/25/2032 (g)	30	1
Series 2002-15, PO, 4/25/2032	29	27
Series 2002-28, Class PK, 6.50%, 5/25/2032	13	14
Series 2002-68, Class SH, IF, IO, 6.40%, 10/18/2032 (g)	28	2
Series 2004-61, Class SK, IF, 8.50%, 11/25/2032 (g)	16	17
Series 2002-77, Class S, IF, 11.51%, 12/25/2032 (g)	3	3
Series 2003-22, Class UD, 4.00%, 4/25/2033	71	71
Series 2003-47, Class PE, 5.75%, 6/25/2033	13	13
Series 2003-44, Class IU, IO, 7.00%, 6/25/2033	16	3
Series 2004-4, Class QM, IF, 10.95%, 6/25/2033 (g)	1	1
Series 2003-64, Class SX, IF, 11.10%, 7/25/2033 (g)	2	2
Series 2003-132, Class OA, PO, 8/25/2033	2	2
Series 2003-71, Class DS, IF, 6.05%, 8/25/2033 (g)	19	18
Series 2003-91, Class SD, IF, 9.79%, 9/25/2033 (g)	4	4
Series 2003-116, Class SB, IF, IO, 5.98%, 11/25/2033 (g)	37	4
Series 2003-131, Class CH, 5.50%, 1/25/2034	41	43
Series 2003-130, Class SX, IF, 9.08%, 1/25/2034 (g)	1	1
Series 2004-35, Class AZ, 4.50%, 5/25/2034	59	61
Series 2004-46, Class SK, IF, 12.04%, 5/25/2034 (g)	11	12
Series 2004-36, Class SA, IF, 15.06%, 5/25/2034 (g)	28	32
Series 2004-51, Class SY, IF, 10.99%, 7/25/2034 (g)	2	2
Series 2004-79, Class ZE, 5.50%, 11/25/2034	338	358
Series 2004-91, Class HC, 6.00%, 12/25/2034	542	565
Series 2005-45, Class DC, IF, 18.36%, 6/25/2035 (g)	40	46
Series 2005-84, Class XM, 5.75%, 10/25/2035	26	27
Series 2006-22, Class AO, PO, 4/25/2036	18	15
Series 2006-46, Class SW, IF, 18.25%, 6/25/2036 (g)	5	7
Series 2007-7, Class SG, IF, IO, 4.88%, 8/25/2036 (g)	42	7
Series 2006-110, PO, 11/25/2036	14	12

SEE NOTES TO FINANCIAL STATEMENTS.
28	JPMorgan Insurance Trust	June 30, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2006-117, Class GS, IF, IO, 5.03%, 12/25/2036 (g)	23	2
Series 2007-53, Class SH, IF, IO, 4.48%, 6/25/2037 (g)	30	4
Series 2007-88, Class VI, IF, IO, 4.92%, 9/25/2037 (g)	51	7
Series 2007-100, Class SM, IF, IO, 4.83%, 10/25/2037 (g)	27	4
Series 2008-1, Class BI, IF, IO, 4.29%, 2/25/2038 (g)	26	3
Series 2008-16, Class IS, IF, IO, 4.58%, 3/25/2038 (g)	7	1
Series 2008-46, Class HI, IO, 0.79%, 6/25/2038 (g)	16	1
Series 2008-53, Class CI, IF, IO, 5.58%, 7/25/2038 (g)	10	1
Series 2009-112, Class ST, IF, IO, 4.63%, 1/25/2040 (g)	25	3
Series 2010-35, Class SB, IF, IO, 4.80%, 4/25/2040 (g)	10	1
Series 2010-80, Class PZ, 5.00%, 7/25/2040	364	382
Series 2010-102, Class PN, 5.00%, 9/25/2040	502	520
Series 2010-134, Class KZ, 4.50%, 12/25/2040	214	215
Series 2012-30, Class DZ, 4.00%, 4/25/2042	177	177
Series 2013-67, Class KZ, 2.50%, 4/25/2043	876	765
Series 2013-128, PO, 12/25/2043	86	71
Series 2014-38, Class QI, IO, 5.50%, 12/25/2043	330	59
Series 2014-19, Class Z, 4.50%, 4/25/2044	536	552
Series 2016-38, Class NA, 3.00%, 1/25/2046	99	97
FNMA, REMIC Trust, Whole Loan
Series 1999-W1, PO, 2/25/2029	12	10
Series 1999-W4, Class A9, 6.25%, 2/25/2029	43	45
Series 2002-W7, Class A4, 6.00%, 6/25/2029	113	115
Series 2003-W1, Class 1A1, 4.90%, 12/25/2042 (g)	125	124
Series 2003-W1, Class 2A, 5.35%, 12/25/2042 (g)	18	19
FNMA, REMIC, Whole Loan Series 2003-7, Class A1, 6.50%, 12/25/2042	91	97
FNMA, STRIPS
Series 329, Class 1, PO, 1/25/2033	2	2
Series 365, Class 8, IO, 5.50%, 5/25/2036	9	2
Freedom Frn Series 2021-SAVF1, 0.00%, 3/25/2023	1,020	1,015
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

GMACM Mortgage Loan Trust Series 2005-AR3, Class 3A4, 3.18%, 6/19/2035 (g)	47	44
GNMA
Series 2001-10, Class PE, 6.50%, 3/16/2031	204	204
Series 2003-24, PO, 3/16/2033	1	1
Series 2004-28, Class S, IF, 15.51%, 4/16/2034 (g)	9	11
Series 2006-38, Class OH, 6.50%, 8/20/2036	500	529
Series 2007-45, Class QA, IF, IO, 5.04%, 7/20/2037 (g)	39	3
Series 2009-79, Class OK, PO, 11/16/2037	21	19
Series 2007-76, Class SA, IF, IO, 4.93%, 11/20/2037 (g)	31	2
Series 2008-2, Class MS, IF, IO, 5.65%, 1/16/2038 (g)	28	2
Series 2015-137, Class WA, 5.55%, 1/20/2038 (g)	174	187
Series 2009-106, Class ST, IF, IO, 4.40%, 2/20/2038 (g)	98	8
Series 2008-55, Class SA, IF, IO, 4.60%, 6/20/2038 (g)	18	1
Series 2009-6, Class SA, IF, IO, 4.59%, 2/16/2039 (g)	10	—
Series 2009-6, Class SH, IF, IO, 4.44%, 2/20/2039 (g)	35	1
Series 2009-31, Class TS, IF, IO, 4.70%, 3/20/2039 (g)	28	1
Series 2009-14, Class KI, IO, 6.50%, 3/20/2039	28	4
Series 2009-14, Class NI, IO, 6.50%, 3/20/2039	21	4
Series 2009-22, Class SA, IF, IO, 4.67%, 4/20/2039 (g)	47	4
Series 2009-64, Class SN, IF, IO, 4.59%, 7/16/2039 (g)	36	3
Series 2009-104, Class KB, 5.50%, 11/16/2039	236	257
Series 2010-130, Class CP, 7.00%, 10/16/2040	31	34
Series 2011-75, Class SM, IF, IO, 5.00%, 5/20/2041 (g)	61	5
Series 2013-69, Class MA, 1.50%, 8/20/2042	208	193
Series 2016-135, Class Z, 3.00%, 10/20/2046	237	218
Series 2020-30, Class PT, 4.77%, 3/20/2048 (g)	755	776
Series 2011-H19, Class FA, 1.27%, 8/20/2061 (g)	282	280
SEE NOTES TO FINANCIAL STATEMENTS.
June 30, 2022	JPMorgan Insurance Trust	29

JPMorgan Insurance Trust Core Bond Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2012-H23, Class SA, 1.33%, 10/20/2062 (g)	418	417
Series 2013-H08, Class FC, 1.25%, 2/20/2063 (g)	271	268
Series 2013-H09, Class HA, 1.65%, 4/20/2063	3	3
Series 2014-H17, Class FC, 1.30%, 7/20/2064 (g)	187	185
Series 2015-H16, Class FG, 1.24%, 7/20/2065 (g)	425	420
Series 2015-H30, Class FE, 1.40%, 11/20/2065 (g)	555	550
Series 2016-H11, Class FD, 2.57%, 5/20/2066 (g)	130	128
Series 2016-H26, Class FC, 1.80%, 12/20/2066 (g)	100	100
Series 2017-H14, Class FV, 1.30%, 6/20/2067 (g)	275	272
Goodgreen Trust Series 2017-R1, 5.00%, 10/20/2051 ‡	192	175
GSR Mortgage Loan Trust
Series 2004-6F, Class 1A2, 5.00%, 5/25/2034	19	18
Series 2004-6F, Class 3A4, 6.50%, 5/25/2034	51	50
Series 2004-13F, Class 3A3, 6.00%, 11/25/2034	17	16
Headlands Residential LLC Series 2017-RPL1, Class A, 3.88%, 11/25/2024 (a) (c)	143	142
Home RE Ltd. (Bermuda) Series 2022-1, Class M1A, 3.78%, 10/25/2034 ‡ (a) (g)	800	795
Impac Secured Assets Trust Series 2006-1, Class 2A1, 2.32%, 5/25/2036 (g)	5	4
JPMorgan Mortgage Trust Series 2006-A2, Class 5A3, 2.28%, 11/25/2033 (g)	9	9
LHOME Mortgage Trust Series 2021-RTL1, Class A1, 2.09%, 9/25/2026 (a) (g)	510	489
MASTR Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1, 2.68%, 4/21/2034 (g)	8	7
MASTR Alternative Loan Trust
Series 2004-10, Class 1A1, 4.50%, 9/25/2019	1	1
Series 2004-8, Class 6A1, 5.50%, 9/25/2019	—	—
Series 2004-4, Class 10A1, 5.00%, 5/25/2024	14	14
Series 2003-9, Class 8A1, 6.00%, 1/25/2034	33	32
Series 2004-6, Class 7A1, 6.00%, 7/25/2034	55	52
Series 2004-7, Class 30, PO, 8/25/2034 ‡	5	4
MASTR Asset Securitization Trust
Series 2003-12, Class 15, PO, 12/25/2018 ‡	—	—
Series 2004-6, Class 15, PO, 7/25/2019 ‡	—	—
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series 2003-11, Class 9A6, 5.25%, 12/25/2033	52	49
MASTR Resecuritization Trust Series 2005-PO, Class 3, PO, 5/28/2035 ‡ (a)	7	5
NACC Reperforming Loan REMIC Trust Series 2004-R2, Class A1, 6.50%, 10/25/2034 (a) (g)	18	16
Pendoor Proper, 0.00%, 2/15/2026 ‡	1,000	983
PHH Alternative Mortgage Trust Series 2007-2, Class 2X, IO, 6.00%, 5/25/2037 ‡	80	17
RMIP Series 2019-1B, 0.00%, 8/25/2023 ‡	217	212
SACO I, Inc. Series 1997-2, Class 1A5, 7.00%, 8/25/2036 (a)	1	1
SART
Series 2017-1, 4.75%, 7/15/2024	149	147
Series 2018-1, 4.76%, 6/15/2025	187	184
Seasoned Credit Risk Transfer Trust
Series 2019-1, Class MT, 3.50%, 7/25/2058 ‡	476	463
Series 2019-3, Class MB, 3.50%, 10/25/2058 ‡	295	273
Series 2022-1, Class MTU, 3.25%, 11/25/2061 ‡	865	828
Toorak Mortgage Corp. Ltd. Series 2019-2, Class A1, 3.72%, 9/25/2022 (c)	122	121
Towd Point Mortgage Trust Series 2021-R1, Class A1, 2.92%, 11/30/2060 (a) (g)	1,432	1,304
TVC Mortgage Trust Series 2020-RTL1, Class A1, 3.47%, 9/25/2024 (a)	548	547
Two Harbors Series 2021-FNTMSR1, Class A, 0.00%, 2/8/2023	1,800	1,800
Vendee Mortgage Trust
Series 1994-1, Class 1, 4.88%, 2/15/2024 (g)	4	4
Series 1994-1, Class 2ZB, 6.50%, 2/15/2024	53	53
Series 1996-1, Class 1Z, 6.75%, 2/15/2026	25	26
Series 1996-2, Class 1Z, 6.75%, 6/15/2026	12	13
Series 1997-1, Class 2Z, 7.50%, 2/15/2027	52	55
Series 1998-1, Class 2E, 7.00%, 3/15/2028	15	15
VM Master Issuer LLC Series 2022-1, Class A1, 5.16%, 5/24/2025 (a) (g)	1,000	976
vMobo, Inc., 7.50%, 5/31/2024	560	566
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR8, Class A, 2.77%, 8/25/2033 (g)	3	3
Series 2003-AR9, Class 1A6, 2.53%, 9/25/2033 (g)	16	15
Series 2004-AR3, Class A2, 3.08%, 6/25/2034 (g)	5	4

SEE NOTES TO FINANCIAL STATEMENTS.
30	JPMorgan Insurance Trust	June 30, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2005-2, Class 2A3, IF, IO, 3.38%, 4/25/2035 ‡ (g)	102	7
Series 2005-2, Class 1A4, IF, IO, 3.43%, 4/25/2035 ‡ (g)	315	20
Series 2005-3, Class CX, IO, 5.50%, 5/25/2035 ‡	100	17
Series 2005-4, Class CB7, 5.50%, 6/25/2035	81	76
Series 2005-6, Class 2A4, 5.50%, 8/25/2035	19	17
Total Collateralized Mortgage Obligations (Cost $31,121)		30,356
Commercial Mortgage-Backed Securities — 5.5%
BB-UBS Trust Series 2012-SHOW, Class A, 3.43%, 11/5/2036 (a)	300	289
Citigroup Commercial Mortgage Trust Series 2020-GC46, Class A5, 2.72%, 2/15/2053	1,100	979
Commercial Mortgage Trust
Series 2013-SFS, Class A2, 3.09%, 4/12/2035 (a) (g)	125	123
Series 2020-CBM, Class A2, 2.90%, 2/10/2037 (a)	750	710
Series 2020-CBM, Class C, 3.40%, 2/10/2037 ‡ (a)	500	466
Series 2014-CR19, Class A5, 3.80%, 8/10/2047	200	198
Series 2015-CR25, Class A4, 3.76%, 8/10/2048	156	154
CSMC OA LLC
Series 2014-USA, Class A2, 3.95%, 9/15/2037 (a)	885	836
Series 2014-USA, Class D, 4.37%, 9/15/2037 ‡ (a)	100	84
FHLMC Multi-Family WI Certificates Series K146, Class A2, 2.92%, 7/25/2032	1,100	1,031
FHLMC, Multi-Family Structured Credit Risk Series 2021-MN2, Class M1, 2.73%, 7/25/2041 (a) (g)	1,499	1,353
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KJ09, Class A2, 2.84%, 9/25/2022	15	15
Series KJ11, Class A2, 2.93%, 1/25/2023	53	53
Series K038, Class A2, 3.39%, 3/25/2024	229	229
Series KJ14, Class A2, 2.81%, 9/25/2024	406	403
Series KPLB, Class A, 2.77%, 5/25/2025	250	246
Series K065, Class A2, 3.24%, 4/25/2027	215	213
Series K065, Class AM, 3.33%, 5/25/2027	115	114
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Series K066, Class A2, 3.12%, 6/25/2027	267	262
Series K070, Class A2, 3.30%, 11/25/2027 (g)	208	206
Series K072, Class AM, 3.50%, 12/25/2027 (g)	1,000	986
Series K079, Class AM, 3.93%, 6/25/2028	588	600
Series K081, Class A2, 3.90%, 8/25/2028 (g)	395	402
Series KL06, Class XFX, IO, 1.36%, 12/25/2029	4,215	311
Series Q013, Class APT2, 1.18%, 5/25/2050 (g)	773	704
FNMA ACES
Series 2015-M17, Class FA, 1.86%, 11/25/2022 (g)	5	5
Series 2016-M2, Class AV2, 2.15%, 1/25/2023	127	126
Series 2014-M3, Class A2, 3.50%, 1/25/2024 (g)	265	264
Series 2017-M7, Class A2, 2.96%, 2/25/2027 (g)	773	754
Series 2015-M10, Class A2, 3.09%, 4/25/2027 (g)	376	370
Series 2017-M8, Class A2, 3.06%, 5/25/2027 (g)	322	317
Series 2017-M12, Class A2, 3.17%, 6/25/2027 (g)	302	297
Series 2018-M10, Class A2, 3.48%, 7/25/2028 (g)	460	457
Series 2017-M5, Class A2, 3.22%, 4/25/2029 (g)	283	278
Series 2018-M3, Class A2, 3.18%, 2/25/2030 (g)	181	176
Series 2020-M50, Class A1, 0.67%, 10/25/2030	554	509
Series 2020-M50, Class A2, 1.20%, 10/25/2030	330	296
Series 2020-M50, Class X1, IO, 2.00%, 10/25/2030 (g)	5,159	478
Series 2022-M1G, Class A2, 1.58%, 9/25/2031 (g)	1,350	1,134
Series 2022-M3, Class A2, 1.76%, 11/25/2031 (g)	1,500	1,273
Series 2022-M1S, Class A2, 2.08%, 4/25/2032	1,290	1,120
Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	423	406
Series 2021-M3, Class X1, IO, 2.09%, 11/25/2033 (g)	2,698	308
FREMF Mortgage Trust
Series 2014-K40, Class C, 4.21%, 11/25/2047 (a) (g)	168	165
Series 2015-K44, Class B, 3.85%, 1/25/2048 (a) (g)	640	627
SEE NOTES TO FINANCIAL STATEMENTS.
June 30, 2022	JPMorgan Insurance Trust	31

JPMorgan Insurance Trust Core Bond Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2015-K45, Class B, 3.73%, 4/25/2048 (a) (g)	500	490
Series 2016-K722, Class B, 4.02%, 7/25/2049 (a) (g)	110	110
Series 2016-K59, Class B, 3.70%, 11/25/2049 (a) (g)	180	173
Series 2018-K730, Class B, 3.92%, 2/25/2050 (a) (g)	551	543
Series 2019-K102, Class B, 3.65%, 12/25/2051 (a) (g)	750	687
MRCD MARK Mortgage Trust
Series 2019-PARK, Class A, 2.72%, 12/15/2036 (a)	740	703
Series 2019-PARK, Class D, 2.72%, 12/15/2036 ‡ (a)	987	900
SBALR Commercial Mortgage Trust Series 2020-RR1, Class A3, 2.83%, 2/13/2053 (a)	975	869
SLG Office Trust Series 2021-OVA, Class A, 2.59%, 7/15/2041 (a)	930	789
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 6/10/2030 (a)	4	4
UBS-Barclays Commercial Mortgage Trust Series 2012-C2, Class A4, 3.53%, 5/10/2063	10	10
Total Commercial Mortgage-Backed Securities (Cost $27,165)		25,605
Foreign Government Securities — 0.3%
Kingdom of Saudi Arabia (Saudi Arabia) 2.25%, 2/2/2033 (a)	200	166
United Mexican States (Mexico)
4.13%, 1/21/2026	200	200
3.75%, 1/11/2028	280	269
2.66%, 5/24/2031	283	233
3.50%, 2/12/2034	257	213
4.75%, 3/8/2044	50	41
4.35%, 1/15/2047	58	44
4.40%, 2/12/2052	330	248
3.77%, 5/24/2061	211	137
Total Foreign Government Securities (Cost $1,875)		1,551
U.S. Government Agency Securities — 0.2%
FNMA, STRIPS 19.11%, 3/23/2028 (f)	630	524
Tennessee Valley Authority
5.88%, 4/1/2036	140	170
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

4.63%, 9/15/2060	93	103
4.25%, 9/15/2065	101	103
Total U.S. Government Agency Securities (Cost $822)		900
Loan Assignments (b) (i) — 0.2%
Diversified Financial Services — 0.2%
OneSky Loan Trust, 1st Lien Term Loan (3-MONTH SOFR + 3.00%), 3.88%, 1/15/2031(Cost $834)	825	735
Municipal Bonds — 0.1% (j)
New York — 0.1%
New York State Dormitory Authority, State Personal Income Tax, General Purpose Series 2010-D, 5.60%, 3/15/2040	30	33
Port Authority of New York and New Jersey, Consolidated Series 164, 5.65%, 11/1/2040	130	146
Total New York		179
Ohio — 0.0% ^
Ohio State University (The), General Receipts Series 2011-A, 4.80%, 6/1/2111	98	98
Total Municipal Bonds (Cost $256)		277
	SHARES (000)
Short Term Investments — 6.0%
Investment Companies — 6.0%
JPMorgan Prime Money Market Fund Class Institutional Shares, 1.47% (k) (l) (Cost $27,758)	27,753	27,756
Total Investments — 104.2% (Cost $522,547)		481,480
Liabilities in Excess of Other Assets — (4.2)%		(19,452)
NET ASSETS — 100.0%		462,028

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of June 30, 2022.
CSMC	Credit Suisse Mortgage Trust

SEE NOTES TO FINANCIAL STATEMENTS.
32	JPMorgan Insurance Trust	June 30, 2022

FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
HB	High Coupon Bonds (a.k.a. "IOettes") represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO's the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of June 30, 2022. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	London Interbank Offered Rate
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
RE	Reinsured
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of June 30, 2022.
(c)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of June 30, 2022.
(d)	Security is an interest bearing note with preferred security characteristics.
(e)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of June 30, 2022.
(f)	The rate shown is the effective yield as of June 30, 2022.
(g)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of June 30, 2022.
(h)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(i)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(j)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(k)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(l)	The rate shown is the current yield as of June 30, 2022.
SEE NOTES TO FINANCIAL STATEMENTS.
June 30, 2022	JPMorgan Insurance Trust	33

STATEMENT OF ASSETS AND LIABILITIES
AS OF June 30, 2022  (Unaudited)
(Amounts in thousands, except per share amounts)
JPMorgan Insurance Trust Core Bond Portfolio
ASSETS:
Investments in non-affiliates, at value	$453,724
Investments in affiliates, at value	27,756
Receivables:
Due from custodian	1,165
Investment securities sold	259
Portfolio shares sold	218
Interest from non-affiliates	2,096
Dividends from affiliates	26
Total Assets	485,244
LIABILITIES:
Payables:
Investment securities purchased	2,319
Investment securities purchased — delayed delivery securities	20,366
Portfolio shares redeemed	215
Accrued liabilities:
Investment advisory fees	146
Administration fees	29
Distribution fees	65
Custodian and accounting fees	11
Trustees’ and Chief Compliance Officer’s fees	—(a)
Other	65
Total Liabilities	23,216
Net Assets	$462,028 (a) Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.
34	JPMorgan Insurance Trust	June 30, 2022

JPMorgan Insurance Trust Core Bond Portfolio
NET ASSETS:
Paid-in-Capital	$502,088
Total distributable earnings (loss)	(40,060)
Total Net Assets:	$462,028
Net Assets:
Class 1	$148,169
Class 2	313,859
Total	$462,028
Outstanding units of beneficial interest (shares) (unlimited number of shares authorized, no par value):
Class 1	14,840
Class 2	31,858
Net Asset Value (a):
Class 1 — Offering and redemption price per share	$ 9.98
Class 2 — Offering and redemption price per share	9.85
Cost of investments in non-affiliates	$494,789
Cost of investments in affiliates	27,758

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
SEE NOTES TO FINANCIAL STATEMENTS.
June 30, 2022	JPMorgan Insurance Trust	35

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED June 30, 2022  (Unaudited)
(Amounts in thousands)
JPMorgan Insurance Trust Core Bond Portfolio
INVESTMENT INCOME:
Interest income from non-affiliates	$ 6,134
Dividend income from affiliates	67
Total investment income	6,201
EXPENSES:
Investment advisory fees	968
Administration fees	182
Distribution fees:
Class 2	409
Custodian and accounting fees	51
Interest expense to affiliates	—(a)
Professional fees	43
Trustees’ and Chief Compliance Officer’s fees	13
Printing and mailing costs	24
Transfer agency fees (See Note 2.G)	2
Other	35
Total expenses	1,727
Less fees waived	(30)
Net expenses	1,697
Net investment income (loss)	4,504
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(2,947)
Investments in affiliates	(1)
Net realized gain (loss)	(2,948)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(52,481)
Investments in affiliates	(11)
Change in net unrealized appreciation/depreciation	(52,492)
Net realized/unrealized gains (losses)	(55,440)
Change in net assets resulting from operations	$(50,936)

(a)	Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.
36	JPMorgan Insurance Trust	June 30, 2022

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED
(Amounts in thousands)
	JPMorgan Insurance Trust Core Bond Portfolio
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$ 4,504	$ 8,445
Net realized gain (loss)	(2,948)	2,428
Change in net unrealized appreciation/depreciation	(52,492)	(19,394)
Change in net assets resulting from operations	(50,936)	(8,521)
DISTRIBUTIONS TO SHAREHOLDERS:
Class 1	(3,732)	(5,146)
Class 2	(7,159)	(10,720)
Total distributions to shareholders	(10,891)	(15,866)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	846	15,620
NET ASSETS:
Change in net assets	(60,981)	(8,767)
Beginning of period	523,009	531,776
End of period	$462,028	$523,009
CAPITAL TRANSACTIONS:
Class 1
Proceeds from shares issued	$ 35,607	$ 50,627
Distributions reinvested	3,732	5,146
Cost of shares redeemed	(43,095)	(66,565)
Change in net assets resulting from Class 1 capital transactions	(3,756)	(10,792)
Class 2
Proceeds from shares issued	71,453	80,420
Distributions reinvested	7,159	10,720
Cost of shares redeemed	(74,010)	(64,728)
Change in net assets resulting from Class 2 capital transactions	4,602	26,412
Total change in net assets resulting from capital transactions	$ 846	$ 15,620
SHARE TRANSACTIONS:
Class 1
Issued	3,414	4,407
Reinvested	367	457
Redeemed	(4,117)	(5,760)
Change in Class 1 Shares	(336)	(896)
Class 2
Issued	6,943	7,088
Reinvested	713	963
Redeemed	(7,218)	(5,728)
Change in Class 2 Shares	438	2,323
SEE NOTES TO FINANCIAL STATEMENTS.
June 30, 2022	JPMorgan Insurance Trust	37

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED
	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Insurance Trust Core Bond Portfolio
Class 1
Six Months Ended June 30, 2022 (Unaudited)	$11.34	$0.11	$(1.22)	$(1.11)	$(0.20)	$(0.05)	$(0.25)
Year Ended December 31, 2021	11.88	0.21	(0.37)	(0.16)	(0.22)	(0.16)	(0.38)
Year Ended December 31, 2020	11.24	0.24	0.63	0.87	(0.23)	—	(0.23)
Year Ended December 31, 2019	10.66	0.30	0.56	0.86	(0.28)	—	(0.28)
Year Ended December 31, 2018	10.94	0.29	(0.29)	—(h)	(0.26)	(0.02)	(0.28)
Year Ended December 31, 2017	10.84	0.29	0.09	0.38	(0.28)	—	(0.28)
Class 2
Six Months Ended June 30, 2022 (Unaudited)	11.17	0.09	(1.18)	(1.09)	(0.18)	(0.05)	(0.23)
Year Ended December 31, 2021	11.72	0.17	(0.37)	(0.20)	(0.19)	(0.16)	(0.35)
Year Ended December 31, 2020	11.09	0.21	0.63	0.84	(0.21)	—	(0.21)
Year Ended December 31, 2019	10.53	0.27	0.55	0.82	(0.26)	—	(0.26)
Year Ended December 31, 2018	10.82	0.26	(0.29)	(0.03)	(0.24)	(0.02)	(0.26)
Year Ended December 31, 2017	10.73	0.26	0.09	0.35	(0.26)	—	(0.26)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Total returns do not include charges that will be imposed by variable insurance contracts or by Eligible Plans. If these charges were reflected, returns would be lower than those shown.
(e)	Not annualized for periods less than one year.
(f)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(g)	Certain non-recurring expenses incurred by the Portfolio were not annualized for the period indicated.
(h)	Amount rounds to less than $0.005.
SEE NOTES TO FINANCIAL STATEMENTS.
38	JPMorgan Insurance Trust	June 30, 2022

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(c)(d)(e)	Net assets, end of period (000's)	Net expenses(f)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(e)

$ 9.98	(9.68)%	$148,169	0.53(g)%	2.04(g)%	0.54(g)%	36%
11.34	(1.35)	172,023	0.53	1.79	0.54	93
11.88	7.84	190,891	0.53	2.09	0.55	92
11.24	8.18	162,192	0.58	2.70	0.58	20
10.66	0.05	158,167	0.56	2.76	0.61	20
10.94	3.57	171,382	0.57	2.66	0.63	21

9.85	(9.80)	313,859	0.77(g)	1.79(g)	0.79(g)	36
11.17	(1.66)	350,986	0.78	1.54	0.79	93
11.72	7.68	340,885	0.78	1.82	0.79	92
11.09	7.87	218,268	0.83	2.45	0.83	20
10.53	(0.23)	150,156	0.81	2.51	0.85	20
10.82	3.30	123,282	0.82	2.41	0.87	21
SEE NOTES TO FINANCIAL STATEMENTS.
June 30, 2022	JPMorgan Insurance Trust	39

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2022  (Unaudited)
(Dollar values in thousands)
1.  Organization
JPMorgan Insurance Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and is a Massachusetts business trust.
The following is a separate portfolio of the Trust (the “Portfolio”) covered by this report:
	Classes Offered	Diversification Classification
JPMorgan Insurance Trust Core Bond Portfolio	Class 1 and Class 2	Diversified
The investment objective of the Portfolio is to seek to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.
Portfolio shares are offered only to separate accounts of participating insurance companies and Eligible Plans. Individuals may not purchase shares directly from the Portfolio.
All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency fees and distribution fees and each class has exclusive voting rights with respect to its distribution plan and administrative services plan.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as Adviser (the “Adviser”) and Administrator (the “Administrator”) to the Portfolio.
2.  Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The Portfolio is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A.  Valuation of Investments — Investments are valued in accordance with GAAP and the Portfolio's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the "Board"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
The Administrator has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Portfolio's investments. The Administrator implements the valuation policies of the Portfolio's investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Portfolio. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Portfolio's investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values ('NAV") per share as of the report date.
40	JPMorgan Insurance Trust	June 30, 2022

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Portfolio at June 30, 2022.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Portfolio's investments are summarized into the three broad levels listed below.
•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•	Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•	Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$ —	$ 39,762	$19,604	$ 59,366
Collateralized Mortgage Obligations	—	26,126	4,230	30,356
Commercial Mortgage-Backed Securities	—	24,155	1,450	25,605
Corporate Bonds	—	126,376	—	126,376
Foreign Government Securities	—	1,551	—	1,551
Loan Assignments	—	735	—	735
Mortgage-Backed Securities	—	92,434	—	92,434
Municipal Bonds	—	277	—	277
U.S. Government Agency Securities	—	900	—	900
U.S. Treasury Obligations	—	116,124	—	116,124
Short-Term Investments
Investment Companies	27,756	—	—	27,756
Total Investments in Securities	$27,756	$428,440	$25,284	$481,480
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of December 31, 2021	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases [1]	Sales [2]	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2022
Investments in securities:
Asset-Backed Securities	$14,239	$—	$(1,156)	$ —	$3,858	$(4,018)	$7,958	$(1,277)	$19,604
Collateralized Mortgage Obligations	2,148	—	(204)	(23)	2,706	(397)	—	—	4,230
Commercial Mortgage-Backed Securities	1,559	—	(110)	1	—	—	—	—	1,450
Total	$17,946	$—	$(1,470)	$(22)	$6,564	$(4,415)	$7,958	$(1,277)	$25,284

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
June 30, 2022	JPMorgan Insurance Trust	41

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2022  (Unaudited) (continued)
(Dollar values in thousands)
The changes in net unrealized appreciation (depreciation) attributable to securities owned at June 30, 2022, which were valued using significant unobservable inputs (level 3) amounted to $(1,466). This amount is included in Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statement of Operations.
There were no significant transfers into or out of level 3 for the six months ended June 30, 2022.
The significant unobservable inputs used in the fair value measurement of the Portfolio's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at June 30, 2022	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)(a)
	$ 16,953	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 20.00% (6.49%)
			Constant Default Rate	0.00% - 3.01% (0.01%)
			Yield (Discount Rate of Cash Flows)	3.90% - 6.77% (5.47%)

Asset-Backed Securities	16,953
	2,469	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (67.16%)
			Constant Default Rate	0.00% - 3.01% (0.01%)
			Yield (Discount Rate of Cash Flows)	2.80% - 19.47% (4.73%)

Collateralized Mortgage Obligations	2,469
	1,450	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	4.10% - 8.50% (5.97%)

Commercial Mortgage-Backed Securities	1,450
Total	20,872

#	The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At June 30, 2022, the value of these investments was $4,412. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.
(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
42	JPMorgan Insurance Trust	June 30, 2022

B.  Restricted Securities — Certain securities held by the Portfolio may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Portfolio.
As of June 30, 2022, the Portfolio had no investments in restricted securities other than securities sold to the Portfolio under Rule 144A and/or Regulation S under the Securities Act.
C.  When-Issued Securities, Delayed Delivery Securities and Forward Commitments —  The Portfolio purchased when-issued securities, including To Be Announced (“TBA”) securities, and entered into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchased delayed delivery securities which generally settle seven days after the trade date. When-issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the security to be purchased declines before the settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Portfolio may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when-issued, delayed delivery or forward commitment basis is not accrued until the settlement date.
The Portfolio may be required to post or receive collateral for delayed delivery securities in the form of cash or securities under a Master Securities Forward Transaction Agreement with the counterparties (each, an “MSFTA”). The collateral requirements are generally calculated by netting the mark-to-market amount for a Portfolio's transactions under the MSFTA and comparing that amount to the value of the collateral pledged by a portfolio and the counterparty. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by a Portfolio is held in a segregated account at the Portfolio's custodian bank and is included on the Statement of Assets and Liabilities as Restricted cash. Collateral received by the Portfolio is held in a separate segregated account maintained by JPMorgan Chase Bank, N.A. ("JPMCB"), a wholly-owned subsidiary of JPMorgan. These amounts are not reflected on the Portfolio's Statment of Assets and Liabilities.
The Portfolio had when-issued securities, delayed delivery securities or forward commitments outstanding as of June 30, 2022, which are shown as a Receivable for Investments securities sold —  delayed delivery securities and a Payable for Investment securities purchased — delayed delivery securities, respectively, on the Statement of Assets and Liabilities. The values of these securities held at June 30, 2022 are detailed on the SOI.
D.  Securities Lending — The Portfolio is authorized to engage in securities lending in order to generate additional income. The Portfolio is able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Portfolio, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in the Class IM Shares of the JPMorgan U.S. Government Money Market Fund and the Agency SL Class Shares of the JPMorgan Securities Lending Money Market Fund. The Portfolio retains the interest earned on cash collateral investments but is required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Portfolio). Upon termination of a loan, the Portfolio is required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Portfolio or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statement of Operations as Income from securities lending (net). The Portfolio also receives payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statement of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statement of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statement of Assets and Liabilities and details of collateral investments are disclosed on the SOI.
The Portfolio bears the risk of loss associated with the collateral investments and is not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Portfolio may incur losses that exceed the amount it earned on lending the security. Upon termination of a loan, the Portfolio may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Portfolio from losses resulting from a borrower’s failure to return a loaned security.
June 30, 2022	JPMorgan Insurance Trust	43

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2022  (Unaudited) (continued)
(Dollar values in thousands)
The Portfolio did not have any securities out on loan at June 30, 2022.
E.  Investment Transactions with Affiliates — The Portfolio invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Portfolio may be considered an affiliate. For the purposes of the financial statements, the Portfolio assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the six months ended June 30, 2022
Security Description	Value at December 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2022	Shares at June 30, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 1.47% (a) (b)	$49,256	$88,133	$109,621	$(1)	$(11)	$27,756	27,753	$67	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2022.
F.  Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. These adjustments are recorded as increases or decreases to interest income on the Statement of Operations. Coupon payments are based on the adjusted principal at the time the interest is paid.
The Portfolio invests in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. These adjustments are recorded as increases or decreases to interest income on the Statement of Operations. Coupon payments are based on the adjusted principal at the time the interest is paid.
To the extent such information is publicly available, the Portfolio records distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Portfolio adjusts the estimated amounts of the components of distributions (and consequently its net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.
G.  Allocation of Income and Expenses— Expenses directly attributable to the Portfolio are charged directly to the Portfolio, while the expenses attributable to more than one portfolio of the Trust are allocated among the applicable portfolios. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.
Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Portfolio for the six months ended June 30, 2022 are as follows:
	Class 1	Class 2	Total
Transfer agency fees	$1	$1	$2
44	JPMorgan Insurance Trust	June 30, 2022

H.  Federal Income Taxes — The Portfolio is treated as a separate taxable entity for Federal income tax purposes. The Portfolio's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. The Portfolio is also a segregated portfolio of assets for insurance purposes and intends to comply with the diversification requirements of Sub-chapter L of the Code. Management has reviewed the Portfolio's tax positions for all open tax years and has determined that as of June 30, 2022, no liability for Federal income tax is required in the Portfolio's financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Portfolio's Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
I.  Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid at least annually and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed  at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
3.  Fees and Other Transactions with Affiliates
A.  Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of the Portfolio and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate of 0.40% of the Portfolio's average daily net assets.
The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.E.
B.  Administration Fee — Pursuant to an Administration Agreement, the Administrator provides certain administration services to the Portfolio. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of the Portfolio's average daily net assets, plus 0.050% of the Portfolio's average daily net assets between $10 billion and $20 billion, plus 0.025% of the Portfolio's average daily net assets between $20 billion and $25 billion, plus 0.010% of the Portfolio's average daily net assets in excess of $25 billion. For the six months ended June 30, 2022, the effective annualized rate was 0.075% of the Portfolio's average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in Note 3.E.
JPMCB serves as the Portfolio's sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.
C.  Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as the Portfolio's principal underwriter and promotes and arranges for the sale of the Portfolio's shares.
The Board has adopted a Distribution Plan (the “Distribution Plan”) for Class 2 Shares of the Portfolio pursuant to Rule 12b-1 under the 1940 Act. Class 1 Shares of the Portfolio do not charge a distribution fee. The Distribution Plan provides that the Portfolio shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at an annual rate of 0.25% of the average daily net assets of Class 2 Shares.
D.  Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Portfolio. For performing these services, the Portfolio pays JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Portfolio for custody and accounting services are included in Custodian and accounting fees on the Statement of Operations.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statement of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statement of Operations.
E.  Waivers and Reimbursements — The Adviser (for all share classes), Administrator (for all share classes) and/or JPMDS (for Class 2 Shares) have contractually agreed to waive fees and/or reimburse the Portfolio to the extent that total annual operating expenses of the Portfolio (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Portfolio's respective average daily net assets as shown in the table below:
Class 1	Class 2
0.60%	0.85%
The expense limitation agreement was in effect for the six months ended June 30, 2022 and the contractual expense limitation percentages in the table above are in place until at least April 30, 2023.
June 30, 2022	JPMorgan Insurance Trust	45

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2022  (Unaudited) (continued)
(Dollar values in thousands)
For the six months ended June 30, 2022, the Portfolio's service providers waived fees and/or reimbursed expenses for the Fund/Portfolio as follows. None of these parties expect the Portfolio to repay any such waived fees and/or reimbursed expenses in future years.
Additionally, the Portfolio may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The Adviser, Administrator and/or JPMDS, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the Portfolio's investment in such affiliated money market fund, except for investments of securities lending cash collateral. None of these parties expect the Portfolio to repay any such waived fees and/or reimbursed expenses in future years.
The amount of these waivers resulting from investments in these money market funds for the six months ended June 30, 2022 was $29.
Effective January 1, 2022, JPMIM voluntarily agreed to reimburse the Portfolio for the Trustee Fees paid to one of the interested Trustees. For the period January 1, 2022 through June 30, 2022 the amount of this waiver was $1.
F.  Other  — Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS.  Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Portfolio for serving in their respective roles.
The Board designated and appointed a Chief Compliance Officer to the Portfolio pursuant to Rule 38a-1 under the 1940 Act. The Portfolio, along with affiliated portfolios, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statement of Operations.
The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
During the six months ended June 30, 2022,  purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.
The Securities and Exchange Commission ("SEC") has granted an exemptive order permitting the Portfolio to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
4.  Investment Transactions
During the six months ended June 30, 2022, purchases and sales of investments (excluding short-term investments) were as follows:
Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
$147,727	$145,377	$37,659	$23,841
5.  Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at June 30, 2022 were as follows:
Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$522,547	$935	$42,002	$(41,067)
As of December 31, 2021, the Portfolio did not have any net capital loss carryforwards.
6.  Borrowings
The Portfolio relies upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Portfolio to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Portfolio's borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to the Trust and may be relied upon by the Portfolio because the Portfolio and the series of the Trust are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Portfolio had no borrowings outstanding from another fund during the six months ended June 30, 2022. Average borrowings from the Facility for the six months ended June 30, 2022, were as follows:
46	JPMorgan Insurance Trust	June 30, 2022

The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Portfolio. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Portfolio's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 31, 2022.
The Portfolio had no borrowings outstanding from the unsecured, uncommitted credit facility during the six months ended June 30, 2022.
The Trust, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), has entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing portfolio must have a minimum of $25 million in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a portfolio does not comply with the aforementioned requirements, the portfolio must remediate within three business days with respect to the $25 million minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.
Interest associated with any borrowing under the Credit Facility is charged to the borrowing portfolio at a rate of interest equal to 1.00% (the “Applicable Margin”), plus the greater of the federal funds effective rate or one month London Interbank Offered Rate ("LIBOR"). The annual commitment fee to maintain the Credit Facility is 0.15% and is incurred on the unused portion of the Credit Facility and is allocated to all participating portfolios pro rata based on their respective net assets. Effective August 9, 2022, the Credit Facility has been amended and restated for a term of 364 days, unless extended, and to include a change in the interest associated with any borrowing to the higher, on the day of the borrowing, of (a) the federal funds effective rate, or (b) the one-month Adjusted SOFR Rate plus Applicable Margin.
The Portfolio did not utilize the Credit Facility during the six months ended June 30, 2022.
7.  Risks, Concentrations and Indemnifications
In the normal course of business, the Portfolio enters into contracts that contain a variety of representations which provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against the Portfolio. However, based on experience, the Portfolio expects the risk of loss to be remote.
As of June 30, 2022, the Portfolio had three individual shareholder and/or non-affiliated omnibus accounts, which owned 70.0% of the Portfolio's outstanding shares.
Significant shareholder transactions by these shareholders may impact the Portfolio's performance and liquidity.
The Portfolio is subject to risks associated with securities with contractual cash flows including asset-backed and mortgage-related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities, including securities backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
The Portfolio is subject to the risk that, should the Portfolio decide to sell an illiquid investment when a ready buyer is not available at a price the Portfolio deems to be representative of its value, the value of the Portfolio’s net assets could be adversely affected.
The Portfolio is subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Portfolio could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The Portfolio invests in floating rate loans and other floating rate debt securities. Although these investments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate loans and other floating rate investments may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. The Portfolio may face a heightened level of interest rate risk due to certain changes in monetary policy. During periods when interest rates are low or there are negative interest rates, the Portfolio’s yield (and total return) also may be low or the Portfolio may be unable to maintain positive returns. The ability of the issuers of debt to meet their obligations may be affected by economic and political developments in a specific industry or region. The value of a Portfolio’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality.
LIBOR is intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. On March 5, 2021, the U.K. Financial Conduct Authority ("FCA") publicly announced that (i) immediately after December 31, 2021, publication of the 1-week and 2-month U.S. Dollar LIBOR settings will permanently cease; (ii) immediately after June 30, 2023, publication of the overnight and 12-month U.S. Dollar LIBOR settings will permanently cease; and (iii) immediately after June 30, 2023, the 1-month, 3-month and 6-month U.S. Dollar LIBOR settings will cease to be provided or, subject to the FCA's consideration of the case, be provided on a synthetic basis and no longer be
June 30, 2022	JPMorgan Insurance Trust	47

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2022  (Unaudited) (continued)
(Dollar values in thousands)
representative of the underlying market and economic reality they are intended to measure and that representativeness will not be restored. There is no assurance that the dates announced by the FCA will not change or that the administrator of LIBOR and/or regulators will not take further action that could impact the availability, composition or characteristics of LIBOR or the currencies and/or tenors for which LIBOR is published. In addition, certain regulated entities ceased entering into most new LIBOR contracts in connection with regulatory guidance or prohibitions. Public and private sector industry initiatives are currently underway to implement new or alternative reference rates to be used in place of LIBOR. There is no assurance that any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR prior to its discontinuance, unavailability or replacement, all of which may affect the value, volatility, liquidity or return on certain of the Portfolio's loans, notes, derivatives and other instruments or investments comprising some or all of the Portfolio's investments and result in costs incurred in connection with changing reference rates used for positions closing out positions and entering into new trades. Certain of the Portfolio's investments may transition from LIBOR prior to the dates announced by the FCA. The transition from LIBOR to alternative reference rates may result in operational issues for the Portfolio or its investments. No assurances can be given as to the impact of the LIBOR transition (and the timing of any such impact) on the Portfolio and its investments.
The Portfolio is subject to infectious disease epidemics/pandemics risk. The worldwide outbreak of COVID-19 has negatively affected economies, markets and individual companies throughout the world. The effects of this COVID-19 pandemic to public health, and business and market conditions, including among other things, reduced consumer demand and economic output, supply chain disruptions and increased government spending may continue to have a significant negative impact on the performance of the Portfolio's investments, increase the Portfolio's volatility, exacerbate other pre-existing political, social and economic risks to the Portfolio and negatively impact broad segments of businesses and populations. In addition, governments, their regulatory agencies, or self-regulatory organizations have taken or may take actions in response to the pandemic that affect the instruments in which the Portfolio invests, or the issuers of such instruments, in ways that could also have a significant negative impact on the Portfolio's investment performance. The duration and extent of COVID-19 and associated economic and market conditions and uncertainty over the long-term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which the associated conditions impact the Portfolio will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to frequent changes.
48	JPMorgan Insurance Trust	June 30, 2022

SCHEDULE OF SHAREHOLDER EXPENSES
(Unaudited)
Hypothetical $1,000 Investment
As a shareholder of the Portfolio, you incur ongoing costs, including investment advisory fees, administration fees, distribution fees (for Class 2 Shares) and other Portfolio expenses. Because the Portfolio is a funding vehicle for Policies and Eligible Plans you may also incur sales charges and other fees relating to the Policies or Eligible Plans. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio, but not the costs of the Policies or Eligible Plans, and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, January 1, 2022, and continued to hold your shares at the end of the reporting period, June 30, 2022.
Actual Expenses
For each Class of the Portfolio in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading titled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), or redemption fees or the costs associated with the Policies and Eligible Plans through which the Portfolio is held. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.
	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Insurance Trust Core Bond Portfolio
Class 1
Actual	$1,000.00	$ 903.20	$2.50	0.53%
Hypothetical	1,000.00	1,022.17	2.66	0.53
Class 2
Actual	1,000.00	902.00	3.63	0.77
Hypothetical	1,000.00	1,020.98	3.86	0.77

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
June 30, 2022	JPMorgan Insurance Trust	49

LIQUIDITY RISK MANAGEMENT PROGRAM
(Unaudited)
The JPMorgan Insurance Trust Core Bond Portfolio (the “Portfolio”) has adopted the J.P. Morgan Funds and J.P. Morgan Exchange-Traded Funds Amended and Restated Liquidity Risk Management Program (the “Program”) under Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”). The Program seeks to assess, manage and review the Portfolio’s Liquidity Risk. “Liquidity Risk” is defined as the risk that a portfolio could not meet requests to redeem shares issued by the portfolio without significant dilution of remaining investors’ interests in the portfolio. Among other things, the Liquidity Rule requires that a written report be provided to the Board of Trustees (the “Board”) on an annual basis that addresses the operation of the Program and assesses the adequacy and effectiveness of its implementation, including the operation of any Highly Liquid Investment Minimum (“HLIM”), where applicable, and any material changes to the Program.
The Board has appointed J.P. Morgan Asset Management’s Liquidity Risk Forum to be the program administrator for the Program (the “Program Administrator”). In addition to regular reporting at each of its quarterly meetings, on February 8, 2022, the Board reviewed the Program Administrator’s annual written report (the “Report”) concerning the operation of the Program for the period from January 1, 2021 through December 31, 2021 (the “Program Reporting Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including, where applicable, the operation of a portfolio’s HLIM. During the Program Reporting Period, the Program was amended, pursuant to an exemptive order from the Securities and Exchange Commission, to permit the Portfolio to use liquidity definitions and classification methodologies that differ from the requirements under the Liquidity Rule in some respects. The
Report discussed the implementation of these changes. No other material changes were made to the Program during the Program Reporting Period.
The Report summarized the operation of the Program and the information and factors considered by the Program Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Portfolio. Such information and factors included, among other things: (1) the liquidity risk framework used to assess, manage, and periodically review each portfolio’s Liquidity Risk and the results of this assessment; (2) the methodology and inputs for classifying the investments of a portfolio into one of the required liquidity categories that reflect an estimate of the liquidity of those investments under current market conditions; (3) whether a portfolio invested primarily in “Highly Liquid Investments” (as defined or modified under the Program), as well as whether an HLIM should be established for a portfolio (and, for portfolios that have adopted an HLIM, whether the HLIM continues to be appropriate or whether a portfolio has invested below its HLIM) and the procedures for monitoring for any HLIM; (4) whether a portfolio invested more than 15% of its assets in “Illiquid Investments” (as defined or modified under the Program) and the procedures for monitoring for this limit; ; and (5) specific liquidity events arising during the Program Reporting Period. The Report further summarized the conditions of the exemptive order.
Based on this review, the Report concluded that: (1) the Program continues to be reasonably designed to effectively assess and manage the Portfolio’s Liquidity Risk; and (2) the Program has been adequately and effectively implemented with respect to the Portfolio during the Program Reporting Period.
50	JPMorgan Insurance Trust	June 30, 2022

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J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of  JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.
Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a portfolio prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.
The Portfolio files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its report on Form N-PORT. The Portfolio’s Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. The Portfolio's quarterly holdings can be found by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.
A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s holdings is available in the prospectuses and Statement of Additional Information.
A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Portfolio’s website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Portfolio to the Adviser. A copy of the Portfolio’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Portfolio’s website at www.jpmorganfunds.com no later than August 31 of each year. The Portfolio’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2022. All rights reserved. June 2022.	SAN-JPMITCBP-622

Semi-Annual Report
JPMorgan Insurance Trust
June 30, 2022  (Unaudited)
JPMorgan Insurance Trust Mid Cap Value Portfolio

Investments in the Portfolio are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Portfolio’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of the Portfolio or the securities markets.
This Portfolio is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies (collectively “Policies”) offered by the separate accounts of various insurance companies. Portfolio shares may also be offered to qualified pension and retirement plans and accounts permitting accumulation of assets on a tax-deferred basis (“Eligible Plans”). Individuals may not purchase shares directly from the Portfolio.
Prospective investors should refer to the Portfolio’s prospectuses for a discussion of the Portfolio’s investment objective, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about the Portfolio, including management fees and other expenses. Please read it carefully before investing.

Letter to Shareholders
August 8, 2022 (Unaudited)
Dear Shareholder,
This year has brought a large measure of relief, hope and reflection on the pandemic and its impact on our families, our jobs and our world. It has also witnessed a remarkable rally in global equity markets, driven initially by investor expectations for an accelerated economic expansion and extended by surging corporate earnings and consumer spending.

“It remains essential, in our view, that investors consider the potential benefits of portfolio diversification that adapts to near-term market conditions while cultivating long-term opportunities.”
— Andrea L. Lisher

The global economic rebound that marked 2021 has been sapped of much of its strength in 2022 by accelerating inflation and rising interest rates, the conflict in Ukraine and the ongoing global impacts of the pandemic. The uncertain economic picture has proven to be particularly challenging for investors.
U.S. equity prices, which had largely led a decade-long rally in global equity, fell sharply in 2022 and turned in their worst first-half performance since 1970. In general, only select U.S. Treasury bonds and U.S. core fixed income saw increased investor demand amid the sell-off in equities.
In response to rising consumer and producer prices and tight labor markets, the U.S. Federal Reserve (the “Fed”) adopted an increasingly aggressive policy stance in 2022, raising its benchmark interest rate by 25 basis points in March, then by 50 basis points in May and by 75 basis points each in June and July. Meanwhile, U.S. gross domestic product fell by 1.6% in the first quarter of 2022 and by an estimated 0.9% in the second quarter.
However, corporate earnings and revenues have largely outpaced certain investor expectations in 2022 amid sustained strength in consumer demand and management efforts to hold down expenses and pass along higher input costs. Further economic resilience was seen in labor markets, where the jobless rate remained at 3.6% from February through June.
In 2022, investors are now facing economic and market circumstances unseen in decades. In the U.S., the highest inflation rate in 40 years and the Fed’s policy response have rattled both equity and fixed income markets. Concurrently, the conflict in Ukraine has constrained both energy supplies to Europe and grain shipments to a range of nations already under economic strain. The Fed and other leading central banks have acknowledged the risks of runaway inflation and have generally pledged to employ a flexible approach to counter those risks without squelching economic growth.
It remains essential, in our view, that investors consider the potential benefits of portfolio diversification that adapts to near-term market conditions, while cultivating long-term opportunities. J.P. Morgan Asset Management will seek to deliver superior client outcomes across a broad range of innovative solutions and risk management processes built on the same fundamental practices and principles that have driven our success for more than a century.
On behalf of J.P. Morgan Asset Management, thank you for entrusting us to manage your investment. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.
Sincerely yours,
Andrea L. Lisher
Head of Americas, Client
J.P. Morgan Asset Management

June 30, 2022	JPMorgan Insurance Trust	1

JPMorgan Insurance Trust Mid Cap Value Portfolio
PORTFOLIO COMMENTARY
SIX MONTHS ENDED June 30, 2022 (Unaudited)
REPORTING PERIOD RETURN:
Portfolio (Class 1 Shares) *	(13.18)%
Russell Midcap Value Index	(16.23)%
Net Assets as of 6/30/2022 (In Thousands)	$439,249
INVESTMENT OBJECTIVE**
The JPMorgan Insurance Trust Mid Cap Value Portfolio (the “Portfolio”) seeks capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities.
HOW DID THE MARKET PERFORM?
Equity markets turned in their worst first-half performance since 1970, amid accelerating inflation, pandemic lockdowns across China and the Russian invasion of Ukraine. By the end of June 2022, the S&P 500 had slumped into bear market territory – generally defined as a 20% or more decline since the last closing high.
The S&P 500 reached a new closing high on January 3, 2022, bolstered by record high corporate earnings, sales, cash flows, share repurchases and dividends. However, investor sentiment began to sour as accelerating inflation started to erode consumer confidence and raise expectations for an increase in benchmark interest rates by the U.S. Federal Reserve.
Russia’s invasion of Ukraine at the end of February 2022 initiated a sell-off in global financial markets that was further fueled by the highest U.S. inflation rate in more than 40 years. Equity prices recovered somewhat in March 2022 amid better-than-expected corporate earnings. However, the general trend in global financial markets was downward.
Within U.S. equity markets, prices for small cap stocks generally fell more than prices for mid cap and large cap stocks, growth stocks largely underperformed value stocks. For the six months ended June 30, 2022, the S&P 500 Index returned -19.96% and the Bloomberg U.S. Aggregate Index returned 10.35%.
WHAT WERE THE MAIN DRIVERS OF THE PORTFOLIO’S PERFORMANCE?
The Portfolio’s Class 1 Shares outperformed the Russell Midcap Value Index (the “Benchmark”) for the six months ended June 30, 2022.
The Portfolio’s security selection in the industrial and real estate sectors was a leading contributor to performance relative to the Benchmark, while the Portfolio’s security selection in the materials and consumer staples sectors was a leading detractor from relative performance.
Leading individual contributors to performance included the included the Portfolio’s overweight positions in Zynga Inc., AutoZone Inc. and M&T Bank Corp. Shares of Zynga, an online games developer, rose ahead of its acquisition by Take-Two Interactive Software Inc. Shares of AutoZone, an automotive parts retailer, rose amid consecutive quarters of better-than-expected earnings revenue and continued sales growth. Shares of M&T Bank, a retail/commercial bank, rose after the company reported better-than-expected earnings and revenue for the first quarter of 2022.
Leading individual detractors from relative performance included the Portfolio’s overweight position in Fortune Brands Home & Security Inc. and its underweight positions in McKesson Corp. and Occidental Petroleum Corp. Shares of Fortune Brands Home & Security, a manufacturer of homebuilding and home security products, fell after the company reported lower-than-expected earnings for the fourth quarter of 2021. Shares of McKesson, a provider of pharmaceuticals, health care products and services, rose as the company moved to settle state legal claims stemming from the opioid addiction epidemic and as investors sought defensive sectors, including consumer staples, in response to the market selloff in the first half of 2022. Shares of Occidental Petroleum, an oil and natural gas producer not held in the Portfolio, rose after the company reported better-than-expected earnings for the first quarter of 2022, and as influential investor Warren Buffet increased his stake in the company.
HOW WAS THE PORTFOLIO POSITIONED?
The portfolio managers utilized a bottom-up approach to stock selection and sought to identify durable franchises possessing the ability to generate, in the portfolio managers’ view, sustainable levels of free cash flow. During the reporting period, the Portfolio maintained overweight positions in the financials and consumer discretionary sectors, while maintaining underweight positions in the materials and energy

2	JPMorgan Insurance Trust	June 30, 2022

sectors.
TOP TEN HOLDINGS OF THE PORTFOLIO AS OF June 30, 2022		PERCENT OF TOTAL INVESTMENTS
1.	M&T Bank Corp.	2.0%
2.	Xcel Energy, Inc.	1.9
3.	WEC Energy Group, Inc.	1.8
4.	Motorola Solutions, Inc.	1.8
5.	CMS Energy Corp.	1.7
6.	Laboratory Corp. of America Holdings	1.7
7.	Loews Corp.	1.7
8.	AutoZone, Inc.	1.6
9.	AmerisourceBergen Corp.	1.6
10.	Huntington Bancshares, Inc.	1.5

PORTFOLIO COMPOSTION BY SECTOR AS OF June 30, 2022	PERCENT OF TOTAL INVESTMENTS
Financials	22.7%
Industrials	12.6
Real Estate	11.4
Consumer Discretionary	10.0
Utilities	9.0
Information Technology	7.7
Health Care	7.3
Materials	4.8
Consumer Staples	4.6
Communication Services	3.7
Energy	2.4
Short-Term Investments	3.8

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Portfolio’s objective. There can be no guarantee it will be achieved.
June 30, 2022	JPMorgan Insurance Trust	3

JPMorgan Insurance Trust Mid Cap Value Portfolio
PORTFOLIO COMMENTARY
SIX MONTHS ENDED June 30, 2022 (Unaudited) (continued)
AVERAGE ANNUAL TOTAL RETURNS AS OF June 30, 2022

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
Class 1	September 28, 2001	(13.18)%	(7.42)%	6.27%	10.30%

*	Not annualized.
TEN YEAR PERFORMANCE  (6/30/12 TO 6/30/22)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class 1 Shares of the JPMorgan Insurance Trust Mid Cap Value Portfolio and the Russell Midcap Value Index from June 30, 2012 to June 30, 2022. The performance of the Portfolio assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Russell Midcap Value Index does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The
Russell Midcap Value Index is an unmanaged index which measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index.
Portfolio performance does not reflect any charges imposed by the Policies or Eligible Plans. If these charges were included, the returns would be lower than shown. Portfolio performance may reflect the waiver of the Portfolio’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

4	JPMorgan Insurance Trust	June 30, 2022

JPMorgan Insurance Trust Mid Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2022  (Unaudited)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 96.1%
Airlines — 0.5%
Southwest Airlines Co. *	58	2,091
Banks — 8.7%
Citizens Financial Group, Inc.	140	4,977
Fifth Third Bancorp	181	6,096
First Citizens BancShares, Inc., Class A	4	2,661
Huntington Bancshares, Inc.	558	6,714
M&T Bank Corp.	55	8,753
Regions Financial Corp.	306	5,739
Zions Bancorp NA	66	3,333
		38,273
Beverages — 1.5%
Constellation Brands, Inc., Class A	15	3,496
Keurig Dr Pepper, Inc.	86	3,029
		6,525
Building Products — 2.3%
Carlisle Cos., Inc.	25	5,946
Fortune Brands Home & Security, Inc.	72	4,308
		10,254
Capital Markets — 5.4%
Ameriprise Financial, Inc.	27	6,401
Northern Trust Corp.	49	4,788
Raymond James Financial, Inc.	57	5,070
State Street Corp.	63	3,864
T. Rowe Price Group, Inc.	33	3,750
		23,873
Chemicals — 1.4%
Celanese Corp.	17	2,078
RPM International, Inc.	54	4,235
		6,313
Communications Equipment — 1.8%
Motorola Solutions, Inc.	37	7,688
Construction Materials — 0.9%
Martin Marietta Materials, Inc.	13	4,033
Consumer Finance — 0.8%
Discover Financial Services	38	3,611
Containers & Packaging — 2.1%
Packaging Corp. of America	33	4,481
Silgan Holdings, Inc.	110	4,554
		9,035
INVESTMENTS	SHARES (000)	VALUE ($000)

Distributors — 2.0%
Genuine Parts Co.	25	3,257
LKQ Corp.	114	5,603
		8,860
Diversified Financial Services — 0.6%
Voya Financial, Inc.	45	2,694
Electric Utilities — 4.1%
Edison International	50	3,159
Entergy Corp.	57	6,406
Xcel Energy, Inc.	119	8,460
		18,025
Electrical Equipment — 3.4%
Acuity Brands, Inc.	31	4,812
AMETEK, Inc.	39	4,228
Hubbell, Inc.	32	5,741
		14,781
Electronic Equipment, Instruments & Components — 3.0%
Amphenol Corp., Class A	57	3,637
CDW Corp.	28	4,409
Jabil, Inc.	51	2,627
TD SYNNEX Corp.	28	2,570
		13,243
Entertainment — 0.8%
Take-Two Interactive Software, Inc. *	29	3,560
Equity Real Estate Investment Trusts (REITs) — 10.6%
American Homes 4 Rent, Class A	110	3,890
AvalonBay Communities, Inc.	19	3,737
Boston Properties, Inc.	36	3,227
Brixmor Property Group, Inc.	122	2,469
Essex Property Trust, Inc.	9	2,233
Federal Realty OP LP	20	1,869
Host Hotels & Resorts, Inc.	98	1,541
JBG SMITH Properties	68	1,606
Kimco Realty Corp.	149	2,948
Mid-America Apartment Communities, Inc.	13	2,218
Rayonier, Inc.	124	4,642
Regency Centers Corp.	33	1,985
Rexford Industrial Realty, Inc.	34	1,986
Sun Communities, Inc.	14	2,171
Ventas, Inc.	39	1,990

SEE NOTES TO FINANCIAL STATEMENTS.
June 30, 2022	JPMorgan Insurance Trust	5

JPMorgan Insurance Trust Mid Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Equity Real Estate Investment Trusts (REITs) — continued
Weyerhaeuser Co.	133	4,402
WP Carey, Inc.	42	3,449
		46,363
Food & Staples Retailing — 1.6%
Kroger Co. (The)	77	3,637
US Foods Holding Corp. *	102	3,143
		6,780
Food Products — 0.8%
Post Holdings, Inc. *	42	3,428
Gas Utilities — 1.0%
National Fuel Gas Co.	68	4,485
Health Care Equipment & Supplies — 1.1%
Zimmer Biomet Holdings, Inc.	44	4,602
Health Care Providers & Services — 5.3%
AmerisourceBergen Corp.	51	7,154
Henry Schein, Inc. *	76	5,834
Laboratory Corp. of America Holdings	32	7,429
Universal Health Services, Inc., Class B	26	2,651
		23,068
Hotels, Restaurants & Leisure — 0.8%
Darden Restaurants, Inc.	19	2,145
Expedia Group, Inc. *	14	1,316
		3,461
Household Durables — 1.9%
Mohawk Industries, Inc. *	28	3,487
Newell Brands, Inc.	257	4,895
		8,382
Household Products — 0.4%
Energizer Holdings, Inc.	63	1,778
Insurance — 6.6%
Alleghany Corp. *	3	2,798
Arch Capital Group Ltd. *	70	3,185
Hartford Financial Services Group, Inc. (The)	76	4,968
Lincoln National Corp.	61	2,859
Loews Corp.	124	7,317
RenaissanceRe Holdings Ltd. (Bermuda)	22	3,410
WR Berkley Corp.	65	4,430
		28,967
INVESTMENTS	SHARES (000)	VALUE ($000)

Interactive Media & Services — 0.9%
InterActiveCorp. *	54	4,135
IT Services — 1.8%
FleetCor Technologies, Inc. *	24	5,005
GoDaddy, Inc., Class A *	43	3,029
		8,034
Machinery — 5.6%
IDEX Corp.	20	3,640
ITT, Inc.	65	4,379
Lincoln Electric Holdings, Inc.	41	5,028
Middleby Corp. (The) *	33	4,108
Snap-on, Inc.	24	4,831
Timken Co. (The)	50	2,666
		24,652
Media — 2.0%
Liberty Broadband Corp., Class C *	41	4,696
Liberty Media Corp.-Liberty SiriusXM, Class C *	112	4,058
		8,754
Metals & Mining — 0.4%
Freeport-McMoRan, Inc.	52	1,522
Multiline Retail — 0.4%
Kohl's Corp.	44	1,582
Multi-Utilities — 3.9%
CMS Energy Corp.	111	7,509
Sempra Energy	12	1,845
WEC Energy Group, Inc.	78	7,784
		17,138
Oil, Gas & Consumable Fuels — 2.4%
Coterra Energy, Inc.	135	3,477
Diamondback Energy, Inc.	27	3,325
Williams Cos., Inc. (The)	122	3,808
		10,610
Personal Products — 0.3%
BellRing Brands, Inc. *	53	1,310
Pharmaceuticals — 0.9%
Jazz Pharmaceuticals plc *	25	3,913
Professional Services — 0.8%
Leidos Holdings, Inc.	36	3,650
Real Estate Management & Development — 0.8%
CBRE Group, Inc., Class A *	50	3,654

SEE NOTES TO FINANCIAL STATEMENTS.
6	JPMorgan Insurance Trust	June 30, 2022

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Software — 1.0%
NortonLifeLock, Inc.	208	4,575
Specialty Retail — 2.6%
AutoZone, Inc. *	3	7,217
Bath & Body Works, Inc.	55	1,493
Best Buy Co., Inc.	32	2,057
Gap, Inc. (The)	92	757
		11,524
Textiles, Apparel & Luxury Goods — 2.3%
Carter's, Inc.	48	3,403
Ralph Lauren Corp.	39	3,505
Tapestry, Inc.	111	3,369
		10,277
Thrifts & Mortgage Finance — 0.6%
MGIC Investment Corp.	217	2,737
Total Common Stocks (Cost $296,165)		422,240
INVESTMENTS	SHARES (000)	VALUE ($000)
Short Term Investments — 3.8%
Investment Companies — 3.8%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.31% (a) (b) (Cost $16,742)	16,742	16,742
Total Investments — 99.9% (Cost $312,907)		438,982
Other Assets Less Liabilities — 0.1%		267
NET ASSETS — 100.0%		439,249

Percentages indicated are based on net assets.

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2022.
SEE NOTES TO FINANCIAL STATEMENTS.
June 30, 2022	JPMorgan Insurance Trust	7

STATEMENT OF ASSETS AND LIABILITIES
AS OF June 30, 2022  (Unaudited)
(Amounts in thousands, except per share amounts)
JPMorgan Insurance Trust Mid Cap Value Portfolio
ASSETS:
Investments in non-affiliates, at value	$422,240
Investments in affiliates, at value	16,742
Cash	3
Receivables:
Due from custodian	240
Portfolio shares sold	163
Dividends from non-affiliates	873
Dividends from affiliates	13
Total Assets	440,274
LIABILITIES:
Payables:
Investment securities purchased	240
Portfolio shares redeemed	482
Accrued liabilities:
Investment advisory fees	243
Administration fees	28
Custodian and accounting fees	4
Trustees’ and Chief Compliance Officer’s fees	—(a)
Other	28
Total Liabilities	1,025
Net Assets	$439,249
NET ASSETS:
Paid-in-Capital	$285,036
Total distributable earnings (loss)	154,213
Total Net Assets:	$439,249
Net Assets:
Class 1	$439,249
Outstanding units of beneficial interest (shares) (unlimited number of shares authorized, no par value):
Class 1	44,565
Net Asset Value (b):
Class 1 — Offering and redemption price per share	$ 9.86
Cost of investments in non-affiliates	$296,165
Cost of investments in affiliates	16,742

(a)	Amount rounds to less than one thousand.
(b)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
SEE NOTES TO FINANCIAL STATEMENTS.
8	JPMorgan Insurance Trust	June 30, 2022

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED June 30, 2022  (Unaudited)
(Amounts in thousands)
JPMorgan Insurance Trust Mid Cap Value Portfolio
INVESTMENT INCOME:
Dividend income from non-affiliates	$ 4,770
Dividend income from affiliates	22
Income from securities lending (net) (See Note 2.B)	—(a)
Total investment income	4,792
EXPENSES:
Investment advisory fees	1,606
Administration fees	185
Custodian and accounting fees	14
Professional fees	27
Trustees’ and Chief Compliance Officer’s fees	13
Printing and mailing costs	20
Transfer agency fees	3
Other	35
Total expenses	1,903
Less fees waived	(6)
Net expenses	1,897
Net investment income (loss)	2,895
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	27,000
Change in net unrealized appreciation/depreciation on investments in non-affiliates	(97,852)
Net realized/unrealized gains (losses)	(70,852)
Change in net assets resulting from operations	$(67,957)

(a)	Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.
June 30, 2022	JPMorgan Insurance Trust	9

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED
(Amounts in thousands)
	JPMorgan Insurance Trust Mid Cap Value Portfolio
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$ 2,895	$ 4,375
Net realized gain (loss)	27,000	68,328
Change in net unrealized appreciation/depreciation	(97,852)	55,704
Change in net assets resulting from operations	(67,957)	128,407
DISTRIBUTIONS TO SHAREHOLDERS:
Class 1	(72,315)	(29,998)
Total distributions to shareholders	(72,315)	(29,998)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	50,483	(16,900)
NET ASSETS:
Change in net assets	(89,789)	81,509
Beginning of period	529,038	447,529
End of period	$439,249	$ 529,038
CAPITAL TRANSACTIONS:
Class 1
Proceeds from shares issued	$ 62,259	$ 75,936
Distributions reinvested	72,315	29,998
Cost of shares redeemed	(84,091)	(122,834)
Change in net assets resulting from Class 1 capital transactions	$ 50,483	$ (16,900)
SHARE TRANSACTIONS:
Class 1
Issued	4,891	6,014
Reinvested	6,671	2,366
Redeemed	(6,646)	(9,814)
Change in Class 1 Shares	4,916	(1,434)
SEE NOTES TO FINANCIAL STATEMENTS.
10	JPMorgan Insurance Trust	June 30, 2022

THIS PAGE IS INTENTIONALLY LEFT BLANK
11

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED
	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Insurance Trust Mid Cap Value Portfolio
Class 1
Six Months Ended June 30, 2022 (Unaudited)	$13.34	$0.07	$(1.65)	$(1.58)	$(0.12)	$(1.78)	$(1.90)
Year Ended December 31, 2021	10.89	0.11	3.11	3.22	(0.12)	(0.65)	(0.77)
Year Ended December 31, 2020	11.81	0.12	(0.28)	(0.16)	(0.15)	(0.61)	(0.76)
Year Ended December 31, 2019	10.16	0.15	2.47	2.62	(0.19)	(0.78)	(0.97)
Year Ended December 31, 2018	11.83	0.17	(1.54)	(1.37)	(0.11)	(0.19)	(0.30)
Year Ended December 31, 2017	10.98	0.11	1.34	1.45	(0.09)	(0.51)	(0.60)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Total returns do not include charges that will be imposed by variable insurance contracts or by Eligible Plans. If these charges were reflected, returns would be lower than those shown.
(f)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(g)	Certain non-recurring expenses incurred by the Portfolio were not annualized for the period indicated.
SEE NOTES TO FINANCIAL STATEMENTS.
12	JPMorgan Insurance Trust	June 30, 2022

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(c)(d)(e)	Net assets, end of period (000's)	Net expenses(f)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$ 9.86	(13.18)%	$439,249	0.76(g)%	1.18(g)%	0.76(g)%	16%
13.34	29.88	529,038	0.76	0.86	0.76	22
10.89	0.37	447,529	0.76	1.20	0.77	20
11.81	26.76	494,297	0.76	1.31	0.77	10
10.16	(11.84)	445,963	0.76	1.43	0.77	13
11.83	13.76	572,520	0.77	0.95	0.78	14
SEE NOTES TO FINANCIAL STATEMENTS.
June 30, 2022	JPMorgan Insurance Trust	13

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2022  (Unaudited)
(Dollar values in thousands)
1.  Organization
JPMorgan Insurance Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and is a Massachusetts business trust.
The following is a separate portfolio of the Trust (the “Portfolio”) covered by this report:
	Classes Offered	Diversification Classification
JPMorgan Insurance Trust Mid Cap Value Portfolio	Class 1	Diversified
The investment objective of the Portfolio is to seek capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities.
Portfolio shares are offered only to separate accounts of participating insurance companies and Eligible Plans. Individuals may not purchase shares directly from the Portfolio.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as Adviser (the “Adviser”) and Administrator (the “Administrator”) to the Portfolio.
2.  Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The Portfolio is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A.  Valuation of Investments — Investments are valued in accordance with GAAP and the Portfolio's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the "Board"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
The Administrator has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Portfolio's investments. The Administrator implements the valuation policies of the Portfolio's investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Portfolio. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Portfolio is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Portfolio's investments are summarized into the three broad levels listed below.
•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•	Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•	Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):
14	JPMorgan Insurance Trust	June 30, 2022

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$438,982	$—	$—	$438,982

(a)	Please refer to the SOI for specifics of portfolio holdings.
B.  Securities Lending — The Portfolio is authorized to engage in securities lending in order to generate additional income. The Portfolio is able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Portfolio, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in the Class IM Shares of the JPMorgan U.S. Government Money Market Fund and the Agency SL Class Shares of the JPMorgan Securities Lending Money Market Fund. The Portfolio retains the interest earned on cash collateral investments but is required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Portfolio). Upon termination of a loan, the Portfolio is required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Portfolio or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statement of Operations as Income from securities lending (net). The Portfolio also receives payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statement of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statement of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statement of Assets and Liabilities and details of collateral investments are disclosed on the SOI.
The Portfolio bears the risk of loss associated with the collateral investments and is not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Portfolio may incur losses that exceed the amount it earned on lending the security. Upon termination of a loan, the Portfolio may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.
The Portfolio did not have any securities out on loan at June 30, 2022.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Portfolio from losses resulting from a borrower’s failure to return a loaned security.
JPMIM voluntarily waived investment advisory fees charged to the Portfolio to reduce the impact of the cash collateral investment in the JPMorgan U.S. Government Money Market Fund from 0.13% to 0.06%. For the six months ended June 30, 2022, JPMIM waived fees associated with the Portfolio's investment in the JPMorgan U.S. Government Money Market Fund as follows:
$—(a)

(a)	Amount rounds to less than one thousand.
June 30, 2022	JPMorgan Insurance Trust	15

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2022  (Unaudited) (continued)
(Dollar values in thousands)
The above waiver is included in the determination of earnings on cash collateral investment and in the calculation of Citibank’s compensation and is included on the Statement of Operations as Income from securities lending (net).
C.  Investment Transactions with Affiliates — The Portfolio invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Portfolio may be considered an affiliate. For the purposes of the financial statements, the Portfolio assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the six months ended June 30, 2022
Security Description	Value at December 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2022	Shares at June 30, 2022	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.31% (a) (b)	$8,010	$103,186	$94,454	$—	$—	$16,742	16,742	$22	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2022.
D.  Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Dividend income is recorded on the ex-dividend date or when the Portfolio first learns of the dividend.
To the extent such information is publicly available, the Portfolio records distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Portfolio adjusts the estimated amounts of
16	JPMorgan Insurance Trust	June 30, 2022

the components of distributions (and consequently its net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.
E.  Allocation of Expenses— Expenses directly attributable to the Portfolio are charged directly to the Portfolio, while the expenses attributable to more than one portfolio of the Trust are allocated among the applicable portfolios.
F.  Federal Income Taxes— The Portfolio is treated as a separate taxable entity for Federal income tax purposes. The Portfolio’s policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. The Portfolio is also a segregated portfolio of assets for insurance purposes and intends to comply with the diversification requirements of Subchapter L of the Code. Management has reviewed the Portfolio’s tax positions for all open tax years and has determined that as of June 30, 2022, no liability for Federal income tax is required in the Portfolio’s financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Portfolio’s Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
G.  Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid at least annually. Net realized capital gains, if any, are distributed  at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
3.  Fees and Other Transactions with Affiliates
A.  Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of the Portfolio and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate of 0.65% of the Portfolio's average daily net assets.
The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.E.
B.  Administration Fee — Pursuant to an Administration Agreement, the Administrator provides certain administration services to the Portfolio. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of the Portfolio's average daily net assets, plus 0.050% of the Portfolio's average daily net assets between $10 billion and $20 billion, plus 0.025% of the Portfolio's average daily net assets between $20 billion and $25 billion, plus 0.010% of the Portfolio's average daily net assets in excess of $25 billion. For the six months ended June 30, 2022, the effective annualized rate was 0.075% of the Portfolio's average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in Note 3.E.
JPMorgan Chase Bank, N.A. ("JPMCB"), a wholly-owned subsidiary of JPMorgan, serves as the Portfolio's sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.
C.  Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as the Portfolio's principal underwriter and promotes and arranges for the sale of the Portfolio's shares.
D.  Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Portfolio. For performing these services, the Portfolio pays JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Portfolio for custody and accounting services are included in Custodian and accounting fees on the Statement of Operations.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statement of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statement of Operations.
E.  Waivers and Reimbursements — The Adviser and/or Administrator have contractually agreed to waive fees and/or reimburse the Portfolio to the extent that total annual operating expenses of the Portfolio (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 0.90% of the Portfolio's average daily net assets.
The expense limitation agreement was in effect for the six months ended June 30, 2022 and are in place until at least April 30, 2023.
For the six months ended June 30, 2022, the Portfolio service providers did not waive fees and/or reimburse expenses for the Portfolio.
Additionally, the Portfolio may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The Adviser, Administrator and/or JPMDS, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net
June 30, 2022	JPMorgan Insurance Trust	17

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2022  (Unaudited) (continued)
(Dollar values in thousands)
fees each collects from the affiliated money market fund on the Portfolio's investment in such affiliated money market fund, except for investments of securities lending cash collateral. None of these parties expect the Portfolio to repay any such waived fees and/or reimbursed expenses in future years.
The amount of these waivers resulting from investments in these money market funds for the six months ended June 30, 2022 was $5.
Effective January 1, 2022, JPMIM voluntarily agreed to reimburse the Portfolio for the Trustee Fees paid to one of the interested Trustees. For the period January 1, 2022 through June 30, 2022 the amount of this waiver was $1.
F.  Other  — Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS.  Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Portfolio for serving in their respective roles.
The Board designated and appointed a Chief Compliance Officer to the Portfolio pursuant to Rule 38a-1 under the 1940 Act. The Portfolio, along with affiliated portfolios, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statement of Operations.
The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
The Securities and Exchange Commission ("SEC") has granted an exemptive order permitting the Portfolio to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
4.  Investment Transactions
During the six months ended June 30, 2022, purchases and sales of investments (excluding short-term investments) were as follows:
Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
$76,960	$104,442
5.  Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at June 30, 2022 were as follows:
Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$312,907	$141,858	$15,783	$126,075
As of December 31, 2021, the Portfolio did not have any net capital loss carryforwards.
6.  Borrowings
The Portfolio relies upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Portfolio to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Portfolio's borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to the Trust and may be relied upon by the Portfolio because the Portfolio and the series of the Trust are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Portfolio had no borrowings outstanding from another fund, or loans outstanding to another fund, during the six months ended June 30, 2022.
The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Portfolio. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Portfolio's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 31, 2022.
The Portfolio had no borrowings outstanding from the unsecured, uncommitted credit facility during the six months ended June 30, 2022.
18	JPMorgan Insurance Trust	June 30, 2022

The Trust, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), has entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing portfolio must have a minimum of $25 million in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a portfolio does not comply with the aforementioned requirements, the portfolio must remediate within three business days with respect to the $25 million minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.
Interest associated with any borrowing under the Credit Facility is charged to the borrowing portfolio at a rate of interest equal to 1.00% (the “Applicable Margin”), plus the greater of the federal funds effective rate or one month London Interbank Offered Rate ("LIBOR"). The annual commitment fee to maintain the Credit Facility is 0.15% and is incurred on the unused portion of the Credit Facility and is allocated to all participating portfolios pro rata based on their respective net assets. Effective August 9, 2022, the Credit Facility has been amended and restated for a term of 364 days, unless extended, and to include a change in the interest associated with any borrowing to the higher, on the day of the borrowing, of (a) the federal funds effective rate, or (b) the one-month Adjusted SOFR Rate plus Applicable Margin.
The Portfolio did not utilize the Credit Facility during the six months ended June 30, 2022.
7.  Risks, Concentrations and Indemnifications
In the normal course of business, the Portfolio enters into contracts that contain a variety of representations which provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against the Portfolio. However, based on experience, the Portfolio expects the risk of loss to be remote.
As of June 30, 2022, the Portfolio had two individual shareholder and/or non-affiliated omnibus accounts, which owned 78.2% of the Portfolio's outstanding shares.
Significant shareholder transactions by these shareholders may impact the Portfolio's performance and liquidity.
The Portfolio's investments in real estate securities, including REITs, are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying real estate interests. These risks include default, prepayments, changes in value resulting from changes in interest rates and demand for real and rental property and the management skill and creditworthiness of each REIT. The Portfolio will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which it invests, in addition to the expenses of the Funds. REITs may have limited financial resources, may trade less frequently and in limited volume may be more volatile than other securities.
LIBOR is intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. On March 5, 2021, the U.K. Financial Conduct Authority ("FCA") publicly announced that (i) immediately after December 31, 2021, publication of the 1-week and 2-month U.S. Dollar LIBOR settings will permanently cease; (ii) immediately after June 30, 2023, publication of the overnight and 12-month U.S. Dollar LIBOR settings will permanently cease; and (iii) immediately after June 30, 2023, the 1-month, 3-month and 6-month U.S. Dollar LIBOR settings will cease to be provided or, subject to the FCA's consideration of the case, be provided on a synthetic basis and no longer be representative of the underlying market and economic reality they are intended to measure and that representativeness will not be restored. There is no assurance that the dates announced by the FCA will not change or that the administrator of LIBOR and/or regulators will not take further action that could impact the availability, composition or characteristics of LIBOR or the currencies and/or tenors for which LIBOR is published. In addition, certain regulated entities ceased entering into most new LIBOR contracts in connection with regulatory guidance or prohibitions. Public and private sector industry initiatives are currently underway to implement new or alternative reference rates to be used in place of LIBOR. There is no assurance that any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR prior to its discontinuance, unavailability or replacement, all of which may affect the value, volatility, liquidity or return on certain of the Portfolio's loans, notes, derivatives and other instruments or investments comprising some or all of the Portfolio's investments and result in costs incurred in connection with changing reference rates used for positions closing out positions and entering into new trades. Certain of the Portfolio's investments may transition from LIBOR prior to the dates announced by the FCA. The transition from LIBOR to alternative reference rates may result in operational issues for the Portfolio or its investments. No assurances can be given as to the impact of the LIBOR transition (and the timing of any such impact) on the Portfolio and its investments.
The Portfolio is subject to infectious disease epidemics/pandemics risk. The worldwide outbreak of COVID-19 has negatively affected economies, markets and individual companies throughout the world. The effects of this COVID-19 pandemic to public health, and business and market conditions, including among other things, reduced consumer demand and economic output, supply chain disruptions and increased government spending may continue to have a significant negative impact on the performance of the Portfolio's investments, increase the Portfolio's volatility, exacerbate other pre-existing political, social and economic risks to the Portfolio and negatively impact broad segments of businesses and populations. In addition, governments, their regulatory agencies, or self-regulatory organizations have taken or may take actions in response to the pandemic that affect the instruments in which the Portfolio invests, or the issuers of such instruments, in ways that could also have a significant negative impact on
June 30, 2022	JPMorgan Insurance Trust	19

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2022  (Unaudited) (continued)
(Dollar values in thousands)
the Portfolio's investment performance. The duration and extent of COVID-19 and associated economic and market conditions and uncertainty over the long-term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which the associated conditions impact the Portfolio will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to frequent changes.
20	JPMorgan Insurance Trust	June 30, 2022

SCHEDULE OF SHAREHOLDER EXPENSES
(Unaudited)
Hypothetical $1,000 Investment
As a shareholder of the Portfolio, you incur ongoing costs, including investment advisory fees, administration fees and other Portfolio expenses. Because the Portfolio is a funding vehicle for Policies and Eligible Plans, you may also incur sales charges and other fees relating to the Policies or Eligible Plans. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio, but not the costs of the Policies or Eligible Plans, and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Portfolio at the beginning of the reporting period, January 1, 2022, and continued to hold your shares at the end of the reporting period, June 30, 2022.
Actual Expenses
In the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line  in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), or redemption fees or the costs associated with the Policies and Eligible Plans through which the Portfolio is held. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.
	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Insurance Trust Mid Cap Value Portfolio
Class 1
Actual	$1,000.00	$ 868.20	$3.52	0.76%
Hypothetical	1,000.00	1,021.03	3.81	0.76

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
June 30, 2022	JPMorgan Insurance Trust	21

LIQUIDITY RISK MANAGEMENT PROGRAM
(Unaudited)
The JPMorgan Insurance Trust Mid Cap Value Portfolio (the “Portfolio”) has adopted the J.P. Morgan Funds and J.P. Morgan Exchange-Traded Funds Amended and Restated Liquidity Risk Management Program (the “Program”) under Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”). The Program seeks to assess, manage and review the Portfolio’s Liquidity Risk. “Liquidity Risk” is defined as the risk that a portfolio could not meet requests to redeem shares issued by the portfolio without significant dilution of remaining investors’ interests in the portfolio. Among other things, the Liquidity Rule requires that a written report be provided to the Board of Trustees (the “Board”) on an annual basis that addresses the operation of the Program and assesses the adequacy and effectiveness of its implementation, including the operation of any Highly Liquid Investment Minimum (“HLIM”), where applicable, and any material changes to the Program.
The Board has appointed J.P. Morgan Asset Management’s Liquidity Risk Forum to be the program administrator for the Program (the “Program Administrator”). In addition to regular reporting at each of its quarterly meetings, on February 8, 2022, the Board reviewed the Program Administrator’s annual written report (the “Report”) concerning the operation of the Program for the period from January 1, 2021 through December 31, 2021 (the “Program Reporting Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including, where applicable, the operation of a portfolio’s HLIM. During the Program Reporting Period, the Program was amended, pursuant to an exemptive order from the Securities and Exchange Commission, to permit the Portfolio to use liquidity definitions and classification methodologies that differ from the requirements under the Liquidity Rule in some respects. The
Report discussed the implementation of these changes. No other material changes were made to the Program during the Program Reporting Period.
The Report summarized the operation of the Program and the information and factors considered by the Program Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Portfolio. Such information and factors included, among other things: (1) the liquidity risk framework used to assess, manage, and periodically review each portfolio’s Liquidity Risk and the results of this assessment; (2) the methodology and inputs for classifying the investments of a portfolio into one of the required liquidity categories that reflect an estimate of the liquidity of those investments under current market conditions; (3) whether a portfolio invested primarily in “Highly Liquid Investments” (as defined or modified under the Program), as well as whether an HLIM should be established for a portfolio (and, for portfolios that have adopted an HLIM, whether the HLIM continues to be appropriate or whether a portfolio has invested below its HLIM) and the procedures for monitoring for any HLIM; (4) whether a portfolio invested more than 15% of its assets in “Illiquid Investments” (as defined or modified under the Program) and the procedures for monitoring for this limit; ; and (5) specific liquidity events arising during the Program Reporting Period. The Report further summarized the conditions of the exemptive order.
Based on this review, the Report concluded that: (1) the Program continues to be reasonably designed to effectively assess and manage the Portfolio’s Liquidity Risk; and (2) the Program has been adequately and effectively implemented with respect to the Portfolio during the Program Reporting Period.
22	JPMorgan Insurance Trust	June 30, 2022

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J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of  JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.
Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a portfolio prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.
The Portfolio files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its report on Form N-PORT. The Portfolio’s Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. The Portfolio's quarterly holdings can be found by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.
A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s holdings is available in the prospectuses and Statement of Additional Information.
A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Portfolio’s website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Portfolio to the Adviser. A copy of the Portfolio’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Portfolio’s website at www.jpmorganfunds.com no later than August 31 of each year. The Portfolio’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2022. All rights reserved. June 2022.	SAN-JPMITMCVP-622

Semi-Annual Report
JPMorgan Insurance Trust
June 30, 2022  (Unaudited)
JPMorgan Insurance Trust Small Cap Core Portfolio

Investments in the Portfolio are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Portfolio’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of the Portfolio or the securities markets.
This Portfolio is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies (collectively “Policies”) offered by the separate accounts of various insurance companies. Portfolio shares may also be offered to qualified pension and retirement plans and accounts permitting accumulation of assets on a tax-deferred basis (“Eligible Plans”). Individuals may not purchase shares directly from the Portfolio.
Prospective investors should refer to the Portfolio’s prospectuses for a discussion of the Portfolio’s investment objective, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about the Portfolio, including management fees and other expenses. Please read it carefully before investing.

Letter to Shareholders
August 8, 2022 (Unaudited)
Dear Shareholder,
This year has brought a large measure of relief, hope and reflection on the pandemic and its impact on our families, our jobs and our world. It has also witnessed a remarkable rally in global equity markets, driven initially by investor expectations for an accelerated economic expansion and extended by surging corporate earnings and consumer spending.

“It remains essential, in our view, that investors consider the potential benefits of portfolio diversification that adapts to near-term market conditions while cultivating long-term opportunities.”
— Andrea L. Lisher

The global economic rebound that marked 2021 has been sapped of much of its strength in 2022 by accelerating inflation and rising interest rates, the conflict in Ukraine and the ongoing global impacts of the pandemic. The uncertain economic picture has proven to be particularly challenging for investors.
U.S. equity prices, which had largely led a decade-long rally in global equity, fell sharply in 2022 and turned in their worst first-half performance since 1970. In general, only select U.S. Treasury bonds and U.S. core fixed income saw increased investor demand amid the sell-off in equities.
In response to rising consumer and producer prices and tight labor markets, the U.S. Federal Reserve (the “Fed”) adopted an increasingly aggressive policy stance in 2022, raising its benchmark interest rate by 25 basis points in March, then by 50 basis points in May and by 75 basis points each in June and July. Meanwhile, U.S. gross domestic product fell by 1.6% in the first quarter of 2022 and by an estimated 0.9% in the second quarter.
However, corporate earnings and revenues have largely outpaced certain investor expectations in 2022 amid sustained strength in consumer demand and management efforts to hold down expenses and pass along higher input costs. Further economic resilience was seen in labor markets, where the jobless rate remained at 3.6% from February through June.
In 2022, investors are now facing economic and market circumstances unseen in decades. In the U.S., the highest inflation rate in 40 years and the Fed’s policy response have rattled both equity and fixed income markets. Concurrently, the conflict in Ukraine has constrained both energy supplies to Europe and grain shipments to a range of nations already under economic strain. The Fed and other leading central banks have acknowledged the risks of runaway inflation and have generally pledged to employ a flexible approach to counter those risks without squelching economic growth.
It remains essential, in our view, that investors consider the potential benefits of portfolio diversification that adapts to near-term market conditions, while cultivating long-term opportunities. J.P. Morgan Asset Management will seek to deliver superior client outcomes across a broad range of innovative solutions and risk management processes built on the same fundamental practices and principles that have driven our success for more than a century.
On behalf of J.P. Morgan Asset Management, thank you for entrusting us to manage your investment. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.
Sincerely yours,
Andrea L. Lisher
Head of Americas, Client
J.P. Morgan Asset Management

June 30, 2022	JPMorgan Insurance Trust	1

JPMorgan Insurance Trust Small Cap Core Portfolio
PORTFOLIO COMMENTARY
SIX MONTHS ENDED June 30, 2022 (Unaudited)
REPORTING PERIOD RETURN:
Portfolio (Class 1 Shares) *	(23.03)%
Russell 2000 Index	(23.42)%
Net Assets as of 6/30/2022 (In Thousands)	$164,560
INVESTMENT OBJECTIVE**
The JPMorgan Insurance Trust Small Cap Core Portfolio (the “Portfolio”) seeks capital growth over the long term.
HOW DID THE MARKET PERFORM?
Equity markets turned in their worst first-half performance since 1970, amid accelerating inflation, pandemic lockdowns across China and the Russian invasion of Ukraine. By the end of June 2022, the S&P 500 had slumped into bear market territory – generally defined as a 20% or more decline since the last closing high.
While bond markets largely underperformed equity markets throughout most of the twelve month period, investor demand for U.S. Treasury bonds bolstered the Bloomberg U.S. Aggregate Index in the second half of the period.
The S&P 500 reached a new closing high on January 3, 2022, bolstered by record high corporate earnings, sales, cash flows, share repurchases and dividends. However, investor sentiment began to sour as accelerating inflation started to erode consumer confidence and raise expectations for an increase in benchmark interest rates by the U.S. Federal Reserve.
Russia’s invasion of Ukraine at the end of February 2022 initiated a sell-off in global financial markets that was further fueled by the highest U.S. inflation rate in more than 40 years. Equity prices recovered somewhat in March 2022 amid better-than-expected corporate earnings. However, the general trend in global financial markets was downward.
Within U.S. equity markets, prices for small cap stocks generally fell more than prices for mid cap and large cap stocks, growth stocks largely underperformed value stocks. For the six months ended June 30, 2022, the S&P 500 Index returned -19.96% and the Bloomberg U.S. Aggregate Index returned -10.35%.
WHAT WERE THE MAIN DRIVERS OF THE PORTFOLIO’S PERFORMANCE?
The Portfolio’s Class 1 Shares outperformed the Russell 2000 Index (the “Benchmark”) for the six months ended June 30, 2022.
The Portfolio’s security selection in the information technology and consumer discretionary sectors was a leading contributor to performance relative to the Benchmark, while the Portfolio’s security selection in the financials and consumer staples sectors was a leading detractor from relative performance.
Leading individual contributors to relative performance included the Portfolio’s overweight positions in Super Micro Computer Inc. and ABM Industries Inc., and its out-of-Benchmark position in First Horizon Corp. Shares of Super Micro Computer, a maker of computer servers and related equipment, rose after the company reported consecutive quarters of better-than-expected earnings and revenue. Shares of ABM Industries, a provider of facilities services for commercial real estate, rose after the company reported consecutive quarters of better-than-expected earnings and revenue. Shares of First Horizon Corp., a banking and financial services company, rose after the company agreed to be acquired by Toronto-Dominion Bank for an estimated $13.4 billion.
Leading individual detractors from relative performance included the Portfolio’s out-of-Benchmark position in Builders FirstSource Inc. and its overweight positions in Fluence Energy Inc. and Fate Therapeutics Inc. Shares of Builders FirstSource, a construction materials manufacturer, fell amid investor concerns that rising interest rates and slower economic growth may hurt the homebuilding sector. Shares of Fluence Energy, a maker of energy storage systems and services, fell after the company reported lower-than-expected earnings and revenue for the second quarter of 2022. Shares of Fate Therapeutics, a developer of immuno-therapies, fell after the company reported a wider-than-expected loss for the fourth quarter of 2022.
HOW WAS THE PORTFOLIO POSITIONED?
In accordance with the Portfolio’s investment process, the portfolio managers take limited sector bets and construct the Portfolio so that stock selection is typically the primary driver of its relative performance versus the Benchmark. The portfolio managers employ a bottom-up approach to stock selection, using quantitative screening and the adviser’s proprietary analysis to construct a portfolio of companies that the portfolio managers believe are attractively valued and possess strong

2	JPMorgan Insurance Trust	June 30, 2022

momentum. During the reporting period, the Portfolio was managed and positioned in accordance with this investment process.
TOP TEN HOLDINGS OF THE PORTFOLIO AS OF June 30, 2022		PERCENT OF TOTAL INVESTMENTS
1.	Silicon Laboratories, Inc.	1.3%
2.	Verint Systems, Inc.	1.0
3.	ABM Industries, Inc.	0.9
4.	Popular, Inc. (Puerto Rico)	0.8
5.	Rush Enterprises, Inc., Class A	0.8
6.	TTM Technologies, Inc.	0.8
7.	CSG Systems International, Inc.	0.8
8.	Option Care Health, Inc.	0.7
9.	iRhythm Technologies, Inc.	0.7
10.	Watts Water Technologies, Inc., Class A	0.7

PORTFOLIO COMPOSTION BY SECTOR AS OF June 30, 2022	PERCENT OF TOTAL INVESTMENTS
Health Care	16.9%
Industrials	16.3
Financials	15.3
Information Technology	13.2
Consumer Discretionary	7.2
Real Estate	6.7
Energy	4.8
Consumer Staples	3.7
Materials	3.2
Utilities	2.9
Communication Services	2.8
Short-Term Investments	7.0

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Portfolio’s objective. There can be no guarantee it will be achieved.
June 30, 2022	JPMorgan Insurance Trust	3

JPMorgan Insurance Trust Small Cap Core Portfolio
PORTFOLIO COMMENTARY
SIX MONTHS ENDED June 30, 2022 (Unaudited) (continued)
AVERAGE ANNUAL TOTAL RETURNS AS OF June 30, 2022

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
Class 1 SHARES	January 3, 1995	(23.03)%	(21.96)%	5.08%	10.17%
Class 2 SHARES	April 24, 2009	(23.14)	(22.17)	4.78	9.87

*	Not annualized.
TEN YEAR PERFORMANCE  (6/30/12 TO 6/30/22)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class 1 Shares of the JPMorgan Insurance Trust Small Cap Core Portfolio and the Russell 2000 Index from June 30, 2012 to June 30, 2022. The performance of the Portfolio assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Russell 2000 Index does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable.
The Russell 2000 Index is an unmanaged index which measures the performance of the 2000 smallest stocks (on the basis of capitalization) in the Russell 3000 Index. Investors cannot invest directly in an index.
Portfolio performance does not reflect any charges imposed by the Policies or Eligible Plans. If these charges were included, the returns would be lower than shown. Portfolio performance may reflect the waiver of the Portfolio’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

4	JPMorgan Insurance Trust	June 30, 2022

JPMorgan Insurance Trust Small Cap Core Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2022  (Unaudited)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 96.9%
Aerospace & Defense — 0.5%
Maxar Technologies, Inc.	9	235
Moog, Inc., Class A	2	127
Vectrus, Inc. *	14	478
		840
Air Freight & Logistics — 0.8%
Forward Air Corp.	2	193
Hub Group, Inc., Class A *	12	865
Radiant Logistics, Inc. *	30	217
		1,275
Airlines — 0.1%
Alaska Air Group, Inc. *	5	204
Auto Components — 0.5%
American Axle & Manufacturing Holdings, Inc. *	35	263
Goodyear Tire & Rubber Co. (The) *	27	286
Patrick Industries, Inc.	4	233
		782
Banks — 9.7%
Amalgamated Financial Corp.	7	135
Ameris Bancorp	4	170
Associated Banc-Corp.	6	113
Atlantic Union Bankshares Corp.	3	102
Banc of California, Inc.	14	245
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	18	558
Bar Harbor Bankshares	2	62
Business First Bancshares, Inc.	6	139
Byline Bancorp, Inc.	3	64
Cadence Bank	14	322
Capital Bancorp, Inc.	2	33
Capital City Bank Group, Inc.	7	193
Capstar Financial Holdings, Inc.	10	202
Cathay General Bancorp	5	204
Central Pacific Financial Corp.	2	43
Coastal Financial Corp. *	1	34
Community Bank System, Inc.	3	158
Community Trust Bancorp, Inc.	1	31
ConnectOne Bancorp, Inc.	30	726
Customers Bancorp, Inc. *	9	315
CVB Financial Corp.	33	811
Dime Community Bancshares, Inc.	2	62
Enterprise Financial Services Corp.	2	94
FB Financial Corp.	2	82
Financial Institutions, Inc.	7	174
INVESTMENTS	SHARES (000)	VALUE ($000)

Banks — continued
First BanCorp (Puerto Rico)	51	665
First Bank	2	28
First Citizens BancShares, Inc., Class A	—	48
First Commonwealth Financial Corp.	12	160
First Financial Corp.	3	138
First Foundation, Inc.	7	145
First Horizon Corp.	28	611
First Internet Bancorp	2	77
First Merchants Corp.	2	78
FNB Corp.	28	308
Great Southern Bancorp, Inc.	2	129
Hancock Whitney Corp.	10	461
Hanmi Financial Corp.	8	189
HBT Financial, Inc.	7	123
Heartland Financial USA, Inc.	3	112
Heritage Commerce Corp.	8	88
Home BancShares, Inc.	12	243
HomeStreet, Inc.	4	125
Lakeland Bancorp, Inc.	5	70
Meta Financial Group, Inc.	4	143
Mid Penn Bancorp, Inc.	1	38
MidWestOne Financial Group, Inc.	1	39
MVB Financial Corp.	1	16
National Bank Holdings Corp., Class A	2	73
OceanFirst Financial Corp.	32	606
OFG Bancorp (Puerto Rico)	13	335
Old National Bancorp	23	334
Old Second Bancorp, Inc.	9	126
Origin Bancorp, Inc.	4	148
PacWest Bancorp	10	254
Peapack-Gladstone Financial Corp.	4	113
Peoples Bancorp, Inc.	2	59
Popular, Inc. (Puerto Rico)	19	1,454
QCR Holdings, Inc.	4	216
Republic Bancorp, Inc., Class A	1	44
Sierra Bancorp	1	29
Signature Bank	1	255
SmartFinancial, Inc.	8	193
South Plains Financial, Inc.	1	19
Southside Bancshares, Inc.	2	82
SouthState Corp.	3	247
Synovus Financial Corp.	4	144
TriCo Bancshares	6	283
United Community Banks, Inc.	7	199

SEE NOTES TO FINANCIAL STATEMENTS.
June 30, 2022	JPMorgan Insurance Trust	5

JPMorgan Insurance Trust Small Cap Core Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Banks — continued
Valley National Bancorp	21	220
Veritex Holdings, Inc.	9	252
Washington Federal, Inc.	5	144
Webster Financial Corp.	6	244
Western Alliance Bancorp	2	155
Wintrust Financial Corp.	4	321
Zions Bancorp NA	6	326
		15,981
Beverages — 0.2%
Coca-Cola Consolidated, Inc.	—	254
Biotechnology — 8.0%
2seventy bio, Inc. *	31	416
Adagio Therapeutics, Inc. * (a)	41	135
Alector, Inc. *	10	105
Allogene Therapeutics, Inc. * (a)	10	113
Amicus Therapeutics, Inc. *	96	1,030
AnaptysBio, Inc. *	27	550
Arrowhead Pharmaceuticals, Inc. *	11	387
Atara Biotherapeutics, Inc. *	2	16
Beam Therapeutics, Inc. *	7	271
Biohaven Pharmaceutical Holding Co. Ltd. *	2	291
Bluebird Bio, Inc. * (a)	1	4
Blueprint Medicines Corp. *	5	227
Bridgebio Pharma, Inc. * (a)	5	48
CareDx, Inc. *	3	62
Catalyst Pharmaceuticals, Inc. *	44	307
Chinook Therapeutics, Inc. *	13	234
Coherus Biosciences, Inc. *	14	98
CTI BioPharma Corp. *	30	177
Decibel Therapeutics, Inc. * (a)	18	77
Enanta Pharmaceuticals, Inc. *	10	482
Fate Therapeutics, Inc. *	26	647
Intellia Therapeutics, Inc. *	9	455
Jounce Therapeutics, Inc. *	8	25
Kronos Bio, Inc. *	14	52
Kura Oncology, Inc. *	37	672
Kymera Therapeutics, Inc. *	14	270
MeiraGTx Holdings plc *	7	53
Myriad Genetics, Inc. *	22	394
Natera, Inc. *	5	174
PMV Pharmaceuticals, Inc. * (a)	28	396
Prothena Corp. plc (Ireland) *	3	71
PTC Therapeutics, Inc. *	8	312
INVESTMENTS	SHARES (000)	VALUE ($000)

Biotechnology — continued
Radius Health, Inc. *	1	13
Relay Therapeutics, Inc. *	33	560
REVOLUTION Medicines, Inc. * (a)	24	468
Sage Therapeutics, Inc. *	5	145
Sarepta Therapeutics, Inc. *	4	337
SpringWorks Therapeutics, Inc. *	7	175
Sutro Biopharma, Inc. *	2	12
Syndax Pharmaceuticals, Inc. *	28	531
Travere Therapeutics, Inc. * (a)	30	737
Turning Point Therapeutics, Inc. *	6	451
Vericel Corp. *	7	169
Xencor, Inc. *	37	1,018
Y-mAbs Therapeutics, Inc. * (a)	1	14
		13,181
Building Products — 0.9%
Apogee Enterprises, Inc.	4	157
Builders FirstSource, Inc. *	7	342
Cornerstone Building Brands, Inc. *	4	103
Resideo Technologies, Inc. *	5	99
UFP Industries, Inc.	12	838
		1,539
Capital Markets — 1.5%
AssetMark Financial Holdings, Inc. *	2	32
Blucora, Inc. *	17	314
Cowen, Inc., Class A	6	152
Donnelley Financial Solutions, Inc. *	22	636
Focus Financial Partners, Inc., Class A *	12	402
GCM Grosvenor, Inc., Class A (a)	10	69
PJT Partners, Inc., Class A	5	380
Stifel Financial Corp.	6	322
Virtus Investment Partners, Inc.	—	98
		2,405
Chemicals — 1.7%
AdvanSix, Inc.	10	328
Avient Corp.	10	417
Cabot Corp.	9	580
Ecovyst, Inc.	6	59
HB Fuller Co.	1	66
Ingevity Corp. *	6	398
Minerals Technologies, Inc.	2	147
Schweitzer-Mauduit International, Inc.	20	492

SEE NOTES TO FINANCIAL STATEMENTS.
6	JPMorgan Insurance Trust	June 30, 2022

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Chemicals — continued
Sensient Technologies Corp.	2	129
Tronox Holdings plc, Class A	14	232
		2,848
Commercial Services & Supplies — 1.8%
ABM Industries, Inc.	34	1,472
ACCO Brands Corp.	26	168
Brink's Co. (The)	4	218
GEO Group, Inc. (The), REIT * (a)	36	242
HNI Corp.	6	201
MillerKnoll, Inc.	11	302
SP Plus Corp. *	10	295
		2,898
Construction & Engineering — 2.2%
Argan, Inc.	21	780
Comfort Systems USA, Inc.	9	790
EMCOR Group, Inc.	8	831
Great Lakes Dredge & Dock Corp. *	13	177
MasTec, Inc. *	9	616
Primoris Services Corp.	14	300
Sterling Infrastructure, Inc. *	8	167
		3,661
Consumer Finance — 0.5%
Encore Capital Group, Inc. *	12	682
Navient Corp.	6	81
Nelnet, Inc., Class A	1	119
		882
Diversified Consumer Services — 0.6%
Chegg, Inc. *	48	909
WW International, Inc. *	6	38
		947
Diversified Telecommunication Services — 0.9%
Bandwidth, Inc., Class A *	20	382
EchoStar Corp., Class A *	9	164
IDT Corp., Class B *	17	438
Liberty Latin America Ltd., Class A (Chile) *	20	160
Liberty Latin America Ltd., Class C (Chile) *	19	144
Ooma, Inc. *	12	136
		1,424
Electric Utilities — 0.8%
IDACORP, Inc.	3	360
INVESTMENTS	SHARES (000)	VALUE ($000)

Electric Utilities — continued
Portland General Electric Co.	14	690
Via Renewables, Inc.	30	227
		1,277
Electrical Equipment — 1.5%
Atkore, Inc. *	11	934
AZZ, Inc.	7	298
Bloom Energy Corp., Class A * (a)	14	227
Encore Wire Corp.	11	1,081
		2,540
Electronic Equipment, Instruments & Components — 2.7%
Benchmark Electronics, Inc.	29	668
Fabrinet (Thailand) *	7	535
OSI Systems, Inc. *	6	487
Sanmina Corp. *	23	953
ScanSource, Inc. *	6	193
TTM Technologies, Inc. *	105	1,310
Vishay Precision Group, Inc. *	8	233
		4,379
Energy Equipment & Services — 1.2%
ChampionX Corp.	25	500
National Energy Services Reunited Corp. *	8	56
NexTier Oilfield Solutions, Inc. *	56	533
Patterson-UTI Energy, Inc.	20	314
Select Energy Services, Inc., Class A *	44	299
Solaris Oilfield Infrastructure, Inc., Class A	19	204
		1,906
Entertainment — 0.8%
Cinemark Holdings, Inc. *	18	269
IMAX Corp. *	43	723
Lions Gate Entertainment Corp., Class A *	39	368
		1,360
Equity Real Estate Investment Trusts (REITs) — 6.2%
Agree Realty Corp.	12	837
Alexander & Baldwin, Inc.	13	242
American Assets Trust, Inc.	2	62
Apple Hospitality REIT, Inc.	33	478
Armada Hoffler Properties, Inc.	12	148
Brandywine Realty Trust	13	127
Broadstone Net Lease, Inc.	8	156
Centerspace	1	82
Chatham Lodging Trust *	2	23
SEE NOTES TO FINANCIAL STATEMENTS.
June 30, 2022	JPMorgan Insurance Trust	7

JPMorgan Insurance Trust Small Cap Core Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Equity Real Estate Investment Trusts (REITs) — continued
City Office REIT, Inc.	9	114
Community Healthcare Trust, Inc.	2	62
Corporate Office Properties Trust	9	225
Cousins Properties, Inc.	5	142
DiamondRock Hospitality Co. *	13	106
Equity Commonwealth *	11	308
Essential Properties Realty Trust, Inc.	6	138
First Industrial Realty Trust, Inc.	7	328
Four Corners Property Trust, Inc.	3	74
Getty Realty Corp.	6	162
Gladstone Commercial Corp.	6	117
Global Medical REIT, Inc.	4	47
Healthcare Realty Trust, Inc.	26	696
Highwoods Properties, Inc.	1	41
Independence Realty Trust, Inc.	12	249
Kite Realty Group Trust	56	968
National Storage Affiliates Trust	13	630
Paramount Group, Inc.	32	232
Phillips Edison & Co., Inc. (a)	7	244
Physicians Realty Trust	16	284
Piedmont Office Realty Trust, Inc., Class A	14	186
Plymouth Industrial REIT, Inc.	6	109
PotlatchDeltic Corp.	10	435
Retail Opportunity Investments Corp.	19	297
RLJ Lodging Trust	4	47
Ryman Hospitality Properties, Inc. *	3	258
SITE Centers Corp.	37	493
STAG Industrial, Inc.	5	145
Summit Hotel Properties, Inc. *	4	31
Sunstone Hotel Investors, Inc. *	7	68
Terreno Realty Corp.	5	287
UMH Properties, Inc.	3	55
Xenia Hotels & Resorts, Inc. *	32	471
		10,204
Food & Staples Retailing — 1.5%
Andersons, Inc. (The)	9	290
BJ's Wholesale Club Holdings, Inc. *	15	935
SpartanNash Co.	26	793
Sprouts Farmers Market, Inc. *	17	418
		2,436
INVESTMENTS	SHARES (000)	VALUE ($000)

Food Products — 0.5%
Darling Ingredients, Inc. *	11	646
Seneca Foods Corp., Class A *	2	117
		763
Gas Utilities — 1.1%
Brookfield Infrastructure Corp., Class A (Canada)	9	387
Chesapeake Utilities Corp.	3	389
ONE Gas, Inc.	4	308
Southwest Gas Holdings, Inc.	6	470
Spire, Inc.	4	321
		1,875
Health Care Equipment & Supplies — 3.7%
Alphatec Holdings, Inc. *	14	91
Cutera, Inc. *	19	694
Heska Corp. * (a)	3	246
Inogen, Inc. *	2	39
iRhythm Technologies, Inc. *	11	1,210
Lantheus Holdings, Inc. *	5	310
Merit Medical Systems, Inc. *	4	228
Natus Medical, Inc. *	8	265
NuVasive, Inc. *	23	1,155
Omnicell, Inc. *	8	876
Orthofix Medical, Inc. *	17	398
Outset Medical, Inc. *	3	49
QuidelOrtho Corp. *	4	421
SI-BONE, Inc. *	13	174
		6,156
Health Care Providers & Services — 3.0%
AdaptHealth Corp. *	38	689
Cross Country Healthcare, Inc. *	11	227
Hanger, Inc. *	10	139
LHC Group, Inc. *	1	187
ModivCare, Inc. *	4	372
National HealthCare Corp.	3	224
Option Care Health, Inc. *	46	1,267
Owens & Minor, Inc.	13	396
Select Medical Holdings Corp.	25	600
Tenet Healthcare Corp. *	17	893
		4,994
Health Care Technology — 1.2%
Allscripts Healthcare Solutions, Inc. *	29	433
Inspire Medical Systems, Inc. *	2	365

SEE NOTES TO FINANCIAL STATEMENTS.
8	JPMorgan Insurance Trust	June 30, 2022

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Health Care Technology — continued
NextGen Healthcare, Inc. *	49	853
Schrodinger, Inc. *	11	285
		1,936
Hotels, Restaurants & Leisure — 1.8%
Bloomin' Brands, Inc.	22	369
Bluegreen Vacations Holding Corp.	6	155
Boyd Gaming Corp.	3	154
Brinker International, Inc. * (a)	2	33
Dine Brands Global, Inc.	4	273
Everi Holdings, Inc. *	25	410
Marriott Vacations Worldwide Corp.	4	488
RCI Hospitality Holdings, Inc.	2	87
SeaWorld Entertainment, Inc. *	24	1,034
		3,003
Household Durables — 1.2%
Helen of Troy Ltd. *	2	260
Lifetime Brands, Inc.	20	225
Meritage Homes Corp. *	3	181
Sonos, Inc. * (a)	14	253
Taylor Morrison Home Corp. *	24	561
Tri Pointe Homes, Inc. *	28	476
Tupperware Brands Corp. *	5	34
		1,990
Household Products — 0.6%
Central Garden & Pet Co., Class A *	24	964
Independent Power and Renewable Electricity Producers — 0.9%
Clearway Energy, Inc.	11	368
Clearway Energy, Inc., Class C	31	1,087
Vistra Corp.	4	83
		1,538
Insurance — 0.8%
American Equity Investment Life Holding Co.	1	58
Employers Holdings, Inc.	2	80
Kinsale Capital Group, Inc.	2	379
RLI Corp.	7	793
Selective Insurance Group, Inc.	1	78
		1,388
Interactive Media & Services — 0.8%
Bumble, Inc., Class A *	6	169
Cars.com, Inc. *	17	162
Liberty TripAdvisor Holdings, Inc., Class A *	70	54
INVESTMENTS	SHARES (000)	VALUE ($000)

Interactive Media & Services — continued
Yelp, Inc. *	15	411
Ziff Davis, Inc. *	7	514
		1,310
Internet & Direct Marketing Retail — 0.2%
Overstock.com, Inc. * (a)	2	53
Shutterstock, Inc.	6	338
		391
IT Services — 2.5%
CSG Systems International, Inc.	22	1,289
DigitalOcean Holdings, Inc. * (a)	11	459
Information Services Group, Inc.	112	754
International Money Express, Inc. *	6	133
Perficient, Inc. *	5	431
TTEC Holdings, Inc.	11	774
Unisys Corp. *	19	235
		4,075
Life Sciences Tools & Services — 0.1%
Adaptive Biotechnologies Corp. *	4	29
Quanterix Corp. *	6	102
		131
Machinery — 1.5%
Columbus McKinnon Corp.	11	324
Mueller Industries, Inc.	9	458
Terex Corp.	15	427
Wabash National Corp.	4	58
Watts Water Technologies, Inc., Class A	10	1,179
		2,446
Media — 0.4%
Gray Television, Inc.	14	245
Sinclair Broadcast Group, Inc., Class A	11	222
Thryv Holdings, Inc. *	12	260
		727
Metals & Mining — 1.4%
Alcoa Corp.	1	64
Allegheny Technologies, Inc. *	3	73
Alpha Metallurgical Resources, Inc.	1	181
Arconic Corp. *	17	482
Cleveland-Cliffs, Inc. *	6	95
Coeur Mining, Inc. *	19	58
Commercial Metals Co.	20	655
Constellium SE *	25	324
SEE NOTES TO FINANCIAL STATEMENTS.
June 30, 2022	JPMorgan Insurance Trust	9

JPMorgan Insurance Trust Small Cap Core Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Metals & Mining — continued
Hecla Mining Co.	10	40
Olympic Steel, Inc.	4	88
Schnitzer Steel Industries, Inc., Class A	4	131
SunCoke Energy, Inc.	18	119
		2,310
Mortgage Real Estate Investment Trusts (REITs) — 1.6%
Ares Commercial Real Estate Corp.	33	407
Blackstone Mortgage Trust, Inc., Class A	26	722
Ellington Financial, Inc.	15	223
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1	45
KKR Real Estate Finance Trust, Inc.	35	616
Ladder Capital Corp.	24	254
Ready Capital Corp.	11	124
Redwood Trust, Inc.	17	129
TPG RE Finance Trust, Inc.	14	124
		2,644
Multiline Retail — 0.3%
Dillard's, Inc., Class A (a)	3	574
Multi-Utilities — 0.2%
NorthWestern Corp. (a)	1	89
Unitil Corp.	5	270
		359
Oil, Gas & Consumable Fuels — 3.9%
Antero Resources Corp. *	1	21
Arch Resources, Inc.	4	587
Berry Corp.	5	39
CNX Resources Corp. *	9	143
CVR Energy, Inc.	8	255
Delek US Holdings, Inc. *	4	112
Green Plains, Inc. *	8	228
Magnolia Oil & Gas Corp., Class A	20	428
Matador Resources Co.	17	773
Murphy Oil Corp.	8	236
Oasis Petroleum, Inc.	2	256
Ovintiv, Inc.	25	1,086
PBF Energy, Inc., Class A *	9	255
PDC Energy, Inc.	13	782
Peabody Energy Corp. *	7	158
REX American Resources Corp. *	1	68
INVESTMENTS	SHARES (000)	VALUE ($000)

Oil, Gas & Consumable Fuels — continued
SM Energy Co.	13	455
Southwestern Energy Co. *	75	471
		6,353
Paper & Forest Products — 0.2%
Louisiana-Pacific Corp.	6	320
Personal Products — 1.2%
Edgewell Personal Care Co.	18	611
elf Beauty, Inc. *	15	472
Herbalife Nutrition Ltd. *	31	636
Medifast, Inc.	2	271
		1,990
Pharmaceuticals — 1.6%
Aclaris Therapeutics, Inc. *	30	420
Arvinas, Inc. *	12	493
Axsome Therapeutics, Inc. * (a)	19	716
Cara Therapeutics, Inc. *	5	51
NGM Biopharmaceuticals, Inc. *	14	178
Phibro Animal Health Corp., Class A	4	69
Revance Therapeutics, Inc. *	47	654
		2,581
Professional Services — 2.8%
Barrett Business Services, Inc.	14	991
Heidrick & Struggles International, Inc.	9	282
KBR, Inc.	18	866
Kelly Services, Inc., Class A	28	557
Kforce, Inc.	7	417
Korn Ferry	17	1,015
TriNet Group, Inc. *	5	411
		4,539
Real Estate Management & Development — 0.8%
Anywhere Real Estate, Inc. *	9	90
Cushman & Wakefield plc *	33	509
Jones Lang LaSalle, Inc. *	1	126
Kennedy-Wilson Holdings, Inc.	28	538
RMR Group, Inc. (The), Class A	2	45
		1,308
Road & Rail — 0.6%
ArcBest Corp.	11	764
Avis Budget Group, Inc. *	1	208
		972

SEE NOTES TO FINANCIAL STATEMENTS.
10	JPMorgan Insurance Trust	June 30, 2022

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Semiconductors & Semiconductor Equipment — 3.1%
Alpha & Omega Semiconductor Ltd. *	14	483
Ambarella, Inc. *	2	131
Amkor Technology, Inc.	24	414
Diodes, Inc. *	3	194
PDF Solutions, Inc. *	6	120
Power Integrations, Inc.	5	398
Rambus, Inc. *	4	95
Semtech Corp. *	6	324
Silicon Laboratories, Inc. *	16	2,229
SMART Global Holdings, Inc. *	23	381
Synaptics, Inc. *	1	59
Ultra Clean Holdings, Inc. *	9	253
		5,081
Software — 4.7%
Asana, Inc., Class A *	13	221
Avaya Holdings Corp. *	26	59
Blackbaud, Inc. *	10	604
Blackline, Inc. *	2	146
Cerence, Inc. *	3	71
CommVault Systems, Inc. *	17	1,050
Consensus Cloud Solutions, Inc. *	2	95
Digital Turbine, Inc. *	7	119
eGain Corp. *	96	940
EverCommerce, Inc. * (a)	23	209
Marathon Digital Holdings, Inc. * (a)	11	57
MicroStrategy, Inc., Class A * (a)	—	41
PagerDuty, Inc. *	10	240
Paycor HCM, Inc. * (a)	10	269
Qualys, Inc. *	5	681
SailPoint Technologies Holding, Inc. *	6	351
SPS Commerce, Inc. *	1	68
Tenable Holdings, Inc. *	3	145
Verint Systems, Inc. *	39	1,648
Workiva, Inc. *	1	40
Xperi Holding Corp.	25	365
Zuora, Inc., Class A *	43	388
		7,807
Specialty Retail — 1.7%
Aaron's Co., Inc. (The)	3	44
Academy Sports & Outdoors, Inc.	11	395
Genesco, Inc. *	2	90
Group 1 Automotive, Inc.	3	586
Hibbett, Inc.	7	310
INVESTMENTS	SHARES (000)	VALUE ($000)

Specialty Retail — continued
ODP Corp. (The) *	3	86
Rent-A-Center, Inc.	24	471
Signet Jewelers Ltd.	12	615
Zumiez, Inc. *	8	213
		2,810
Technology Hardware, Storage & Peripherals — 0.6%
Avid Technology, Inc. *	11	285
Super Micro Computer, Inc. *	17	666
		951
Textiles, Apparel & Luxury Goods — 1.1%
Crocs, Inc. *	2	97
Deckers Outdoor Corp. *	4	1,168
G-III Apparel Group Ltd. *	3	53
Kontoor Brands, Inc.	7	223
Movado Group, Inc.	8	254
PLBY Group, Inc. * (a)	8	49
		1,844
Thrifts & Mortgage Finance — 1.8%
Axos Financial, Inc. *	6	208
Essent Group Ltd.	19	751
Flagstar Bancorp, Inc.	6	206
Kearny Financial Corp.	12	137
Luther Burbank Corp.	5	60
Merchants Bancorp	1	19
MGIC Investment Corp.	21	258
Mr. Cooper Group, Inc. *	3	114
NMI Holdings, Inc., Class A *	14	233
Provident Bancorp, Inc.	10	155
Radian Group, Inc.	38	754
Walker & Dunlop, Inc.	1	135
		3,030
Trading Companies & Distributors — 4.4%
Applied Industrial Technologies, Inc.	2	202
Beacon Roofing Supply, Inc. *	5	236
BlueLinx Holdings, Inc. *	6	401
Boise Cascade Co.	11	635
GATX Corp.	2	151
GMS, Inc. *	24	1,054
Herc Holdings, Inc.	6	505
MRC Global, Inc. *	37	370
NOW, Inc. *	56	553
Rush Enterprises, Inc., Class A	29	1,412
SEE NOTES TO FINANCIAL STATEMENTS.
June 30, 2022	JPMorgan Insurance Trust	11

JPMorgan Insurance Trust Small Cap Core Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Trading Companies & Distributors — continued
Titan Machinery, Inc. *	3	69
Veritiv Corp. *	6	684
WESCO International, Inc. *	8	900
		7,172
Total Common Stocks (Cost $152,600)		159,555
	NO. OF RIGHTS (000)
Rights — 0.0% ^
Biotechnology — 0.0% ^
Contra Aduro Biotech I ‡ *(Cost $53)	21	—
	SHARES (000)
Short Term Investments — 7.3%
Investment Companies — 5.1%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.31% (b) (c) (Cost $8,306)	8,306	8,306
Investment of Cash Collateral from Securities Loaned — 2.2%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 1.50% (b) (c)	2,692	2,690
JPMorgan U.S. Government Money Market Fund Class IM Shares, 1.38% (b) (c)	953	953
Total Investment of Cash Collateral from Securities Loaned (Cost $3,643)		3,643
Total Short Term Investments (Cost $11,949)		11,949
Total Investments — 104.2% (Cost $164,602)		171,504
Liabilities in Excess of Other Assets — (4.2)%		(6,944)
NET ASSETS — 100.0%		164,560

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at June 30, 2022. The total value of securities on loan at June 30, 2022 is $3,506.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of June 30, 2022.

SEE NOTES TO FINANCIAL STATEMENTS.
12	JPMorgan Insurance Trust	June 30, 2022

Futures contracts outstanding as of June 30, 2022 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Russell 2000 E-Mini Index	49	09/16/2022	USD	4,187	(63)

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.
June 30, 2022	JPMorgan Insurance Trust	13

STATEMENT OF ASSETS AND LIABILITIES
AS OF June 30, 2022  (Unaudited)
(Amounts in thousands, except per share amounts)
JPMorgan Insurance Trust Small Cap Core Portfolio
ASSETS:
Investments in non-affiliates, at value	$159,555
Investments in affiliates, at value	8,306
Investments of cash collateral received from securities loaned, at value (See Note 2.B)	3,643
Deposits at broker for futures contracts	361
Receivables:
Due from custodian	65
Investment securities sold	1,137
Portfolio shares sold	138
Dividends from non-affiliates	197
Dividends from affiliates	3
Securities lending income (See Note 2.B)	2
Variation margin on futures contracts	46
Total Assets	173,453
LIABILITIES:
Payables:
Investment securities purchased	5,005
Collateral received on securities loaned (See Note 2.B)	3,643
Portfolio shares redeemed	87
Accrued liabilities:
Investment advisory fees	91
Administration fees	11
Distribution fees	—(a)
Custodian and accounting fees	13
Other	43
Total Liabilities	8,893
Net Assets	$164,560 (a) Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.
14	JPMorgan Insurance Trust	June 30, 2022

JPMorgan Insurance Trust Small Cap Core Portfolio
NET ASSETS:
Paid-in-Capital	$161,008
Total distributable earnings (loss)	3,552
Total Net Assets:	$164,560
Net Assets:
Class 1	$163,353
Class 2	1,207
Total	$164,560
Outstanding units of beneficial interest (shares) (unlimited number of shares authorized, no par value):
Class 1	9,532
Class 2	71
Net Asset Value (a):
Class 1 — Offering and redemption price per share	$ 17.14
Class 2 — Offering and redemption price per share	16.93
Cost of investments in non-affiliates	$152,653
Cost of investments in affiliates	8,306
Investment securities on loan, at value (See Note 2.B)	3,506
Cost of investment of cash collateral (See Note 2.B)	3,643

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
SEE NOTES TO FINANCIAL STATEMENTS.
June 30, 2022	JPMorgan Insurance Trust	15

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED June 30, 2022  (Unaudited)
(Amounts in thousands)
JPMorgan Insurance Trust Small Cap Core Portfolio
INVESTMENT INCOME:
Dividend income from non-affiliates	$ 1,122
Dividend income from affiliates	6
Income from securities lending (net) (See Note 2.B)	12
Total investment income	1,140
EXPENSES:
Investment advisory fees	615
Administration fees	71
Distribution fees:
Class 2	2
Custodian and accounting fees	23
Professional fees	24
Trustees’ and Chief Compliance Officer’s fees	13
Printing and mailing costs	21
Transfer agency fees (See Note 2.F)	3
Other	19
Total expenses	791
Less fees waived	(4)
Net expenses	787
Net investment income (loss)	353
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	303
Futures contracts	(1,140)
Net realized gain (loss)	(837)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(48,824)
Investments in affiliates	1
Futures contracts	(174)
Change in net unrealized appreciation/depreciation	(48,997)
Net realized/unrealized gains (losses)	(49,834)
Change in net assets resulting from operations	$(49,481)
SEE NOTES TO FINANCIAL STATEMENTS.
16	JPMorgan Insurance Trust	June 30, 2022

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED
(Amounts in thousands)
	JPMorgan Insurance Trust Small Cap Core Portfolio
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$ 353	$ 737
Net realized gain (loss)	(837)	38,928
Change in net unrealized appreciation/depreciation	(48,997)	2,687
Change in net assets resulting from operations	(49,481)	42,352
DISTRIBUTIONS TO SHAREHOLDERS:
Class 1	(38,468)	(6,622)
Class 2	(284)	(45)
Total distributions to shareholders	(38,752)	(6,667)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	32,123	(17,954)
NET ASSETS:
Change in net assets	(56,110)	17,731
Beginning of period	220,670	202,939
End of period	$164,560	$220,670
SEE NOTES TO FINANCIAL STATEMENTS.
June 30, 2022	JPMorgan Insurance Trust	17

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Insurance Trust Small Cap Core Portfolio
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
CAPITAL TRANSACTIONS:
Class 1
Proceeds from shares issued	$ 10,278	$ 32,845
Distributions reinvested	38,468	6,622
Cost of shares redeemed	(16,779)	(57,425)
Change in net assets resulting from Class 1 capital transactions	31,967	(17,958)
Class 2
Proceeds from shares issued	12	471
Distributions reinvested	284	45
Cost of shares redeemed	(140)	(512)
Change in net assets resulting from Class 2 capital transactions	156	4
Total change in net assets resulting from capital transactions	$ 32,123	$(17,954)
SHARE TRANSACTIONS:
Class 1
Issued	444	1,186
Reinvested	2,058	240
Redeemed	(680)	(2,073)
Change in Class 1 Shares	1,822	(647)
Class 2
Issued	1	16
Reinvested	15	2
Redeemed	(6)	(18)
Change in Class 2 Shares	10	—(a)

(a)	Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.
18	JPMorgan Insurance Trust	June 30, 2022

THIS PAGE IS INTENTIONALLY LEFT BLANK
19

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED
	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Insurance Trust Small Cap Core Portfolio
Class 1
Six Months Ended June 30, 2022 (Unaudited)	$28.40	$0.05	$(6.16)	$(6.11)	$(0.11)	$(5.04)	$(5.15)
Year Ended December 31, 2021	24.11	0.09	5.04	5.13	(0.14)	(0.70)	(0.84)
Year Ended December 31, 2020	23.04	0.15	2.38	2.53	(0.19)	(1.27)	(1.46)
Year Ended December 31, 2019	21.10	0.15	4.69	4.84	(0.10)	(2.80)	(2.90)
Year Ended December 31, 2018	25.64	0.12	(2.85)	(2.73)	(0.10)	(1.71)	(1.81)
Year Ended December 31, 2017	22.49	0.10	3.30	3.40	(0.08)	(0.17)	(0.25)
Class 2
Six Months Ended June 30, 2022 (Unaudited)	28.06	0.01	(6.08)	(6.07)	(0.02)	(5.04)	(5.06)
Year Ended December 31, 2021	23.85	0.01	4.98	4.99	(0.08)	(0.70)	(0.78)
Year Ended December 31, 2020	22.79	0.09	2.37	2.46	(0.13)	(1.27)	(1.40)
Year Ended December 31, 2019	20.91	0.09	4.63	4.72	(0.04)	(2.80)	(2.84)
Year Ended December 31, 2018	25.41	0.05	(2.82)	(2.77)	(0.02)	(1.71)	(1.73)
Year Ended December 31, 2017	22.30	0.02	3.29	3.31	(0.03)	(0.17)	(0.20)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Total returns do not include charges that will be imposed by variable insurance contracts or by Eligible Plans. If these charges were reflected, returns would be lower than those shown.
(f)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(g)	Certain non-recurring expenses incurred by the Portfolio were not annualized for the period indicated.
SEE NOTES TO FINANCIAL STATEMENTS.
20	JPMorgan Insurance Trust	June 30, 2022

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(c)(d)(e)	Net assets, end of period (000's)	Net expenses(f)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$17.14	(23.03)%	$163,353	0.82(g)%	0.39(g)%	0.82(g)%	39%
28.40	21.38	218,952	0.80	0.33	0.80	67
24.11	13.69	201,489	0.84	0.76	0.84	95
23.04	24.58	198,542	0.83	0.66	0.84	83
21.10	(11.93)	153,429	0.82	0.47	0.83	59
25.64	15.23	189,186	0.83	0.40	0.83	51

16.93	(23.14)	1,207	1.10(g)	0.09(g)	1.11(g)	39
28.06	21.01	1,718	1.09	0.05	1.09	67
23.85	13.38	1,450	1.12	0.46	1.12	95
22.79	24.20	1,786	1.11	0.39	1.11	83
20.91	(12.15)	1,031	1.09	0.20	1.10	59
25.41	14.93	1,111	1.09	0.10	1.10	51
SEE NOTES TO FINANCIAL STATEMENTS.
June 30, 2022	JPMorgan Insurance Trust	21

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2022  (Unaudited)
(Dollar values in thousands)
1.  Organization
JPMorgan Insurance Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and is a Massachusetts business trust.
The following is a separate portfolio of the Trust (the “Portfolio”) covered by this report:
	Classes Offered	Diversification Classification
JPMorgan Insurance Trust Small Cap Core Portfolio	Class 1 and Class 2	Diversified
The investment objective of the Portfolio is to seek capital growth over the long term.
Portfolio shares are offered only to separate accounts of participating insurance companies and Eligible Plans. Individuals may not purchase shares directly from the Portfolio.
All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency fees and distribution fees and each class has exclusive voting rights with respect to its distribution plan and administrative services plan.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as Adviser (the “Adviser”) and Administrator (the “Administrator”) to the Portfolio.
2.  Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The Portfolio is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A.  Valuation of Investments — Investments are valued in accordance with GAAP and the Portfolio's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the "Board"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
The Administrator has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Portfolio's investments. The Administrator implements the valuation policies of the Portfolio's investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Portfolio. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Portfolio's investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Portfolio are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Portfolio's investments are summarized into the three broad levels listed below.
•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
22	JPMorgan Insurance Trust	June 30, 2022

•	Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•	Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$159,555	$—	$—	$159,555
Rights	—	—	—(a)	—(a)
Short-Term Investments
Investment Companies	8,306	—	—	8,306
Investment of Cash Collateral from Securities Loaned	3,643	—	—	3,643
Total Short-Term Investments	11,949	—	—	11,949
Total Investments in Securities	$171,504	$—	$—	$171,504
Depreciation in Other Financial Instruments
Futures Contracts	$ (63)	$—	$—	$ (63)

(a)	Amount rounds to less than one thousand.
B.  Securities Lending — The Portfolio is authorized to engage in securities lending in order to generate additional income. The Portfolio is able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Portfolio, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in the Class IM Shares of the JPMorgan U.S. Government Money Market Fund and the Agency SL Class Shares of the JPMorgan Securities Lending Money Market Fund. The Portfolio retains the interest earned on cash collateral investments but is required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Portfolio). Upon termination of a loan, the Portfolio is required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Portfolio or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statement of Operations as Income from securities lending (net). The Portfolio also receives payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statement of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statement of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statement of Assets and Liabilities and details of collateral investments are disclosed on the SOI.
The Portfolio bears the risk of loss associated with the collateral investments and is not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Portfolio may incur losses that exceed the amount it earned on lending the security. Upon termination of a loan, the Portfolio may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.
June 30, 2022	JPMorgan Insurance Trust	23

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2022  (Unaudited) (continued)
(Dollar values in thousands)
The following table presents the Portfolio's value of the securities on loan with Citibank, net of amounts available for offset under the master netting arrangements and any related collateral received or posted by the Portfolio as of June 30, 2022.
Investment Securities on Loan, at value, Presented on the Statement of Assets and Liabilities	Cash Collateral Posted by Borrower*	Net Amount Due to Counterparty (not less than zero)
$3,506	$(3,506)	$—

*	Collateral posted reflects the value of securities on loan and does not include any additional amounts received from the borrower.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Portfolio from losses resulting from a borrower’s failure to return a loaned security.
JPMIM voluntarily waived investment advisory fees charged to the Portfolio to reduce the impact of the cash collateral investment in the JPMorgan U.S. Government Money Market Fund from 0.13% to 0.06%. For the six months ended June 30, 2022, JPMIM waived fees associated with the Portfolio's investment in the JPMorgan U.S. Government Money Market Fund as follows:
$1
The above waiver is included in the determination of earnings on cash collateral investment and in the calculation of Citibank’s compensation and is included on the Statement of Operations as Income from securities lending (net).
C.  Investment Transactions with Affiliates — The Portfolio invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Portfolio may be considered an affiliate. For the purposes of the financial statements, the Portfolio assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the six months ended June 30, 2022
Security Description	Value at December 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2022	Shares at June 30, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 1.50% (a) (b)	$ 9,193	$13,000	$19,500	$(4)*	$ 1	$ 2,690	2,692	$11*	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 1.38% (a) (b)	2,374	23,246	24,667	—	—	953	953	3*	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.31% (a) (b)	6,890	25,947	24,531	—	—	8,306	8,306	6	—
Total	$18,457	$62,193	$68,698	$(4)	$ 1	$11,949		$20	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2022.
*	Amount is included on the Statement of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).
D.  Futures Contracts — The Portfolio used index futures contracts to gain or reduce exposure to the stock market, or maintain liquidity or minimize transaction costs. The Portfolio also purchased futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Portfolio is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Portfolio periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statement of Operations. Realized gains or losses, representing the difference between the
24	JPMorgan Insurance Trust	June 30, 2022

value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statement of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOI, while cash deposited, which is considered restricted, is recorded on the Statement of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statement of Assets and Liabilities.
The use of futures contracts exposes the Portfolio to equity price risks. The Portfolio may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Portfolio to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Portfolio to unlimited risk of loss. The Portfolio may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Portfolio's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Portfolio's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
The table below discloses the volume of the Portfolio's futures contracts activity during the six months ended June 30, 2022:

Futures Contracts:
Average Notional Balance Long	$4,668
Ending Notional Balance Long	4,187
E.  Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Dividend income is recorded on the ex-dividend date or when the Portfolio first learns of the dividend.
To the extent such information is publicly available, the Portfolio records distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Portfolio adjusts the estimated amounts of the components of distributions (and consequently its net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.
F.  Allocation of Income and Expenses— Expenses directly attributable to the Portfolio are charged directly to the Portfolio, while the expenses attributable to more than one portfolio of the Trust are allocated among the applicable portfolios. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.
Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Portfolio for the six months ended June 30, 2022 are as follows:
	Class 1	Class 2	Total
Transfer agency fees	$3	$—(a)	$3

(a)	Amount rounds to less than one thousand.
June 30, 2022	JPMorgan Insurance Trust	25

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2022  (Unaudited) (continued)
(Dollar values in thousands)
G.  Federal Income Taxes — The Portfolio is treated as a separate taxable entity for Federal income tax purposes. The Portfolio's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. The Portfolio is also a segregated portfolio of assets for insurance purposes and intends to comply with the diversification requirements of Sub-chapter L of the Code. Management has reviewed the Portfolio's tax positions for all open tax years and has determined that as of June 30, 2022, no liability for Federal income tax is required in the Portfolio's financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Portfolio's Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
H.  Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid at least annually and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed  at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
3.   Fees and Other Transactions with Affiliates
A.  Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of the Portfolio and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate of 0.65% of the Portfolio's average daily net assets.
The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.E.
B.  Administration Fee — Pursuant to an Administration Agreement, the Administrator provides certain administration services to the Portfolio. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of the Portfolio's average daily net assets, plus 0.050% of the Portfolio's average daily net assets between $10 billion and $20 billion, plus 0.025% of the Portfolio's average daily net assets between $20 billion and $25 billion, plus 0.010% of the Portfolio's average daily net assets in excess of $25 billion. For the six months ended June 30, 2022, the effective annualized rate was 0.075% of the Portfolio's average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in Note 3.E.
JPMorgan Chase Bank, N.A. ("JPMCB"), a wholly-owned subsidiary of JPMorgan, serves as the Portfolio's sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.
C.  Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as the Portfolio's principal underwriter and promotes and arranges for the sale of the Portfolio's shares.
The Board has adopted a Distribution Plan (the “Distribution Plan”) for Class 2 Shares of the Portfolio pursuant to Rule 12b-1 under the 1940 Act. Class 1 Shares of the Portfolio do not charge a distribution fee. The Distribution Plan provides that the Portfolio shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at an annual rate of 0.25% of the average daily net assets of Class 2 Shares.
D.  Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Portfolio. For performing these services, the Portfolio pays JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Portfolio for custody and accounting services are included in Custodian and accounting fees on the Statement of Operations.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statement of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statement of Operations.
E.  Waivers and Reimbursements — The Adviser (for all share classes), Administrator (for all share classes) and/or JPMDS (for Class 2 Shares) have contractually agreed to waive fees and/or reimburse the Portfolio to the extent that total annual operating expenses of the Portfolio (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Portfolio's respective average daily net assets as shown in the table below:
Class 1	Class 2
1.03%	1.28%
The expense limitation agreement was in effect for the six months ended June 30, 2022 and the contractual expense limitation percentages in the table above are in place until at least April 30, 2023.
26	JPMorgan Insurance Trust	June 30, 2022

For the six months ended June 30, 2022, the Portfolio service providers did not waive fees and/or reimburse expenses for the Portfolio.
Additionally, the Portfolio may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The Adviser, Administrator and/or JPMDS, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the Portfolio's investment in such affiliated money market fund, except for investments of securities lending cash collateral. None of these parties expect the Portfolio to repay any such waived fees and/or reimbursed expenses in future years.
The amount of these waivers resulting from investments in these money market funds for the six months ended June 30, 2022 was $3.
Effective January 1, 2022, JPMIM voluntarily agreed to reimburse the Portfolio for the Trustee Fees paid to one of the interested Trustees. For the period January 1, 2022 through June 30, 2022 the amount of this waiver was $1.
F.  Other  — Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS.  Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Portfolio for serving in their respective roles.
The Board designated and appointed a Chief Compliance Officer to the Portfolio pursuant to Rule 38a-1 under the 1940 Act. The Portfolio, along with affiliated portfolios, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statement of Operations.
The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
The Securities and Exchange Commission ("SEC") has granted an exemptive order permitting the Portfolio to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
4.  Investment Transactions
During the six months ended June 30, 2022, purchases and sales of investments (excluding short-term investments) were as follows:
Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
$72,326	$77,520
5.  Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at June 30, 2022 were as follows:
Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$164,602	$27,355	$20,516	$6,839
6.  Borrowings
The Portfolio relies upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Portfolio to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Portfolio's borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to the Trust and may be relied upon by the Portfolio because the Portfolio and the series of the Trust are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Portfolio had no borrowings outstanding from another fund, or loans outstanding to another fund, during the six months ended June 30, 2022.
The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Portfolio. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Portfolio's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 31, 2022.
June 30, 2022	JPMorgan Insurance Trust	27

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2022  (Unaudited) (continued)
(Dollar values in thousands)
The Portfolio had no borrowings outstanding from the unsecured, uncommitted credit facility during the six months ended June 30, 2022.
The Trust, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), has entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing portfolio must have a minimum of $25 million in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a portfolio does not comply with the aforementioned requirements, the portfolio must remediate within three business days with respect to the $25 million minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.
Interest associated with any borrowing under the Credit Facility is charged to the borrowing portfolio at a rate of interest equal to 1.00% (the "Applicable Margin"), plus the greater of the federal funds effective rate or one month London Interbank Offered Rate ("LIBOR"). The annual commitment fee to maintain the Credit Facility is 0.15% and is incurred on the unused portion of the Credit Facility and is allocated to all participating portfolios pro rata based on their respective net assets. Effective August 9, 2022, the Credit Facility has been amended and restated for a term of 364 days, unless extended, and to include a change in the interest associated with any borrowing to the higher, on the day of the borrowing, of (a) the federal funds effective rate, or (b) the one-month Adjusted SOFR Rate plus Applicable Margin.
The Portfolio did not utilize the Credit Facility during the six months ended June 30, 2022.
7.  Risks, Concentrations and Indemnifications
In the normal course of business, the Portfolio enters into contracts that contain a variety of representations which provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against the Portfolio. However, based on experience, the Portfolio expects the risk of loss to be remote.
As of June 30, 2022, the Portfolio had three individual shareholder and/or omnibus accounts, which owned 69.2% of the Portfolio's outstanding shares.
Significant shareholder transactions by these shareholders may impact the Portfolio's performance and liquidity.
The Portfolio invests in companies with relatively small market capitalizations. Investments in companies with relatively small market capitalizations may involve greater risk than is usually associated with stocks of larger companies. These securities may have limited marketability and may be subject to more abrupt or erratic movements in price than securities of companies with larger capitalizations.
LIBOR is intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. On March 5, 2021, the U.K. Financial Conduct Authority ("FCA") publicly announced that (i) immediately after December 31, 2021, publication of the 1-week and 2-month U.S. Dollar LIBOR settings will permanently cease; (ii) immediately after June 30, 2023, publication of the overnight and 12-month U.S. Dollar LIBOR settings will permanently cease; and (iii) immediately after June 30, 2023, the 1-month, 3-month and 6-month U.S. Dollar LIBOR settings will cease to be provided or, subject to the FCA's consideration of the case, be provided on a synthetic basis and no longer be representative of the underlying market and economic reality they are intended to measure and that representativeness will not be restored. There is no assurance that the dates announced by the FCA will not change or that the administrator of LIBOR and/or regulators will not take further action that could impact the availability, composition or characteristics of LIBOR or the currencies and/or tenors for which LIBOR is published. In addition, certain regulated entities ceased entering into most new LIBOR contracts in connection with regulatory guidance or prohibitions. Public and private sector industry initiatives are currently underway to implement new or alternative reference rates to be used in place of LIBOR. There is no assurance that any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR prior to its discontinuance, unavailability or replacement, all of which may affect the value, volatility, liquidity or return on certain of the Portfolio's loans, notes, derivatives and other instruments or investments comprising some or all of the Portfolio's investments and result in costs incurred in connection with changing reference rates used for positions closing out positions and entering into new trades. Certain of the Portfolio's investments may transition from LIBOR prior to the dates announced by the FCA. The transition from LIBOR to alternative reference rates may result in operational issues for the Portfolio or its investments. No assurances can be given as to the impact of the LIBOR transition (and the timing of any such impact) on the Portfolio and its investments.
The Portfolio is subject to infectious disease epidemics/pandemics risk. The worldwide outbreak of COVID-19 has negatively affected economies, markets and individual companies throughout the world. The effects of this COVID-19 pandemic to public health, and business and market conditions, including among other things, reduced consumer demand and economic output, supply chain disruptions and increased government spending may continue to have a significant negative impact on the performance of the Portfolio's investments, increase the Portfolio's volatility, exacerbate other pre-existing political, social and economic risks to the Portfolio and negatively impact broad segments of businesses and populations. In addition, governments, their regulatory agencies, or self-regulatory organizations have taken or may take actions in response to the pandemic that affect the instruments in which the Portfolio invests, or the issuers of such instruments, in ways that could also have a significant negative impact on the Portfolio's investment performance. The duration and extent of COVID-19 and associated economic and market conditions and uncertainty over
28	JPMorgan Insurance Trust	June 30, 2022

the long-term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which the associated conditions impact the Portfolio will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to frequent changes.
June 30, 2022	JPMorgan Insurance Trust	29

SCHEDULE OF SHAREHOLDER EXPENSES
(Unaudited)
Hypothetical $1,000 Investment
As a shareholder of the Portfolio, you incur ongoing costs, including investment advisory fees, administration fees, distribution fees (for Class 2 Shares) and other Portfolio expenses. Because the Portfolio is a funding vehicle for Policies and Eligible Plans you may also incur sales charges and other fees relating to the Policies or Eligible Plans. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio, but not the costs of the Policies or Eligible Plans, and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, January 1, 2022, and continued to hold your shares at the end of the reporting period, June 30, 2022.
Actual Expenses
For each Class of the Portfolio in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading titled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), or redemption fees or the costs associated with the Policies and Eligible Plans through which the Portfolio is held. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.
	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Insurance Trust Small Cap Core Portfolio
Class 1
Actual	$1,000.00	$ 769.70	$3.60	0.82%
Hypothetical	1,000.00	1,020.73	4.11	0.82
Class 2
Actual	1,000.00	768.60	4.82	1.10
Hypothetical	1,000.00	1,019.34	5.51	1.10

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
30	JPMorgan Insurance Trust	June 30, 2022

LIQUIDITY RISK MANAGEMENT PROGRAM
(Unaudited)
The JPMorgan Insurance Trust Small Cap Core Portfolio (the “Portfolio”) has adopted the J.P. Morgan Funds and J.P. Morgan Exchange-Traded Funds Amended and Restated Liquidity Risk Management Program (the “Program”) under Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”). The Program seeks to assess, manage and review the Portfolio’s Liquidity Risk. “Liquidity Risk” is defined as the risk that a portfolio could not meet requests to redeem shares issued by the portfolio without significant dilution of remaining investors’ interests in the portfolio. Among other things, the Liquidity Rule requires that a written report be provided to the Board of Trustees (the “Board”) on an annual basis that addresses the operation of the Program and assesses the adequacy and effectiveness of its implementation, including the operation of any Highly Liquid Investment Minimum (“HLIM”), where applicable, and any material changes to the Program.
The Board has appointed J.P. Morgan Asset Management’s Liquidity Risk Forum to be the program administrator for the Program (the “Program Administrator”). In addition to regular reporting at each of its quarterly meetings, on February 8, 2022, the Board reviewed the Program Administrator’s annual written report (the “Report”) concerning the operation of the Program for the period from January 1, 2021 through December 31, 2021 (the “Program Reporting Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including, where applicable, the operation of a portfolio’s HLIM. During the Program Reporting Period, the Program was amended, pursuant to an exemptive order from the Securities and Exchange Commission, to permit the Portfolio to use liquidity definitions and classification methodologies that differ from the requirements under the Liquidity Rule in some respects. The
Report discussed the implementation of these changes. No other material changes were made to the Program during the Program Reporting Period.
The Report summarized the operation of the Program and the information and factors considered by the Program Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Portfolio. Such information and factors included, among other things: (1) the liquidity risk framework used to assess, manage, and periodically review each portfolio’s Liquidity Risk and the results of this assessment; (2) the methodology and inputs for classifying the investments of a portfolio into one of the required liquidity categories that reflect an estimate of the liquidity of those investments under current market conditions; (3) whether a portfolio invested primarily in “Highly Liquid Investments” (as defined or modified under the Program), as well as whether an HLIM should be established for a portfolio (and, for portfolios that have adopted an HLIM, whether the HLIM continues to be appropriate or whether a portfolio has invested below its HLIM) and the procedures for monitoring for any HLIM; (4) whether a portfolio invested more than 15% of its assets in “Illiquid Investments” (as defined or modified under the Program) and the procedures for monitoring for this limit; ; and (5) specific liquidity events arising during the Program Reporting Period. The Report further summarized the conditions of the exemptive order.
Based on this review, the Report concluded that: (1) the Program continues to be reasonably designed to effectively assess and manage the Portfolio’s Liquidity Risk; and (2) the Program has been adequately and effectively implemented with respect to the Portfolio during the Program Reporting Period.
June 30, 2022	JPMorgan Insurance Trust	31

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J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of  JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.
Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a portfolio prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.
The Portfolio files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its report on Form N-PORT. The Portfolio’s Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. The Portfolio's quarterly holdings can be found by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.
A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s holdings is available in the prospectuses and Statement of Additional Information.
A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Portfolio’s website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Portfolio to the Adviser. A copy of the Portfolio’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Portfolio’s website at www.jpmorganfunds.com no later than August 31 of each year. The Portfolio’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2022. All rights reserved. June 2022.	SAN-JPMITSCCP-622

Semi-Annual Report
JPMorgan Insurance Trust
June 30, 2022  (Unaudited)
JPMorgan Insurance Trust U.S. Equity Portfolio

Investments in the Portfolio are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Portfolio’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of the Portfolio or the securities markets.
This Portfolio is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies (collectively “Policies”) offered by the separate accounts of various insurance companies. Portfolio shares may also be offered to qualified pension and retirement plans and accounts permitting accumulation of assets on a tax-deferred basis (“Eligible Plans”). Individuals may not purchase shares directly from the Portfolio.
Prospective investors should refer to the Portfolio’s prospectuses for a discussion of the Portfolio’s investment objective, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about the Portfolio, including management fees and other expenses. Please read it carefully before investing.

Letter to Shareholders
August 8, 2022 (Unaudited)
Dear Shareholder,
This year has brought a large measure of relief, hope and reflection on the pandemic and its impact on our families, our jobs and our world. It has also witnessed a remarkable rally in global equity markets, driven initially by investor expectations for an accelerated economic expansion and extended by surging corporate earnings and consumer spending.

“It remains essential, in our view, that investors consider the potential benefits of portfolio diversification that adapts to near-term market conditions while cultivating long-term opportunities.”
— Andrea L. Lisher

The global economic rebound that marked 2021 has been sapped of much of its strength in 2022 by accelerating inflation and rising interest rates, the conflict in Ukraine and the ongoing global impacts of the pandemic. The uncertain economic picture has proven to be particularly challenging for investors.
U.S. equity prices, which had largely led a decade-long rally in global equity, fell sharply in 2022 and turned in their worst first-half performance since 1970. In general, only select U.S. Treasury bonds and U.S. core fixed income saw increased investor demand amid the sell-off in equities.
In response to rising consumer and producer prices and tight labor markets, the U.S. Federal Reserve (the “Fed”) adopted an increasingly aggressive policy stance in 2022, raising its benchmark interest rate by 25 basis points in March, then by 50 basis points in May and by 75 basis points each in June and July. Meanwhile, U.S. gross domestic product fell by 1.6% in the first quarter of 2022 and by an estimated 0.9% in the second quarter.
However, corporate earnings and revenues have largely outpaced certain investor expectations in 2022 amid sustained strength in consumer demand and management efforts to hold down expenses and pass along higher input costs. Further economic resilience was seen in labor markets, where the jobless rate remained at 3.6% from February through June.
In 2022, investors are now facing economic and market circumstances unseen in decades. In the U.S., the highest inflation rate in 40 years and the Fed’s policy response have rattled both equity and fixed income markets. Concurrently, the conflict in Ukraine has constrained both energy supplies to Europe and grain shipments to a range of nations already under economic strain. The Fed and other leading central banks have acknowledged the risks of runaway inflation and have generally pledged to employ a flexible approach to counter those risks without squelching economic growth.
It remains essential, in our view, that investors consider the potential benefits of portfolio diversification that adapts to near-term market conditions, while cultivating long-term opportunities. J.P. Morgan Asset Management will seek to deliver superior client outcomes across a broad range of innovative solutions and risk management processes built on the same fundamental practices and principles that have driven our success for more than a century.
On behalf of J.P. Morgan Asset Management, thank you for entrusting us to manage your investment. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.
Sincerely yours,
Andrea L. Lisher
Head of Americas, Client
J.P. Morgan Asset Management

June 30, 2022	JPMorgan Insurance Trust	1

JPMorgan Insurance Trust U.S. Equity Portfolio
PORTFOLIO COMMENTARY
SIX MONTHS ENDED June 30, 2022 (Unaudited)
REPORTING PERIOD RETURN:
Portfolio (Class 1 Shares) *	(20.37)%
S&P 500 Index **	(19.96)%
Net Assets as of 6/30/2022 (In Thousands)	$122,106
INVESTMENT OBJECTIVE***
The JPMorgan Insurance Trust U.S. Equity Portfolio (the “Portfolio”) seeks to provide high total return from a portfolio of selected equity securities.
HOW DID THE MARKET PERFORM?
Equity markets turned in their worst first-half performance since 1970, amid accelerating inflation, pandemic lockdowns across China and the Russia’s invasion of Ukraine. By the end of June 2022, the S&P 500 had slumped into bear market territory – generally defined as a 20% or more decline since the last closing high.
The S&P 500 reached a new closing high on January 3, 2022, bolstered by record high corporate earnings, sales, cash flows, share repurchases and dividends. However, investor sentiment began to sour as accelerating inflation started to erode consumer confidence and raise expectations for an increase in benchmark interest rates by the U.S. Federal Reserve.
Russia’s invasion of Ukraine at the end of February 2022 initiated a sell-off in global financial markets that was further fueled by the highest U.S. inflation rate in more than 40 years. Equity prices recovered somewhat in March 2022 amid better-than-expected corporate earnings. However, the general trend in global financial markets was downward.
Within U.S. equity markets, prices for small cap stocks generally fell more than prices for mid cap and large cap stocks, growth stocks largely underperformed value stocks. For the six months ended June 30, 2022, the S&P 500 Index returned -19.96% and the Bloomberg U.S. Aggregate Index returned -10.35%.
WHAT WERE THE MAIN DRIVERS OF THE PORTFOLIO’S PERFORMANCE?
The Portfolio’s Class 1 Shares underperformed the S&P 500 Index (the “Benchmark”) for the six months ended June 30, 2022.
The Portfolio’s underweight position in the energy sector and its security selection in the basic materials sector were leading detractors from performance relative to the Benchmark, while the Portfolio’s security selection in both the pharmaceutical/medical technology and big banks & brokers sectors was a leading contributor to relative performance.
Leading individual detractors from relative performance included the Portfolio’s out-of-Benchmark positions in Shopify Inc. and Snap Inc. and its overweight position in Intuitive Surgical Inc. Shares of Shopify, an internet retailing platform operator, fell amid weakness among e-commerce stocks and after the company reported lower-than-expected earnings and revenue for the first quarter of 2022. Shares of Snap, an online camera platform and social media provider, fell after the company reported lower-than-expected quarterly results and forecast weakness in cash flow and revenue in 2022. Shares of Intuitive Surgical, a medical device manufacturer, fell amid lower-than-expected quarterly results and investor concerns about the impact of supply chain disruptions and the ongoing pandemic.
Leading individual contributors to relative performance included the Portfolio’s overweight positions in Bristol Myers Squibb Co., AbbVie Inc. and Northrop Grumman Corp. Shares of Bristol Myers Squibb, a pharmaceuticals manufacturer, rose after the company reported consecutive quarters of better-than-expected earnings. Shares of AbbVie, a pharmaceuticals maker, rose as the company reached settlements with various U.S. states to resolve legal claims against the company’s Allergan unit stemming from the opioid addition epidemic. Shares of Northrop Grumman, an aerospace and defense company, rose amid better-than-expected quarterly earnings and investor expectations that the defense sector will benefit from U.S. deliveries of military hardware to Ukraine’s military.
HOW WAS THE PORTFOLIO POSITIONED?
The portfolio managers employed a bottom-up fundamental approach to stock selection, researching companies to determine what the portfolio managers believed to be each company’s underlying value and potential for future earnings growth. As a result of the portfolio managers’ bottom-up fundamental approach to stock selection, the Portfolio’s largest overweight positions relative to the Benchmark were in the big banks & brokers and utilities sectors and its largest underweight positions were in the software & services and telecommunications sectors.

2	JPMorgan Insurance Trust	June 30, 2022

TOP TEN HOLDINGS OF THE PORTFOLIO AS OF June 30, 2022		PERCENT OF TOTAL INVESTMENTS
1.	Microsoft Corp.	7.6%
2.	Apple, Inc.	4.9
3.	Alphabet, Inc., Class A	4.2
4.	Amazon.com, Inc.	3.8
5.	AbbVie, Inc.	3.1
6.	McDonald's Corp.	2.6
7.	Mastercard, Inc., Class A	2.6
8.	NXP Semiconductors NV (China)	2.6
9.	NextEra Energy, Inc.	2.5
10.	Prologis, Inc.	2.4

PORTFOLIO COMPOSTION BY SECTOR AS OF June 30, 2022	PERCENT OF TOTAL INVESTMENTS
Information Technology	22.2%
Health Care	15.5
Consumer Discretionary	12.8
Industrials	11.7
Financials	9.5
Communication Services	8.9
Utilities	4.3
Energy	3.5
Consumer Staples	3.1
Materials	3.0
Real Estate	2.8
Short-Term Investments	2.7

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	"S&P 500 Index" is a registered service mark of Standard & Poor's Corporation, which does not sponsor, and is in no way affiliated with, the Portfolio.
***	The adviser seeks to achieve the Portfolio’s objective. There can be no guarantee it will be achieved.
June 30, 2022	JPMorgan Insurance Trust	3

JPMorgan Insurance Trust U.S. Equity Portfolio
PORTFOLIO COMMENTARY
SIX MONTHS ENDED June 30, 2022 (Unaudited) (continued)
AVERAGE ANNUAL TOTAL RETURNS AS OF June 30, 2022

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
Class 1 SHARES	March 30, 1995	(20.37)%	(10.23)%	12.25%	13.84%
Class 2 SHARES	August 16, 2006	(20.46)	(10.44)	11.97	13.56

*	Not annualized.
TEN YEAR PERFORMANCE  (6/30/12 TO 6/30/22)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.
The graph illustrates comparative performance for $10,000 invested in Class 1 Shares of the JPMorgan Insurance Trust U.S. Equity Portfolio and the S&P 500 Index from June 30, 2012 to June 30, 2022. The performance of the Portfolio assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the S&P 500 Index does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market. Investors cannot invest directly in an index.
Portfolio performance does not reflect any charges imposed by the Policies or Eligible Plans. If these charges were included, the returns would be lower than shown. Portfolio performance may reflect the waiver of the Portfolio’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

4	JPMorgan Insurance Trust	June 30, 2022

JPMorgan Insurance Trust U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2022  (Unaudited)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 96.9%
Aerospace & Defense — 2.1%
Howmet Aerospace, Inc.	8	238
Northrop Grumman Corp.	4	1,740
Raytheon Technologies Corp.	4	416
Textron, Inc.	3	201
		2,595
Air Freight & Logistics — 0.3%
FedEx Corp.	1	181
United Parcel Service, Inc., Class B	1	251
		432
Automobiles — 1.4%
General Motors Co. *	3	100
Rivian Automotive, Inc., Class A *	1	31
Tesla, Inc. *	3	1,593
		1,724
Banks — 4.8%
Bank of America Corp.	15	477
Fifth Third Bancorp	8	277
SVB Financial Group *	1	194
Truist Financial Corp.	50	2,362
US Bancorp	10	453
Wells Fargo & Co.	55	2,149
		5,912
Beverages — 2.3%
Coca-Cola Co. (The)	36	2,288
Constellation Brands, Inc., Class A	1	235
Monster Beverage Corp. *	3	256
		2,779
Biotechnology — 5.8%
AbbVie, Inc.	25	3,786
Biogen, Inc. *	1	163
BioMarin Pharmaceutical, Inc. *	1	111
Neurocrine Biosciences, Inc. *	2	147
Regeneron Pharmaceuticals, Inc. *	3	1,985
Sarepta Therapeutics, Inc. *	1	80
Vertex Pharmaceuticals, Inc. *	3	783
		7,055
Building Products — 1.1%
Trane Technologies plc	10	1,362
Capital Markets — 3.2%
Ameriprise Financial, Inc.	4	869
INVESTMENTS	SHARES (000)	VALUE ($000)

Capital Markets — continued
Morgan Stanley	21	1,587
S&P Global, Inc.	4	1,482
		3,938
Chemicals — 2.4%
DuPont de Nemours, Inc.	1	54
Eastman Chemical Co.	11	992
Linde plc (United Kingdom)	1	405
PPG Industries, Inc.	13	1,479
		2,930
Construction Materials — 0.6%
Vulcan Materials Co.	5	727
Consumer Finance — 0.3%
American Express Co.	2	323
Diversified Financial Services — 0.1%
Voya Financial, Inc.	2	111
Diversified Telecommunication Services — 1.6%
Verizon Communications, Inc.	38	1,928
Electric Utilities — 3.9%
Exelon Corp.	7	318
NextEra Energy, Inc.	40	3,058
Xcel Energy, Inc.	19	1,372
		4,748
Electrical Equipment — 2.0%
Eaton Corp. plc	20	2,466
Electronic Equipment, Instruments & Components — 0.2%
Keysight Technologies, Inc. *	2	224
Energy Equipment & Services — 1.1%
Baker Hughes Co.	45	1,299
Entertainment — 0.2%
Endeavor Group Holdings, Inc., Class A *	10	205
Equity Real Estate Investment Trusts (REITs) — 2.8%
Host Hotels & Resorts, Inc.	6	96
Prologis, Inc.	24	2,876
Sun Communities, Inc.	2	295
Ventas, Inc.	3	148
		3,415
Food Products — 0.2%
Mondelez International, Inc., Class A	4	259

SEE NOTES TO FINANCIAL STATEMENTS.
June 30, 2022	JPMorgan Insurance Trust	5

JPMorgan Insurance Trust U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Health Care Equipment & Supplies — 2.7%
Boston Scientific Corp. *	54	2,003
Intuitive Surgical, Inc. *	5	1,052
Zimmer Biomet Holdings, Inc.	2	194
		3,249
Health Care Providers & Services — 3.4%
Centene Corp. *	29	2,432
UnitedHealth Group, Inc.	3	1,713
		4,145
Hotels, Restaurants & Leisure — 3.6%
Booking Holdings, Inc. *	—	120
Chipotle Mexican Grill, Inc. *	—	231
Expedia Group, Inc. *	1	77
Hilton Worldwide Holdings, Inc.	—	27
Marriott International, Inc., Class A	6	754
McDonald's Corp.	13	3,166
		4,375
Household Durables — 0.1%
Toll Brothers, Inc.	3	123
Household Products — 0.4%
Colgate-Palmolive Co.	2	155
Procter & Gamble Co. (The)	2	345
		500
Insurance — 1.0%
Aon plc, Class A	1	173
Arthur J Gallagher & Co.	—	27
Progressive Corp. (The)	9	1,063
		1,263
Interactive Media & Services — 6.5%
Alphabet, Inc., Class A *	2	5,056
Alphabet, Inc., Class C *	1	1,468
Meta Platforms, Inc., Class A *	6	984
Snap, Inc., Class A *	30	391
		7,899
Internet & Direct Marketing Retail — 3.8%
Amazon.com, Inc. *	44	4,635
IT Services — 2.8%
Affirm Holdings, Inc. *	6	115
FleetCor Technologies, Inc. *	1	185
INVESTMENTS	SHARES (000)	VALUE ($000)

IT Services — continued
Mastercard, Inc., Class A	10	3,095
Shopify, Inc., Class A (Canada) *	3	89
		3,484
Life Sciences Tools & Services — 0.6%
Thermo Fisher Scientific, Inc.	1	708
Machinery — 2.6%
Deere & Co.	8	2,441
Dover Corp.	2	280
Ingersoll Rand, Inc.	7	280
Otis Worldwide Corp.	2	167
		3,168
Media — 0.4%
Charter Communications, Inc., Class A *	1	385
Comcast Corp., Class A	4	162
		547
Multiline Retail — 1.0%
Dollar General Corp.	5	1,217
Multi-Utilities — 0.4%
Ameren Corp.	4	361
CenterPoint Energy, Inc.	4	127
		488
Oil, Gas & Consumable Fuels — 2.3%
Chevron Corp.	3	471
ConocoPhillips	6	512
Diamondback Energy, Inc.	2	279
Pioneer Natural Resources Co.	7	1,601
		2,863
Personal Products — 0.2%
Estee Lauder Cos., Inc. (The), Class A	1	213
Pharmaceuticals — 3.0%
Bristol-Myers Squibb Co.	37	2,838
Eli Lilly & Co.	1	386
Johnson & Johnson	2	299
Merck & Co., Inc.	1	113
		3,636
Professional Services — 1.0%
Booz Allen Hamilton Holding Corp.	1	91
Leidos Holdings, Inc.	11	1,124
		1,215

SEE NOTES TO FINANCIAL STATEMENTS.
6	JPMorgan Insurance Trust	June 30, 2022

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Road & Rail — 2.5%
Lyft, Inc., Class A *	5	71
Norfolk Southern Corp.	9	2,122
Old Dominion Freight Line, Inc.	1	145
Uber Technologies, Inc. *	33	669
		3,007
Semiconductors & Semiconductor Equipment — 5.8%
Advanced Micro Devices, Inc. *	19	1,496
Analog Devices, Inc.	9	1,283
Lam Research Corp.	1	291
NVIDIA Corp.	2	315
NXP Semiconductors NV (China)	21	3,095
Teradyne, Inc.	7	625
		7,105
Software — 8.2%
Adobe, Inc. *	—	70
Coupa Software, Inc. *	2	104
DocuSign, Inc. *	2	83
Intuit, Inc.	1	270
Microsoft Corp.	36	9,286
Workday, Inc., Class A *	1	165
		9,978
Specialty Retail — 2.1%
Best Buy Co., Inc.	—	11
Burlington Stores, Inc. *	2	217
Lowe's Cos., Inc.	8	1,323
O'Reilly Automotive, Inc. *	1	977
TJX Cos., Inc. (The)	—	26
		2,554
INVESTMENTS	SHARES (000)	VALUE ($000)

Technology Hardware, Storage & Peripherals — 5.1%
Apple, Inc.	44	5,949
Seagate Technology Holdings plc	3	242
		6,191
Textiles, Apparel & Luxury Goods — 0.8%
NIKE, Inc., Class B	10	1,008
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc. *	2	308
Total Common Stocks (Cost $79,739)		118,311
Short Term Investments — 2.7%
Investment Companies — 2.7%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.31% (a) (b) (Cost $3,281)	3,281	3,281
Total Investments — 99.6% (Cost $83,020)		121,592
Other Assets Less Liabilities — 0.4%		514
NET ASSETS — 100.0%		122,106

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2022.
Futures contracts outstanding as of June 30, 2022 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	7	09/16/2022	USD	1,329	13

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.
June 30, 2022	JPMorgan Insurance Trust	7

STATEMENT OF ASSETS AND LIABILITIES
AS OF June 30, 2022  (Unaudited)
(Amounts in thousands, except per share amounts)
JPMorgan Insurance Trust U.S. Equity Portfolio
ASSETS:
Investments in non-affiliates, at value	$118,311
Investments in affiliates, at value	3,281
Deposits at broker for futures contracts	119
Receivables:
Investment securities sold	595
Portfolio shares sold	260
Dividends from non-affiliates	103
Dividends from affiliates	3
Securities lending income (See Note 2.B)	—(a)
Variation margin on futures contracts	82
Total Assets	122,754
LIABILITIES:
Payables:
Due to custodian	1
Investment securities purchased	533
Portfolio shares redeemed	8
Accrued liabilities:
Investment advisory fees	56
Administration fees	8
Distribution fees	3
Custodian and accounting fees	1
Other	38
Total Liabilities	648
Net Assets	$122,106 (a) Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.
8	JPMorgan Insurance Trust	June 30, 2022

JPMorgan Insurance Trust U.S. Equity Portfolio
NET ASSETS:
Paid-in-Capital	$ 81,401
Total distributable earnings (loss)	40,705
Total Net Assets:	$122,106
Net Assets:
Class 1	$108,584
Class 2	13,522
Total	$122,106
Outstanding units of beneficial interest (shares) (unlimited number of shares authorized, no par value):
Class 1	3,511
Class 2	444
Net Asset Value (a):
Class 1 — Offering and redemption price per share	$ 30.94
Class 2 — Offering and redemption price per share	30.44
Cost of investments in non-affiliates	$ 79,739
Cost of investments in affiliates	3,281

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
SEE NOTES TO FINANCIAL STATEMENTS.
June 30, 2022	JPMorgan Insurance Trust	9

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED June 30, 2022  (Unaudited)
(Amounts in thousands)
JPMorgan Insurance Trust U.S. Equity Portfolio
INVESTMENT INCOME:
Dividend income from non-affiliates	$ 959
Dividend income from affiliates	5
Income from securities lending (net) (See Note 2.B)	—(a)
Total investment income	964
EXPENSES:
Investment advisory fees	383
Administration fees	52
Distribution fees:
Class 2	19
Custodian and accounting fees	21
Professional fees	24
Trustees’ and Chief Compliance Officer’s fees	13
Printing and mailing costs	21
Transfer agency fees (See Note 2.F)	1
Other	16
Total expenses	550
Less fees waived	(2)
Net expenses	548
Net investment income (loss)	416
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	3,345
Futures contracts	(456)
Net realized gain (loss)	2,889
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(35,047)
Futures contracts	(4)
Change in net unrealized appreciation/depreciation	(35,051)
Net realized/unrealized gains (losses)	(32,162)
Change in net assets resulting from operations	$(31,746)

(a)	Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.
10	JPMorgan Insurance Trust	June 30, 2022

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED
(Amounts in thousands)
	JPMorgan Insurance Trust U.S. Equity Portfolio
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$ 416	$ 675
Net realized gain (loss)	2,889	20,036
Change in net unrealized appreciation/depreciation	(35,051)	17,509
Change in net assets resulting from operations	(31,746)	38,220
DISTRIBUTIONS TO SHAREHOLDERS:
Class 1	(17,774)	(6,770)
Class 2	(2,131)	(914)
Total distributions to shareholders	(19,905)	(7,684)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	13,483	(10,429)
NET ASSETS:
Change in net assets	(38,168)	20,107
Beginning of period	160,274	140,167
End of period	$122,106	$160,274
SEE NOTES TO FINANCIAL STATEMENTS.
June 30, 2022	JPMorgan Insurance Trust	11

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
(Amounts in thousands)
	JPMorgan Insurance Trust U.S. Equity Portfolio
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
CAPITAL TRANSACTIONS:
Class 1
Proceeds from shares issued	$ 25,490	$ 7,930
Distributions reinvested	17,774	6,769
Cost of shares redeemed	(31,652)	(20,119)
Change in net assets resulting from Class 1 capital transactions	11,612	(5,420)
Class 2
Proceeds from shares issued	2,059	809
Distributions reinvested	2,131	914
Cost of shares redeemed	(2,319)	(6,732)
Change in net assets resulting from Class 2 capital transactions	1,871	(5,009)
Total change in net assets resulting from capital transactions	$ 13,483	$(10,429)
SHARE TRANSACTIONS:
Class 1
Issued	633	192
Reinvested	537	170
Redeemed	(780)	(493)
Change in Class 1 Shares	390	(131)
Class 2
Issued	59	21
Reinvested	65	23
Redeemed	(60)	(167)
Change in Class 2 Shares	64	(123)
SEE NOTES TO FINANCIAL STATEMENTS.
12	JPMorgan Insurance Trust	June 30, 2022

THIS PAGE IS INTENTIONALLY LEFT BLANK
13

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED
	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Insurance Trust U.S. Equity Portfolio
Class 1
Six Months Ended June 30, 2022 (Unaudited)	$45.86	$0.13	$ (9.08)	$ (8.95)	$(0.21)	$(5.76)	$(5.97)
Year Ended December 31, 2021	37.40	0.20	10.44	10.64	(0.31)	(1.87)	(2.18)
Year Ended December 31, 2020	32.27	0.30	7.16	7.46	(0.26)	(2.07)	(2.33)
Year Ended December 31, 2019	26.63	0.26	7.81	8.07	(0.26)	(2.17)	(2.43)
Year Ended December 31, 2018	32.43	0.27	(1.93)	(1.66)	(0.27)	(3.87)	(4.14)
Year Ended December 31, 2017	27.03	0.26	5.69	5.95	(0.26)	(0.29)	(0.55)
Class 2
Six Months Ended June 30, 2022 (Unaudited)	45.14	0.08	(8.93)	(8.85)	(0.09)	(5.76)	(5.85)
Year Ended December 31, 2021	36.85	0.10	10.28	10.38	(0.22)	(1.87)	(2.09)
Year Ended December 31, 2020	31.83	0.22	7.05	7.27	(0.18)	(2.07)	(2.25)
Year Ended December 31, 2019	26.29	0.19	7.71	7.90	(0.19)	(2.17)	(2.36)
Year Ended December 31, 2018	32.08	0.20	(1.92)	(1.72)	(0.20)	(3.87)	(4.07)
Year Ended December 31, 2017	26.74	0.19	5.64	5.83	(0.20)	(0.29)	(0.49)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Total returns do not include charges that will be imposed by variable insurance contracts or by Eligible Plans. If these charges were reflected, returns would be lower than those shown.
(f)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(g)	Certain non-recurring expenses incurred by the Portfolio were not annualized for the period indicated.
SEE NOTES TO FINANCIAL STATEMENTS.
14	JPMorgan Insurance Trust	June 30, 2022

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(c)(d)(e)	Net assets, end of period (000's)	Net expenses(f)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$30.94	(20.37)%	$108,584	0.75(g)%	0.64(g)%	0.75(g)%	25%
45.86	29.34	143,135	0.74	0.48	0.74	48
37.40	25.26	121,611	0.76	0.94	0.76	66
32.27	31.75	101,127	0.78	0.88	0.79	69
26.63	(6.16)	84,126	0.74	0.89	0.79	95
32.43	22.28	97,287	0.75	0.89	0.79	91

30.44	(20.46)	13,522	1.00(g)	0.39(g)	1.00(g)	25
45.14	29.01	17,139	0.99	0.23	0.99	48
36.85	24.95	18,556	1.01	0.69	1.01	66
31.83	31.44	17,054	1.03	0.64	1.03	69
26.29	(6.42)	13,699	0.99	0.65	1.04	95
32.08	22.04	14,274	1.00	0.65	1.03	91
SEE NOTES TO FINANCIAL STATEMENTS.
June 30, 2022	JPMorgan Insurance Trust	15

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2022  (Unaudited)
(Dollar values in thousands)
1.  Organization
JPMorgan Insurance Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and is a Massachusetts business trust.
The following is a separate portfolio of the Trust (the “Portfolio”) covered by this report:
	Classes Offered	Diversification Classification
JPMorgan Insurance Trust U.S. Equity Portfolio	Class 1 and Class 2	Diversified
The investment objective of the Portfolio is to seek to provide high total return from a portfolio of selected equity securities.
Portfolio shares are offered only to separate accounts of participating insurance companies and Eligible Plans. Individuals may not purchase shares directly from the Portfolio.
All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency fees and distribution fees and each class has exclusive voting rights with respect to its distribution plan and administrative services plan.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as Adviser (the “Adviser”) and Administrator (the “Administrator”) to the Portfolio.
2.  Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The Portfolio is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A.  Valuation of Investments — Investments are valued in accordance with GAAP and the Portfolio's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the "Board"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
The Administrator has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Portfolio's investments. The Administrator implements the valuation policies of the Portfolio's investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Portfolio. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Portfolio are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Portfolio's investments are summarized into the three broad levels listed below.
•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•	Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•	Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
16	JPMorgan Insurance Trust	June 30, 2022

The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$121,592	$—	$—	$121,592
Appreciation in Other Financial Instruments
Futures Contracts (a)	$ 13	$—	$—	$ 13

(a)	Please refer to the SOI for specifics of portfolio holdings.
B.  Securities Lending — The Portfolio is authorized to engage in securities lending in order to generate additional income. The Portfolio is able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Portfolio, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in the Class IM Shares of the JPMorgan U.S. Government Money Market Fund and the Agency SL Class Shares of the JPMorgan Securities Lending Money Market Fund. The Portfolio retains the interest earned on cash collateral investments but is required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Portfolio). Upon termination of a loan, the Portfolio is required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Portfolio or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statement of Operations as Income from securities lending (net). The Portfolio also receives payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statement of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statement of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statement of Assets and Liabilities and details of collateral investments are disclosed on the SOI.
The Portfolio bears the risk of loss associated with the collateral investments and is not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Portfolio may incur losses that exceed the amount it earned on lending the security. Upon termination of a loan, the Portfolio may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Portfolio from losses resulting from a borrower’s failure to return a loaned security.
JPMIM voluntarily waived investment advisory fees charged to the Portfolio to reduce the impact of the cash collateral investment in the JPMorgan U.S. Government Money Market Fund from 0.13% to 0.06%. For the six months ended June 30, 2022, JPMIM waived fees associated with the Portfolio's investment in the JPMorgan U.S. Government Money Market Fund as follows:
$—(a)

(a)	Amount rounds to less than one thousand.
The above waiver is included in the determination of earnings on cash collateral investment and in the calculation of Citibank’s compensation and is included on the Statement of Operations as Income from securities lending (net).
June 30, 2022	JPMorgan Insurance Trust	17

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2022  (Unaudited) (continued)
(Dollar values in thousands)
The Portfolio did not have any securities out on loan at June 30, 2022.
C.  Investment Transactions with Affiliates — The Portfolio invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Portfolio may be considered an affiliate. For the purposes of the financial statements, the Portfolio assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the six months ended June 30, 2022
Security Description	Value at December 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2022	Shares at June 30, 2022	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 1.38% (a) (b)	$ 409	$ 3,435	$ 3,844	$—	$—	$ —	—	$ —(c)	$—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.31% (a) (b)	1,333	19,110	17,162	—	—	3,281	3,281	5	—
Total	$1,742	$22,545	$21,006	$—	$—	$3,281		$ 5	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2022.
(c)	Amount rounds to less than one thousand.
D.  Futures Contracts — The Portfolio used index futures contracts to gain or reduce exposure to the stock market, or maintain liquidity or minimize transaction costs. The Portfolio also purchased futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Portfolio is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Portfolio periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statement of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statement of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOI, while cash deposited, which is considered restricted, is recorded on the Statement of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statement of Assets and Liabilities.
The use of futures contracts exposes the Portfolio to equity price, foreign exchange and interest rate risks. The Portfolio may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Portfolio to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Portfolio to unlimited risk of loss. The Portfolio may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Portfolio's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Portfolio's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
The table below discloses the volume of the Portfolio's futures contracts activity during the six months ended June 30, 2022:

Futures Contracts:
Average Notional Balance Long	$1,646
Ending Notional Balance Long	1,329
18	JPMorgan Insurance Trust	June 30, 2022

E.  Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Portfolio first learns of the dividend.
To the extent such information is publicly available, the Portfolio records distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Portfolio adjusts the estimated amounts of the components of distributions (and consequently its net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.
F.  Allocation of Income and Expenses— Expenses directly attributable to the Portfolio are charged directly to the Portfolio, while the expenses attributable to more than one portfolio of the Trust are allocated among the applicable portfolios. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.
Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Portfolio for the six months ended June 30, 2022 are as follows:
	Class 1	Class 2	Total
Transfer agency fees	$1	$—(a)	$1

(a)	Amount rounds to less than one thousand.
G.  Federal Income Taxes — The Portfolio is treated as a separate taxable entity for Federal income tax purposes. The Portfolio's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. The Portfolio is also a segregated portfolio of assets for insurance purposes and intends to comply with the diversification requirements of Sub-chapter L of the Code. Management has reviewed the Portfolio's tax positions for all open tax years and has determined that as of June 30, 2022, no liability for Federal income tax is required in the Portfolio's financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Portfolio's Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
H.  Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid at least annually and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed  at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
3.  Fees and Other Transactions with Affiliates
A.  Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of the Portfolio and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate of 0.55% of the Portfolio's average daily net assets.
The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.E.
B.  Administration Fee — Pursuant to an Administration Agreement, the Administrator provides certain administration services to the Portfolio. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of the Portfolio's average daily net assets, plus 0.050% of the Portfolio's average daily net assets between $10 billion and $20 billion, plus 0.025% of the Portfolio's average daily net assets between $20 billion and $25 billion, plus 0.010% of the Portfolio's average daily net assets in excess of $25 billion. For the six months ended June 30, 2022, the effective annualized rate was 0.075% of the Portfolio's average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in Note 3.E.
June 30, 2022	JPMorgan Insurance Trust	19

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2022  (Unaudited) (continued)
(Dollar values in thousands)
JPMorgan Chase Bank, N.A. ("JPMCB"), a wholly-owned subsidiary of JPMorgan, serves as the Portfolio's sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.
C.  Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as the Portfolio's principal underwriter and promotes and arranges for the sale of the Portfolio's shares.
The Board has adopted a Distribution Plan (the “Distribution Plan”) for Class 2 Shares of the Portfolio pursuant to Rule 12b-1 under the 1940 Act. Class 1 Shares of the Portfolio do not charge a distribution fee. The Distribution Plan provides that the Portfolio shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at an annual rate of 0.25% of the average daily net assets of Class 2 Shares.
D.  Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Portfolio. For performing these services, the Portfolio pays JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Portfolio for custody and accounting services are included in Custodian and accounting fees on the Statement of Operations.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statement of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statement of Operations.
E.  Waivers and Reimbursements — The Adviser (for all share classes), Administrator (for all share classes) and/or JPMDS (for Class 2 Shares) have contractually agreed to waive fees and/or reimburse the Portfolio to the extent that total annual operating expenses of the Portfolio (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Portfolio's respective average daily net assets as shown in the table below:
Class 1	Class 2
0.80%	1.05%
The expense limitation agreement was in effect for the six months ended June 30, 2022 and the contractual expense limitation percentages in the table above are in place until at least April 30, 2023.
For the six months ended June 30, 2022, the Portfolio service providers did not waive fees and/or reimburse expenses for the Portfolio.
Additionally, the Portfolio may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The Adviser, Administrator and/or JPMDS, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the Portfolio's investment in such affiliated money market fund, except for investments of securities lending cash collateral. None of these parties expect the Portfolio to repay any such waived fees and/or reimbursed expenses in future years.
The amount of these waivers resulting from investments in these money market funds for the six months ended June 30, 2022 was $1.
Effective January 1, 2022, JPMIM voluntarily agreed to reimburse the Portfolio for the Trustee Fees paid to one of the interested Trustees. For the period January 1, 2022 through June 30, 2022 the amount of this waiver was $1.
F.  Other  — Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS.  Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Portfolio for serving in their respective roles.
The Board designated and appointed a Chief Compliance Officer to the Portfolio pursuant to Rule 38a-1 under the 1940 Act. The Portfolio, along with affiliated portfolios, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statement of Operations.
The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
The Securities and Exchange Commission ("SEC") has granted an exemptive order permitting the Portfolio to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
20	JPMorgan Insurance Trust	June 30, 2022

4.  Investment Transactions
During the six months ended June 30, 2022, purchases and sales of investments (excluding short-term investments) were as follows:
Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
$34,340	$43,436
5.  Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at June 30, 2022 were as follows:
Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$83,020	$42,912	$4,327	$38,585
As of December 31, 2021, the Portfolio did not have any net capital loss carryforwards.
6.  Borrowings
The Portfolio relies upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Portfolio to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Portfolio's borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to the Trust and may be relied upon by the Portfolio because the Portfolio and the series of the Trust are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Portfolio had no borrowings outstanding from another fund, or loans outstanding to another fund, during the six months ended June 30, 2022.
The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Portfolio. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Portfolio's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 31, 2022.
The Portfolio had no borrowings outstanding from the unsecured, uncommitted credit facility during the six months ended June 30, 2022.
The Trust, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), has entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing portfolio must have a minimum of $25 million in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a portfolio does not comply with the aforementioned requirements, the portfolio must remediate within three business days with respect to the $25 million minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.
Interest associated with any borrowing under the Credit Facility is charged to the borrowing portfolio at a rate of interest equal to 1.00% (the "Applicable Margin"), plus the greater of the federal funds effective rate or one month London Interbank Offered Rate ("LIBOR"). The annual commitment fee to maintain the Credit Facility is 0.15% and is incurred on the unused portion of the Credit Facility and is allocated to all participating portfolios pro rata based on their respective net assets. Effective August 9, 2022, the Credit Facility has been amended and restated for a term of 364 days, unless extended, and to include a change in the interest associated with any borrowing to the higher, on the day of the borrowing, of (a) the federal funds effective rate, or (b) the one-month Adjusted SOFR Rate plus Applicable Margin.
The Portfolio did not utilize the Credit Facility during the six months ended June 30, 2022.
June 30, 2022	JPMorgan Insurance Trust	21

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2022  (Unaudited) (continued)
(Dollar values in thousands)
7.  Risks, Concentrations and Indemnifications
In the normal course of business, the Portfolio enters into contracts that contain a variety of representations which provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against the Portfolio. However, based on experience, the Portfolio expects the risk of loss to be remote.
As of June 30, 2022, the Portfolio had three individual shareholder and/or non-affiliated omnibus accounts, which owned 64.1% of the Portfolio's outstanding shares.
Significant shareholder transactions by these shareholders may impact the Portfolio's performance and liquidity.
LIBOR is intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. On March 5, 2021, the U.K. Financial Conduct Authority ("FCA") publicly announced that (i) immediately after December 31, 2021, publication of the 1-week and 2-month U.S. Dollar LIBOR settings will permanently cease; (ii) immediately after June 30, 2023, publication of the overnight and 12-month U.S. Dollar LIBOR settings will permanently cease; and (iii) immediately after June 30, 2023, the 1-month, 3-month and 6-month U.S. Dollar LIBOR settings will cease to be provided or, subject to the FCA's consideration of the case, be provided on a synthetic basis and no longer be representative of the underlying market and economic reality they are intended to measure and that representativeness will not be restored. There is no assurance that the dates announced by the FCA will not change or that the administrator of LIBOR and/or regulators will not take further action that could impact the availability, composition or characteristics of LIBOR or the currencies and/or tenors for which LIBOR is published. In addition, certain regulated entities ceased entering into most new LIBOR contracts in connection with regulatory guidance or prohibitions. Public and private sector industry initiatives are currently underway to implement new or alternative reference rates to be used in place of LIBOR. There is no assurance that any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR prior to its discontinuance, unavailability or replacement, all of which may affect the value, volatility, liquidity or return on certain of the Portfolio's loans, notes, derivatives and other instruments or investments comprising some or all of the Portfolio's investments and result in costs incurred in connection with changing reference rates used for positions closing out positions and entering into new trades. Certain of the Portfolio's investments may transition from LIBOR prior to the dates announced by the FCA. The transition from LIBOR to alternative reference rates may result in operational issues for the Portfolio or its investments. No assurances can be given as to the impact of the LIBOR transition (and the timing of any such impact) on the Portfolio and its investments.
The Portfolio is subject to infectious disease epidemics/pandemics risk. The worldwide outbreak of COVID-19 has negatively affected economies, markets and individual companies throughout the world. The effects of this COVID-19 pandemic to public health, and business and market conditions, including among other things, reduced consumer demand and economic output, supply chain disruptions and increased government spending may continue to have a significant negative impact on the performance of the Portfolio's investments, increase the Portfolio's volatility, exacerbate other pre-existing political, social and economic risks to the Portfolio and negatively impact broad segments of businesses and populations. In addition, governments, their regulatory agencies, or self-regulatory organizations have taken or may take actions in response to the pandemic that affect the instruments in which the Portfolio invests, or the issuers of such instruments, in ways that could also have a significant negative impact on the Portfolio's investment performance. The duration and extent of COVID-19 and associated economic and market conditions and uncertainty over the long-term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which the associated conditions impact the Portfolio will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to frequent changes.
22	JPMorgan Insurance Trust	June 30, 2022

SCHEDULE OF SHAREHOLDER EXPENSES
(Unaudited)
Hypothetical $1,000 Investment
As a shareholder of the Portfolio, you incur ongoing costs, including investment advisory fees, administration fees, distribution fees (for Class 2 Shares) and other Portfolio expenses. Because the Portfolio is a funding vehicle for Policies and Eligible Plans you may also incur sales charges and other fees relating to the Policies or Eligible Plans. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio, but not the costs of the Policies or Eligible Plans, and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, January 1, 2022, and continued to hold your shares at the end of the reporting period, June 30, 2022.
Actual Expenses
For each Class of the Portfolio in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading titled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), or redemption fees or the costs associated with the Policies and Eligible Plans through which the Portfolio is held. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.
	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Insurance Trust U.S. Equity Portfolio
Class 1
Actual	$1,000.00	$ 796.30	$3.34	0.75%
Hypothetical	1,000.00	1,021.08	3.76	0.75
Class 2
Actual	1,000.00	795.40	4.45	1.00
Hypothetical	1,000.00	1,019.84	5.01	1.00

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
June 30, 2022	JPMorgan Insurance Trust	23

LIQUIDITY RISK MANAGEMENT PROGRAM
(Unaudited)
The JPMorgan Insurance Trust U.S. Equity Portfolio (the “Portfolio”) has adopted the J.P. Morgan Funds and J.P. Morgan Exchange-Traded Funds Amended and Restated Liquidity Risk Management Program (the “Program”) under Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”). The Program seeks to assess, manage and review the Portfolio’s Liquidity Risk. “Liquidity Risk” is defined as the risk that a portfolio could not meet requests to redeem shares issued by the portfolio without significant dilution of remaining investors’ interests in the portfolio. Among other things, the Liquidity Rule requires that a written report be provided to the Board of Trustees (the “Board”) on an annual basis that addresses the operation of the Program and assesses the adequacy and effectiveness of its implementation, including the operation of any Highly Liquid Investment Minimum (“HLIM”), where applicable, and any material changes to the Program.
The Board has appointed J.P. Morgan Asset Management’s Liquidity Risk Forum to be the program administrator for the Program (the “Program Administrator”). In addition to regular reporting at each of its quarterly meetings, on February 8, 2022, the Board reviewed the Program Administrator’s annual written report (the “Report”) concerning the operation of the Program for the period from January 1, 2021 through December 31, 2021 (the “Program Reporting Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including, where applicable, the operation of a portfolio’s HLIM. During the Program Reporting Period, the Program was amended, pursuant to an exemptive order from the Securities and Exchange Commission, to permit the Portfolio to use liquidity definitions and classification methodologies that differ from the requirements under the Liquidity Rule in some respects. The
Report discussed the implementation of these changes. No other material changes were made to the Program during the Program Reporting Period.
The Report summarized the operation of the Program and the information and factors considered by the Program Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Portfolio. Such information and factors included, among other things: (1) the liquidity risk framework used to assess, manage, and periodically review each portfolio’s Liquidity Risk and the results of this assessment; (2) the methodology and inputs for classifying the investments of a portfolio into one of the required liquidity categories that reflect an estimate of the liquidity of those investments under current market conditions; (3) whether a portfolio invested primarily in “Highly Liquid Investments” (as defined or modified under the Program), as well as whether an HLIM should be established for a portfolio (and, for portfolios that have adopted an HLIM, whether the HLIM continues to be appropriate or whether a portfolio has invested below its HLIM) and the procedures for monitoring for any HLIM; (4) whether a portfolio invested more than 15% of its assets in “Illiquid Investments” (as defined or modified under the Program) and the procedures for monitoring for this limit; ; and (5) specific liquidity events arising during the Program Reporting Period. The Report further summarized the conditions of the exemptive order.
Based on this review, the Report concluded that: (1) the Program continues to be reasonably designed to effectively assess and manage the Portfolio’s Liquidity Risk; and (2) the Program has been adequately and effectively implemented with respect to the Portfolio during the Program Reporting Period.
24	JPMorgan Insurance Trust	June 30, 2022

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of  JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.
Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a portfolio prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.
The Portfolio files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its report on Form N-PORT. The Portfolio’s Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. The Portfolio's quarterly holdings can be found by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.
A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s holdings is available in the prospectuses and Statement of Additional Information.
A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Portfolio’s website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Portfolio to the Adviser. A copy of the Portfolio’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Portfolio’s website at www.jpmorganfunds.com no later than August 31 of each year. The Portfolio’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2022. All rights reserved. June 2022.	SAN-JPMITUSEP-622

Semi-Annual Report
JPMorgan Insurance Trust
June 30, 2022  (Unaudited)
JPMorgan Insurance Trust Income Builder Portfolio

Investments in the Portfolio are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Portfolio’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of the Portfolio or the securities markets.
This Portfolio is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies (collectively “Policies”) offered by the separate accounts of various insurance companies. Portfolio shares may also be offered to qualified pension and retirement plans and accounts permitting accumulation of assets on a tax-deferred basis (“Eligible Plans”). Individuals may not purchase shares directly from the Portfolio.
Prospective investors should refer to the Portfolio’s prospectuses for a discussion of the Portfolio’s investment objective, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about the Portfolio, including management fees and other expenses. Please read it carefully before investing.

Letter to Shareholders
August 8, 2022 (Unaudited)
Dear Shareholder,
This year has brought a large measure of relief, hope and reflection on the pandemic and its impact on our families, our jobs and our world. It has also witnessed a remarkable rally in global equity markets, driven initially by investor expectations for an accelerated economic expansion and extended by surging corporate earnings and consumer spending.

“It remains essential, in our view, that investors consider the potential benefits of portfolio diversification that adapts to near-term market conditions while cultivating long-term opportunities.”
— Andrea L. Lisher

The global economic rebound that marked 2021 has been sapped of much of its strength in 2022 by accelerating inflation and rising interest rates, the conflict in Ukraine and the ongoing global impacts of the pandemic. The uncertain economic picture has proven to be particularly challenging for investors.
U.S. equity prices, which had largely led a decade-long rally in global equity, fell sharply in 2022 and turned in their worst first-half performance since 1970. In general, only select U.S. Treasury bonds and U.S. core fixed income saw increased investor demand amid the sell-off in equities.
In response to rising consumer and producer prices and tight labor markets, the U.S. Federal Reserve (the “Fed”) adopted an increasingly aggressive policy stance in 2022, raising its benchmark interest rate by 25 basis points in March, then by 50 basis points in May and by 75 basis points each in June and July. Meanwhile, U.S. gross domestic product fell by 1.6% in the first quarter of 2022 and by an estimated 0.9% in the second quarter.
However, corporate earnings and revenues have largely outpaced certain investor expectations in 2022 amid sustained strength in consumer demand and management efforts to hold down expenses and pass along higher input costs. Further economic resilience was seen in labor markets, where the jobless rate remained at 3.6% from February through June.
In 2022, investors are now facing economic and market circumstances unseen in decades. In the U.S., the highest inflation rate in 40 years and the Fed’s policy response have rattled both equity and fixed income markets. Concurrently, the conflict in Ukraine has constrained both energy supplies to Europe and grain shipments to a range of nations already under economic strain. The Fed and other leading central banks have acknowledged the risks of runaway inflation and have generally pledged to employ a flexible approach to counter those risks without squelching economic growth.
It remains essential, in our view, that investors consider the potential benefits of portfolio diversification that adapts to near-term market conditions, while cultivating long-term opportunities. J.P. Morgan Asset Management will seek to deliver superior client outcomes across a broad range of innovative solutions and risk management processes built on the same fundamental practices and principles that have driven our success for more than a century.
On behalf of J.P. Morgan Asset Management, thank you for entrusting us to manage your investment. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.
Sincerely yours,
Andrea L. Lisher
Head of Americas, Client
J.P. Morgan Asset Management

June 30, 2022	JPMorgan Insurance Trust	1

JPMorgan Insurance Trust Income Builder Portfolio
PORTFOLIO COMMENTARY
SIX MONTHS ENDED June 30, 2022 (Unaudited)
REPORTING PERIOD RETURN:
Portfolio (Class 2 Shares) *	(13.50)%
MSCI World Index (net total return)	(20.51)%
60% MSCI World Index (net total return) / 40% Bloomberg U.S. Aggregate Index (formerly known as Income Builder Composite Benchmark)	(16.47)%
Net Assets as of 6/30/2022 (In Thousands)	$94,009
INVESTMENT OBJECTIVE**
The JPMorgan Insurance Trust Income Builder Portfolio (the “Portfolio”) seeks to maximize income while maintaining prospects for capital appreciation.
HOW DID THE MARKET PERFORM?
Equity markets turned in their worst first-half performance since 1970, amid accelerating inflation, pandemic lockdowns across China and the Russian invasion of Ukraine. By the end of June 2022, the S&P 500 had slumped into bear market territory – generally defined as a 20% or more decline since the last closing high.
The S&P 500 reached a new closing high on January 3, 2022, bolstered by record high corporate earnings, sales, cash flows, share repurchases and dividends. However, investor sentiment began to sour as accelerating inflation started to erode consumer confidence and raise expectations for an increase in benchmark interest rates by the U.S. Federal Reserve.
Russia’s invasion of Ukraine at the end of February 2022 initiated a sell-off in global financial markets that was further fueled by the highest U.S. inflation rate in more than 40 years. Equity prices recovered somewhat in March 2022 amid better-than-expected corporate earnings. However, the general trend in global financial markets was downward.
Within U.S. equity markets, prices for small cap stocks generally fell more than prices for mid cap and large cap stocks, growth stocks largely underperformed value stocks. For the six months ended June 30, 2022, the S&P 500 Index returned -19.96% and the Bloomberg U.S. Aggregate Index returned -10.35%.
WHAT WERE THE MAIN DRIVERS OF THE PORTFOLIO’S PERFORMANCE?
The Portfolio’s Class 2 Shares outperformed both the MSCI World Index (net total return) (the “Benchmark”) and the combined 60% MSCI World Index / 40% Bloomberg U.S. Aggregate Index (the “Composite”), for the six months ended June 30, 2022.
The Portfolio’s allocation to emerging market equity detracted from performance relative to the Benchmark, which does not hold any emerging market equity.
Relative to the Composite, the Portfolio’s allocation to non-U.S. equities and its allocation to government bonds were leading detractors from performance. The Portfolio’s overweight allocations to high-dividend stocks in the U.S. were leading contributors to relative performance, as those asset classes outperformed emerging markets equity and fixed income assets, including government bonds.
HOW WAS THE PORTFOLIO POSITIONED?
During the reporting period, the Portfolio was positioned to tactically pursue income. During the majority of the reporting period, the portfolio managers decreased the Fund’s overall equity allocation, specifically within international developed market equities. The portfolio managers also increased their

2	JPMorgan Insurance Trust	June 30, 2022

allocation to equity-linked notes, focusing on notes linked to a U.S. small cap index and U.S. large cap index, and maintained their allocation to credit and preferred stocks.
TOP TEN POSITIONS OF THE PORTFOLIO AS OF June 30, 2022		PERCENT OF TOTAL INVESTMENTS
1.	JPMorgan High Yield Research Enhanced ETF	6.0%
2.	JPMorgan Equity Premium Income ETF	2.6
3.	JPMorgan Equity Income Fund, Class R6	1.7
4.	JPMorgan Floating Rate Income Fund, Class R6	1.1
5.	Citigroup Global Markets Holdings, Inc., ELN, 8.00%, 8/31/2022, (linked to NASDAQ 100 Stock Index) 8.00, 8/31/2022	1.0
6.	Credit Suisse AG, ELN, 8.00%, 8/24/2022, (linked to NASDAQ 100 Stock Index) 8.00, 8/24/2022 (Switzerland)	1.0
7.	National Bank of Canada, ELN, 7.50%, 8/17/2022, (linked to Russell 2000 Index) 7.50, 8/17/2022 (Canada)	1.0
8.	Societe Generale SA, ELN, 7.50%, 8/10/2022, (linked to Russell 2000 Index) 7.50, 8/10/2022 (France)	1.0
9.	Barclays Bank plc, ELN, 7.00%, 8/3/2022, (linked to Russell 2000 Index) 7.00, 8/03/2022 (United Kingdom)	1.0
10.	BNP Paribas Issuance BV, ELN, 7.00%, 7/27/2022, (linked to Russell 2000 Index) 7.00, 8/03/2022 (France)	1.0

PORTFOLIO COMPOSITION BY ASSET CLASS AS OF June 30, 2022	PERCENT OF TOTAL INVESTMENTS
Common Stocks	38.4%
Corporate Bonds	34.2
Exchange-Traded Funds	8.6
Equity-Linked Notes	6.9
Investment Companies	2.8
Commercial Mortgage-Backed Securities	2.1
Collateralized Mortgage Obligations	1.0
Others (each less than 1.0%)	2.3
Short-Term Investments	3.7
ELN Equity-Linked Note
ETF Exchange-Traded Fund

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Portfolio’s objective. There can be no guarantee it will be achieved.
June 30, 2022	JPMorgan Insurance Trust	3

JPMorgan Insurance Trust Income Builder Portfolio
PORTFOLIO COMMENTARY
SIX MONTHS ENDED June 30, 2022 (Unaudited) (continued)
AVERAGE ANNUAL TOTAL RETURNS AS OF June 30, 2022

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	SINCE INCEPTION
Class 1 SHARES	December 9, 2014	(13.38)%	(11.52)%	2.72%	3.37%
Class 2 SHARES	December 9, 2014	(13.50)	(11.71)	2.46	3.11

*	Not annualized.
LIFE OF PORTFOLIO PERFORMANCE  (12/9/14 TO 6/30/22)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.
The Portfolio commenced operations on December 9, 2014.
The graph illustrates comparative performance for $10,000 invested in Class 2 Shares of the JPMorgan Insurance Trust Income Builder Portfolio, the MSCI World Index (net total return), the Bloomberg U.S. Aggregate Index and the 60% MSCI World Index (net total return) / 40% Bloomberg U.S. Aggregate Index from December 9, 2014 to June 30, 2022. The performance of the Portfolio assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the MSCI World Index (net total return), the Bloomberg U.S. Aggregate Index and the 60% MSCI World Index (net total return)/40% Bloomberg U.S. Aggregate Index do not reflect the deduction of expenses associated with a mutual fund and have been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The MSCI World Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The Bloomberg U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The 60% MSCI World Index (net total return)/40% Bloomberg U.S. Aggregate Index  is a customized blend of unmanaged indices.
Portfolio performance does not reflect any charges imposed by the Policies or Eligible Plans. If these charges were included, the returns would be lower than shown. Portfolio performance may reflect the waiver of the Portfolio’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

4	JPMorgan Insurance Trust	June 30, 2022

JPMorgan Insurance Trust Income Builder Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2022  (Unaudited)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 38.2%
Australia — 0.8%
Adbri Ltd.	7	11
AGL Energy Ltd.	15	84
Alumina Ltd.	21	21
APA Group	3	25
Bendigo & Adelaide Bank Ltd.	5	32
BHP Group Ltd.	6	161
Charter Hall Long Wale, REIT	8	25
CSR Ltd.	8	22
Dexus, REIT	6	35
Glencore plc *	10	55
Goodman Group, REIT	3	36
Insignia Financial Ltd.	16	29
Mirvac Group, REIT	19	26
Rio Tinto plc	2	127
Sonic Healthcare Ltd.	1	34
Telstra Corp. Ltd.	8	22
Woodside Energy Group Ltd.	2	46
Woodside Energy Group Ltd.	—	—
		791
Austria — 0.1%
ANDRITZ AG	1	22
BAWAG Group AG * (a)	—	22
Erste Group Bank AG	—	13
Mondi plc	1	22
OMV AG	1	25
		104
Belgium — 0.2%
Ageas SA	1	22
Cofinimmo SA, REIT	—	26
Euronav NV	2	22
KBC Group NV	—	16
Proximus SADP	1	19
Shurgard Self Storage SA	—	20
Telenet Group Holding NV	1	9
Warehouses De Pauw CVA, REIT	1	29
		163
Brazil — 0.2%
B3 SA - Brasil Bolsa Balcao	42	88
BB Seguridade Participacoes SA	5	27
Itau Unibanco Holding SA (Preference) *	10	43
Yara International ASA	1	26
		184
INVESTMENTS	SHARES (000)	VALUE ($000)

Canada — 2.5%
Algonquin Power & Utilities Corp.	2	25
Allied Properties, REIT	2	43
AltaGas Ltd.	1	19
Atco Ltd., Class I	1	23
Bank of Nova Scotia (The)	1	65
Barrick Gold Corp. (b)	3	60
BCE, Inc.	2	99
Canadian Imperial Bank of Commerce	1	66
Canadian National Railway Co.	1	129
Canadian Tire Corp. Ltd., Class A	—	31
Canadian Utilities Ltd., Class A (b)	3	102
Capital Power Corp.	1	26
Chartwell Retirement Residences	2	19
Emera, Inc.	1	28
Enbridge, Inc.	3	106
Fortis, Inc.	2	105
Gibson Energy, Inc.	1	23
Great-West Lifeco, Inc.	3	69
Hydro One Ltd. (a)	4	106
IGM Financial, Inc.	2	49
Keyera Corp.	1	26
Manulife Financial Corp.	4	70
Northland Power, Inc.	1	22
Nutrien Ltd.	1	70
Pembina Pipeline Corp.	3	105
Power Corp. of Canada	3	68
Restaurant Brands International, Inc.	1	70
Rogers Communications, Inc., Class B	2	73
Shaw Communications, Inc., Class B	3	82
Sienna Senior Living, Inc.	2	22
Superior Plus Corp.	2	22
TC Energy Corp.	5	270
TELUS Corp.	4	97
Thomson Reuters Corp.	—	26
Toronto-Dominion Bank (The)	2	118
TransAlta Renewables, Inc.	2	21
		2,355
Chile — 0.0% ^
Banco Santander Chile, ADR	2	31
China — 1.9%
China Construction Bank Corp., Class H	217	146
China Merchants Bank Co. Ltd., Class H	23	157
China Pacific Insurance Group Co. Ltd., Class H	34	85

SEE NOTES TO FINANCIAL STATEMENTS.
June 30, 2022	JPMorgan Insurance Trust	5

JPMorgan Insurance Trust Income Builder Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
China — continued
China Petroleum & Chemical Corp., Class H	142	64
China Resources Land Ltd.	20	94
Fuyao Glass Industry Group Co. Ltd., Class A	3	18
Fuyao Glass Industry Group Co. Ltd., Class H (a)	6	28
Guangdong Investment Ltd.	32	34
Haier Smart Home Co. Ltd., Class H	38	141
Huayu Automotive Systems Co. Ltd., Class A	19	66
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	22	127
Joyoung Co. Ltd., Class A	8	22
Midea Group Co. Ltd., Class A	11	101
NetEase, Inc.	6	121
Ping An Insurance Group Co. of China Ltd., Class H	16	107
Postal Savings Bank of China Co. Ltd., Class H (a)	121	96
Tingyi Cayman Islands Holding Corp.	56	96
Topsports International Holdings Ltd. (a)	36	33
Wilmar International Ltd.	16	46
Wuliangye Yibin Co. Ltd., Class A	1	42
Xinyi Glass Holdings Ltd.	26	64
Xinyi Solar Holdings Ltd.	28	43
Yum China Holdings, Inc.	1	34
Zhejiang Supor Co. Ltd., Class A	7	55
		1,820
Denmark — 0.5%
AP Moller - Maersk A/S, Class B	—	63
Carlsberg A/S, Class B	1	133
D/S Norden A/S	1	22
Novo Nordisk A/S, Class B	2	222
Topdanmark A/S	—	14
		454
Finland — 0.4%
Elisa OYJ	1	54
Fortum OYJ	1	19
Nordea Bank Abp	18	164
Orion OYJ, Class B	2	73
Sampo OYJ, Class A	1	27
Wartsila OYJ Abp	5	36
		373
France — 1.4%
Air Liquide SA	—	51
AXA SA	2	38
BNP Paribas SA	1	49
Capgemini SE	—	62
INVESTMENTS	SHARES (000)	VALUE ($000)

France — continued
Carrefour SA	1	17
Cie de Saint-Gobain	—	19
Covivio, REIT	—	21
Credit Agricole SA	5	44
Danone SA	2	82
Engie SA	3	31
Eutelsat Communications SA	2	21
Gaztransport Et Technigaz SA	—	26
Klepierre SA, REIT *	3	66
L'Oreal SA	—	46
LVMH Moet Hennessy Louis Vuitton SE	—	160
Orange SA	5	64
Publicis Groupe SA *	1	30
Rexel SA	1	17
Rubis SCA	1	17
Sanofi	1	63
Societe Generale SA	1	24
TotalEnergies SE	3	146
Vinci SA	2	192
Vivendi SE	6	60
		1,346
Germany — 1.3%
Allianz SE (Registered)	1	237
Aroundtown SA	10	31
BASF SE	1	40
Bayer AG (Registered)	—	11
Bayerische Motoren Werke AG	—	36
Covestro AG (a)	1	29
Deutsche Post AG (Registered)	4	141
Deutsche Telekom AG (Registered)	9	170
E.ON SE	2	19
Evonik Industries AG	1	15
Freenet AG	1	28
LEG Immobilien SE	—	38
Mercedes-Benz Group AG	1	46
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	1	151
Telefonica Deutschland Holding AG	36	104
Uniper SE	1	12
Vonovia SE	3	100
		1,208
Hong Kong — 0.6%
CK Asset Holdings Ltd.	5	36

SEE NOTES TO FINANCIAL STATEMENTS.
6	JPMorgan Insurance Trust	June 30, 2022

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Hong Kong — continued
CK Infrastructure Holdings Ltd.	4	21
CLP Holdings Ltd.	3	21
Hang Lung Properties Ltd.	8	15
Hang Seng Bank Ltd.	3	58
HK Electric Investments & HK Electric Investments Ltd. (a)	7	6
HKBN Ltd.	19	22
HKT Trust & HKT Ltd.	49	66
Hong Kong Exchanges & Clearing Ltd.	2	119
New World Development Co. Ltd.	9	32
PCCW Ltd.	43	23
Power Assets Holdings Ltd.	4	25
VTech Holdings Ltd.	4	33
WH Group Ltd. (a)	28	22
Yue Yuen Industrial Holdings Ltd.	16	21
		520
India — 0.3%
Infosys Ltd., ADR	13	238
Indonesia — 0.3%
Bank Rakyat Indonesia Persero Tbk. PT	493	137
Telkom Indonesia Persero Tbk. PT, ADR	5	151
		288
Italy — 0.6%
A2A SpA	42	53
ACEA SpA	1	15
Assicurazioni Generali SpA	3	55
Banca Generali SpA	1	18
Banca Mediolanum SpA	8	51
Enav SpA * (a)	1	5
Enel SpA	10	54
Eni SpA	3	37
ERG SpA	—	9
Hera SpA	5	14
Intesa Sanpaolo SpA	35	66
Iren SpA *	9	20
Italgas SpA	4	22
Mediobanca Banca di Credito Finanziario SpA	2	18
Poste Italiane SpA (a)	2	20
Snam SpA	5	25
Terna - Rete Elettrica Nazionale	3	26
INVESTMENTS	SHARES (000)	VALUE ($000)

Italy — continued
UniCredit SpA	3	24
Unipol Gruppo SpA	3	14
		546
Japan — 2.1%
Aozora Bank Ltd.	2	47
ARTERIA Networks Corp.	2	17
Bridgestone Corp.	3	117
Chubu Electric Power Co., Inc.	2	24
Chugoku Electric Power Co., Inc. (The)	3	19
Dai Nippon Printing Co. Ltd.	2	36
Daiwa House Industry Co. Ltd.	1	23
Daiwa House REIT Investment Corp., REIT	—	29
Electric Power Development Co. Ltd.	4	68
ENEOS Holdings, Inc.	6	21
FANUC Corp.	1	94
Frontier Real Estate Investment Corp., REIT	—	19
Hokkaido Electric Power Co., Inc.	3	11
Honda Motor Co. Ltd.	3	72
Idemitsu Kosan Co. Ltd.	2	36
Japan Metropolitan Fund Investment Corp., REIT	—	76
Japan Post Holdings Co. Ltd.	8	59
Japan Tobacco, Inc.	2	38
Kansai Electric Power Co., Inc. (The)	7	69
KDDI Corp.	1	38
Konica Minolta, Inc.	12	41
Kyushu Railway Co.	2	40
Mitsubishi Chemical Holdings Corp.	12	63
Mitsui Fudosan Logistics Park, Inc., REIT	—	23
Nippon Accommodations Fund, Inc., REIT	—	45
Nippon Building Fund, Inc., REIT	—	40
Nippon Prologis REIT, Inc., REIT	—	34
Nippon Telegraph & Telephone Corp.	3	75
Okinawa Electric Power Co., Inc. (The)	2	15
Osaka Gas Co. Ltd.	—	8
Shikoku Electric Power Co., Inc.	1	5
Shin-Etsu Chemical Co. Ltd.	1	90
SoftBank Corp.	8	89
Sumitomo Forestry Co. Ltd.	1	14
Takeda Pharmaceutical Co. Ltd.	2	59
Tohoku Electric Power Co., Inc.	10	54
Tokio Marine Holdings, Inc.	2	111
Tokyo Electron Ltd.	—	98
Tokyo Gas Co. Ltd.	1	17
SEE NOTES TO FINANCIAL STATEMENTS.
June 30, 2022	JPMorgan Insurance Trust	7

JPMorgan Insurance Trust Income Builder Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Japan — continued
Toyota Motor Corp.	5	85
United Urban Investment Corp., REIT	—	19
		1,938
Luxembourg — 0.0% ^
Intelsat SA ‡ *	—	9
SES SA, ADR	3	24
		33
Mexico — 0.4%
Bolsa Mexicana de Valores SAB de CV	6	11
Grupo Financiero Banorte SAB de CV, Class O	26	143
Grupo Mexico SAB de CV	11	47
Kimberly-Clark de Mexico SAB de CV, Class A	21	28
Wal-Mart de Mexico SAB de CV	48	165
		394
Netherlands — 0.5%
ABN AMRO Bank NV, CVA (a)	2	16
ASML Holding NV	—	106
ASR Nederland NV	—	18
CTP NV (a)	2	26
Flow Traders (a)	—	9
ING Groep NV	3	29
Koninklijke Ahold Delhaize NV	1	32
Koninklijke KPN NV	13	47
NN Group NV	1	21
OCI NV	1	20
PostNL NV (b)	6	18
Randstad NV	1	22
Shell plc	4	107
		471
New Zealand — 0.1%
Contact Energy Ltd.	9	41
Spark New Zealand Ltd.	23	69
		110
Norway — 0.3%
Aker BP ASA	1	18
DNB Bank ASA	3	60
Elmera Group ASA (a)	5	10
Equinor ASA	1	44
FLEX LNG Ltd.	—	6
Gjensidige Forsikring ASA	1	22
Lundin Energy MergerCo AB ‡ *	1	28
INVESTMENTS	SHARES (000)	VALUE ($000)

Norway — continued
Norsk Hydro ASA	4	23
SFL Corp. Ltd.	3	25
Telenor ASA	6	85
		321
Poland — 0.1%
Powszechny Zaklad Ubezpieczen SA	7	48
Portugal — 0.1%
EDP - Energias de Portugal SA	4	21
Galp Energia SGPS SA	2	29
Jeronimo Martins SGPS SA	1	15
Navigator Co. SA (The)	3	12
NOS SGPS SA	6	23
Redes Energeticas Nacionais SGPS SA	4	12
		112
Russia — 0.0% ^
Moscow Exchange MICEX-RTS PJSC ‡ *	22	1
Severstal PAO, GDR ‡ (a)	1	—
Severstal PAO, GDR ‡ (a)	—	—
		1
Saudi Arabia — 0.1%
Al Rajhi Bank	3	65
Singapore — 0.3%
Ascendas, REIT	15	30
BW LPG Ltd. (a)	4	28
CapitaLand Integrated Commercial Trust, REIT	40	62
DBS Group Holdings Ltd.	5	109
Digital Core REIT Management Pte. Ltd., REIT *	23	18
Keppel Infrastructure Trust	40	17
NetLink NBN Trust (a)	30	21
Singapore Telecommunications Ltd.	13	24
StarHub Ltd.	16	14
		323
South Africa — 0.3%
Anglo American plc	2	79
AVI Ltd.	3	11
Bid Corp. Ltd.	1	26
Sanlam Ltd.	16	52
SPAR Group Ltd. (The)	1	5
Standard Bank Group Ltd.	6	61
Vodacom Group Ltd.	10	81
		315

SEE NOTES TO FINANCIAL STATEMENTS.
8	JPMorgan Insurance Trust	June 30, 2022

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
South Korea — 0.5%
ESR Kendall Square REIT Co. Ltd., REIT	7	28
Korea Gas Corp.	—	10
LG Uplus Corp.	2	20
NCSoft Corp.	—	21
Samsung Electronics Co. Ltd.	8	359
SK Telecom Co. Ltd., ADR	1	16
		454
Spain — 1.1%
Acerinox SA *	2	24
ACS Actividades de Construccion y Servicios SA	1	17
Atlantica Sustainable Infrastructure plc	1	21
Banco Bilbao Vizcaya Argentaria SA	9	40
Banco Santander SA	14	39
CaixaBank SA	9	31
Cellnex Telecom SA (a)	1	35
Cia de Distribucion Integral Logista Holdings SA	1	18
Enagas SA	4	101
Endesa SA	5	86
Iberdrola SA	20	210
Mapfre SA	7	13
Merlin Properties Socimi SA, REIT	3	33
Naturgy Energy Group SA	4	115
Red Electrica Corp. SA	3	57
Repsol SA	5	75
Telefonica SA *	—	1
Telefonica SA	25	126
		1,042
Sweden — 0.5%
Boliden AB	1	28
Boliden AB *	1	2
Skandinaviska Enskilda Banken AB, Class A	2	23
SSAB AB, Class B	5	20
Svenska Handelsbanken AB, Class A	2	21
Tele2 AB, Class B	9	97
Telia Co. AB	10	36
Volvo AB, Class B	13	209
		436
Switzerland — 0.5%
Novartis AG (Registered)	2	154
OC Oerlikon Corp. AG (Registered)	2	13
Swisscom AG (Registered)	—	23
INVESTMENTS	SHARES (000)	VALUE ($000)

Switzerland — continued
UBS Group AG (Registered)	3	48
Zurich Insurance Group AG	—	207
		445
Taiwan — 0.9%
Accton Technology Corp.	4	31
ASE Technology Holding Co. Ltd.	17	43
Chailease Holding Co. Ltd.	5	35
Chicony Electronics Co. Ltd.	1	2
Delta Electronics, Inc.	8	60
MediaTek, Inc.	2	49
Mega Financial Holding Co. Ltd.	18	21
Novatek Microelectronics Corp.	7	67
President Chain Store Corp.	10	93
Quanta Computer, Inc.	9	24
Realtek Semiconductor Corp.	4	44
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	—	39
Taiwan Semiconductor Manufacturing Co. Ltd.	21	336
Vanguard International Semiconductor Corp.	11	29
Wiwynn Corp.	—	7
		880
Thailand — 0.1%
Siam Cement PCL (The) (Registered)	4	42
United Kingdom — 2.3%
Admiral Group plc	1	16
AstraZeneca plc	1	122
Aviva plc	5	24
Barclays plc	24	45
Barratt Developments plc	13	74
Berkeley Group Holdings plc *	—	24
BP plc	28	131
Centrica plc *	23	22
Coca-Cola Europacific Partners plc	1	43
Diageo plc	2	77
Direct Line Insurance Group plc	24	73
Drax Group plc	2	16
Grafton Group plc	1	12
Hays plc	12	17
Howden Joinery Group plc	2	18
HSBC Holdings plc	13	85
IG Group Holdings plc	1	6
Imperial Brands plc	3	79
InterContinental Hotels Group plc	1	74
SEE NOTES TO FINANCIAL STATEMENTS.
June 30, 2022	JPMorgan Insurance Trust	9

JPMorgan Insurance Trust Income Builder Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United Kingdom — continued
Legal & General Group plc	9	27
Lloyds Banking Group plc	70	36
LondonMetric Property plc, REIT	13	35
Man Group plc	9	28
National Grid plc	6	74
NatWest Group plc	10	25
OSB Group plc	3	15
Pagegroup plc	2	11
Pearson plc	2	17
Pennon Group plc	—	2
Persimmon plc	3	61
Reckitt Benckiser Group plc	1	41
RELX plc	6	171
Safestore Holdings plc, REIT	2	27
Sage Group plc (The)	10	81
Severn Trent plc	1	24
SSE plc	6	122
St. James's Place plc	1	13
Taylor Wimpey plc	27	38
Tesco plc	8	26
Tritax EuroBox plc (a)	12	13
Unilever plc	2	75
UNITE Group plc (The), REIT	2	24
United Utilities Group plc	3	41
Vodafone Group plc	44	69
WPP plc	6	58
		2,112
United States — 16.9%
3M Co.	—	66
AbbVie, Inc.	3	493
AGNC Investment Corp., REIT	6	70
Alexandria Real Estate Equities, Inc., REIT *	1	79
American Electric Power Co., Inc.	1	69
American Tower Corp., REIT	—	100
Americold Realty Trust, Inc., REIT	2	58
Amgen, Inc.	—	71
Analog Devices, Inc.	1	161
Annaly Capital Management, Inc., REIT	12	68
AT&T, Inc.	4	95
Avangrid, Inc.	1	45
Avast plc (a)	5	34
Avista Corp.	1	25
Baker Hughes Co.	2	62
INVESTMENTS	SHARES (000)	VALUE ($000)

United States — continued
Bank of America Corp.	4	126
BlackRock, Inc.	—	125
Boston Properties, Inc., REIT	1	56
Brandywine Realty Trust	4	39
Bristol-Myers Squibb Co.	5	386
Bunge Ltd.	—	21
Camden Property Trust, REIT	1	91
Campbell Soup Co.	2	82
Cardinal Health, Inc.	1	78
CenterPoint Energy, Inc.	5	137
CF Industries Holdings, Inc.	1	76
Chesapeake Energy Corp.	—	6
Chevron Corp.	—	59
Cisco Systems, Inc.	2	66
Clear Channel Outdoor Holdings, Inc. *	5	5
Clearway Energy, Inc., Class C	1	21
Clorox Co. (The)	—	74
CME Group, Inc.	1	129
Coca-Cola Co. (The)	7	432
Cogent Communications Holdings, Inc.	—	22
Comcast Corp., Class A	6	218
Comerica, Inc.	1	67
Conagra Brands, Inc.	2	80
Consolidated Edison, Inc.	1	85
Crown Castle International Corp., REIT	—	26
Cummins, Inc.	—	54
DHT Holdings, Inc.	4	24
Digital Realty Trust, Inc., REIT	1	69
Douglas Emmett, Inc., REIT	2	40
Dow, Inc.	1	68
Duke Energy Corp.	1	110
Eastman Chemical Co.	2	176
Eaton Corp. plc	1	117
Edison International	1	78
Emerson Electric Co.	1	63
Entergy Corp.	1	79
EOG Resources, Inc.	—	52
EP Energy Corp. *	—	3
Equinix, Inc., REIT	—	228
Equity LifeStyle Properties, Inc.	1	59
Evergy, Inc.	2	103
Exxon Mobil Corp.	1	79
Fastenal Co.	1	68
Federal Realty OP LP, REIT	1	108

SEE NOTES TO FINANCIAL STATEMENTS.
10	JPMorgan Insurance Trust	June 30, 2022

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
FirstEnergy Corp.	1	25
Frontier Communications Parent, Inc. *	1	35
General Dynamics Corp.	—	82
General Mills, Inc.	1	88
Genuine Parts Co.	1	81
Gilead Sciences, Inc.	1	67
GSK plc	8	169
Hasbro, Inc.	1	58
Hawaiian Electric Industries, Inc.	1	27
Healthpeak Properties, Inc., REIT	3	71
Hewlett Packard Enterprise Co.	5	67
Host Hotels & Resorts, Inc., REIT	6	90
HP, Inc.	1	21
iHeartMedia, Inc., Class A *	1	10
Intel Corp.	1	27
International Business Machines Corp.	1	81
International Paper Co.	2	69
Interpublic Group of Cos., Inc. (The)	2	64
Invitation Homes, Inc.	3	100
Iron Mountain, Inc., REIT	2	81
JM Smucker Co. (The)	—	47
Johnson & Johnson	3	563
Juniper Networks, Inc.	2	70
Kellogg Co.	1	82
Keurig Dr Pepper, Inc.	3	103
Kilroy Realty Corp., REIT	1	40
Kimberly-Clark Corp.	1	83
Kimco Realty Corp., REIT	4	87
Kinder Morgan, Inc.	6	98
Kite Realty Group Trust, REIT	2	28
Kraft Heinz Co. (The)	2	79
Lumen Technologies, Inc.	8	92
LyondellBasell Industries NV, Class A	1	70
Macquarie Infrastructure Holdings LLC	3	13
Marathon Petroleum Corp.	1	73
McDonald's Corp.	1	335
Merck & Co., Inc.	4	344
Motorola Solutions, Inc.	—	69
National HealthCare Corp.	—	15
National Retail Properties, Inc., REIT	1	44
Nestle SA (Registered)	4	439
NetApp, Inc.	1	59
Newell Brands, Inc.	4	70
Newmont Corp.	1	62
INVESTMENTS	SHARES (000)	VALUE ($000)

United States — continued
NextEra Energy, Inc.	2	178
NMG, Inc. * (b)	—	—
Nordic American Tankers Ltd. (b)	9	18
Norfolk Southern Corp.	—	77
NorthWestern Corp.	—	27
NRG Energy, Inc.	1	23
Oasis Petroleum, Inc.	1	99
OGE Energy Corp.	1	23
Omnicom Group, Inc.	1	67
ONEOK, Inc.	2	93
PACCAR, Inc.	1	69
Park Hotels & Resorts, Inc., REIT	2	31
PepsiCo, Inc.	1	98
Philip Morris International, Inc.	1	94
Phillips 66	1	70
Pinnacle West Capital Corp.	1	104
Pioneer Natural Resources Co.	—	69
PPL Corp.	3	93
Procter & Gamble Co. (The)	2	328
Progressive Corp. (The)	1	175
Prologis, Inc., REIT	2	279
Prudential Financial, Inc.	1	69
Public Service Enterprise Group, Inc.	—	27
Public Storage, REIT	—	131
Raytheon Technologies Corp.	1	83
Realty Income Corp.	1	76
Regency Centers Corp., REIT	1	65
Rexford Industrial Realty, Inc., REIT	1	35
Roche Holding AG	1	420
Seagate Technology Holdings plc	2	175
Shenandoah Telecommunications Co.	1	23
Signify NV (a)	—	13
Simon Property Group, Inc., REIT	1	66
Sirius XM Holdings, Inc. (b)	12	72
Southern Co. (The)	2	110
Steel Dynamics, Inc.	1	68
Stellantis NV	7	93
Stellantis NV	1	11
Sun Communities, Inc., REIT	1	158
T. Rowe Price Group, Inc.	1	71
Texas Instruments, Inc.	2	279
TJX Cos., Inc. (The)	3	168
Trane Technologies plc	1	126
Truist Financial Corp.	3	138
SEE NOTES TO FINANCIAL STATEMENTS.
June 30, 2022	JPMorgan Insurance Trust	11

JPMorgan Insurance Trust Income Builder Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
UDR, Inc., REIT	2	103
UGI Corp.	1	22
UnitedHealth Group, Inc.	—	82
Valero Energy Corp.	1	73
Ventas, Inc., REIT	3	166
Verizon Communications, Inc.	5	233
VICI Properties, Inc., REIT	5	141
VMware, Inc., Class A	1	73
Walgreens Boots Alliance, Inc.	2	59
Wells Fargo & Co.	2	78
Welltower, Inc., REIT	2	143
Western Union Co. (The)	4	69
Weyerhaeuser Co., REIT	2	66
Whiting Petroleum Corp.	1	60
Williams Cos., Inc. (The)	3	109
WP Carey, Inc., REIT	1	77
		15,905
Total Common Stocks (Cost $34,665)		35,868
	PRINCIPAL AMOUNT ($000)
Corporate Bonds — 34.0%
Australia — 0.2%
Australia & New Zealand Banking Group Ltd. (USD ICE Swap Rate 5 Year + 5.17%), 6.75%, 6/15/2026 (c) (d) (e) (f)	200	196
FMG Resources August 2006 Pty. Ltd. 4.50%, 9/15/2027 (c)	12	11
Glencore Funding LLC 2.50%, 9/1/2030 (c)	6	5
		212
Belgium — 0.0% ^
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 6/1/2030	19	18
4.38%, 4/15/2038	1	1
		19
Canada — 1.3%
1011778 BC ULC 3.88%, 1/15/2028 (c)	17	15
Bank of Nova Scotia (The)
(ICE LIBOR USD 3 Month + 2.65%), 4.65%, 10/12/2022 (d) (e) (f)	13	11
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Canada — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.55%), 4.90%, 6/4/2025 (d) (e) (f)	18	17
1.30%, 9/15/2026	5	4
Baytex Energy Corp. 8.75%, 4/1/2027 (c)	40	40
Bell Telephone Co. of Canada or Bell Canada (The) Series US-5, 2.15%, 2/15/2032	6	5
Bombardier, Inc. 7.50%, 3/15/2025 (c)	34	31
Emera, Inc. (ICE LIBOR USD 3 Month + 5.44%), 6.75%, 6/15/2076 (f)	240	232
Enbridge, Inc.
Series 16-A, (ICE LIBOR USD 3 Month + 3.89%), 6.00%, 1/15/2077 (f)	10	9
(ICE LIBOR USD 3 Month + 3.64%), 6.25%, 3/1/2078 (f)	45	40
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 5.75%, 7/15/2080 (f)	117	107
GFL Environmental, Inc. 3.50%, 9/1/2028 (c)	190	163
MEG Energy Corp. 7.13%, 2/1/2027 (c)	65	65
NOVA Chemicals Corp.
5.00%, 5/1/2025 (c)	89	81
5.25%, 6/1/2027 (c)	26	22
4.25%, 5/15/2029 (c)	40	31
Precision Drilling Corp. 7.13%, 1/15/2026 (c)	23	22
Quebecor Media, Inc. 5.75%, 1/15/2023	130	130
Rogers Communications, Inc.
3.80%, 3/15/2032 (c)	5	5
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.59%), 5.25%, 3/15/2082 (c) (f)	40	35
Transcanada Trust
Series 16-A, (ICE LIBOR USD 3 Month + 4.64%), 5.87%, 8/15/2076 (f)	33	31
(SOFR + 4.42%), 5.50%, 9/15/2079 (f)	72	64
Videotron Ltd. 5.13%, 4/15/2027 (c)	32	30
		1,190
Cayman Islands — 0.0% ^
Global Aircraft Leasing Co. Ltd. 6.50% (Cash), 9/15/2024 (c) (g)	32	24

SEE NOTES TO FINANCIAL STATEMENTS.
12	JPMorgan Insurance Trust	June 30, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Finland — 0.0% ^
Nokia OYJ
4.38%, 6/12/2027	12	11
6.63%, 5/15/2039	33	33
		44
France — 0.6%
Altice France SA 8.13%, 2/1/2027 (c)	200	184
Credit Agricole SA (USD Swap Semi 5 Year + 6.19%), 8.12%, 12/23/2025 (c) (d) (e) (f)	200	205
Societe Generale SA (USD ICE Swap Rate 5 Year + 5.87%), 8.00%, 9/29/2025 (c) (d) (e) (f)	200	196
		585
Germany — 0.0% ^
Deutsche Telekom International Finance BV 8.75%, 6/15/2030 (h)	16	20
Ireland — 0.3%
AerCap Holdings NV (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.54%), 5.87%, 10/10/2079 (f)	150	128
Avolon Holdings Funding Ltd.
5.25%, 5/15/2024 (c)	21	21
2.53%, 11/18/2027 (c)	71	58
Park Aerospace Holdings Ltd.
4.50%, 3/15/2023 (c)	16	16
5.50%, 2/15/2024 (c)	11	11
		234
Italy — 0.1%
Telecom Italia Capital SA
6.38%, 11/15/2033	20	15
6.00%, 9/30/2034	112	85
		100
Luxembourg — 0.0% ^
Intelsat Jackson Holdings SA 6.50%, 3/15/2030 (c)	24	20
Netherlands — 0.4%
ING Groep NV (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.86%), 3.88%, 5/16/2027 (d) (e) (f)	200	145
Shell International Finance BV 2.75%, 4/6/2030	5	4
Trivium Packaging Finance BV 5.50%, 8/15/2026 (c) (h)	200	189
		338
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Sweden — 0.2%
Svenska Handelsbanken AB (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.05%), 4.75%, 3/1/2031 (a) (d) (e) (f)	200	164
Switzerland — 0.6%
Credit Suisse Group AG (USD Swap Semi 5 Year + 3.46%), 6.25%, 12/18/2024 (c) (d) (e) (f)	200	182
UBS Group AG (USD Swap Semi 5 Year + 4.87%), 7.00%, 2/19/2025 (a) (d) (e) (f)	200	198
Zurich Insurance Co. Ltd. (ICE LIBOR USD 3 Month + 4.92%), 5.63%, 6/24/2046 (a) (f)	200	199
		579
United Kingdom — 0.9%
BAT Capital Corp. 4.39%, 8/15/2037	8	6
BP Capital Markets plc
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.04%), 4.38%, 6/22/2025 (d) (e) (f)	26	24
(EUR Swap Annual 5 Year + 4.12%), 3.63%, 3/22/2029 (a) (d) (e) (f)	EUR 100	87
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.40%), 4.88%, 3/22/2030 (d) (e) (f)	142	124
Nationwide Building Society (U.K. Government Bonds 5 Year Note Generic Bid Yield + 5.63%), 5.75%, 6/20/2027 (a) (d) (e)	GBP 250	272
NatWest Group plc (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.63%), 6.00%, 12/29/2025 (d) (e) (f)	200	185
Vodafone Group plc
5.00%, 5/30/2038	10	10
(USD Swap Semi 5 Year + 4.87%), 7.00%, 4/4/2079 (f)	57	56
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 4.12%, 6/4/2081 (f)	65	49
		813
United States — 29.4%
7-Eleven, Inc. 1.80%, 2/10/2031 (c)	6	5
AbbVie, Inc. 3.20%, 11/21/2029	26	24
Acadia Healthcare Co., Inc. 5.50%, 7/1/2028 (c)	95	89
ACCO Brands Corp. 4.25%, 3/15/2029 (c)	105	86
Activision Blizzard, Inc. 1.35%, 9/15/2030 (b)	10	8
ADT Security Corp. (The)
4.13%, 6/15/2023	82	81
4.88%, 7/15/2032 (c)	45	36
SEE NOTES TO FINANCIAL STATEMENTS.
June 30, 2022	JPMorgan Insurance Trust	13

JPMorgan Insurance Trust Income Builder Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Advanced Drainage Systems, Inc. 5.00%, 9/30/2027 (c)	10	9
AECOM 5.13%, 3/15/2027	53	50
Aetna, Inc. 3.88%, 8/15/2047	10	8
Air Lease Corp. 3.75%, 6/1/2026	5	5
Albertsons Cos., Inc.
7.50%, 3/15/2026 (c)	80	80
5.88%, 2/15/2028 (c)	38	36
Alcoa Nederland Holding BV 6.13%, 5/15/2028 (c)	200	194
Alexandria Real Estate Equities, Inc., REIT 2.75%, 12/15/2029	5	4
Allegheny Technologies, Inc. 5.88%, 12/1/2027	10	9
Allied Universal Holdco LLC
6.63%, 7/15/2026 (c)	13	12
9.75%, 7/15/2027 (c)	13	11
Allison Transmission, Inc.
4.75%, 10/1/2027 (c)	65	59
5.88%, 6/1/2029 (c)	70	65
Ally Financial, Inc.
5.75%, 11/20/2025	110	108
Series C, (US Treasury Yield Curve Rate T Note Constant Maturity 7 Year + 3.48%), 4.70%, 5/15/2028 (d) (e) (f)	55	41
8.00%, 11/1/2031	39	43
Altria Group, Inc.
4.80%, 2/14/2029	5	5
3.40%, 2/4/2041	3	2
AMC Entertainment Holdings, Inc. 10.00% (Cash), 6/15/2026 (b) (c) (g)	81	54
Ameren Corp. 3.50%, 1/15/2031	5	5
American Airlines, Inc.
5.50%, 4/20/2026 (c)	70	64
5.75%, 4/20/2029 (c)	85	73
American Axle & Manufacturing, Inc.
6.25%, 3/15/2026	24	22
6.50%, 4/1/2027 (b)	53	47
American Electric Power Co., Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.68%), 3.88%, 2/15/2062 (f)	42	33
American International Group, Inc. (ICE LIBOR USD 3 Month + 2.87%), 5.75%, 4/1/2048 (f)	10	9
American Tower Corp., REIT 1.50%, 1/31/2028	15	12
AmeriGas Partners LP
5.63%, 5/20/2024	25	24
5.88%, 8/20/2026	55	51
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Amgen, Inc. 2.00%, 1/15/2032	10	8
Amkor Technology, Inc. 6.63%, 9/15/2027 (c)	62	59
Amsted Industries, Inc. 5.63%, 7/1/2027 (c)	21	20
Antero Midstream Partners LP
7.88%, 5/15/2026 (c)	65	65
5.38%, 6/15/2029 (c)	60	54
Antero Resources Corp.
8.38%, 7/15/2026 (c)	41	43
5.38%, 3/1/2030 (b) (c)	55	50
Apple, Inc. 4.50%, 2/23/2036	3	3
Aramark Services, Inc. 5.00%, 2/1/2028 (c)	85	77
Arches Buyer, Inc. 4.25%, 6/1/2028 (c)	85	69
Archrock Partners LP 6.88%, 4/1/2027 (c)	7	6
Arconic Corp. 6.00%, 5/15/2025 (c)	110	107
Ardagh Packaging Finance plc 4.13%, 8/15/2026 (c)	200	169
AT&T, Inc.
2.25%, 2/1/2032	6	5
3.50%, 6/1/2041	10	8
Audacy Capital Corp. 6.50%, 5/1/2027 (c)	41	24
Avantor Funding, Inc. 4.63%, 7/15/2028 (c)	85	78
Avis Budget Car Rental LLC 5.75%, 7/15/2027 (c)	24	21
B&G Foods, Inc. 5.25%, 4/1/2025	146	135
Baker Hughes Holdings LLC 3.14%, 11/7/2029	5	5
Bank of America Corp.
Series U, (ICE LIBOR USD 3 Month + 3.14%), 5.20%, 6/1/2023 (d) (e)	56	52
Series JJ, (ICE LIBOR USD 3 Month + 3.29%), 5.12%, 6/20/2024 (d) (e) (f)	14	13
Series X, (ICE LIBOR USD 3 Month + 3.71%), 6.25%, 9/5/2024 (d) (e) (f)	177	172
Series Z, (ICE LIBOR USD 3 Month + 4.17%), 6.50%, 10/23/2024 (d) (e) (f)	53	52
Series AA, (ICE LIBOR USD 3 Month + 3.90%), 6.10%, 3/17/2025 (d) (e) (f)	39	38
Series AA, (ICE LIBOR USD 3 Month + 3.90%), 6.10%, 3/17/2025 (d) (e) (f)	33	32
Series DD, (ICE LIBOR USD 3 Month + 4.55%), 6.30%, 3/10/2026 (d) (e) (f)	197	195
Series RR, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.76%), 4.38%, 1/27/2027 (d) (e) (f)	10	8
Series TT, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.23%), 6.13%, 4/27/2027 (d) (e) (f)	65	63
(SOFR + 0.96%), 1.73%, 7/22/2027 (f)	40	36

SEE NOTES TO FINANCIAL STATEMENTS.
14	JPMorgan Insurance Trust	June 30, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Series FF, (ICE LIBOR USD 3 Month + 2.93%), 5.87%, 3/15/2028 (d) (e) (f)	82	72
(SOFR + 1.21%), 2.57%, 10/20/2032 (f)	10	8
Bank of New York Mellon Corp. (The)
Series D, (ICE LIBOR USD 3 Month + 2.46%), 4.50%, 6/20/2023 (d) (e) (f)	24	21
Series G, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.36%), 4.70%, 9/20/2025 (d) (e) (f)	13	13
Series H, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.35%), 3.70%, 3/20/2026 (d) (e) (f)	20	18
Series F, (ICE LIBOR USD 3 Month + 3.13%), 4.62%, 9/20/2026 (d) (e) (f)	95	83
Bath & Body Works, Inc. 7.50%, 6/15/2029	100	91
Bausch Health Americas, Inc.
9.25%, 4/1/2026 (c)	26	19
8.50%, 1/31/2027 (c)	205	144
Bausch Health Cos., Inc.
5.50%, 11/1/2025 (c)	121	106
9.00%, 12/15/2025 (c)	68	50
5.75%, 8/15/2027 (c)	12	10
7.00%, 1/15/2028 (c)	20	11
5.00%, 1/30/2028 (c)	340	181
7.25%, 5/30/2029 (c)	22	12
Becton Dickinson and Co. 2.82%, 5/20/2030	10	9
Berry Global, Inc.
4.88%, 7/15/2026 (c)	84	80
5.63%, 7/15/2027 (c)	20	19
Biogen, Inc. 2.25%, 5/1/2030	3	2
Block, Inc. 3.50%, 6/1/2031 (b) (c)	150	120
Boston Properties LP, REIT 2.45%, 10/1/2033	5	4
Boyd Gaming Corp. 4.75%, 12/1/2027	70	63
BP Capital Markets America, Inc. 3.63%, 4/6/2030	3	3
Brink's Co. (The) 4.63%, 10/15/2027 (c)	75	67
Bristol-Myers Squibb Co. 4.13%, 6/15/2039	9	9
Broadcom, Inc. 4.30%, 11/15/2032	6	5
Buckeye Partners LP 3.95%, 12/1/2026	60	52
Builders FirstSource, Inc. 4.25%, 2/1/2032 (c)	70	53
BWX Technologies, Inc. 4.13%, 4/15/2029 (c)	120	105
Caesars Resort Collection LLC 5.75%, 7/1/2025 (c)	105	100
Callon Petroleum Co.
6.13%, 10/1/2024	8	8
6.38%, 7/1/2026	6	6
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Calpine Corp.
5.25%, 6/1/2026 (c)	29	28
4.50%, 2/15/2028 (c)	75	68
Capital One Financial Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.16%), 3.95%, 9/1/2026 (d) (e) (f)	64	51
Carnival Corp. 9.88%, 8/1/2027 (c)	115	112
Catalent Pharma Solutions, Inc. 5.00%, 7/15/2027 (c)	29	27
CCO Holdings LLC
5.13%, 5/1/2027 (c)	158	149
5.00%, 2/1/2028 (c)	89	82
5.38%, 6/1/2029 (c)	270	241
4.75%, 3/1/2030 (c)	404	346
CDK Global, Inc. 5.25%, 5/15/2029 (c)	99	97
CDW LLC 4.25%, 4/1/2028	40	36
Cedar Fair LP
5.38%, 4/15/2027	3	3
5.25%, 7/15/2029	101	89
Centene Corp. 3.38%, 2/15/2030	330	280
CenterPoint Energy, Inc. (ICE LIBOR USD 3 Month + 3.27%), 6.13%, 9/1/2023 (d) (e) (f)	46	39
Central Garden & Pet Co. 5.13%, 2/1/2028	140	126
Charles Schwab Corp. (The)
Series G, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.97%), 5.38%, 6/1/2025 (d) (e) (f)	110	109
Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.17%), 4.00%, 6/1/2026 (d) (e) (f)	26	22
Series F, (ICE LIBOR USD 3 Month + 2.58%), 5.00%, 12/1/2027 (d) (e) (f)	19	15
Series H, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 3.08%), 4.00%, 12/1/2030 (d) (e) (f)	209	161
Chemours Co. (The)
5.38%, 5/15/2027	63	55
5.75%, 11/15/2028 (c)	32	27
Cheniere Energy Partners LP
4.50%, 10/1/2029	120	107
3.25%, 1/31/2032 (c)	35	28
Chesapeake Energy Corp. 6.75%, 4/15/2029 (c)	55	53
Chevron Corp. 2.24%, 5/11/2030	5	4
Cigna Corp. 4.38%, 10/15/2028	15	15
SEE NOTES TO FINANCIAL STATEMENTS.
June 30, 2022	JPMorgan Insurance Trust	15

JPMorgan Insurance Trust Income Builder Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 4.07%), 5.95%, 1/30/2023 (d) (e) (f)	69	68
Series M, (ICE LIBOR USD 3 Month + 3.42%), 6.30%, 5/15/2024 (d) (e) (f)	158	147
Series U, (SOFR + 3.81%), 5.00%, 9/12/2024 (d) (e) (f)	111	98
Series V, (SOFR + 3.23%), 4.70%, 1/30/2025 (d) (e) (f)	64	52
Series P, (ICE LIBOR USD 3 Month + 3.91%), 5.95%, 5/15/2025 (d) (e) (f)	93	86
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.60%), 4.00%, 12/10/2025 (d) (e) (f)	139	120
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.42%), 3.88%, 2/18/2026 (d) (e) (f)	70	58
(ICE LIBOR USD 3 Month + 4.52%), 6.25%, 8/15/2026 (d) (e) (f)	98	96
(SOFR + 0.77%), 1.46%, 6/9/2027 (f)	35	31
Citizens Financial Group, Inc.
(ICE LIBOR USD 3 Month + 3.00%), 6.00%, 7/6/2023 (d) (e) (f)	23	20
(ICE LIBOR USD 3 Month + 3.16%), 6.37%, 4/6/2024 (d) (e) (f)	35	31
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.22%), 4.00%, 10/6/2026 (d) (e) (f)	55	44
Clarivate Science Holdings Corp. 3.88%, 7/1/2028 (c)	70	58
Clear Channel Outdoor Holdings, Inc. 5.13%, 8/15/2027 (c)	35	30
Cleveland-Cliffs, Inc. 5.88%, 6/1/2027	110	103
CMS Energy Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.12%), 4.75%, 6/1/2050 (f)	36	32
CNX Resources Corp. 7.25%, 3/14/2027 (c)	55	54
Comcast Corp.
4.15%, 10/15/2028	5	5
1.50%, 2/15/2031	5	4
Commercial Metals Co. 4.88%, 5/15/2023	19	19
CommScope Technologies LLC
6.00%, 6/15/2025 (b) (c)	97	84
5.00%, 3/15/2027 (c)	15	11
CommScope, Inc.
6.00%, 3/1/2026 (c)	35	32
8.25%, 3/1/2027 (c)	75	59
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
4.75%, 9/1/2029 (c)	75	60
Community Health Systems, Inc. 8.00%, 3/15/2026 (c)	176	160
Constellation Brands, Inc. 2.25%, 8/1/2031	10	8
Constellation Merger Sub, Inc. 8.50%, 9/15/2025 (c)	32	28
Cox Communications, Inc. 4.80%, 2/1/2035 (c)	6	6
Crestwood Midstream Partners LP
5.75%, 4/1/2025	29	27
5.63%, 5/1/2027 (c)	10	9
8.00%, 4/1/2029 (c)	65	60
Crown Americas LLC 4.75%, 2/1/2026	26	25
Crown Castle International Corp., REIT 2.10%, 4/1/2031	16	13
CSC Holdings LLC
5.88%, 9/15/2022	15	15
5.25%, 6/1/2024	157	147
5.75%, 1/15/2030 (c)	200	145
CSX Corp. 2.40%, 2/15/2030	3	3
CVS Health Corp.
4.30%, 3/25/2028	4	4
2.13%, 9/15/2031	6	5
4.13%, 4/1/2040	6	5
2.70%, 8/21/2040	3	2
Dana, Inc. 5.38%, 11/15/2027	115	100
Darling Ingredients, Inc. 5.25%, 4/15/2027 (c)	12	12
DaVita, Inc. 4.63%, 6/1/2030 (c)	140	109
DCP Midstream Operating LP
3.88%, 3/15/2023	38	38
5.38%, 7/15/2025	14	14
6.75%, 9/15/2037 (c)	20	19
Dell International LLC
6.02%, 6/15/2026	10	10
4.90%, 10/1/2026	5	5
Diamond Sports Group LLC 5.38%, 8/15/2026 (b) (c)	53	13
Directv Financing LLC 5.88%, 8/15/2027 (c)	100	85
Discovery Communications LLC 3.63%, 5/15/2030	5	4
DISH DBS Corp.
5.88%, 7/15/2022	24	24
5.00%, 3/15/2023	223	212
5.88%, 11/15/2024	25	21
7.75%, 7/1/2026	125	97

SEE NOTES TO FINANCIAL STATEMENTS.
16	JPMorgan Insurance Trust	June 30, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Dominion Energy, Inc.
Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.99%), 4.65%, 12/15/2024 (d) (e) (f)	24	21
Series C, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.20%), 4.35%, 1/15/2027 (d) (e) (f)	45	37
Series C, 2.25%, 8/15/2031	3	2
DT Midstream, Inc. 4.13%, 6/15/2029 (c)	150	127
Duke Energy Corp.
3.75%, 9/1/2046	3	2
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.32%), 3.25%, 1/15/2082 (f)	50	39
Edison International Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.90%), 5.00%, 12/15/2026 (d) (e) (f)	40	32
Element Solutions, Inc. 3.88%, 9/1/2028 (c)	130	107
Elevance Health, Inc. 2.88%, 9/15/2029	13	12
Embarq Corp. 8.00%, 6/1/2036	124	93
Emergent BioSolutions, Inc. 3.88%, 8/15/2028 (b) (c)	95	67
Encompass Health Corp. 4.50%, 2/1/2028	185	158
Energizer Holdings, Inc. 4.75%, 6/15/2028 (c)	140	111
Energy Transfer LP
(ICE LIBOR USD 3 Month + 4.03%), 6.25%, 2/15/2023 (d) (e) (f)	8	6
4.20%, 4/15/2027	5	5
(ICE LIBOR USD 3 Month + 4.16%), 6.63%, 2/15/2028 (d) (e) (f)	65	48
Series G, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 7.13%, 5/15/2030 (d) (e) (f)	30	26
EnLink Midstream Partners LP
Series C, (ICE LIBOR USD 3 Month + 4.11%), 6.00%, 12/15/2022 (d) (e) (f)	30	20
4.40%, 4/1/2024	19	19
4.15%, 6/1/2025	23	21
4.85%, 7/15/2026	58	53
5.60%, 4/1/2044	5	4
Entegris, Inc. 3.63%, 5/1/2029 (c)	125	105
Entergy Texas, Inc. 1.75%, 3/15/2031	5	4
Enterprise Products Operating LLC Series E, (ICE LIBOR USD 3 Month + 3.03%), 5.25%, 8/16/2077 (f)	25	21
Envision Healthcare Corp. 8.75%, 10/15/2026 (c)	20	6
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
EOG Resources, Inc. 5.10%, 1/15/2036	3	3
EQT Corp. 6.63%, 2/1/2025 (h)	105	108
Equitable Holdings, Inc. Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.74%), 4.95%, 9/15/2025 (d) (e) (f)	5	5
ESC Co., Escrow 9.75%, 7/15/2025 ‡ (i)	35	—
Evergy, Inc. 2.90%, 9/15/2029	5	4
Exela Intermediate LLC 11.50%, 7/15/2026 (c)	69	23
Exxon Mobil Corp. 4.23%, 3/19/2040	13	12
Fidelity National Information Services, Inc. 2.25%, 3/1/2031	5	4
First-Citizens Bank & Trust Co. 6.13%, 3/9/2028	21	22
Fiserv, Inc. 3.50%, 7/1/2029	10	9
Ford Motor Credit Co. LLC
4.39%, 1/8/2026	200	184
4.54%, 8/1/2026	200	183
5.11%, 5/3/2029	275	247
Freeport-McMoRan, Inc.
5.00%, 9/1/2027	140	139
5.45%, 3/15/2043	80	74
Frontier Communications Holdings LLC 5.88%, 11/1/2029	4	3
Gannett Holdings LLC 6.00%, 11/1/2026 (c)	45	38
Gap, Inc. (The) 3.63%, 10/1/2029 (c)	50	35
Gartner, Inc. 4.50%, 7/1/2028 (c)	95	87
General Electric Co. (ICE LIBOR USD 3 Month + 3.33%), 5.16%, 9/15/2022 (d) (e) (f)	304	267
Genesis Energy LP
6.50%, 10/1/2025	5	5
6.25%, 5/15/2026	15	13
Gilead Sciences, Inc. 1.65%, 10/1/2030	16	13
Global Payments, Inc.
3.20%, 8/15/2029	10	9
2.90%, 11/15/2031	5	4
Go Daddy Operating Co. LLC 5.25%, 12/1/2027 (c)	50	46
Goldman Sachs Capital II (ICE LIBOR USD 3 Month + 0.77%), 4.00%, 8/1/2022 (d) (e) (f)	22	16
Goldman Sachs Group, Inc. (The)
Series S, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.85%), 4.40%, 2/10/2025 (d) (e) (f)	5	4
Series R, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.22%), 4.95%, 2/10/2025 (d) (e) (f)	7	6
SEE NOTES TO FINANCIAL STATEMENTS.
June 30, 2022	JPMorgan Insurance Trust	17

JPMorgan Insurance Trust Income Builder Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Series T, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.97%), 3.80%, 5/10/2026 (d) (e) (f)	69	54
Series U, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.92%), 3.65%, 8/10/2026 (d) (e) (f)	42	33
Series O, (ICE LIBOR USD 3 Month + 3.83%), 5.30%, 11/10/2026 (d) (e) (f)	21	20
(SOFR + 0.82%), 1.54%, 9/10/2027 (f)	10	9
(SOFR + 0.91%), 1.95%, 10/21/2027 (f)	5	4
(SOFR + 1.26%), 2.65%, 10/21/2032 (f)	5	4
Goodyear Tire & Rubber Co. (The)
5.00%, 5/31/2026 (b)	47	43
5.00%, 7/15/2029	10	8
Gray Television, Inc.
5.88%, 7/15/2026 (c)	20	19
7.00%, 5/15/2027 (c)	45	43
Griffon Corp. 5.75%, 3/1/2028	95	86
Hanesbrands, Inc. 4.88%, 5/15/2026 (c)	60	56
Harsco Corp. 5.75%, 7/31/2027 (c)	9	7
HCA, Inc.
5.38%, 2/1/2025	146	145
5.88%, 2/15/2026	285	286
5.63%, 9/1/2028	274	270
2.38%, 7/15/2031	10	8
Herc Holdings, Inc. 5.50%, 7/15/2027 (c)	28	26
Hertz Corp. (The) 4.63%, 12/1/2026 (c)	100	84
Hilton Domestic Operating Co., Inc. 4.88%, 1/15/2030	24	22
Hilton Worldwide Finance LLC 4.88%, 4/1/2027	32	30
Hologic, Inc.
4.63%, 2/1/2028 (c)	25	23
3.25%, 2/15/2029 (c)	75	64
Howmet Aerospace, Inc.
5.13%, 10/1/2024	107	106
5.90%, 2/1/2027	8	8
5.95%, 2/1/2037 (b)	34	32
Hughes Satellite Systems Corp. 6.63%, 8/1/2026	145	129
Huntington Bancshares, Inc. Series E, (ICE LIBOR USD 3 Month + 2.88%), 5.70%, 4/15/2023 (d) (e) (f)	23	20
Hyundai Capital America
1.65%, 9/17/2026 (c)	5	4
2.10%, 9/15/2028 (c)	5	4
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Icahn Enterprises LP
4.75%, 9/15/2024	70	65
6.38%, 12/15/2025	22	21
iHeartCommunications, Inc.
6.38%, 5/1/2026	57	53
8.38%, 5/1/2027	98	78
5.25%, 8/15/2027 (c)	18	15
ILFC E-Capital Trust I (N/A + 1.55%), 4.85%, 12/21/2065 (c) (f)	100	73
Imola Merger Corp. 4.75%, 5/15/2029 (c)	110	92
Intel Corp. 2.00%, 8/12/2031 (b)	3	2
International Game Technology plc 6.50%, 2/15/2025 (c)	200	199
IQVIA, Inc. 5.00%, 5/15/2027 (c)	200	189
Iron Mountain, Inc.
4.88%, 9/15/2027 (c)	84	76
5.25%, 3/15/2028 (c)	48	43
ITC Holdings Corp. 2.95%, 5/14/2030 (c)	5	4
JB Poindexter & Co., Inc. 7.13%, 4/15/2026 (c)	31	30
JBS USA LUX SA 5.50%, 1/15/2030 (c)	42	40
Kaiser Aluminum Corp. 4.63%, 3/1/2028 (c)	80	67
Kansas City Southern 3.50%, 5/1/2050	5	4
Kennedy-Wilson, Inc. 4.75%, 3/1/2029	100	81
Keurig Dr Pepper, Inc. 3.20%, 5/1/2030	11	10
KeyCorp (SOFRINDX + 2.06%), 4.79%, 6/1/2033 (f)	5	5
Kraft Heinz Foods Co. 3.75%, 4/1/2030	5	5
Kroger Co. (The) 1.70%, 1/15/2031 (b)	6	5
L3Harris Technologies, Inc. 1.80%, 1/15/2031	5	4
LABL, Inc. 6.75%, 7/15/2026 (c)	100	90
Ladder Capital Finance Holdings LLLP, REIT 5.25%, 10/1/2025 (c)	48	43
Lamar Media Corp. 4.88%, 1/15/2029	85	76
Lamb Weston Holdings, Inc. 4.13%, 1/31/2030 (c)	100	87
Lear Corp. 2.60%, 1/15/2032	5	4
Lennar Corp.
4.50%, 4/30/2024	15	15
5.88%, 11/15/2024	45	46
4.75%, 5/30/2025	5	5
5.25%, 6/1/2026	14	14
5.00%, 6/15/2027	20	20
Level 3 Financing, Inc.
5.38%, 5/1/2025	91	88
5.25%, 3/15/2026	54	51

SEE NOTES TO FINANCIAL STATEMENTS.
18	JPMorgan Insurance Trust	June 30, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Liberty Interactive LLC 8.25%, 2/1/2030	35	23
Live Nation Entertainment, Inc.
5.63%, 3/15/2026 (c)	33	31
6.50%, 5/15/2027 (c)	165	162
Lowe's Cos., Inc. 3.70%, 4/15/2046	6	5
Lumen Technologies, Inc.
Series W, 6.75%, 12/1/2023	28	28
Series Y, 7.50%, 4/1/2024	2	2
4.00%, 2/15/2027 (c)	75	63
Series G, 6.88%, 1/15/2028	160	142
Madison IAQ LLC 4.13%, 6/30/2028 (c)	115	95
Magallanes, Inc.
3.76%, 3/15/2027 (c)	5	5
4.28%, 3/15/2032 (c)	5	4
MasTec, Inc. 4.50%, 8/15/2028 (c)	95	85
Matador Resources Co. 5.88%, 9/15/2026	55	53
Mattel, Inc. 3.15%, 3/15/2023	37	36
Mauser Packaging Solutions Holding Co. 5.50%, 4/15/2024 (c)	227	217
McDonald's Corp. 3.70%, 2/15/2042	6	5
MDC Holdings, Inc. 2.50%, 1/15/2031	5	4
Medline Borrower LP 3.88%, 4/1/2029 (c)	100	85
Mellon Capital IV (ICE LIBOR USD 3 Month + 0.57%), 4.00%, 8/1/2022 (d) (e) (f)	18	13
MetLife Capital Trust IV 7.88%, 12/15/2037 (c)	100	108
MetLife, Inc.
Series G, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 3.85%, 9/15/2025 (d) (e) (f)	86	77
(ICE LIBOR USD 3 Month + 2.96%), 5.87%, 3/15/2028 (d) (e) (f)	44	41
6.40%, 12/15/2036	108	109
MGM Resorts International 4.63%, 9/1/2026	200	178
Midcontinent Communications 5.38%, 8/15/2027 (c)	17	16
Mississippi Power Co. Series 12-A, 4.25%, 3/15/2042	5	4
Mondelez International, Inc. 1.50%, 2/4/2031 (b)	6	5
Morgan Stanley
Series N, (ICE LIBOR USD 3 Month + 3.16%), 5.30%, 12/15/2025 (d) (e) (f)	8	7
Series M, (ICE LIBOR USD 3 Month + 4.44%), 5.87%, 9/15/2026 (d) (e) (f)	24	23
(SOFR + 0.86%), 1.51%, 7/20/2027 (f)	20	18
MPLX LP 4.50%, 4/15/2038	3	3
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
National Rural Utilities Cooperative Finance Corp. (ICE LIBOR USD 3 Month + 3.63%), 5.25%, 4/20/2046 (f)	20	18
Nationstar Mortgage Holdings, Inc. 6.00%, 1/15/2027 (c)	95	82
NCR Corp.
5.75%, 9/1/2027 (c)	25	22
6.13%, 9/1/2029 (c)	105	91
Netflix, Inc.
5.88%, 2/15/2025	100	101
4.88%, 4/15/2028	20	19
5.88%, 11/15/2028	60	59
New Albertsons LP
7.75%, 6/15/2026	5	5
6.63%, 6/1/2028	15	14
7.45%, 8/1/2029	21	21
8.00%, 5/1/2031	80	78
Newell Brands, Inc. 4.45%, 4/1/2026 (h)	150	143
Nexstar Media, Inc.
5.63%, 7/15/2027 (c)	43	39
4.75%, 11/1/2028 (c)	55	47
NextEra Energy Capital Holdings, Inc.
(ICE LIBOR USD 3 Month + 2.07%), 3.03%, 10/1/2066 (f)	47	35
(ICE LIBOR USD 3 Month + 2.13%), 3.95%, 6/15/2067 (f)	64	48
(ICE LIBOR USD 3 Month + 3.16%), 5.65%, 5/1/2079 (f)	28	24
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.55%), 3.80%, 3/15/2082 (f)	34	27
NextEra Energy Operating Partners LP
4.25%, 7/15/2024 (c)	23	22
4.25%, 9/15/2024 (c)	4	4
4.50%, 9/15/2027 (c)	8	7
Nielsen Co. Luxembourg SARL (The) 5.00%, 2/1/2025 (b) (c)	10	10
Nielsen Finance LLC 4.50%, 7/15/2029 (c)	95	86
NiSource, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.84%), 5.65%, 6/15/2023 (d) (e) (f)	62	56
1.70%, 2/15/2031	10	8
Nissan Motor Acceptance Co. LLC
1.85%, 9/16/2026 (c)	5	4
SEE NOTES TO FINANCIAL STATEMENTS.
June 30, 2022	JPMorgan Insurance Trust	19

JPMorgan Insurance Trust Income Builder Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
2.45%, 9/15/2028 (c)	10	8
Norfolk Southern Corp. 2.30%, 5/15/2031	3	3
Northrop Grumman Corp. 5.15%, 5/1/2040	13	13
NRG Energy, Inc.
6.63%, 1/15/2027	3	3
5.75%, 1/15/2028	12	11
5.25%, 6/15/2029 (c)	136	121
NuStar Logistics LP
6.00%, 6/1/2026	12	11
5.63%, 4/28/2027	30	27
Occidental Petroleum Corp.
8.88%, 7/15/2030	115	132
6.63%, 9/1/2030	180	185
Oceaneering International, Inc. 6.00%, 2/1/2028	14	12
ON Semiconductor Corp. 3.88%, 9/1/2028 (c)	85	75
OneMain Finance Corp.
5.63%, 3/15/2023	27	27
6.13%, 3/15/2024	20	19
6.88%, 3/15/2025	45	43
7.13%, 3/15/2026	52	48
6.63%, 1/15/2028	33	29
Oracle Corp.
3.90%, 5/15/2035	7	6
3.85%, 7/15/2036	2	2
Outfront Media Capital LLC 5.00%, 8/15/2027 (c)	15	13
Pactiv Evergreen Group Issuer, Inc. 4.00%, 10/15/2027 (c)	200	171
Par Pharmaceutical, Inc. 7.50%, 4/1/2027 (c)	12	9
Paramount Global
4.20%, 5/19/2032	6	5
(ICE LIBOR USD 3 Month + 3.90%), 6.25%, 2/28/2057 (f)	103	90
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.00%), 6.37%, 3/30/2062 (f)	70	62
PBF Logistics LP 6.88%, 5/15/2023	7	7
Penske Automotive Group, Inc. 3.75%, 6/15/2029	75	62
Performance Food Group, Inc. 5.50%, 10/15/2027 (c)	20	19
PG&E Corp. 5.00%, 7/1/2028	110	93
Philip Morris International, Inc. 3.38%, 8/15/2029	10	9
Pilgrim's Pride Corp. 5.88%, 9/30/2027 (c)	39	37
Plains All American Pipeline LP Series B, (ICE LIBOR USD 3 Month + 4.11%), 6.13%, 11/15/2022 (d) (e) (f)	38	27
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
PNC Financial Services Group, Inc. (The)
Series O, (ICE LIBOR USD 3 Month + 3.68%), 4.96%, 8/1/2022 (d) (e) (f)	68	65
Series R, (ICE LIBOR USD 3 Month + 3.04%), 4.85%, 6/1/2023 (d) (e) (f)	64	58
Series T, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.60%), 3.40%, 9/15/2026 (d) (e) (f)	110	84
Series S, (ICE LIBOR USD 3 Month + 3.30%), 5.00%, 11/1/2026 (d) (e) (f)	29	26
Series U, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.00%), 6.00%, 5/15/2027 (d) (e) (f)	30	29
Post Holdings, Inc.
5.75%, 3/1/2027 (c)	8	8
5.50%, 12/15/2029 (c)	140	125
PPL Capital Funding, Inc. Series A, (ICE LIBOR USD 3 Month + 2.67%), 4.92%, 3/30/2067 (f)	97	72
Prime Security Services Borrower LLC
5.75%, 4/15/2026 (c)	80	75
3.38%, 8/31/2027 (c)	25	21
Progressive Corp. (The) Series B, (ICE LIBOR USD 3 Month + 2.54%), 5.38%, 3/15/2023 (d) (e) (f)	53	47
Prudential Financial, Inc.
(ICE LIBOR USD 3 Month + 3.92%), 5.63%, 6/15/2043 (f)	171	167
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.16%), 5.12%, 3/1/2052 (f)	30	28
Public Service Co. of Oklahoma Series J, 2.20%, 8/15/2031	10	8
Radian Group, Inc.
4.50%, 10/1/2024	40	38
4.88%, 3/15/2027	12	11
Range Resources Corp. 4.88%, 5/15/2025	85	83
Raytheon Technologies Corp. 4.15%, 5/15/2045	10	9
Regeneron Pharmaceuticals, Inc. 1.75%, 9/15/2030	13	10
RHP Hotel Properties LP, REIT 4.75%, 10/15/2027	98	87
Rite Aid Corp. 8.00%, 11/15/2026 (c)	140	109
Royal Caribbean Cruises Ltd.
9.13%, 6/15/2023 (c)	90	89
11.50%, 6/1/2025 (c)	67	69
Royalty Pharma plc 2.15%, 9/2/2031	4	3
S&P Global, Inc. 2.90%, 3/1/2032 (c)	5	4
Sabre GLBL, Inc. 9.25%, 4/15/2025 (c)	110	106

SEE NOTES TO FINANCIAL STATEMENTS.
20	JPMorgan Insurance Trust	June 30, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Scotts Miracle-Gro Co. (The) 5.25%, 12/15/2026 (b)	125	116
Seagate HDD Cayman 4.88%, 6/1/2027	95	90
Sealed Air Corp. 5.13%, 12/1/2024 (c)	20	20
Sempra Energy
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.55%), 4.88%, 10/15/2025 (d) (e) (f)	105	97
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.87%), 4.12%, 4/1/2052 (f)	71	57
Sensata Technologies BV
4.88%, 10/15/2023 (c)	15	15
5.63%, 11/1/2024 (c)	125	123
5.00%, 10/1/2025 (c)	30	29
Service Corp. International
4.63%, 12/15/2027	12	11
5.13%, 6/1/2029	5	5
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	15	14
Sirius XM Radio, Inc.
5.00%, 8/1/2027 (c)	53	49
5.50%, 7/1/2029 (c)	161	147
Six Flags Entertainment Corp.
4.88%, 7/31/2024 (c)	12	11
5.50%, 4/15/2027 (b) (c)	102	93
SM Energy Co.
6.75%, 9/15/2026	12	11
6.63%, 1/15/2027	16	15
Southern California Edison Co. Series E, (ICE LIBOR USD 3 Month + 4.20%), 5.48%, 12/31/2164 (d) (e) (f)	12	11
Southern Co. Gas Capital Corp. Series 20-A, 1.75%, 1/15/2031	2	2
Southwestern Energy Co. 7.75%, 10/1/2027	135	138
Spectrum Brands, Inc.
5.75%, 7/15/2025	8	8
5.00%, 10/1/2029 (c)	31	27
Sprint Capital Corp. 8.75%, 3/15/2032	197	237
Sprint Corp.
7.88%, 9/15/2023	227	234
7.13%, 6/15/2024	71	73
7.63%, 2/15/2025	194	202
7.63%, 3/1/2026	39	41
SS&C Technologies, Inc. 5.50%, 9/30/2027 (c)	93	87
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Stagwell Global LLC 5.63%, 8/15/2029 (c)	70	56
Standard Industries, Inc.
5.00%, 2/15/2027 (c)	18	16
4.75%, 1/15/2028 (c)	77	66
Stanley Black & Decker, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.66%), 4.00%, 3/15/2060 (f)	10	9
Staples, Inc.
7.50%, 4/15/2026 (c)	95	79
10.75%, 4/15/2027 (c)	85	56
Starbucks Corp. 2.55%, 11/15/2030	13	11
State Street Corp.
Series F, (ICE LIBOR USD 3 Month + 3.60%), 5.43%, 9/15/2022 (b) (d) (e) (f)	25	24
(ICE LIBOR USD 3 Month + 2.54%), 5.63%, 12/15/2023 (d) (e) (f)	31	27
(SOFR + 0.73%), 2.20%, 2/7/2028 (f)	10	9
Station Casinos LLC 4.50%, 2/15/2028 (c)	70	59
Steel Dynamics, Inc. 5.00%, 12/15/2026	15	15
Stericycle, Inc. 3.88%, 1/15/2029 (c)	150	123
Summit Materials LLC 6.50%, 3/15/2027 (c)	45	43
Sunoco LP
6.00%, 4/15/2027	71	68
5.88%, 3/15/2028	3	3
SVB Financial Group
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.20%), 4.00%, 5/15/2026 (d) (e) (f)	100	76
Series D, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.07%), 4.25%, 11/15/2026 (d) (e) (f)	35	26
Sysco Corp.
3.25%, 7/15/2027	15	14
2.40%, 2/15/2030	6	5
Take-Two Interactive Software, Inc. 3.70%, 4/14/2027	5	5
Tallgrass Energy Partners LP 5.50%, 1/15/2028 (c)	5	4
Targa Resources Partners LP 6.50%, 7/15/2027	191	196
Tempur Sealy International, Inc. 4.00%, 4/15/2029 (c)	150	121
Tenet Healthcare Corp.
4.63%, 7/15/2024	29	28
4.63%, 9/1/2024 (c)	11	11
4.88%, 1/1/2026 (c)	163	150
6.25%, 2/1/2027 (c)	30	28
SEE NOTES TO FINANCIAL STATEMENTS.
June 30, 2022	JPMorgan Insurance Trust	21

JPMorgan Insurance Trust Income Builder Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
5.13%, 11/1/2027 (c)	189	170
TerraForm Power Operating LLC 5.00%, 1/31/2028 (c)	29	26
Thermo Fisher Scientific, Inc. 2.00%, 10/15/2031	10	8
T-Mobile USA, Inc.
4.75%, 2/1/2028	93	90
2.25%, 11/15/2031	10	8
4.38%, 4/15/2040	6	5
3.00%, 2/15/2041	6	4
TransDigm, Inc. 6.25%, 3/15/2026 (c)	184	177
Transocean Pontus Ltd. 6.13%, 8/1/2025 (c)	29	26
Transocean Poseidon Ltd. 6.88%, 2/1/2027 (c)	47	41
Transocean Proteus Ltd. 6.25%, 12/1/2024 (c)	15	14
Travel + Leisure Co.
5.65%, 4/1/2024 (h)	17	17
6.60%, 10/1/2025 (h)	16	16
6.00%, 4/1/2027 (h)	25	23
TriMas Corp. 4.13%, 4/15/2029 (c)	54	46
Trinseo Materials Operating SCA 5.38%, 9/1/2025 (c)	52	44
Truist Financial Corp.
Series P, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.61%), 4.95%, 9/1/2025 (d) (e) (f)	13	13
Series M, (ICE LIBOR USD 3 Month + 2.79%), 5.12%, 12/15/2027 (d) (e) (f)	6	5
Series Q, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 4.35%), 5.10%, 3/1/2030 (d) (e) (f)	138	125
Uber Technologies, Inc. 7.50%, 5/15/2025 (c)	65	64
UDR, Inc., REIT 3.20%, 1/15/2030	5	4
Union Pacific Corp. 3.70%, 3/1/2029	10	10
United Airlines Holdings, Inc.
5.00%, 2/1/2024	33	32
4.88%, 1/15/2025 (b)	28	26
United Airlines, Inc. 4.38%, 4/15/2026 (c)	70	62
United Rentals North America, Inc.
5.50%, 5/15/2027	6	6
4.88%, 1/15/2028	240	227
UnitedHealth Group, Inc. 4.20%, 5/15/2032	5	5
Universal Health Services, Inc. 2.65%, 1/15/2032 (c)	6	5
Univision Communications, Inc. 4.50%, 5/1/2029 (c)	70	59
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
US Bancorp
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.54%), 3.70%, 1/15/2027 (d) (e)	60	46
Series J, (ICE LIBOR USD 3 Month + 2.91%), 5.30%, 4/15/2027 (d) (e) (f)	8	7
Ventas Realty LP, REIT 4.00%, 3/1/2028	5	5
Verizon Communications, Inc.
4.40%, 11/1/2034	8	8
4.27%, 1/15/2036	6	6
3.85%, 11/1/2042	3	3
VICI Properties LP
4.25%, 12/1/2026 (c)	75	68
5.75%, 2/1/2027 (c)	23	22
Vistra Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.74%), 7.00%, 12/15/2026 (c) (d) (e)	14	13
Vistra Operations Co. LLC
5.50%, 9/1/2026 (c)	20	19
5.63%, 2/15/2027 (c)	130	122
WEC Energy Group, Inc. 1.80%, 10/15/2030	5	4
Weekley Homes LLC 4.88%, 9/15/2028 (c)	100	79
Wells Fargo & Co.
Series S, (ICE LIBOR USD 3 Month + 3.11%), 5.90%, 6/15/2024 (d) (e)	53	48
(ICE LIBOR USD 3 Month + 3.99%), 5.87%, 6/15/2025 (d) (e) (f)	18	18
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.45%), 3.90%, 3/15/2026 (d) (e) (f)	315	271
WESCO Distribution, Inc.
7.13%, 6/15/2025 (c)	40	40
7.25%, 6/15/2028 (c)	125	124
Western Midstream Operating LP 4.75%, 8/15/2028	135	123
William Carter Co. (The) 5.63%, 3/15/2027 (c)	73	68
WP Carey, Inc., REIT 2.40%, 2/1/2031	5	4
Wynn Las Vegas LLC 5.50%, 3/1/2025 (c)	35	32
Wynn Resorts Finance LLC 5.13%, 10/1/2029 (c)	224	176
Xerox Corp. 4.62%, 3/15/2023 (h)	9	9
XPO Logistics, Inc. 6.25%, 5/1/2025 (c)	29	29
Yum! Brands, Inc. 4.75%, 1/15/2030 (c)	24	22
Zayo Group Holdings, Inc. 4.00%, 3/1/2027 (c)	140	116

SEE NOTES TO FINANCIAL STATEMENTS.
22	JPMorgan Insurance Trust	June 30, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Zimmer Biomet Holdings, Inc. 2.60%, 11/24/2031	5	4
Zoetis, Inc. 2.00%, 5/15/2030	6	5
		27,595
Total Corporate Bonds (Cost $36,663)		31,937
	SHARES (000)
Exchange-Traded Funds — 8.5%
United States — 8.5%
JPMorgan Equity Premium Income ETF (j)	44	2,442
JPMorgan High Yield Research Enhanced ETF (j)	127	5,551
		7,993
Total Exchange-Traded Funds (Cost $9,092)		7,993
	PRINCIPAL AMOUNT ($000)
Equity-Linked Notes — 6.8%
Canada — 1.0%
National Bank of Canada, ELN, 7.50%, 8/17/2022, (linked to Russell 2000 Index) (c)	1	931
France — 1.9%
BNP Paribas Issuance BV, ELN, 7.00%, 7/27/2022, (linked to Russell 2000 Index) (c)	—	896
Societe Generale SA, ELN, 7.50%, 8/10/2022, (linked to Russell 2000 Index) (c)	1	903
		1,799
Switzerland — 1.0%
Credit Suisse AG, ELN, 8.00%, 8/24/2022, (linked to NASDAQ 100 Stock Index) (c)	—	953
United Kingdom — 1.9%
Barclays Bank plc, ELN, 7.00%, 7/20/2022, (linked to Russell 2000 Index) (c)	—	894
Barclays Bank plc, ELN, 7.00%, 8/3/2022, (linked to Russell 2000 Index) (c)	1	896
		1,790
United States — 1.0%
Citigroup Global Markets Holdings, Inc., ELN, 8.00%, 8/31/2022, (linked to NASDAQ 100 Stock Index) (c)	—	969
Total Equity-Linked Notes (Cost $7,025)		6,442
INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 2.8%
United States — 2.8%
JPMorgan Equity Income Fund (j)	72	1,548
JPMorgan Floating Rate Income Fund (j)	126	1,040
		2,588
Total Investment Companies (Cost $2,151)		2,588
	PRINCIPAL AMOUNT ($000)
Commercial Mortgage-Backed Securities — 2.1%
United States — 2.1%
BANK Series 2017-BNK7, Class D, 2.71%, 9/15/2060 ‡ (c)	100	75
Benchmark Mortgage Trust Series 2019-B11, Class D, 3.00%, 5/15/2052 ‡ (c)	100	75
BX Commercial Mortgage Trust Series 2020-VIV2, Class C, 3.66%, 3/9/2044 (c) (k)	106	89
Citigroup Commercial Mortgage Trust
Series 2012-GC8, Class D, 4.94%, 9/10/2045 ‡ (c) (k)	100	90
Series 2016-P6, Class D, 3.25%, 12/10/2049 ‡ (c)	20	16
Series 2017-P7, Class D, 3.25%, 4/14/2050 ‡ (c)	23	17
Series 2017-P7, Class B, 4.14%, 4/14/2050 ‡ (k)	10	9
Commercial Mortgage Trust Series 2016-CR28, Class C, 4.77%, 2/10/2049 ‡ (k)	100	95
CSAIL Commercial Mortgage Trust Series 2019-C15, Class C, 5.15%, 3/15/2052 ‡ (k)	100	93
DBGS Mortgage Trust Series 2018-5BP, Class B, 2.30%, 6/15/2033 ‡ (c) (k)	100	96
FHLMC Multiclass Certificates Series 2020-RR05, Class X, IO, 2.01%, 1/27/2029	160	18
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K734, Class X3, IO, 2.24%, 7/25/2026 (k)	120	9
Series Q012, Class X, IO, 4.15%, 9/25/2035 (k)	456	93
Series K726, Class X3, IO, 2.22%, 7/25/2044 (k)	151	6
Series K729, Class X3, IO, 2.03%, 11/25/2044 (k)	1,212	48
Series K728, Class X3, IO, 2.02%, 11/25/2045 (k)	100	4
Series K071, Class X3, IO, 2.08%, 11/25/2045 (k)	700	64
Series K088, Class X3, IO, 2.43%, 2/25/2047 (k)	555	71
Series K108, Class X3, IO, 3.61%, 4/25/2048 (k)	400	84
SEE NOTES TO FINANCIAL STATEMENTS.
June 30, 2022	JPMorgan Insurance Trust	23

JPMorgan Insurance Trust Income Builder Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
United States — continued
FREMF Series 2018-KF46, Class B, 3.07%, 3/25/2028 (c) (k)	3	3
FREMF Mortgage Trust
Series 2017-KF31, Class B, 4.02%, 4/25/2024 (c) (k)	4	4
Series 2017-KF32, Class B, 3.67%, 5/25/2024 (c) (k)	28	27
Series 2018-KF45, Class B, 3.07%, 3/25/2025 (c) (k)	4	4
Series 2018-KF47, Class B, 3.12%, 5/25/2025 (c) (k)	17	17
Series 2018-KC02, Class B, 4.23%, 7/25/2025 (c) (k)	25	24
Series 2018-KF53, Class B, 3.17%, 10/25/2025 (k)	32	32
Series 2019-KC03, Class B, 4.51%, 1/25/2026 (c) (k)	25	24
Series 2019-KF62, Class B, 3.17%, 4/25/2026 (c) (k)	9	9
Series 2018-KF43, Class B, 3.27%, 1/25/2028 (c) (k)	27	26
Series 2018-KF50, Class B, 3.02%, 7/25/2028 (c) (k)	3	3
Series 2018-K82, Class B, 4.27%, 9/25/2028 (c) (k)	50	48
Series 2019-KF63, Class B, 3.47%, 5/25/2029 (c) (k)	13	13
Series 2017-K65, Class B, 4.22%, 7/25/2050 (c) (k)	75	73
Series 2018-K75, Class B, 4.11%, 4/25/2051 (c) (k)	10	10
Series 2020-K737, Class B, 3.42%, 1/25/2053 (c) (k)	100	95
Series 2020-K737, Class C, 3.42%, 1/25/2053 (c) (k)	145	136
GNMA
Series 2016-71, Class QI, IO, 0.93%, 11/16/2057 (k)	112	5
Series 2020-14, , IO, 0.57%, 2/16/2062 (k)	601	31
Series 2020-23, , IO, 0.65%, 4/16/2062 (k)	162	9
Jackson Park Trust
Series 2019-LIC, Class E, 3.35%, 10/14/2039 ‡ (c) (k)	100	74
Series 2019-LIC, Class F, 3.35%, 10/14/2039 ‡ (c) (k)	100	72
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ, 5.45%, 9/15/2039 ‡ (k)	20	8
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

United States — continued
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C31, Class B, 3.88%, 11/15/2049 ‡ (k)	50	46
Morgan Stanley Capital I Trust
Series 2018-MP, Class D, 4.42%, 7/11/2040 ‡ (c) (k)	10	8
Series 2020-HR8, Class XA, IO, 1.97%, 7/15/2053 (k)	995	110
Total Commercial Mortgage-Backed Securities (Cost $2,181)		1,963
Collateralized Mortgage Obligations — 1.0%
United States — 1.0%
Banc of America Funding Trust Series 2006-A, Class 1A1, 2.74%, 2/20/2036 (k)	8	8
Citigroup Mortgage Loan Trust, Inc. Series 2005-6, Class A1, 2.19%, 9/25/2035 (k)	17	17
Connecticut Avenue Securities Trust Series 2019-R06, Class 2M2, 3.72%, 9/25/2039 ‡ (c) (k)	8	8
FHLMC, REMIC
Series 4703, Class SA, IF, IO, 4.83%, 7/15/2047 (k)	194	30
Series 4937, Class MS, IF, IO, 4.43%, 12/25/2049 (k)	128	17
Series 4839, Class WS, IF, IO, 4.78%, 8/15/2056 (k)	131	21
FHLMC, STRIPS
Series 311, Class S1, IF, IO, 4.63%, 8/15/2043 (k)	437	63
Series 316, Class S7, IF, IO, 4.78%, 11/15/2043 (k)	181	22
Series 356, Class S5, IF, IO, 4.68%, 9/15/2047 (k)	226	36
FNMA, REMIC
Series 2012-75, Class DS, IF, IO, 4.33%, 7/25/2042 (k)	147	19
Series 2016-1, Class SJ, IF, IO, 4.53%, 2/25/2046 (k)	96	17
Series 2018-67, Class SN, IF, IO, 4.58%, 9/25/2048 (k)	308	49
Series 2018-73, Class SC, IF, IO, 4.58%, 10/25/2048 (k)	184	25
GNMA
Series 2017-67, Class ST, IF, IO, 4.60%, 5/20/2047 (k)	144	23
Series 2017-112, Class S, IF, IO, 4.60%, 7/20/2047 (k)	114	15

SEE NOTES TO FINANCIAL STATEMENTS.
24	JPMorgan Insurance Trust	June 30, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
United States — continued
Series 2018-36, Class SG, IF, IO, 4.60%, 3/20/2048 (k)	67	9
Series 2019-22, Class SM, IF, IO, 4.45%, 2/20/2049 (k)	172	20
Series 2019-42, Class SJ, IF, IO, 4.45%, 4/20/2049 (k)	140	16
Impac CMB Trust
Series 2004-7, Class 1A2, 2.54%, 11/25/2034 (k)	32	32
Series 2005-8, Class 1AM, 2.32%, 2/25/2036 (k)	59	55
Morgan Stanley Mortgage Loan Trust Series 2004-5AR, Class 4A, 3.24%, 7/25/2034 (k)	—	—
New Residential Mortgage Loan Trust Series 2019-NQM4, Class M1, 2.99%, 9/25/2059 ‡ (c) (k)	239	218
Structured Adjustable Rate Mortgage Loan Trust Series 2007-9, Class 1A1, 3.59%, 10/25/2037 (k)	215	201
WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR5, Class A6, 3.31%, 5/25/2035 (k)	11	10
Total Collateralized Mortgage Obligations (Cost $1,065)		931
U.S. Treasury Obligations — 0.9%
United States — 0.9%
U.S. Treasury Notes , 0.13%, 1/31/2023 (l)(Cost $837)	842	830
	SHARES (000)
Preferred Stocks — 0.5%
United States — 0.5%
Allstate Corp. (The) Series H, 5.10%, 10/15/2024 ($25 par value) (m)	1	29
Bank of America Corp.,
Series GG, 6.00%, 5/16/2023 ($25 par value) (m)	1	18
Series HH, 5.88%, 7/24/2023 ($25 par value) (m)	1	17
Series KK, 5.38%, 6/25/2024 ($25 par value) (m)	1	17
Series LL, 5.00%, 9/17/2024 ($25 par value) (m)	1	16
Energy Transfer LP Series E, US0003M, 7.60%, 5/15/2024 (m)	2	38
INVESTMENTS	SHARES (000)	VALUE ($000)

United States — continued
MetLife, Inc. Series F, 4.75%, 3/15/2025 ($25 par value) (m)	1	14
Morgan Stanley,
Series L, 4.88%, 1/15/2025 ($25 par value) (m)	—	4
Series K, US0003M, 5.85%, 4/15/2027 ($25 par value) (m)	2	54
MYT Holding LLC Series A, 10.00%, 6/6/2029 ‡ *	7	8
NextEra Energy Capital Holdings, Inc. Series N, 5.65%, 3/1/2079 ($25 par value)	1	12
Northern Trust Corp. Series E, 4.70%, 1/1/2025 ($25 par value) (m)	—	9
Public Storage Series L, REIT, 4.63%, 6/17/2025 ($25 par value) (m)	1	12
SCE Trust VI 5.00%, 6/26/2022 ($25 par value) (m)	4	73
Sempra Energy 5.75%, 7/1/2079 ($25 par value)	—	2
Southern Co. (The) Series 2020, 4.95%, 1/30/2080 ($25 par value)	1	22
State Street Corp. Series G, US0003M, 5.35%, 3/15/2026 ($25 par value) (m)	—	9
Truist Financial Corp. Series R, 4.75%, 9/1/2025 ($25 par value) (m)	1	16
US Bancorp Series K, 5.50%, 10/15/2023 ($25 par value) (m)	—	8
Wells Fargo & Co.,
Series Y, 5.63%, 6/15/2022 ($25 par value) (m)	1	29
Series Z, 4.75%, 3/15/2025 ($25 par value) (m)	5	103
Series AA, 4.70%, 12/15/2025 ($25 par value) (m)	—	4
Total Preferred Stocks (Cost $596)		514
	PRINCIPAL AMOUNT ($000)
Mortgage-Backed Securities — 0.4%
United States — 0.4%
FNMA UMBS, 30 Year
Pool # MA4398, 2.00%, 8/1/2051	320	279
Pool # MA4465, 2.00%, 11/1/2051	10	8
Pool # MA4563, 2.50%, 3/1/2052	59	53
Pool # MA4564, 3.00%, 3/1/2052	13	12
SEE NOTES TO FINANCIAL STATEMENTS.
June 30, 2022	JPMorgan Insurance Trust	25

JPMorgan Insurance Trust Income Builder Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
United States — continued
GNMA II, 30 Year Pool # MA7534, 2.50%, 8/20/2051	55	51
Total Mortgage-Backed Securities (Cost $463)		403
Asset-Backed Securities — 0.3%
United States — 0.3%
GSAMP Trust Series 2003-SEA, Class A1, 2.42%, 2/25/2033 ‡ (k)	82	78
Morgan Stanley ABS Capital I, Inc. Trust
Series 2003-SD1, Class M1, 3.87%, 3/25/2033 ‡ (k)	106	101
Series 2003-NC10, Class M1, 2.64%, 10/25/2033 ‡ (k)	13	13
Prestige Auto Receivables Trust Series 2018-1A, Class D, 4.14%, 10/15/2024 (c)	10	10
Securitized Asset-Backed Receivables LLC Trust Series 2004-OP2, Class M3, 3.65%, 8/25/2034 ‡ (k)	74	74
Total Asset-Backed Securities (Cost $270)		276
Loan Assignments — 0.2% (f) (n)
United States — 0.2%
American Axle & Manufacturing, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 3.88%, 4/6/2024	5	5
Axalta Dupont PC, Term Loan B (ICE LIBOR USD 3 Month + 1.75%), 4.00%, 6/1/2024	21	21
CenturyLink, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 3.92%, 3/15/2027	8	7
JBS USA LUX SA, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.00%), 2.80%, 5/1/2026	33	31
Nexstar Broadcasting, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 4.17%, 9/18/2026	28	28
UFC Holdings LLC, 1st Lien Term Loan B-3 (ICE LIBOR USD 3 Month + 2.75%), 3.50%, 4/29/2026	39	36
WMG Acquisition Corp., 1st Lien Term Loan G (ICE LIBOR USD 1 Month + 2.13%), 3.79%, 1/20/2028	31	30
Total Loan Assignments (Cost $164)		158
INVESTMENTS	NO. OF WARRANTS (000)	VALUE ($000)
Warrants — 0.0% ^
United Kingdom — 0.0% ^
Nmg Research Ltd. expiring 9/24/2027, price 1.00 USD ‡ *	—	7
United States — 0.0% ^
Chesapeake Energy Corp.
expiring 2/9/2026, price 34.00 USD *	—	7
expiring 2/9/2026, price 26.00 USD *	—	14
expiring 2/9/2026, price 30.00 USD *	1	14
Windstream Holdings, Inc. expiring 12/31/2049, price 11.00 USD ‡ *	—	—
		35
Total Warrants (Cost $—)		42
	PRINCIPAL AMOUNT ($000)
Convertible Bonds — 0.0% ^
United States — 0.0% ^
Liberty Interactive LLC
4.00%, 11/15/2029	3	1
3.75%, 2/15/2030	2	1
Total Convertible Bonds (Cost $4)		2
	NO. OF RIGHTS (000)
Rights — 0.0% ^
Luxembourg — 0.0% ^
Intelsat Jackson Holdings SA, expiring 12/5/2025(Cost $—)‡ *	—	—
	SHARES (000)
Short-Term Investments — 3.6%
Investment Companies — 2.7%
JPMorgan Prime Money Market Fund Class IM Shares, 1.54% (j) (o)	490	490
JPMorgan Prime Money Market Fund Class Institutional Shares, 1.47% (j) (o)	2,063	2,063
Total Investment Companies (Cost $2,553)		2,553
Investment of Cash Collateral from Securities Loaned — 0.9%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 1.50% (j) (o)	200	200

SEE NOTES TO FINANCIAL STATEMENTS.
26	JPMorgan Insurance Trust	June 30, 2022

INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — continued
Investment of Cash Collateral from Securities Loaned — continued
JPMorgan U.S. Government Money Market Fund Class IM Shares, 1.38% (j) (o)	680	680
Total Investment of Cash Collateral from Securities Loaned (Cost $880)		880
Total Short-Term Investments (Cost $3,433)		3,433
Total Investments — 99.3% (Cost $98,609)		93,380
Other Assets Less Liabilities — 0.7%		629
NET ASSETS — 100.0%		94,009

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ABS	Asset-Backed Securities
ADR	American Depositary Receipt
CVA	Dutch Certification
ELN	Equity-Linked Note
ETF	Exchange Traded Fund
EUR	Euro
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GBP	British Pound
GDR	Global Depositary Receipt
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of June 30, 2022. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	London Interbank Offered Rate
NASDAQ	National Association of Securities Dealers Automate Quotation
OYJ	Public Limited Company
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
RTS	Russian Trading System
SCA	Limited partnership with share capital
SGPS	Holding company
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	The security or a portion of this security is on loan at June 30, 2022. The total value of securities on loan at June 30, 2022 is $842.
(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)	Security is an interest bearing note with preferred security characteristics.
(e)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of June 30, 2022.
(f)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of June 30, 2022.
(g)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(h)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of June 30, 2022.
(i)	Defaulted security.
(j)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
SEE NOTES TO FINANCIAL STATEMENTS.
June 30, 2022	JPMorgan Insurance Trust	27

JPMorgan Insurance Trust Income Builder Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2022  (Unaudited) (continued)
(k)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of June 30, 2022.
(l)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(m)	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is in effect as of June 30, 2022.
(n)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(o)	The rate shown is the current yield as of June 30, 2022.
Summary of Investments by Industry, June 30, 2022
The following table represents the portfolio investments of the Portfolio by industry classifications as a percentage of total investments:
PORTFOLIO COMPOSITION BY ASSET CLASS AS OF June 30, 2022	PERCENT OF TOTAL INVESTMENTS
Banks	7.1%
Fixed Income	7.1
Equity-Linked Notes	6.9
Oil, Gas & Consumable Fuels	5.7
Equity Real Estate Investment Trusts (REITs)	4.5
Diversified Telecommunication Services	4.4
U.S. Equity	4.3
Electric Utilities	3.6
Pharmaceuticals	3.4
Insurance	3.0
Media	2.7
Health Care Providers & Services	2.4
Hotels, Restaurants & Leisure	2.2
Commercial Mortgage-Backed Securities	2.1
Capital Markets	2.1
Food Products	1.9
Semiconductors & Semiconductor Equipment	1.7
Metals & Mining	1.6
Wireless Telecommunication Services	1.6
Chemicals	1.4
Multi-Utilities	1.2
Consumer Finance	1.2
Containers & Packaging	1.2
Commercial Services & Supplies	1.1
Household Durables	1.0
Beverages	1.0
Collateralized Mortgage Obligations	1.0
Others (each less than 1.0%)	18.9
Short-Term Investments	3.7
Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

SEE NOTES TO FINANCIAL STATEMENTS.
28	JPMorgan Insurance Trust	June 30, 2022

Futures contracts outstanding as of June 30, 2022 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	17	09/16/2022	USD	3,227	(90)
U.S. Treasury 10 Year Note	117	09/21/2022	USD	13,844	(196)
					(286)
Short Contracts
EURO STOXX 50 Index	(40)	09/16/2022	EUR	(1,450)	12
E-Mini Nasdaq 100 Index	(6)	09/16/2022	USD	(1,385)	30
Russell 2000 E-Mini Index	(46)	09/16/2022	USD	(3,930)	176
					218
					(68)

Abbreviations
EUR	Euro
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.
June 30, 2022	JPMorgan Insurance Trust	29

STATEMENT OF ASSETS AND LIABILITIES
AS OF June 30, 2022  (Unaudited)
(Amounts in thousands, except per share amounts)
JPMorgan Insurance Trust Income Builder Portfolio
ASSETS:
Investments in non-affiliates, at value	$ 79,366
Investments in affiliates, at value	13,134
Investments of cash collateral received from securities loaned, at value (See Note 2.E)	880
Cash	262
Foreign currency, at value	29
Receivables:
Investment securities sold	84
Portfolio shares sold	49
Interest from non-affiliates	536
Dividends from non-affiliates	133
Dividends from affiliates	2
Tax reclaims	60
Securities lending income (See Note 2.E)	1
Variation margin on futures contracts	599
Total Assets	95,135
LIABILITIES:
Payables:
Investment securities purchased	60
Collateral received on securities loaned (See Note 2.E)	880
Portfolio shares redeemed	4
Accrued liabilities:
Investment advisory fees	22
Distribution fees	16
Custodian and accounting fees	76
Trustees’ and Chief Compliance Officer’s fees	—(a)
Other	68
Total Liabilities	1,126
Net Assets	$ 94,009 (a) Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.
30	JPMorgan Insurance Trust	June 30, 2022

JPMorgan Insurance Trust Income Builder Portfolio
NET ASSETS:
Paid-in-Capital	$100,829
Total distributable earnings (loss)	(6,820)
Total Net Assets:	$ 94,009
Net Assets:
Class 1	$ 19,007
Class 2	75,002
Total	$ 94,009
Outstanding units of beneficial interest (shares) (unlimited number of shares authorized, no par value):
Class 1	1,973
Class 2	7,811
Net Asset Value (a):
Class 1 — Offering and redemption price per share	$ 9.63
Class 2 — Offering and redemption price per share	9.60
Cost of investments in non-affiliates	$ 83,933
Cost of investments in affiliates	13,796
Cost of foreign currency	19
Investment securities on loan, at value (See Note 2.E)	842
Cost of investment of cash collateral (See Note 2.E)	880

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
SEE NOTES TO FINANCIAL STATEMENTS.
June 30, 2022	JPMorgan Insurance Trust	31

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED June 30, 2022  (Unaudited)
(Amounts in thousands)
JPMorgan Insurance Trust Income Builder Portfolio
INVESTMENT INCOME:
Interest income from non-affiliates	$ 1,198
Interest income from affiliates	—(a)
Dividend income from non-affiliates	942
Dividend income from affiliates	246
Income from securities lending (net) (See Note 2.E)	4
Foreign taxes withheld (net)	(77)
Total investment income	2,313
EXPENSES:
Investment advisory fees	215
Administration fees	39
Distribution fees:
Class 2	103
Custodian and accounting fees	130
Interest expense to affiliates	—(a)
Professional fees	48
Trustees’ and Chief Compliance Officer’s fees	13
Printing and mailing costs	14
Transfer agency fees (See Note 2.L)	—(a)
Other	9
Total expenses	571
Less fees waived	(159)
Less expense reimbursements	—(a)
Net expenses	412
Net investment income (loss)	1,901
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(926)
Investments in affiliates	(374)
Futures contracts	(1,023)
Foreign currency transactions	(30)
Net realized gain (loss)	(2,353)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(12,882)
Investments in affiliates	(1,299)
Futures contracts	(109)
Foreign currency translations	(2)
Change in net unrealized appreciation/depreciation	(14,292)
Net realized/unrealized gains (losses)	(16,645)
Change in net assets resulting from operations	$(14,744)

(a)	Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.
32	JPMorgan Insurance Trust	June 30, 2022

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED
(Amounts in thousands)
	JPMorgan Insurance Trust Income Builder Portfolio
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$ 1,901	$ 3,298
Net realized gain (loss)	(2,353)	2,950
Distributions of capital gains received from investment company affiliates	—	30
Change in net unrealized appreciation/depreciation	(14,292)	2,129
Change in net assets resulting from operations	(14,744)	8,407
DISTRIBUTIONS TO SHAREHOLDERS:
Class 1	(1,347)	(664)
Class 2	(5,165)	(2,555)
Total distributions to shareholders	(6,512)	(3,219)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	4,591	5,626
NET ASSETS:
Change in net assets	(16,665)	10,814
Beginning of period	110,674	99,860
End of period	$ 94,009	$110,674
CAPITAL TRANSACTIONS:
Class 1
Proceeds from shares issued	$ 641	$ 804
Distributions reinvested	1,347	664
Cost of shares redeemed	(208)	(705)
Change in net assets resulting from Class 1 capital transactions	1,780	763
Class 2
Proceeds from shares issued	5,413	11,123
Distributions reinvested	5,164	2,554
Cost of shares redeemed	(7,766)	(8,814)
Change in net assets resulting from Class 2 capital transactions	2,811	4,863
Total change in net assets resulting from capital transactions	$ 4,591	$ 5,626
SHARE TRANSACTIONS:
Class 1
Issued	57	68
Reinvested	132	57
Redeemed	(19)	(60)
Change in Class 1 Shares	170	65
Class 2
Issued	491	956
Reinvested	507	221
Redeemed	(711)	(758)
Change in Class 2 Shares	287	419
SEE NOTES TO FINANCIAL STATEMENTS.
June 30, 2022	JPMorgan Insurance Trust	33

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED
	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)(c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions	Net asset value, end of period
JPMorgan Insurance Trust Income Builder Portfolio
Class 1
Six Months Ended June 30, 2022 (Unaudited)	$11.91	$0.22	$(1.77)	$(1.55)	$(0.42)	$(0.31)	$(0.73)	$ 9.63
Year Ended December 31, 2021	11.33	0.38	0.58	0.96	(0.34)	(0.04)	(0.38)	11.91
Year Ended December 31, 2020	11.16	0.35	0.20	0.55	(0.38)	—	(0.38)	11.33
Year Ended December 31, 2019	10.11	0.40	1.05	1.45	(0.37)	(0.03)	(0.40)	11.16
Year Ended December 31, 2018	10.62	0.42	(0.91)	(0.49)	—	(0.02)	(0.02)	10.11
Year Ended December 31, 2017	9.93	0.37	0.81	1.18	(0.39)	(0.10)	(0.49)	10.62
Class 2
Six Months Ended June 30, 2022 (Unaudited)	11.86	0.20	(1.76)	(1.56)	(0.39)	(0.31)	(0.70)	9.60
Year Ended December 31, 2021	11.28	0.35	0.58	0.93	(0.31)	(0.04)	(0.35)	11.86
Year Ended December 31, 2020	11.12	0.33	0.19	0.52	(0.36)	—	(0.36)	11.28
Year Ended December 31, 2019	10.08	0.37	1.04	1.41	(0.34)	(0.03)	(0.37)	11.12
Year Ended December 31, 2018	10.62	0.39	(0.91)	(0.52)	—	(0.02)	(0.02)	10.08
Year Ended December 31, 2017	9.92	0.35	0.81	1.16	(0.36)	(0.10)	(0.46)	10.62

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Net investment income (loss) is affected by the timing of distributions from Underlying Funds.
(d)	Not annualized for periods less than one year.
(e)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(f)	Total returns do not include charges that will be imposed by variable insurance contracts or by Eligible Plans. If these charges were reflected, returns would be lower than those shown.
(g)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(h)	Does not include expenses of Underlying Funds.
(i)	Certain non-recurring expenses incurred by the Portfolio were not annualized for the period indicated.
SEE NOTES TO FINANCIAL STATEMENTS.
34	JPMorgan Insurance Trust	June 30, 2022

Ratios/Supplemental data
		Ratios to average net assets(a)
Total return (d)(e)(f)	Net assets, end of period (000's)	Net expenses(g)(h)	Net investment income (loss)(c)	Expenses without waivers and reimbursements(h)	Portfolio turnover rate(d)

(13.38)%	$19,007	0.60(i)%	3.93(i)%	0.91(i)%	27%
8.51	21,470	0.60	3.28	0.89	67
5.45	19,684	0.56	3.33	0.94	66
14.56	14,607	0.60	3.71	0.95	51
(4.63)	10,947	0.59	4.02	1.14	68
11.89	8,776	0.59	3.40	1.26	85

(13.50)	75,002	0.85(i)	3.67(i)	1.16(i)	27
8.31	89,204	0.85	3.03	1.14	67
5.12	80,176	0.81	3.10	1.20	66
14.27	75,983	0.85	3.49	1.21	51
(4.92)	55,484	0.84	3.76	1.39	68
11.70	42,122	0.84	3.31	1.40	85
SEE NOTES TO FINANCIAL STATEMENTS.
June 30, 2022	JPMorgan Insurance Trust	35

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2022  (Unaudited)
(Dollar values in thousands)
1.  Organization
JPMorgan Insurance Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and is a Massachusetts business trust.
The following is a separate portfolio of the Trust (the “Portfolio”) covered by this report:
	Classes Offered	Diversification Classification
JPMorgan Insurance Trust Income Builder Portfolio	Class 1 and Class 2	Diversified
The investment objective of the Portfolio is to seek to maximize income while maintaining prospects for capital appreciation.
Portfolio shares are offered only to separate accounts of participating insurance companies and Eligible Plans. Individuals may not purchase shares directly from the Portfolio.
All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency fees and distribution fees and each class has exclusive voting rights with respect to its distribution plan and administrative services plan.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as Adviser (the “Adviser”) and Administrator (the “Administrator”) to the Portfolio.
2.  Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The Portfolio is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A.  Valuation of Investments — Investments are valued in accordance with GAAP and the Portfolio's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the "Board"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
The Administrator has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Portfolio's investments. The Administrator implements the valuation policies of the Portfolio's investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Portfolio. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Portfolio's investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Portfolio are calculated on a valuation date.
36	JPMorgan Insurance Trust	June 30, 2022

Certain foreign equity instruments, as well as certain derivatives with foreign equity reference obligations, are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.
Investments in open-end investment companies, excluding exchange-traded funds ("ETFs") (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Portfolio at June 30, 2022.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Portfolio's investments are summarized into the three broad levels listed below.
•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•	Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•	Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities
United States	$ —	$ 10	$ 266	$ 276
Collateralized Mortgage Obligations
United States	—	705	226	931
Commercial Mortgage-Backed Securities
United States	—	1,189	774	1,963
Common Stocks
Australia	—	791	—	791
Austria	22	82	—	104
Belgium	—	163	—	163
Brazil	158	26	—	184
Canada	2,355	—	—	2,355
Chile	31	—	—	31
China	42	1,778	—	1,820
Denmark	14	440	—	454
Finland	—	373	—	373
France	—	1,346	—	1,346
Germany	—	1,208	—	1,208
Hong Kong	43	477	—	520
India	238	—	—	238
Indonesia	151	137	—	288
Italy	—	546	—	546
Japan	—	1,938	—	1,938
Luxembourg	24	—	9	33
Mexico	394	—	—	394
June 30, 2022	JPMorgan Insurance Trust	37

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2022  (Unaudited) (continued)
(Dollar values in thousands)
(continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Netherlands	$ —	$ 471	$ —	$ 471
New Zealand	—	110	—	110
Norway	25	268	28	321
Poland	—	48	—	48
Portugal	12	100	—	112
Russia	—	—	1	1
Saudi Arabia	—	65	—	65
Singapore	21	302	—	323
South Africa	42	273	—	315
South Korea	16	438	—	454
Spain	22	1,020	—	1,042
Sweden	2	434	—	436
Switzerland	—	445	—	445
Taiwan	39	841	—	880
Thailand	42	—	—	42
United Kingdom	43	2,069	—	2,112
United States	14,757	1,148	—	15,905
Total Common Stocks	18,493	17,337	38	35,868
Convertible Bonds	—	2	—	2
Corporate Bonds
Australia	—	212	—	212
Belgium	—	19	—	19
Canada	—	1,190	—	1,190
Cayman Islands	—	24	—	24
Finland	—	44	—	44
France	—	585	—	585
Germany	—	20	—	20
Ireland	—	234	—	234
Italy	—	100	—	100
Luxembourg	—	20	—	20
Netherlands	—	338	—	338
Sweden	—	164	—	164
Switzerland	—	579	—	579
United Kingdom	—	813	—	813
United States	—	27,595	—(a)	27,595
Total Corporate Bonds	—	31,937	—	31,937
Equity-Linked Notes	—	6,442	—	6,442
Exchange-Traded Funds	7,993	—	—	7,993
Investment Companies	2,588	—	—	2,588
Loan Assignments	—	158	—	158
Mortgage-Backed Securities	—	403	—	403
Preferred Stocks
United States	506	—	8	514
Rights	—	—	—(a)	—(a)
U.S. Treasury Obligations	—	830	—	830
Warrants
United Kingdom	—	—	7	7
United States	35	—	—(a)	35
38	JPMorgan Insurance Trust	June 30, 2022

(continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Warrants	35	—	7	42
Short-Term Investments
Investment Companies	$ 2,553	$ —	$ —	$ 2,553
Investment of Cash Collateral from Securities Loaned	880	—	—	880
Total Short-Term Investments	3,433	—	—	3,433
Total Investments in Securities	$33,048	$59,013	$1,319	$93,380
Appreciation in Other Financial Instruments
Futures Contracts	$ 218	$ —	$ —	$ 218
Depreciation in Other Financial Instruments
Futures Contracts	(286)	—	—	(286)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$ (68)	$ —	$ —	$ (68)

(a)	Amount rounds to less than one thousand.
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of December 31, 2021	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases [1]	Sales [2]	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2022
Investments in securities:
Asset-Backed Securities	$ 262	$ —(a)	$ (6)	$ 1	$ —	$ 9	$ —	$ —	$ 266
Collateralized Mortgage Obligations	264	—	(21)	—	—	(17)	—	—	226
Commercial Mortgage-Backed Securities	1,072	(13)	(95)	1	—	(84)	—	(107)	774
Common Stocks	—	(9)	(78)	—	29	(49)	145	—	38
Corporate Bonds	—	—	—(a)	—	—(a)	—	—	—	—(a)
Preferred Stocks	8	—	—(a)	—	—	—	—	—	8
Rights	—	—	—	—	—(a)	—	—	—	—(a)
Warrants	4	—	3	—	—	—	—	—	7
Total	$1,610	$(22)	$(197)	$ 2	$29	$(141)	$145	$(107)	$1,319

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Amount rounds to less than one thousand.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at June 30, 2022, which were valued using significant unobservable inputs (level 3) amounted to $(205). This amount is included in Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statement of Operations.
There were no significant transfers into or out of level 3 for the six months ended June 30, 2022.
The significant unobservable inputs used in the fair value measurement of the Portfolio's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair
June 30, 2022	JPMorgan Insurance Trust	39

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2022  (Unaudited) (continued)
(Dollar values in thousands)
value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at June 30, 2022	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$ 266	Discounted Cash Flow	Constant Prepayment Rate	9.00% - 9.50% (9.31%)
			Constant Default Rate	1.48% - 7.80% (5.11%)
			Yield (Discount Rate of Cash Flows)	5.47% - 8.09% (7.02%)

Asset Backed Securities	266
	774	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	0.00% - 111.39% (19.24%)

Commercial Mortgage-Backed Securities	774
	226	Discounted Cash Flow	Constant Prepayment Rate	10.00% - 15.00% (14.83%)
			Constant Default Rate	0.00% - 0.08% (0.08%)
			Yield (Discount Rate of Cash Flows)	4.51% - 4.80% (4.52%)

Collateralized Mortgage Obligations	226
	28	Intrinsic Value	Spin-off Price	$38.99 ($38.99)

Common Stock	28
	- (b)	Terms of Restructuring	Expected Recovery	0.01 ($0.01)

Corporate Bonds	- (b)
	- (b)	Pending Distribution Amount	Expected Recovery	0.01 ($0.01)

Rights	- (b)
Total	1,294

#	The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At June 30, 2022, the value of these investments was $25. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.
(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Amount rounds to less than one thousand.
40	JPMorgan Insurance Trust	June 30, 2022

B.  Restricted Securities — Certain securities held by the Portfolio may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Portfolio.
As of June 30, 2022, the Portfolio had no investments in restricted securities other than securities sold to the Portfolio under Rule 144A and/or Regulation S under the Securities Act.
C.  Loan Assignments — The Portfolio invested in debt instruments that are interests in amounts owed to lenders or lending syndicates (a “Lender”) by corporate, governmental or other borrowers (a “Borrower”). A loan is often administered by a bank or other financial institution (the “Agent”) that acts as Agent for all holders. The Agent administers the terms of the loan, as specified in the loan agreement. The Portfolio invests in loan assignments of all or a portion of the loans. When a Portfolio purchases a loan assignment, the Portfolio has direct rights against the Borrower on a loan, provided, however, the Portfolio’s rights may be more limited than the Lender from which it acquired the assignment and the Portfolio may be able to enforce its rights only through the Agent. As a result, a Portfolio assumes the credit risk of the Borrower as well as any other persons interpositioned between the Portfolio and the Borrower (“Intermediate Participants”). A Portfolio may incur certain costs and delays in realizing payment on a loan assignment or suffer a loss of principal and/or interest if assets or interests held by the Agent or other Intermediate Participants are determined to be subject to the claims by their creditors. In addition, it is unclear whether loan assignments and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. Also, because JPMIM may wish to invest in publicly traded securities of a Borrower, it may not have access to material non-public information regarding the Borrower to which other investors have access. Although certain loan assignments are secured by collateral, a Portfolio could experience delays or limitations in realizing the value on such collateral or have its interest subordinated to other indebtedness of the Borrower.
Loan assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for assignments and certain assignments which were liquid, when purchased, may become illiquid and difficult to value. In addition, the settlement period for loans is uncertain as there is no standardized settlement schedule applicable to such investments. Therefore, the Portfolio may not receive the proceeds from a sale of such investments for a period after the sale.
Certain loan assignments are also subject to the risks associated with high yield securities described under Note 7.
D.  When-Issued Securities, Delayed Delivery Securities and Forward Commitments —  The Portfolio purchased when-issued securities, including To Be Announced (“TBA”) securities, and entered into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchased delayed delivery securities which generally settle seven days after the trade date. When-issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the security to be purchased declines before the settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Portfolio may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when-issued, delayed delivery or forward commitment basis is not accrued until the settlement date.
E.  Securities Lending — The Portfolio is authorized to engage in securities lending in order to generate additional income. The Portfolio is able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Portfolio, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in the Class IM Shares of the JPMorgan U.S. Government Money Market Fund and the Agency SL Class Shares of the JPMorgan Securities Lending Money Market Fund. The Portfolio retains the interest earned on cash collateral investments but is required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Portfolio). Upon termination of a loan, the Portfolio is required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Portfolio or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statement of Operations as Income from securities lending (net). The Portfolio also receives payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statement of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statement of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statement of Assets and Liabilities and details of collateral investments are disclosed on the SOI.
June 30, 2022	JPMorgan Insurance Trust	41

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2022  (Unaudited) (continued)
(Dollar values in thousands)
The Portfolio bears the risk of loss associated with the collateral investments and is not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Portfolio may incur losses that exceed the amount it earned on lending the security. Upon termination of a loan, the Portfolio may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.
The following table presents the Portfolio's value of the securities on loan with Citibank, net of amounts available for offset under the master netting arrangements and any related collateral received or posted by the Portfolio as of June 30, 2022.
Investment Securities on Loan, at value, Presented on the Statement of Assets and Liabilities	Cash Collateral Posted by Borrower*	Net Amount Due to Counterparty (not less than zero)
$842	$(842)	$—

*	Collateral posted reflects the value of securities on loan and does not include any additional amounts received from the borrower.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Portfolio from losses resulting from a borrower’s failure to return a loaned security.
JPMIM voluntarily waived investment advisory fees charged to the Portfolio to reduce the impact of the cash collateral investment in the JPMorgan U.S. Government Money Market Fund from 0.13% to 0.06%. For the six months ended June 30, 2022, JPMIM waived fees associated with the Portfolio's investment in the JPMorgan U.S. Government Money Market Fund as follows:
$—(a)

(a)	Amount rounds to less than one thousand.
42	JPMorgan Insurance Trust	June 30, 2022

The above waiver is included in the determination of earnings on cash collateral investment and in the calculation of Citibank’s compensation and is included on the Statement of Operations as Income from securities lending (net).
F.  Investment Transactions with Affiliates — The Portfolio invested in Underlying Funds and ETFs, which are advised by the Adviser. An issuer which is under common control with the Portfolio may be considered an affiliate. For the purposes of the financial statements, the Portfolio assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs' distributions may be reinvested into such Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the six months ended June 30, 2022
Security Description	Value at December 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2022	Shares at June 30, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	$ 2,160	$ 10	$ 1,871	$(373)	$ 74	$ —	—	$ 11	$—
JPMorgan Equity Income Fund Class R6 Shares (a)	1,696	17	—	—	(165)	1,548	72	16	—
JPMorgan Equity Premium Income ETF (a)	1,653	1,091	—	—	(302)	2,442	44	92	—
JPMorgan Floating Rate Income Fund Class R6 Shares (a)	1,108	20	—	—	(88)	1,040	126	19	—
JPMorgan High Yield Research Enhanced ETF (a)	4,505	1,864	—	—	(818)	5,551	127	102	—
JPMorgan Prime Money Market Fund Class IM Shares, 1.54% (a) (b)	462	3,053	3,025	—(c)	—(c)	490	490	1	—
JPMorgan Prime Money Market Fund Class Institutional Shares, 1.47% (a) (b)	1,323	21,310	20,569	(1)	—(c)	2,063	2,063	5	—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 1.50% (a) (b)	200	—	—	—	—(c)	200	200	—(c ) *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 1.38% (a) (b)	820	5,709	5,849	—	—	680	680	2*	—
Total	$13,927	$33,074	$31,314	$(374)	$(1,299)	$14,014		$ 248	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2022.
(c)	Amount rounds to less than one thousand.
*	Amount is included on the Statement of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).
G.  Foreign Currency Translation — The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.
The Portfolio does not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statement of Operations.
Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio's books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statement of Operations.
H.  Futures Contracts — The Portfolio used index, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to particular countries or regions. The Portfolio also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Portfolio is required to deposit
June 30, 2022	JPMorgan Insurance Trust	43

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2022  (Unaudited) (continued)
(Dollar values in thousands)
with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Portfolio periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statement of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statement of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOI, while cash deposited, which is considered restricted, is recorded on the Statement of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statement of Assets and Liabilities.
The use of futures contracts exposes the Portfolio to equity price, foreign exchange and interest rate risks. The Portfolio may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Portfolio to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Portfolio to unlimited risk of loss. The Portfolio may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Portfolio's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Portfolio's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
The table below discloses the volume of the Portfolio's futures contracts activity during the six months ended June 30, 2022:

Futures Contracts:
Average Notional Balance Long	$16,639
Average Notional Balance Short	(5,238)
Ending Notional Balance Long	17,071
Ending Notional Balance Short	(6,765)
I.  Summary of Derivatives Information —The following table presents the value of derivatives held as of June 30, 2022, by its primary underlying risk exposure and respective location on the Statement of Assets and Liabilities:
Equity Risk Exposure:
Unrealized Appreciation on Futures Contracts *	$ 218
Unrealized Depreciation on Futures Contracts *	(90)
Interest Rate Risk Exposure:
Unrealized Depreciation on Futures Contracts *	(196)
Net Fair Value of Derivative Contracts:
Unrealized Appreciation (Depreciation) on Futures Contracts *	(68)

*	Includes cumulative appreciation/(depreciation) on futures contracts, if any, as reported on the SOI. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The following table presents the effect of derivatives on the Statement of Operations for the six months ended June 30, 2022, by primary underlying risk exposure:
Realized Gain (Loss) on Derivatives Recognized as a Result From Operations:
Equity Risk Exposure:
Futures Contracts	$ 42
Interest Rate Risk Exposure:
Futures Contracts	(1,065)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Equity Risk Exposure:
Futures Contracts	207
44	JPMorgan Insurance Trust	June 30, 2022

Interest Rate Risk Exposure:
Futures Contracts	(316)
J.  Equity-Linked Notes — The Portfolio invested in Equity-Linked Notes (“ELNs”). These are hybrid instruments which combine both debt and equity characteristics into a single note form. ELNs' values are linked to the performance of an underlying index. ELNs are unsecured debt obligations of an issuer and may not be publicly listed or traded on an exchange. ELNs are valued daily, under procedures adopted by the Board, based on values provided by an approved pricing source. These notes have a coupon which is accrued and recorded as interest income on the Statement of Operations. Changes in the market value of ELNs are recorded as Change in net unrealized appreciation or depreciation on the Statement of Operations. The Portfolio realize a gain or loss when an ELN is sold or matures, which is recorded as Net realized gain (loss) on transactions from investments in non-affiliates on the Statement of Operations.
As of June 30, 2022, the Portfolio had outstanding ELNs as listed on the SOI.
K.  Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Interest income is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts.
Dividend income, net of foreign taxes withheld, if any, and distributions of net investment income and realized capital gains from the Underlying Funds, if any, are recorded on the ex-dividend date or when the Portfolio first learns of the dividend. The Portfolio may receive other income from investment in loan assignments and/or unfunded commitments, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Portfolio. These amounts are included in Interest income from non-affiliates on the Statement of Operations.
To the extent such information is publicly available, the Portfolio records distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Portfolio adjusts the estimated amounts of the components of distributions (and consequently its net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.
L.  Allocation of Income and Expenses— Expenses directly attributable to the Portfolio are charged directly to the Portfolio, while the expenses attributable to more than one portfolio of the Trust are allocated among the applicable portfolios. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.
Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Portfolio for the six months ended June 30, 2022 are as follows:
	Class 1	Class 2	Total
Transfer agency fees	$—(a)	$—(a)	$—(a)

(a)	Amount rounds to less than one thousand.
June 30, 2022	JPMorgan Insurance Trust	45

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2022  (Unaudited) (continued)
(Dollar values in thousands)
The Portfolio invested in Underlying Funds and ETFs and, as a result, bears a portion of the expenses incurred by these Underlying Funds and ETFs. These expenses are not reflected in the expenses shown on the Statement of Operations and are not included in the ratios to average net assets shown in the Financial Highlights. Certain expenses of affiliated Underlying Funds and ETFs are waived as described in Note 3.E.
M.  Federal Income Taxes — The Portfolio is treated as a separate taxable entity for Federal income tax purposes. The Portfolio's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. The Portfolio is also a segregated portfolio of assets for insurance purposes and intends to comply with the diversification requirements of Sub-chapter L of the Code. Management has reviewed the Portfolio's tax positions for all open tax years and has determined that as of June 30, 2022, no liability for Federal income tax is required in the Portfolio's financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Portfolio's Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
N.  Foreign Taxes —The Portfolio may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Portfolio will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests. When a capital gains tax is determined to apply, the Portfolio records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.
O.  Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid at least annually and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed  at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
3.  Fees and Other Transactions with Affiliates
A.  Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of the Portfolio and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate of 0.42% of the Portfolio's average daily net assets.
The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.E.
B.  Administration Fee — Pursuant to an Administration Agreement, the Administrator provides certain administration services to the Portfolio. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of the Portfolio's average daily net assets, plus 0.050% of the Portfolio's average daily net assets between $10 billion and $20 billion, plus 0.025% of the Portfolio's average daily net assets between $20 billion and $25 billion, plus 0.010% of the Portfolio's average daily net assets in excess of $25 billion. For the six months ended June 30, 2022, the effective annualized rate was 0.075% of the Portfolio's average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in Note 3.E.
46	JPMorgan Insurance Trust	June 30, 2022

JPMorgan Chase Bank, N.A. ("JPMCB"), a wholly-owned subsidiary of JPMorgan, serves as the Portfolio's sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.
C.  Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as the Portfolio's principal underwriter and promotes and arranges for the sale of the Portfolio's shares.
The Board has adopted a Distribution Plan (the “Distribution Plan”) for Class 2 Shares of the Portfolio pursuant to Rule 12b-1 under the 1940 Act. Class 1 Shares of the Portfolio do not charge a distribution fee. The Distribution Plan provides that the Portfolio shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at an annual rate of 0.25% of the average daily net assets of Class 2 Shares.
D.  Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Portfolio. For performing these services, the Portfolio pays JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Portfolio for custody and accounting services are included in Custodian and accounting fees on the Statement of Operations.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statement of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statement of Operations.
E.  Waivers and Reimbursements — The Adviser (for all share classes), Administrator (for all share classes) and/or JPMDS (for Class 2 Shares) have contractually agreed to waive fees and/or reimburse the Portfolio to the extent that total annual operating expenses of the Portfolio (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Portfolio's respective average daily net assets as shown in the table below:
Class 1	Class 2
0.60%	0.85%
The expense limitation agreement was in effect for the six months ended June 30, 2022 and the contractual expense limitation percentages in the table above are in place until at least April 30, 2023.
The Underlying Funds may impose separate advisory fees. The Adviser has agreed to voluntarily waive the Portfolio’s investment advisory fees in the weighted average pro-rata amount of the advisory fees charged by the affiliated Underlying Funds. During the six months ended June 30, 2022, the Adviser waived $19. These waivers may be in addition to any waivers required to meet the Portfolio’s contractual expense limitations, but will not exceed the Portfolio’s advisory fee.
For the six months ended June 30, 2022, the Portfolio's service providers waived fees and/or reimbursed expenses for the Portfolio as follows. None of these parties expect the Portfolio to repay any such waived fees and/or reimbursed expenses in future years.
Contractual Waivers
Investment Advisory Fees	Administration Fees	Total	Contractual Reimbursements
$99	$38	$137	$—(a)

(a)	Amount rounds to less than one thousand.
Additionally, the Portfolio may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The Adviser, Administrator and/or JPMDS, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the Portfolio's investment in such affiliated money market fund, except for investments of securities lending cash collateral. None of these parties expect the Portfolio to repay any such waived fees and/or reimbursed expenses in future years.
The amount of these waivers resulting from investments in these money market funds for the six months ended June 30, 2022 was $2.
Effective January 1, 2022, JPMIM voluntarily agreed to reimburse the Portfolio for the Trustee Fees paid to one of the interested Trustees. For the period January 1, 2022 through June 30, 2022 the amount of this waiver was $1.
F.  Other  — Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS.  Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Portfolio for serving in their respective roles.
The Board designated and appointed a Chief Compliance Officer to the Portfolio pursuant to Rule 38a-1 under the 1940 Act. The Portfolio, along with affiliated portfolios, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statement of Operations.
June 30, 2022	JPMorgan Insurance Trust	47

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2022  (Unaudited) (continued)
(Dollar values in thousands)
The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
During the six months ended June 30, 2022, The Portfolio purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.
The Securities and Exchange Commission ("SEC") has granted an exemptive order permitting the Portfolio to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
4.  Investment Transactions
During the six months ended June 30, 2022, purchases and sales of investments (excluding short-term investments) were as follows:
Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
$26,810	$29,469	$559	$538
5.  Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at June 30, 2022 were as follows:
Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$98,609	$4,904	$10,201	$(5,297)
As of December 31, 2021, the Portfolio did not have any net capital loss carryforwards.
6.  Borrowings
The Portfolio relies upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Portfolio to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Portfolio's borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to the Trust and may be relied upon by the Portfolio because the Portfolio and the series of the Trust are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Portfolio had no borrowings outstanding from another fund, or loan outstanding to another fund, during the six months ended June 30, 2022.
The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Portfolio. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Portfolio's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 31, 2022.
The Portfolio had no borrowings outstanding from the unsecured, uncommitted credit facility during the six months ended June 30, 2022.
The Trust, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), has entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing portfolio must have a minimum of $25 million in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a portfolio does not comply with the aforementioned requirements, the portfolio must remediate within three business days with respect to the $25 million minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.
Interest associated with any borrowing under the Credit Facility is charged to the borrowing portfolio at a rate of interest equal to 1.00% (the "Applicable Margin"), plus the greater of the federal funds effective rate or one month London Interbank Offered Rate ("LIBOR"). The annual
48	JPMorgan Insurance Trust	June 30, 2022

commitment fee to maintain the Credit Facility is 0.15% and is incurred on the unused portion of the Credit Facility and is allocated to all participating portfolios pro rata based on their respective net assets. Effective August 9, 2022, the Credit Facility has been amended and restated for a term of 364 days, unless extended, and to include a change in the interest associated with any borrowing to the higher, on the day of the borrowing, of (a) the federal funds effective rate, or (b) the one-month Adjusted SOFR Rate plus Applicable Margin.
The Portfolio did not utilize the Credit Facility during the six months ended June 30, 2022.
7.  Risks, Concentrations and Indemnifications
In the normal course of business, the Portfolio enters into contracts that contain a variety of representations which provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against the Portfolio. However, based on experience, the Portfolio expects the risk of loss to be remote.
As of June 30, 2022, the Portfolio had four individual shareholder and/or non-affiliated omnibus accounts, which owned 79.2% of the Portfolio's outstanding shares.
Significant shareholder transactions by these shareholders may impact the Portfolio's performance and liquidity.
The Portfolio is subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Portfolio could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The Portfolio invests in floating rate loans and other floating rate debt securities. Although these investments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate loans and other floating rate investments may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. The Portfolio may face a heightened level of interest rate risk due to certain changes in monetary policy. During periods when interest rates are low or there are negative interest rates, the Portfolio’s yield (and total return) also may be low or the Portfolio may be unable to maintain positive returns. The ability of the issuers of debt to meet their obligations may be affected by economic and political developments in a specific industry or region. The value of a Portfolio’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality.
The Portfolio invests in high yield securities that are not rated or rated below investment grade (commonly known as “junk bonds”). These securities are considered to be high risk investments. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims. The market price of these securities can change suddenly and unexpectedly. As a result, the Portfolio are intended for investors who are able and willing to assume a high degree of risk.
The Portfolio may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of foreign countries or regions, which may vary throughout the period. Such concentrations may subject the Portfolio to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.
Investing in securities of foreign countries may include certain risks and considerations not typically associated with investing in U.S. securities. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and currencies, and future and adverse political, social and economic developments.
Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Portfolio's original investment. Many derivatives create leverage thereby causing the Portfolio to be more volatile than they would have been if they had not used derivatives. Derivatives also expose the Portfolio to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Portfolio to sell or otherwise close a derivatives position could expose the Portfolio to losses.
LIBOR is intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. On March 5, 2021, the U.K. Financial Conduct Authority ("FCA") publicly announced that (i) immediately after December 31, 2021, publication of the 1-week and 2-month U.S. Dollar LIBOR settings will permanently cease; (ii) immediately after June 30, 2023, publication of the overnight and 12-month U.S. Dollar LIBOR settings will permanently cease; and (iii) immediately after June 30, 2023, the 1-month, 3-month and 6-month U.S. Dollar LIBOR settings will cease to be provided or, subject to the FCA's consideration of the case, be provided on a synthetic basis and no longer be representative of the underlying market and economic reality they are intended to measure and that representativeness will not be restored. There is no assurance that the dates announced by the FCA will not change or that the administrator of LIBOR and/or regulators will not take further action that could impact the availability, composition or characteristics of LIBOR or the currencies and/or tenors for which LIBOR is published. In addition, certain regulated entities ceased entering into most new LIBOR contracts in connection with regulatory guidance or prohibitions. Public and private sector industry initiatives are currently underway to implement new or alternative reference rates to be used in place of LIBOR. There is no assurance that any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the
June 30, 2022	JPMorgan Insurance Trust	49

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2022  (Unaudited) (continued)
(Dollar values in thousands)
same volume or liquidity as did LIBOR prior to its discontinuance, unavailability or replacement, all of which may affect the value, volatility, liquidity or return on certain of the Portfolio's loans, notes, derivatives and other instruments or investments comprising some or all of the Portfolio's investments and result in costs incurred in connection with changing reference rates used for positions closing out positions and entering into new trades. Certain of the Portfolio's investments may transition from LIBOR prior to the dates announced by the FCA. The transition from LIBOR to alternative reference rates may result in operational issues for the Portfolio or its investments. No assurances can be given as to the impact of the LIBOR transition (and the timing of any such impact) on the Portfolio and its investments.
The Portfolio is subject to infectious disease epidemics/pandemics risk. The worldwide outbreak of COVID-19 has negatively affected economies, markets and individual companies throughout the world. The effects of this COVID-19 pandemic to public health, and business and market conditions, including among other things, reduced consumer demand and economic output, supply chain disruptions and increased government spending may continue to have a significant negative impact on the performance of the Portfolio's investments, increase the Portfolio's volatility, exacerbate other pre-existing political, social and economic risks to the Portfolio and negatively impact broad segments of businesses and populations. In addition, governments, their regulatory agencies, or self-regulatory organizations have taken or may take actions in response to the pandemic that affect the instruments in which the Portfolio invests, or the issuers of such instruments, in ways that could also have a significant negative impact on the Portfolio's investment performance. The duration and extent of COVID-19 and associated economic and market conditions and uncertainty over the long-term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which the associated conditions impact the Portfolio will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to frequent changes.
50	JPMorgan Insurance Trust	June 30, 2022

SCHEDULE OF SHAREHOLDER EXPENSES
(Unaudited)
Hypothetical $1,000 Investment
As a shareholder of the Portfolio, you incur ongoing costs, including investment advisory fees, administration fees, distribution fees (for Class 2 Shares) and other Portfolio expenses. Because the Portfolio is a funding vehicle for Policies and Eligible Plans you may also incur sales charges and other fees relating to the Policies or Eligible Plans. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio, but not the costs of the Policies or Eligible Plans, and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, January 1, 2022, and continued to hold your shares at the end of the reporting period, June 30, 2022.
Actual Expenses
For each Class of the Portfolio in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading titled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), or redemption fees or the costs associated with the Policies and Eligible Plans through which the Portfolio is held. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.
	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Insurance Trust Income Builder Portfolio
Class 1
Actual	$1,000.00	$ 866.20	$2.78	0.60%
Hypothetical	1,000.00	1,021.82	3.01	0.60
Class 2
Actual	1,000.00	865.00	3.93	0.85
Hypothetical	1,000.00	1,020.58	4.26	0.85

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
June 30, 2022	JPMorgan Insurance Trust	51

LIQUIDITY RISK MANAGEMENT PROGRAM
(Unaudited)
The JPMorgan Insurance Trust Income Builder Portfolio (the “Portfolio”) has adopted the J.P. Morgan Funds and J.P. Morgan Exchange-Traded Funds Amended and Restated Liquidity Risk Management Program (the “Program”) under Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”). The Program seeks to assess, manage and review the Portfolio’s Liquidity Risk. “Liquidity Risk” is defined as the risk that a portfolio could not meet requests to redeem shares issued by the portfolio without significant dilution of remaining investors’ interests in the portfolio. Among other things, the Liquidity Rule requires that a written report be provided to the Board of Trustees (the “Board”) on an annual basis that addresses the operation of the Program and assesses the adequacy and effectiveness of its implementation, including the operation of any Highly Liquid Investment Minimum (“HLIM”), where applicable, and any material changes to the Program.
The Board has appointed J.P. Morgan Asset Management’s Liquidity Risk Forum to be the program administrator for the Program (the “Program Administrator”). In addition to regular reporting at each of its quarterly meetings, on February 8, 2022, the Board reviewed the Program Administrator’s annual written report (the “Report”) concerning the operation of the Program for the period from January 1, 2021 through December 31, 2021 (the “Program Reporting Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including, where applicable, the operation of a portfolio’s HLIM. During the Program Reporting Period, the Program was amended, pursuant to an exemptive order from the Securities and Exchange Commission, to permit the Portfolio to use liquidity definitions and classification methodologies that differ from the requirements under the Liquidity Rule in some respects. The
Report discussed the implementation of these changes. No other material changes were made to the Program during the Program Reporting Period.
The Report summarized the operation of the Program and the information and factors considered by the Program Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Portfolio. Such information and factors included, among other things: (1) the liquidity risk framework used to assess, manage, and periodically review each portfolio’s Liquidity Risk and the results of this assessment; (2) the methodology and inputs for classifying the investments of a portfolio into one of the required liquidity categories that reflect an estimate of the liquidity of those investments under current market conditions; (3) whether a portfolio invested primarily in “Highly Liquid Investments” (as defined or modified under the Program), as well as whether an HLIM should be established for a portfolio (and, for portfolios that have adopted an HLIM, whether the HLIM continues to be appropriate or whether a portfolio has invested below its HLIM) and the procedures for monitoring for any HLIM; (4) whether a portfolio invested more than 15% of its assets in “Illiquid Investments” (as defined or modified under the Program) and the procedures for monitoring for this limit; ; and (5) specific liquidity events arising during the Program Reporting Period. The Report further summarized the conditions of the exemptive order.
Based on this review, the Report concluded that: (1) the Program continues to be reasonably designed to effectively assess and manage the Portfolio’s Liquidity Risk; and (2) the Program has been adequately and effectively implemented with respect to the Portfolio during the Program Reporting Period.
52	JPMorgan Insurance Trust	June 30, 2022

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of  JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.
Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a portfolio prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.
The Portfolio files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its report on Form N-PORT. The Portfolio’s Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. The Portfolio's quarterly holdings can be found by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.
A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s holdings is available in the prospectuses and Statement of Additional Information.
A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Portfolio’s website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Portfolio to the Adviser. A copy of the Portfolio’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Portfolio’s website at www.jpmorganfunds.com no later than August 31 of each year. The Portfolio’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2022. All rights reserved. June 2022.	SAN-JPMITIBP-622

Semi-Annual Report
JPMorgan Insurance Trust
June 30, 2022  (Unaudited)
JPMorgan Insurance Trust Global Allocation Portfolio

Investments in the Portfolio are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Portfolio’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of the Portfolio or the securities markets.
This Portfolio is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies (collectively “Policies”) offered by the separate accounts of various insurance companies. Portfolio shares may also be offered to qualified pension and retirement plans and accounts permitting accumulation of assets on a tax-deferred basis (“Eligible Plans”). Individuals may not purchase shares directly from the Portfolio.
Prospective investors should refer to the Portfolio’s prospectuses for a discussion of the Portfolio’s investment objective, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about the Portfolio, including management fees and other expenses. Please read it carefully before investing.

Letter to Shareholders
August 8, 2022 (Unaudited)
Dear Shareholder,
This year has brought a large measure of relief, hope and reflection on the pandemic and its impact on our families, our jobs and our world. It has also witnessed a remarkable rally in global equity markets, driven initially by investor expectations for an accelerated economic expansion and extended by surging corporate earnings and consumer spending.

“It remains essential, in our view, that investors consider the potential benefits of portfolio diversification that adapts to near-term market conditions while cultivating long-term opportunities.”
— Andrea L. Lisher

The global economic rebound that marked 2021 has been sapped of much of its strength in 2022 by accelerating inflation and rising interest rates, the conflict in Ukraine and the ongoing global impacts of the pandemic. The uncertain economic picture has proven to be particularly challenging for investors.
U.S. equity prices, which had largely led a decade-long rally in global equity, fell sharply in 2022 and turned in their worst first-half performance since 1970. In general, only select U.S. Treasury bonds and U.S. core fixed income saw increased investor demand amid the sell-off in equities.
In response to rising consumer and producer prices and tight labor markets, the U.S. Federal Reserve (the “Fed”) adopted an increasingly aggressive policy stance in 2022, raising its benchmark interest rate by 25 basis points in March, then by 50 basis points in May and by 75 basis points each in June and July. Meanwhile, U.S. gross domestic product fell by 1.6% in the first quarter of 2022 and by an estimated 0.9% in the second quarter.
However, corporate earnings and revenues have largely outpaced certain investor expectations in 2022 amid sustained strength in consumer demand and management efforts to hold down expenses and pass along higher input costs. Further economic resilience was seen in labor markets, where the jobless rate remained at 3.6% from February through June.
In 2022, investors are now facing economic and market circumstances unseen in decades. In the U.S., the highest inflation rate in 40 years and the Fed’s policy response have rattled both equity and fixed income markets. Concurrently, the conflict in Ukraine has constrained both energy supplies to Europe and grain shipments to a range of nations already under economic strain. The Fed and other leading central banks have acknowledged the risks of runaway inflation and have generally pledged to employ a flexible approach to counter those risks without squelching economic growth.
It remains essential, in our view, that investors consider the potential benefits of portfolio diversification that adapts to near-term market conditions, while cultivating long-term opportunities. J.P. Morgan Asset Management will seek to deliver superior client outcomes across a broad range of innovative solutions and risk management processes built on the same fundamental practices and principles that have driven our success for more than a century.
On behalf of J.P. Morgan Asset Management, thank you for entrusting us to manage your investment. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.
Sincerely yours,
Andrea L. Lisher
Head of Americas, Client
J.P. Morgan Asset Management

June 30, 2022	JPMorgan Insurance Trust	1

JPMorgan Insurance Trust Global Allocation Portfolio
PORTFOLIO COMMENTARY
SIX MONTHS ENDED June 30, 2022 (Unaudited)
REPORTING PERIOD RETURN:
Portfolio (Class 2 Shares) *	(18.14)%
MSCI All Country World Index (net of foreign withholding taxes)	(20.18)%
60% MSCI All Country World Index (net of foreign withholding taxes) / 40% Bloomberg Global Aggregate Index - Unhedged USD (formerly known as the Global Allocation Composite)	(17.66)%
Net Assets as of 6/30/2022 (In Thousands)	$112,157
INVESTMENT OBJECTIVE**
The JPMorgan Insurance Trust Global Allocation Portfolio (the “Portfolio”) seeks to maximize long-term total return.
HOW DID THE MARKET PERFORM?
Equity markets turned in their worst first-half performance since 1970, amid accelerating inflation, pandemic lockdowns across China and the Russian invasion of Ukraine. By the end of June 2022, the S&P 500 had slumped into bear market territory – generally defined as a 20% or more decline since the last closing high.
While bond markets largely underperformed equity markets throughout most of the twelve month period, investor demand for U.S. Treasury bonds bolstered the Bloomberg U.S. Aggregate Index in the second half of the period.
The S&P 500 reached a new closing high on January 3, 2022, bolstered by record high corporate earnings, sales, cash flows, share repurchases and dividends. However, investor sentiment began to sour as accelerating inflation started to erode consumer confidence and raise expectations for an increase in benchmark interest rates by the U.S. Federal Reserve.
Russia’s invasion of Ukraine at the end of February 2022 initiated a sell-off in global financial markets that was further fueled by the highest U.S. inflation rate in more than 40 years. Equity prices recovered somewhat in March 2022 amid better-than-expected corporate earnings. However, the general trend in global financial markets was downward.
Within U.S. equity markets, prices for small cap stocks generally fell more than prices for mid cap and large cap stocks, growth stocks largely underperformed value stocks. For the six months ended June 30, 2022, the S&P 500 Index returned -19.96% and the Bloomberg U.S. Aggregate Index returned -10.35%.
WHAT WERE THE MAIN DRIVERS OF THE PORTFOLIO’S PERFORMANCE?
The Portfolio’s Class 2 Shares underperformed the MSCI All Country World Index (net of foreign withholding taxes) (the “Benchmark”) and the combined 60% MSCI All Country World Index / 40% Bloomberg Global Aggregate Index (the “Composite”) for the six months ended June 30, 2022.
The Portfolio’s allocation to government bonds detracted from performance relative to the Benchmark, which is an all-equity index.
Relative to the Composite, the Portfolio’s allocation to non-U.S. equities and its allocation to government bonds were leading detractors from performance. The Portfolio’s allocations to short-duration, high yield bonds (also known as “junk bonds”) and to securitized credit helped relative performance. Generally, shorter duration bonds will experience a smaller decrease in price compared with longer duration bonds when interest rates rise.
HOW WAS THE PORTFOLIO POSITIONED?
During the reporting period, the Portfolio was positioned to maximize total return while managing risk. The portfolio managers decreased the Portfolios overall equity allocation, especially in international developed market equity, and bought put options on the S&P 500 Index to manage downside protection. In terms of fixed income, the managers decreased the Portfolio’s global government bond allocation and focused the Portfolio’s credit allocation on shorter duration securities, given the rising rate environment.

2	JPMorgan Insurance Trust	June 30, 2022

TOP TEN HOLDINGS OF THE PORTFOLIO AS OF June 30, 2022		PERCENT OF TOTAL INVESTMENTS
1.	JPMorgan Income Fund, Class R6	4.6%
2.	JPMorgan High Yield Fund, Class R6	4.5
3.	JPMorgan Large Cap Value Fund, Class R6	4.0
4.	JPMorgan Emerging Markets Equity Fund, Class R6	3.8
5.	JPMorgan U.S. Value Factor ETF	3.0
6.	U.S. Treasury Notes 0.13, 1/31/2023	2.2
7.	Microsoft Corp.	1.9
8.	Amazon.com, Inc.	1.4
9.	Apple, Inc.	1.0
10.	LVMH Moet Hennessy Louis Vuitton SE (France)	0.9

PORTFOLIO COMPOSITION BY ASSET CLASS AS OF June 30, 2022	PERCENT OF TOTAL INVESTMENTS
Common Stocks	48.7%
Investment Companies	16.8
Foreign Government Securities	15.3
Exchange-Traded Funds	3.0
U.S. Treasury Obligations	2.2
Corporate Bonds	1.3
Others (each less than 1.0%)	0.4
Short-Term Investments	12.3
ETF Exchange-Traded Fund

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Portfolio’s objective. There can be no guarantee it will be achieved.
June 30, 2022	JPMorgan Insurance Trust	3

JPMorgan Insurance Trust Global Allocation Portfolio
PORTFOLIO COMMENTARY
SIX MONTHS ENDED June 30, 2022 (Unaudited) (continued)
AVERAGE ANNUAL TOTAL RETURNS AS OF June 30, 2022

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	SINCE INCEPTION
Class 1 SHARES	December 9, 2014	(18.08)%	(15.58)%	4.10%	4.53%
Class 2 SHARES	December 9, 2014	(18.14)	(15.76)	3.86	4.28

*	Not annualized.
LIFE OF PORTFOLIO PERFORMANCE  (12/9/14 TO 6/30/22)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.
The Portfolio commenced operations on December 9, 2014.
The graph illustrates comparative performance for $10,000 invested in Class 2 Shares of the JPMorgan Insurance Trust Global Allocation Portfolio, the MSCI All Country World Index (net of foreign withholding taxes), the Bloomberg Global Aggregate Index — Unhedged USD and the 60% MSCI ACWI Index (net total return) / 40% Bloomberg Global Aggregate Index-Unhedged USD (formerly known as the Global Allocation Composite) from December 9, 2014 to June 30, 2022. The performance of the Portfolio assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the MSCI All Country World Index (net of foreign with- holding taxes), Bloomberg Global Aggregate Index — Unhedged USD and 60% MSCI ACWI Index (net total return) / 40% Bloomberg Global Aggregate Index-Unhedged USD do not reflect the deduction of expenses associated with a mutual fund and have been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The MSCI All Country World Index (net of foreign withholding taxes) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The Bloomberg Global Aggregate Index provides a broad-based measure of the global investment-grade fixed income markets. Since November 30, 2020, the 60% MSCI ACWI Index (net total return) / 40% Bloomberg Global Aggregate Index-Unhedged USD is a composite benchmark comprised of unmanaged indices that includes the MSCI All Country World Index (net of foreign withholding taxes) (60%) and the Bloomberg Global Aggregate Bond Index (40%). Prior to November 30, 2020, the Global Allocation Composite Benchmark was a composite benchmark comprised of unmanaged indices that included the MSCI World Index (net of foreign withholding taxes) (60%) and the Bloomberg Global Aggregate Bond Index (40%). Investors cannot invest directly in an index.
Portfolio performance does not reflect any charges imposed by the Policies or Eligible Plans. If these charges were included, the returns would be lower than shown. Portfolio performance may reflect the waiver of the Portfolio’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower.
International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the United States can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

4	JPMorgan Insurance Trust	June 30, 2022

JPMorgan Insurance Trust Global Allocation Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2022  (Unaudited)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 48.4%
Australia — 0.7%
Ampol Ltd.	—	3
APA Group	—	3
Aristocrat Leisure Ltd.	—	6
Aurizon Holdings Ltd.	2	4
Australia & New Zealand Banking Group Ltd.	1	14
BHP Group Ltd.	8	209
BHP Group Ltd.	1	37
BlueScope Steel Ltd.	—	1
Brambles Ltd.	1	6
Cochlear Ltd.	—	3
Coles Group Ltd.	1	12
Commonwealth Bank of Australia	1	47
Computershare Ltd.	—	2
CSL Ltd.	—	40
Endeavour Group Ltd.	1	5
Fortescue Metals Group Ltd.	—	4
Glencore plc *	4	24
Goodman Group, REIT	1	12
GPT Group (The), REIT	2	6
Insurance Australia Group Ltd.	2	5
LendLease Corp. Ltd.	1	3
Lottery Corp. Ltd. (The) *	1	2
Macquarie Group Ltd.	—	17
Medibank Pvt Ltd.	3	7
Mirvac Group, REIT	6	8
National Australia Bank Ltd.	1	19
Newcrest Mining Ltd.	1	6
Origin Energy Ltd.	1	4
QBE Insurance Group Ltd.	1	11
Ramsay Health Care Ltd.	—	4
REA Group Ltd.	—	2
Rio Tinto Ltd.	—	17
Rio Tinto plc	1	72
Santos Ltd.	2	12
South32 Ltd.	2	4
Stockland, REIT	1	3
Telstra Corp. Ltd.	3	7
Transurban Group	1	10
Wesfarmers Ltd.	—	12
Westpac Banking Corp.	2	23
Woodside Energy Group Ltd.	1	12
INVESTMENTS	SHARES (000)	VALUE ($000)

Australia — continued
Woodside Energy Group Ltd.	1	29
Woolworths Group Ltd.	1	18
		745
Belgium — 0.4%
Anheuser-Busch InBev SA/NV	—	13
KBC Group NV	8	447
		460
Canada — 0.3%
Canadian National Railway Co.	1	147
Fairfax Financial Holdings Ltd.	—	50
Toronto-Dominion Bank (The)	3	153
		350
China — 0.7%
BOC Hong Kong Holdings Ltd.	3	12
Budweiser Brewing Co. APAC Ltd. (a)	2	5
NXP Semiconductors NV	4	593
Prosus NV *	1	33
Tencent Holdings Ltd.	3	140
Wilmar International Ltd.	1	4
Xinyi Glass Holdings Ltd.	1	3
		790
Denmark — 1.3%
AP Moller - Maersk A/S, Class B	—	5
Carlsberg A/S, Class B	3	423
Coloplast A/S, Class B	1	71
DSV A/S	—	14
Genmab A/S *	—	19
Novo Nordisk A/S, Class B	8	883
Orsted A/S (a)	—	49
Vestas Wind Systems A/S	1	16
		1,480
Finland — 0.1%
Elisa OYJ	1	27
Kone OYJ, Class B	—	22
Nokia OYJ	4	19
Nordea Bank Abp	4	36
		104
France — 3.4%
Air Liquide SA	—	76
Airbus SE	4	401
AXA SA	1	15

SEE NOTES TO FINANCIAL STATEMENTS.
June 30, 2022	JPMorgan Insurance Trust	5

JPMorgan Insurance Trust Global Allocation Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
France — continued
BNP Paribas SA	5	253
Capgemini SE	2	426
Dassault Systemes SE	1	23
EssilorLuxottica SA	—	17
Hermes International	—	10
Kering SA	—	38
Legrand SA	—	5
L'Oreal SA	1	206
LVMH Moet Hennessy Louis Vuitton SE	2	1,004
Pernod Ricard SA	—	43
Safran SA	3	284
Sanofi	1	61
Societe Generale SA	1	22
TotalEnergies SE (b)	4	236
Veolia Environnement SA *	2	44
Vinci SA	7	618
		3,782
Germany — 1.4%
adidas AG	1	98
Allianz SE (Registered)	1	221
BASF SE	—	15
Bayer AG (Registered)	1	29
Deutsche Boerse AG	—	17
Deutsche Post AG (Registered)	7	258
Deutsche Telekom AG (Registered)	4	83
Infineon Technologies AG	1	32
Mercedes-Benz Group AG	—	13
Merck KGaA	—	30
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	—	52
RWE AG	9	329
SAP SE	1	47
Siemens AG (Registered)	1	43
Volkswagen AG (Preference)	2	229
Vonovia SE	1	30
Zalando SE * (a)	—	11
		1,537
Hong Kong — 0.5%
AIA Group Ltd.	24	260
CK Asset Holdings Ltd.	1	8
CK Infrastructure Holdings Ltd.	1	3
CLP Holdings Ltd.	1	8
Hang Seng Bank Ltd.	—	5
INVESTMENTS	SHARES (000)	VALUE ($000)

Hong Kong — continued
HKT Trust & HKT Ltd.	2	3
Hong Kong & China Gas Co. Ltd.	2	3
Hong Kong Exchanges & Clearing Ltd.	3	163
Jardine Matheson Holdings Ltd.	—	5
Link, REIT	1	8
MTR Corp. Ltd.	1	5
New World Development Co. Ltd.	1	2
Power Assets Holdings Ltd.	—	3
Prudential plc	1	18
Sun Hung Kai Properties Ltd.	1	6
Techtronic Industries Co. Ltd.	1	11
WH Group Ltd. (a)	4	3
Wharf Real Estate Investment Co. Ltd.	1	5
		519
India — 0.3%
HDFC Bank Ltd., ADR	6	327
Indonesia — 0.1%
Bank Central Asia Tbk. PT	197	96
Ireland — 0.0% ^
CRH plc	—	6
Flutter Entertainment plc *	—	3
Kingspan Group plc	1	18
Kingspan Group plc	—	10
		37
Italy — 0.1%
Enel SpA	3	15
Ferrari NV (b)	—	4
FinecoBank Banca Fineco SpA	2	23
Intesa Sanpaolo SpA	6	11
UniCredit SpA	2	22
		75
Japan — 3.3%
Aeon Co. Ltd.	—	5
AGC, Inc.	—	11
Aisin Corp.	—	3
Ajinomoto Co., Inc.	—	7
Asahi Group Holdings Ltd.	1	20
Asahi Kasei Corp.	2	14
Astellas Pharma, Inc.	1	9
Bridgestone Corp.	7	255
Canon, Inc.	1	9

SEE NOTES TO FINANCIAL STATEMENTS.
6	JPMorgan Insurance Trust	June 30, 2022

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Japan — continued
Capcom Co. Ltd.	1	10
Central Japan Railway Co.	—	23
Chubu Electric Power Co., Inc.	1	6
Chugai Pharmaceutical Co. Ltd.	—	5
CyberAgent, Inc.	1	4
Dai Nippon Printing Co. Ltd.	—	2
Dai-ichi Life Holdings, Inc.	—	2
Daiichi Sankyo Co. Ltd.	2	36
Daikin Industries Ltd.	—	32
Daiwa House Industry Co. Ltd.	1	14
Denso Corp.	—	11
Dentsu Group, Inc.	—	12
East Japan Railway Co.	—	15
Eisai Co. Ltd.	—	4
ENEOS Holdings, Inc.	2	7
FANUC Corp.	1	188
Fuji Electric Co. Ltd.	1	17
FUJIFILM Holdings Corp.	—	11
Fujitsu Ltd.	—	25
Hikari Tsushin, Inc.	—	10
Hitachi Ltd.	1	38
Honda Motor Co. Ltd.	10	241
Hoya Corp.	3	274
Ibiden Co. Ltd.	—	3
Inpex Corp.	1	8
Isuzu Motors Ltd.	—	2
ITOCHU Corp.	1	32
Japan Exchange Group, Inc.	1	10
Japan Post Holdings Co. Ltd.	—	1
Japan Real Estate Investment Corp., REIT	—	9
Japan Tobacco, Inc.	—	7
Kansai Electric Power Co., Inc. (The)	—	3
Kao Corp.	—	16
KDDI Corp.	1	32
Keyence Corp.	—	103
Kintetsu Group Holdings Co. Ltd.	—	12
Kirin Holdings Co. Ltd.	1	8
Komatsu Ltd.	1	18
Konami Holdings Corp.	—	6
Kubota Corp.	—	5
Kyocera Corp.	—	16
Kyowa Kirin Co. Ltd.	1	11
Lasertec Corp.	—	12
M3, Inc.	—	6
INVESTMENTS	SHARES (000)	VALUE ($000)

Japan — continued
MINEBEA MITSUMI, Inc.	1	9
MISUMI Group, Inc.	—	8
Mitsubishi Chemical Holdings Corp.	1	4
Mitsubishi Corp.	1	27
Mitsubishi Electric Corp.	1	11
Mitsubishi Estate Co. Ltd.	—	4
Mitsubishi Heavy Industries Ltd.	—	4
Mitsubishi UFJ Financial Group, Inc.	10	50
Mitsui & Co. Ltd.	1	11
Mitsui Chemicals, Inc.	—	2
Mitsui Fudosan Co. Ltd.	1	22
Mizuho Financial Group, Inc.	1	9
MonotaRO Co. Ltd.	—	3
Murata Manufacturing Co. Ltd.	1	27
NEC Corp.	—	4
Nidec Corp.	—	25
Nihon M&A Center Holdings, Inc.	—	3
Nintendo Co. Ltd.	—	43
Nippon Building Fund, Inc., REIT	—	10
Nippon Express Holdings, Inc.	—	5
Nippon Paint Holdings Co. Ltd.	1	5
Nippon Prologis REIT, Inc., REIT	—	7
Nippon Steel Corp.	1	8
Nippon Telegraph & Telephone Corp.	1	32
Nippon Yusen KK	—	14
Nissan Motor Co. Ltd.	1	2
Nissin Foods Holdings Co. Ltd.	—	7
Nitori Holdings Co. Ltd.	—	10
Nitto Denko Corp.	—	7
Nomura Holdings, Inc.	1	3
Nomura Research Institute Ltd.	—	3
Obayashi Corp.	1	7
Olympus Corp.	1	14
Ono Pharmaceutical Co. Ltd.	—	10
Oriental Land Co. Ltd.	—	14
ORIX Corp.	1	18
Otsuka Corp.	1	12
Otsuka Holdings Co. Ltd.	—	4
Panasonic Holdings Corp.	1	5
Rakuten Group, Inc.	1	4
Recruit Holdings Co. Ltd.	1	27
Renesas Electronics Corp. *	1	6
Resona Holdings, Inc.	2	5
Rohm Co. Ltd.	—	7
SEE NOTES TO FINANCIAL STATEMENTS.
June 30, 2022	JPMorgan Insurance Trust	7

JPMorgan Insurance Trust Global Allocation Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Japan — continued
SBI Holdings, Inc.	1	10
SCSK Corp.	—	7
Secom Co. Ltd.	—	6
Sekisui House Ltd.	1	11
Seven & i Holdings Co. Ltd.	1	35
Shimadzu Corp.	—	10
Shin-Etsu Chemical Co. Ltd.	3	292
Shionogi & Co. Ltd.	—	15
Shiseido Co. Ltd.	—	8
SoftBank Corp.	1	10
SoftBank Group Corp.	1	31
Sompo Holdings, Inc.	—	9
Sony Group Corp.	2	188
Square Enix Holdings Co. Ltd.	—	4
SUMCO Corp.	—	4
Sumitomo Corp.	1	15
Sumitomo Electric Industries Ltd.	1	11
Sumitomo Metal Mining Co. Ltd.	—	9
Sumitomo Mitsui Financial Group, Inc.	1	36
Sumitomo Mitsui Trust Holdings, Inc.	—	9
Sumitomo Realty & Development Co. Ltd.	—	8
Suntory Beverage & Food Ltd.	—	4
Suzuki Motor Corp.	1	19
T&D Holdings, Inc.	1	12
Taisei Corp.	—	9
Takeda Pharmaceutical Co. Ltd.	1	25
TDK Corp.	—	3
Terumo Corp.	1	18
Tokio Marine Holdings, Inc.	6	350
Tokyo Electric Power Co. Holdings, Inc. *	—	1
Tokyo Electron Ltd.	1	229
Tokyo Gas Co. Ltd.	1	12
TOPPAN, Inc.	—	2
Toshiba Corp.	—	8
TOTO Ltd.	—	3
Toyota Industries Corp.	—	12
Toyota Motor Corp.	6	97
Toyota Tsusho Corp.	—	3
Unicharm Corp.	—	10
Yakult Honsha Co. Ltd.	—	12
Yamaha Motor Co. Ltd.	—	7
Yamato Holdings Co. Ltd.	1	11
INVESTMENTS	SHARES (000)	VALUE ($000)

Japan — continued
Z Holdings Corp.	1	1
ZOZO, Inc.	—	4
		3,732
Macau — 0.0% ^
Sands China Ltd. *	3	8
Netherlands — 0.8%
Adyen NV * (a)	—	26
Akzo Nobel NV	—	26
ASML Holding NV	1	268
Heineken NV	—	7
ING Groep NV	1	11
Koninklijke Ahold Delhaize NV	1	26
Koninklijke DSM NV	—	44
Koninklijke KPN NV	13	46
Koninklijke Philips NV	1	9
NN Group NV	1	46
Shell plc	13	349
Wolters Kluwer NV	—	34
		892
New Zealand — 0.0% ^
Fisher & Paykel Healthcare Corp. Ltd.	—	3
Xero Ltd. *	—	3
		6
Norway — 0.0% ^
Lundin Energy MergerCo AB ‡ *	—	13
Singapore — 0.2%
Ascendas, REIT	1	2
CapitaLand Integrated Commercial Trust, REIT	3	4
Capitaland Investment Ltd.	3	8
DBS Group Holdings Ltd.	7	160
Oversea-Chinese Banking Corp. Ltd.	2	13
Sea Ltd., ADR *	—	19
Singapore Exchange Ltd.	1	5
Singapore Technologies Engineering Ltd.	1	3
Singapore Telecommunications Ltd.	2	3
United Overseas Bank Ltd.	—	4
Venture Corp. Ltd.	—	2
		223
South Africa — 0.2%
Anglo American plc	5	172

SEE NOTES TO FINANCIAL STATEMENTS.
8	JPMorgan Insurance Trust	June 30, 2022

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
South Korea — 0.2%
Delivery Hero SE * (a)	1	43
Samsung Electronics Co. Ltd.	4	185
		228
Spain — 0.3%
Banco Bilbao Vizcaya Argentaria SA	10	45
Banco Santander SA	4	12
CaixaBank SA	2	6
Cellnex Telecom SA (a)	1	26
Iberdrola SA	26	276
Industria de Diseno Textil SA	1	31
		396
Sweden — 0.5%
Assa Abloy AB, Class B	—	5
Atlas Copco AB, Class A	12	109
Atlas Copco AB, Class B	1	6
Boliden AB	1	20
Investor AB, Class B	1	16
Lundin Energy AB	—	—
Sandvik AB	1	14
SKF AB, Class B	1	19
Telefonaktiebolaget LM Ericsson, Class B	1	4
Volvo AB, Class B	22	350
		543
Switzerland — 0.6%
ABB Ltd. (Registered)	1	23
Adecco Group AG (Registered)	1	11
Alcon, Inc.	—	16
Cie Financiere Richemont SA (Registered)	—	21
Givaudan SA (Registered)	—	53
Julius Baer Group Ltd.	—	15
Lonza Group AG (Registered)	—	159
Novartis AG (Registered)	2	140
Partners Group Holding AG	—	7
SGS SA (Registered)	—	117
Sika AG (Registered)	—	53
Straumann Holding AG (Registered)	—	6
UBS Group AG (Registered)	2	30
Zurich Insurance Group AG	—	77
		728
Taiwan — 0.4%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	6	459
INVESTMENTS	SHARES (000)	VALUE ($000)

United Kingdom — 1.6%
3i Group plc	3	40
AstraZeneca plc	1	138
BAE Systems plc	1	14
Barclays plc	25	47
Berkeley Group Holdings plc *	1	31
BP plc	75	351
British American Tobacco plc	1	40
CK Hutchison Holdings Ltd.	1	10
Compass Group plc	1	15
DCC plc	—	23
Diageo plc	6	280
Direct Line Insurance Group plc	4	11
Experian plc	—	6
HSBC Holdings plc	8	51
InterContinental Hotels Group plc	1	40
Intertek Group plc	—	22
Linde plc (b)	—	141
Lloyds Banking Group plc	95	49
London Stock Exchange Group plc	—	3
Next plc	—	21
Persimmon plc	3	64
Reckitt Benckiser Group plc	1	62
RELX plc	3	74
RELX plc	5	134
SSE plc	2	33
Standard Chartered plc	7	54
Taylor Wimpey plc	9	13
Tesco plc	7	21
Unilever plc	1	29
Unilever plc	1	26
		1,843
United States — 31.0%
AbbVie, Inc.	5	832
Advanced Micro Devices, Inc. *	1	108
Airbnb, Inc., Class A *	—	20
Albertsons Cos., Inc., Class A	1	21
Alleghany Corp. *	—	47
Alnylam Pharmaceuticals, Inc. *	1	67
Alphabet, Inc., Class C *	—	591
Amazon.com, Inc. *	15	1,606
American Electric Power Co., Inc.	—	35
American Express Co.	3	445
American Homes 4 Rent, Class A, REIT	1	44
SEE NOTES TO FINANCIAL STATEMENTS.
June 30, 2022	JPMorgan Insurance Trust	9

JPMorgan Insurance Trust Global Allocation Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
American International Group, Inc.	1	24
AmerisourceBergen Corp.	1	71
AMETEK, Inc.	1	105
Analog Devices, Inc.	2	218
Apple Hospitality REIT, Inc., REIT	2	22
Apple, Inc. (c)	8	1,136
Arista Networks, Inc. *	1	83
Arthur J Gallagher & Co.	1	235
AutoZone, Inc. *	—	105
Axalta Coating Systems Ltd. *	1	18
Baker Hughes Co.	10	276
Bank of America Corp.	21	666
Bath & Body Works, Inc.	1	18
BellRing Brands, Inc. *	1	24
Berkshire Hathaway, Inc., Class B *	1	141
Best Buy Co., Inc.	—	27
BlackRock, Inc.	1	333
Blackstone, Inc.	2	147
Booking Holdings, Inc. *	—	381
Boston Scientific Corp. *	13	478
Bright Horizons Family Solutions, Inc. *	1	58
Bristol-Myers Squibb Co.	10	770
Brixmor Property Group, Inc., REIT	2	42
Bumble, Inc., Class A *	3	85
Burlington Stores, Inc. *	1	79
Capital One Financial Corp.	1	98
Carlisle Cos., Inc.	—	40
CarMax, Inc. *	1	62
Catalent, Inc. *	1	117
CBRE Group, Inc., Class A *	1	40
Centene Corp. *	1	89
Charles Schwab Corp. (The)	3	185
Charter Communications, Inc., Class A *	1	335
Cheniere Energy, Inc.	1	78
Chevron Corp.	2	346
Chubb Ltd.	—	56
Cigna Corp.	—	40
Cisco Systems, Inc.	1	30
Citigroup, Inc.	4	199
Citizens Financial Group, Inc.	2	66
CNA Financial Corp.	1	22
Coca-Cola Co. (The)	3	180
Columbia Sportswear Co.	1	35
CommScope Holding Co., Inc. *	2	10
INVESTMENTS	SHARES (000)	VALUE ($000)

United States — continued
Confluent, Inc., Class A *	3	61
ConocoPhillips	4	396
Constellation Brands, Inc., Class A	1	141
Cooper Cos., Inc. (The)	—	95
Copart, Inc. *	1	119
Coterra Energy, Inc.	2	58
Crowdstrike Holdings, Inc., Class A *	—	64
CVS Health Corp.	1	82
Deere & Co.	—	125
Delta Air Lines, Inc. *	2	50
Dexcom, Inc. *	1	65
Diamondback Energy, Inc.	—	26
Dick's Sporting Goods, Inc. (b)	1	41
DISH Network Corp., Class A *	1	21
Dollar General Corp.	—	59
Dover Corp.	1	57
Eastman Chemical Co.	2	166
Eaton Corp. plc	3	339
Edison International	1	35
Energizer Holdings, Inc.	1	30
Entegris, Inc.	1	79
Entergy Corp.	—	38
EOG Resources, Inc.	2	164
Equifax, Inc.	—	58
Estee Lauder Cos., Inc. (The), Class A	—	91
Exact Sciences Corp. *	1	33
Exelixis, Inc. *	3	57
Federal Realty OP LP, REIT	—	32
FedEx Corp.	—	59
Ferguson plc	1	108
First Republic Bank	1	71
FleetCor Technologies, Inc. *	—	34
Fortune Brands Home & Security, Inc.	—	27
Freeport-McMoRan, Inc.	2	58
Gap, Inc. (The)	1	12
Garmin Ltd.	1	64
Generac Holdings, Inc. *	—	64
General Dynamics Corp.	—	48
Global Payments, Inc.	1	79
Globant SA *	—	66
GSK plc	2	45
Hartford Financial Services Group, Inc. (The)	1	45
HCA Healthcare, Inc.	—	32
Hilton Worldwide Holdings, Inc.	1	99

SEE NOTES TO FINANCIAL STATEMENTS.
10	JPMorgan Insurance Trust	June 30, 2022

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
Home Depot, Inc. (The)	—	110
Honeywell International, Inc.	—	42
Horizon Therapeutics plc *	1	114
HubSpot, Inc. *	—	59
Ingersoll Rand, Inc.	10	421
Insulet Corp. *	—	63
InterActiveCorp. *	—	27
International Business Machines Corp.	—	55
Intuit, Inc.	1	336
Intuitive Surgical, Inc. *	1	170
Invesco Ltd.	2	26
ITT, Inc.	—	27
James Hardie Industries plc, CHDI	—	7
Jazz Pharmaceuticals plc *	1	97
JBG SMITH Properties, REIT	1	25
Johnson & Johnson	1	93
Keurig Dr Pepper, Inc.	1	29
Keysight Technologies, Inc. *	1	71
Kimco Realty Corp., REIT	3	55
Kinder Morgan, Inc.	3	51
Kohl's Corp.	1	24
Kraft Heinz Co. (The)	2	59
Laboratory Corp. of America Holdings	—	37
Lam Research Corp.	1	228
Lamar Advertising Co., Class A, REIT	—	26
Leidos Holdings, Inc.	—	35
Liberty Broadband Corp., Class C *	—	47
Liberty Media Corp.-Liberty SiriusXM, Class C *	1	40
Loews Corp. (c)	2	113
Lowe's Cos., Inc.	—	52
Lyft, Inc., Class A *	7	98
M&T Bank Corp.	1	112
Marathon Petroleum Corp.	—	30
Marriott International, Inc., Class A	3	418
Marsh & McLennan Cos., Inc.	—	30
Martin Marietta Materials, Inc.	—	60
Mastercard, Inc., Class A (c)	2	774
McDonald's Corp.	3	690
McKesson Corp.	—	110
Medtronic plc	—	32
Merck & Co., Inc.	1	44
Meta Platforms, Inc., Class A *	3	536
Mettler-Toledo International, Inc. *	—	53
Microsoft Corp. (c)	8	2,148
INVESTMENTS	SHARES (000)	VALUE ($000)

United States — continued
Mid-America Apartment Communities, Inc., REIT	—	42
Middleby Corp. (The) *	—	24
Mohawk Industries, Inc. *	—	44
MongoDB, Inc. *	—	53
Morgan Stanley	1	41
Murphy USA, Inc.	—	42
Natera, Inc. *	1	32
National Vision Holdings, Inc. *	1	26
Nestle SA (Registered)	4	480
Newell Brands, Inc.	2	41
Nexstar Media Group, Inc., Class A	—	28
NextEra Energy, Inc.	6	462
NIKE, Inc., Class B	1	98
Norfolk Southern Corp.	1	221
Northern Trust Corp.	1	44
Northrop Grumman Corp.	—	53
NVIDIA Corp.	1	154
Old Dominion Freight Line, Inc.	—	46
Organon & Co.	1	17
Packaging Corp. of America	—	56
Palo Alto Networks, Inc. *	—	149
PG&E Corp. *	3	27
Philip Morris International, Inc.	1	49
Phillips 66	1	48
PNC Financial Services Group, Inc. (The)	1	77
Post Holdings, Inc. *	1	60
Procter & Gamble Co. (The)	1	67
Progressive Corp. (The)	6	685
Prologis, Inc., REIT	2	279
Public Storage, REIT	—	18
QUALCOMM, Inc.	1	145
Quanta Services, Inc.	2	207
Ralph Lauren Corp.	—	30
Rayonier, Inc., REIT	1	47
Raytheon Technologies Corp.	1	81
Regeneron Pharmaceuticals, Inc. *	1	525
ROBLOX Corp., Class A *	1	36
Roche Holding AG	1	368
Ross Stores, Inc.	3	223
Royal Caribbean Cruises Ltd. *	1	47
Royalty Pharma plc, Class A	2	90
S&P Global, Inc.	—	120
Schneider Electric SE	1	145
SEE NOTES TO FINANCIAL STATEMENTS.
June 30, 2022	JPMorgan Insurance Trust	11

JPMorgan Insurance Trust Global Allocation Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
Seagate Technology Holdings plc	2	123
ServiceNow, Inc. *	—	120
Snap, Inc., Class A *	10	135
SolarEdge Technologies, Inc. *	—	113
Southwest Airlines Co. *	3	123
Stanley Black & Decker, Inc.	—	19
Stellantis NV	3	36
Stellantis NV	9	114
Sun Communities, Inc., REIT	1	152
SVB Financial Group *	—	58
Synopsys, Inc. *	—	109
Sysco Corp.	1	45
T. Rowe Price Group, Inc.	—	37
TD SYNNEX Corp.	1	45
Teradyne, Inc.	1	54
Tesla, Inc. *	1	548
Texas Instruments, Inc.	4	539
Texas Roadhouse, Inc.	—	28
Thermo Fisher Scientific, Inc.	—	109
Timken Co. (The)	—	19
T-Mobile US, Inc. *	4	481
Trade Desk, Inc. (The), Class A *	1	39
Trane Technologies plc	4	506
Travelers Cos., Inc. (The)	1	111
Truist Financial Corp.	8	369
Uber Technologies, Inc. *	4	73
UnitedHealth Group, Inc.	2	998
US Bancorp	1	57
Verizon Communications, Inc.	2	102
Vertex Pharmaceuticals, Inc. *	—	41
Walt Disney Co. (The) *	—	16
Wells Fargo & Co.	10	384
Welltower, Inc., REIT	—	20
Westrock Co.	1	34
Weyerhaeuser Co., REIT	2	71
Williams Cos., Inc. (The)	2	54
Wolfspeed, Inc. *	1	45
Xcel Energy, Inc.	1	76
Zebra Technologies Corp., Class A *	—	52
Zimmer Biomet Holdings, Inc.	5	508
INVESTMENTS	SHARES (000)	VALUE ($000)

United States — continued
Zoom Video Communications, Inc., Class A *	1	118
Zscaler, Inc. *	—	36
		34,797
Total Common Stocks (Cost $48,556)		54,342
	(000)	($000)
Investment Companies — 16.7%
JPMorgan Emerging Markets Equity Fund, Class R6 Shares (d)	147	4,203
JPMorgan High Yield Fund, Class R6 Shares (d)	806	4,957
JPMorgan Income Fund, Class R6 Shares (d)	607	5,138
JPMorgan Large Cap Value Fund, Class R6 Shares (d)	254	4,483
Total Investment Companies (Cost $19,142)		18,781
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — 15.3%
Australia — 0.3%
Commonwealth of Australia
2.75%, 11/21/2029 (a)	AUD 155	101
1.00%, 12/21/2030 (a)	AUD 3	2
1.00%, 11/21/2031 (a)	AUD 278	152
3.75%, 4/21/2037 (a)	AUD 40	27
2.75%, 5/21/2041 (a)	AUD 11	6
3.00%, 3/21/2047 (a)	AUD 19	11
1.75%, 6/21/2051 (a)	AUD 20	9
		308
Belgium — 0.4%
Kingdom of Belgium
0.80%, 6/22/2027 (a)	EUR 60	61
0.10%, 6/22/2030 (a)	EUR 182	168
3.00%, 6/22/2034 (a)	EUR 49	56
1.90%, 6/22/2038 (a)	EUR 60	59
0.40%, 6/22/2040 (a)	EUR 20	15
1.60%, 6/22/2047 (a)	EUR 31	26
1.70%, 6/22/2050 (a)	EUR 5	4
2.15%, 6/22/2066 (a)	EUR 22	20
		409

SEE NOTES TO FINANCIAL STATEMENTS.
12	JPMorgan Insurance Trust	June 30, 2022

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Canada — 0.7%
Canada Government Bond
2.00%, 9/1/2023	CAD 212	162
0.25%, 3/1/2026	CAD 110	77
1.50%, 12/1/2031	CAD 115	77
4.00%, 6/1/2041	CAD 30	26
2.75%, 12/1/2048	CAD 14	10
1.75%, 12/1/2053	CAD 50	28
2.75%, 12/1/2064	CAD 38	27
Canada Housing Trust 1.25%, 6/15/2026 (e)	CAD 100	71
Province of Alberta
2.90%, 12/1/2028	CAD 55	41
1.65%, 6/1/2031	CAD 130	84
Province of British Columbia
4.70%, 6/18/2037	CAD 25	20
2.95%, 6/18/2050	CAD 10	6
Province of Ontario
2.30%, 9/8/2024	CAD 80	61
0.01%, 11/25/2030 (a)	EUR 170	148
		838
China — 0.1%
Export-Import Bank of China (The) 0.75%, 5/28/2023 (a)	EUR 100	104
Denmark — 0.1%
Kingdom of Denmark
1.50%, 11/15/2023	DKK 36	5
1.75%, 11/15/2025	DKK 28	4
0.50%, 11/15/2027	DKK 10	2
0.50%, 11/15/2029	DKK 356	46
4.50%, 11/15/2039	DKK 108	21
0.25%, 11/15/2052	DKK 60	5
		83
France — 1.2%
French Republic
0.25%, 11/25/2026 (a)	EUR 66	66
5.50%, 4/25/2029 (a)	EUR 270	355
0.00%, 11/25/2030 (a)	EUR 45	41
0.00%, 11/25/2031 (a)	EUR 330	291
1.25%, 5/25/2034 (a)	EUR 325	310
3.25%, 5/25/2045 (a)	EUR 61	73
2.00%, 5/25/2048 (a)	EUR 22	21
1.50%, 5/25/2050 (a)	EUR 133	113
0.75%, 5/25/2052 (a)	EUR 9	6
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

France — continued
0.75%, 5/25/2053 (a)	EUR 27	17
4.00%, 4/25/2055 (a)	EUR 14	20
1.75%, 5/25/2066 (a)	EUR 54	44
		1,357
Germany — 0.6%
Bundesrepublik Deutschland
0.00%, 8/15/2031 (a)	EUR 315	293
0.00%, 5/15/2035 (a)	EUR 223	192
2.50%, 7/4/2044 (a)	EUR 86	105
1.25%, 8/15/2048 (a)	EUR 42	41
0.00%, 8/15/2050 (a)	EUR 52	35
		666
Italy — 2.6%
Buoni Poliennali del Tesoro
1.00%, 7/15/2022 (a)	EUR 515	540
0.05%, 1/15/2023 (a)	EUR 450	471
0.00%, 1/15/2024 (a)	EUR 207	213
0.35%, 2/1/2025 (a)	EUR 193	195
1.85%, 7/1/2025 (a)	EUR 36	38
0.50%, 2/1/2026 (a)	EUR 157	156
1.60%, 6/1/2026 (a)	EUR 264	271
2.80%, 12/1/2028 (a)	EUR 285	300
3.00%, 8/1/2029 (a)	EUR 14	15
1.35%, 4/1/2030 (a)	EUR 38	35
0.95%, 12/1/2031 (a)	EUR 273	234
1.65%, 3/1/2032 (a)	EUR 50	46
2.45%, 9/1/2033 (a)	EUR 9	9
2.25%, 9/1/2036 (a)	EUR 85	77
4.00%, 2/1/2037 (a)	EUR 19	21
3.25%, 3/1/2038 (a)	EUR 154	156
4.75%, 9/1/2044 (a)	EUR 5	6
1.50%, 4/30/2045 (a)	EUR 63	46
3.45%, 3/1/2048 (a)	EUR 10	10
3.85%, 9/1/2049 (a)	EUR 14	15
1.70%, 9/1/2051 (a)	EUR 22	15
2.15%, 9/1/2052 (a)	EUR 80	61
2.80%, 3/1/2067 (a)	EUR 14	12
		2,942
Japan — 5.9%
Japan Government Bond
0.80%, 9/20/2022	JPY 67,800	501
0.10%, 3/20/2023	JPY 24,050	178
SEE NOTES TO FINANCIAL STATEMENTS.
June 30, 2022	JPMorgan Insurance Trust	13

JPMorgan Insurance Trust Global Allocation Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Japan — continued
0.01%, 7/1/2023	JPY 62,650	462
0.60%, 12/20/2023	JPY 86,650	645
0.10%, 9/20/2024	JPY 12,600	93
0.10%, 12/20/2024	JPY 42,250	313
0.10%, 3/20/2025	JPY 3,500	26
0.30%, 12/20/2025	JPY 68,600	511
0.01%, 12/20/2026	JPY 15,550	115
0.10%, 12/20/2026	JPY 37,450	277
0.10%, 12/20/2027	JPY 96,500	712
0.10%, 6/20/2029	JPY 29,650	218
1.50%, 3/20/2034	JPY 79,250	655
0.60%, 12/20/2037	JPY 42,250	308
2.50%, 3/20/2038	JPY 21,400	201
0.30%, 12/20/2039	JPY 76,600	519
0.50%, 12/20/2041	JPY 12,400	85
1.70%, 9/20/2044	JPY 50	—
1.40%, 12/20/2045	JPY 18,650	148
0.80%, 3/20/2047	JPY 30,900	214
0.40%, 9/20/2049	JPY 27,850	168
0.40%, 12/20/2049	JPY 26,500	160
0.90%, 3/20/2057	JPY 22,550	150
		6,659
Netherlands — 0.2%
Kingdom of Netherlands
2.50%, 1/15/2033 (a)	EUR 60	67
4.00%, 1/15/2037 (a)	EUR 30	40
0.50%, 1/15/2040 (a)	EUR 28	23
2.75%, 1/15/2047 (a)	EUR 40	49
0.00%, 1/15/2052 (a)	EUR 18	11
		190
Qatar — 0.2%
State of Qatar 3.88%, 4/23/2023 (e)	200	201
South Korea — 0.3%
Export-Import Bank of Korea
0.38%, 3/26/2024 (a)	EUR 100	103
0.00%, 10/19/2024 (a)	EUR 270	272
		375
Spain — 0.9%
Bonos and Obligaciones del Estado
0.00%, 1/31/2027	EUR 240	232
1.40%, 7/30/2028 (a)	EUR 103	105
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)

Spain — continued
1.45%, 4/30/2029 (a)	EUR 141	142
0.70%, 4/30/2032 (a)	EUR 239	212
1.85%, 7/30/2035 (a)	EUR 25	24
4.20%, 1/31/2037 (a)	EUR 131	162
1.20%, 10/31/2040 (a)	EUR 68	54
1.00%, 7/30/2042 (a)	EUR 25	19
2.70%, 10/31/2048 (a)	EUR 20	20
3.45%, 7/30/2066 (a)	EUR 33	36
1.45%, 10/31/2071 (a)	EUR 10	6
		1,012
Sweden — 0.1%
Kingdom of Sweden
2.50%, 5/12/2025	SEK 90	9
0.75%, 5/12/2028	SEK 270	25
0.75%, 11/12/2029 (a)	SEK 40	4
2.25%, 6/1/2032 (a)	SEK 15	1
3.50%, 3/30/2039	SEK 120	15
		54
United Kingdom — 1.7%
United Kingdom of Great Britain and Northern Ireland
0.75%, 7/22/2023 (a)	GBP 13	16
1.00%, 4/22/2024 (a)	GBP 47	56
0.63%, 6/7/2025 (a)	GBP 140	164
0.38%, 10/22/2026 (a)	GBP 215	245
6.00%, 12/7/2028 (a)	GBP 130	196
0.25%, 7/31/2031 (a)	GBP 175	178
4.75%, 12/7/2038 (a)	GBP 207	325
1.13%, 1/31/2039 (a)	GBP 80	78
3.50%, 1/22/2045 (a)	GBP 76	106
4.25%, 12/7/2046 (a)	GBP 100	157
1.75%, 1/22/2049 (a)	GBP 195	199
0.63%, 10/22/2050 (a)	GBP 123	91
4.25%, 12/7/2055 (a)	GBP 15	24
2.50%, 7/22/2065 (a)	GBP 50	62
3.50%, 7/22/2068 (a)	GBP 29	46
		1,943
Total Foreign Government Securities (Cost $20,382)		17,141

SEE NOTES TO FINANCIAL STATEMENTS.
14	JPMorgan Insurance Trust	June 30, 2022

INVESTMENTS	SHARES (000)	VALUE ($000)
Exchange-Traded Funds — 3.0%
United States — 3.0%
JPMorgan U.S. Value Factor ETF (d)(Cost $3,455)	104	3,330
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 2.2%
U.S. Treasury Notes 0.13%, 1/31/2023 (f)(Cost $2,466)	USD 2,478	2,443
Corporate Bonds — 1.3%
Canada — 0.5%
Ontario Teachers' Finance Trust
0.50%, 5/6/2025 (a)	EUR 400	406
0.10%, 5/19/2028 (a)	EUR 230	215
		621
China — 0.2%
China Development Bank 0.88%, 1/24/2024 (a)	EUR 200	207
France — 0.2%
Dexia Credit Local SA
0.75%, 1/25/2023 (a)	EUR 100	105
1.63%, 12/8/2023 (a)	GBP 100	120
		225
Netherlands — 0.1%
BNG Bank NV
4.75%, 3/6/2023 (a)	AUD 15	11
1.90%, 11/26/2025 (a)	AUD 90	58
Nederlandse Waterschapsbank NV 3.50%, 7/20/2027	AUD 40	26
		95
South Korea — 0.1%
Korea Development Bank (The) 0.63%, 7/17/2023 (a)	EUR 100	105
United States — 0.2%
Aetna, Inc. 2.75%, 11/15/2022	96	96
Penske Truck Leasing Co. LP 4.88%, 7/11/2022 (e)	45	45
Walt Disney Co. (The) 8.88%, 4/26/2023	45	47
		188
Total Corporate Bonds (Cost $1,623)		1,441
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — 0.2%
United States — 0.2%
Citigroup Commercial Mortgage Trust Series 2012-GC8, Class D, 4.94%, 9/10/2045 ‡ (e) (g)	100	90
FHLMC, Multi-Family Structured Pass-Through Certificates Series K083, Class X1, IO, 0.18%, 9/25/2028 (g)	14,523	65
FREMF Series 2018-KF46, Class B, 3.07%, 3/25/2028 (e) (g)	3	3
FREMF Mortgage Trust
Series 2017-KF32, Class B, 3.67%, 5/25/2024 (e) (g)	6	6
Series 2017-KF38, Class B, 3.62%, 9/25/2024 (e) (g)	3	3
Series 2018-KF45, Class B, 3.07%, 3/25/2025 (e) (g)	6	6
Series 2018-KF49, Class B, 3.02%, 6/25/2025 (e) (g)	3	2
Series 2019-KF63, Class B, 3.47%, 5/25/2029 (e) (g)	38	38
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ, 5.45%, 9/15/2039 ‡ (g)	32	13
Total Commercial Mortgage-Backed Securities (Cost $248)		226
Supranational — 0.1%
Asian Development Bank, 3.40%, 9/10/2027 (a)	AUD 140	93
European Investment Bank, 0.50%, 6/21/2023	AUD 30	20
Inter-American Development Bank
0.50%, 5/23/2023	CAD 63	48
4.40%, 1/26/2026	CAD 16	13
Total Supranational (Cost $192)		174
Collateralized Mortgage Obligations — 0.0% ^
United States — 0.0% ^
Banc of America Funding Trust Series 2006-A, Class 1A1, 2.74%, 2/20/2036 (g)	8	8
Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-3, Class 2A1, 2.37%, 10/25/2047 (g)	—	—
Morgan Stanley Mortgage Loan Trust Series 2004-5AR, Class 4A, 3.24%, 7/25/2034 (g)	—	—
Total Collateralized Mortgage Obligations (Cost $8)		8
SEE NOTES TO FINANCIAL STATEMENTS.
June 30, 2022	JPMorgan Insurance Trust	15

JPMorgan Insurance Trust Global Allocation Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-Term Investments — 12.3%
Certificates of Deposits — 0.1%
Shinhan Bank, 0.80%, 8/12/2022 (Cost $58)	58	58
Foreign Government Treasury Bills — 2.2%
Canadian Treasury Bills
1.55%, 1/5/2023 (h)	CAD 1,073	822
1.01%, 2/2/2023 (h)	CAD 1,073	820
1.25%, 3/2/2023 (h)	CAD 1,078	822
Total Foreign Government Treasury Bills (Cost $2,535)		2,464
	SHARES (000)
Investment Companies — 9.8%
JPMorgan Prime Money Market Fund Class Institutional Shares, 1.47% (d) (i) (Cost $10,988)	10,987	10,988
Investment of Cash Collateral from Securities Loaned — 0.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 1.38% (d) (i) (Cost $240)	240	240
Total Short-Term Investments (Cost $13,821)		13,750
Total Investments — 99.5% (Cost $109,893)		111,636
Assets in Excess of Other Liabilities — 0.5%		521
NET ASSETS — 100.0%		112,157
Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ADR	American Depositary Receipt
APAC	Asia Pacific
AUD	Australian Dollar
CAD	Canadian Dollar
CHDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
DKK	Danish Krone
ETF	Exchange Traded Fund
EUR	Euro
FHLMC	Federal Home Loan Mortgage Corp.
GBP	British Pound
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
JPY	Japanese Yen
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
REIT	Real Estate Investment Trust
SEK	Swedish Krona
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	The security or a portion of this security is on loan at June 30, 2022. The total value of securities on loan at June 30, 2022 is $224.
(c)	All or a portion of this security is segregated as collateral for short sales. The total value of securities segregated as collateral is $1,363.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(f)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(g)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of June 30, 2022.
(h)	The rate shown is the effective yield as of June 30, 2022.
(i)	The rate shown is the current yield as of June 30, 2022.

SEE NOTES TO FINANCIAL STATEMENTS.
16	JPMorgan Insurance Trust	June 30, 2022

Summary of Investments by Industry, June 30, 2022
The following table represents the portfolio investments of the Portfolio by industry classifications as a percentage of total investments:
PORTFOLIO COMPOSITION BY ASSET CLASS AS OF June 30, 2022	PERCENT OF TOTAL INVESTMENTS
Foreign Government Securities	15.4%
Fixed Income	9.0
U.S. Equity	7.0
Banks	4.2
International Equity	3.8
Software	3.0
Semiconductors & Semiconductor Equipment	2.9
Pharmaceuticals	2.7
Insurance	2.3
U.S. Treasury Notes	2.2
Oil, Gas & Consumable Fuels	2.0
Health Care Equipment & Supplies	1.6
Hotels, Restaurants & Leisure	1.6
Biotechnology	1.6
Internet & Direct Marketing Retail	1.5
IT Services	1.4
Health Care Providers & Services	1.4
Interactive Media & Services	1.4
Machinery	1.3
Technology Hardware, Storage & Peripherals	1.3
Textiles, Apparel & Luxury Goods	1.2
Automobiles	1.2
Capital Markets	1.1
Beverages	1.0
Electric Utilities	1.0
Others (each less than 1.0%)	14.6
Short-Term Investments	12.3
Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
SEE NOTES TO FINANCIAL STATEMENTS.
June 30, 2022	JPMorgan Insurance Trust	17

JPMorgan Insurance Trust Global Allocation Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2022  (Unaudited) (continued)
Futures contracts outstanding as of June 30, 2022 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Euro-Bobl	5	09/08/2022	EUR	651	9
Japan 10 Year Bond Mini	11	09/09/2022	JPY	1,207	7
Australia 10 Year Bond	2	09/15/2022	AUD	164	(1)
S&P / TSX 60 Index	5	09/15/2022	CAD	888	(30)
SPI 200 Index	2	09/15/2022	AUD	224	(2)
MSCI Emerging Markets E-Mini Index	54	09/16/2022	USD	2,710	(17)
Foreign Exchange AUD / USD	20	09/19/2022	USD	1,382	(43)
Foreign Exchange EUR / USD	61	09/19/2022	USD	8,035	(142)
Foreign Exchange GBP / USD	26	09/19/2022	USD	1,981	(56)
Foreign Exchange JPY / USD	70	09/19/2022	USD	6,483	(78)
Foreign Exchange CAD / USD	28	09/20/2022	USD	2,175	(38)
U.S. Treasury 10 Year Note	78	09/21/2022	USD	9,229	37
U.S. Treasury Long Bond	4	09/21/2022	USD	552	(5)
U.S. Treasury Ultra Bond	21	09/21/2022	USD	3,216	(51)
Long Gilt	1	09/28/2022	GBP	139	(6)
					(416)
Short Contracts
Euro-Bobl	(33)	09/08/2022	EUR	(4,295)	(39)
Euro-Bund	(19)	09/08/2022	EUR	(2,963)	59
Euro-Buxl	(4)	09/08/2022	EUR	(684)	(15)
Euro-Schatz	(3)	09/08/2022	EUR	(343)	(2)
Japan 10 Year Bond	(7)	09/12/2022	JPY	(7,681)	21
MSCI EAFE E-Mini Index	(63)	09/16/2022	USD	(5,856)	(15)
Russell 2000 E-Mini Index	(68)	09/16/2022	USD	(5,810)	22
S&P 500 E-Mini Index	(7)	09/16/2022	USD	(1,329)	(51)
U.S. Treasury 10 Year Note	(1)	09/21/2022	USD	(118)	2
U.S. Treasury 10 Year Ultra Note	(1)	09/21/2022	USD	(127)	—(a)
Long Gilt	(22)	09/28/2022	GBP	(3,063)	(45)
					(64)
					(479)

Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
EAFE	Europe, Australasia, and Far East
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MSCI	Morgan Stanley Capital International
SPI	Australian Securities Exchange
TSX	Toronto Stock Exchange
USD	United States Dollar

(a)	Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.
18	JPMorgan Insurance Trust	June 30, 2022

Forward foreign currency exchange contracts outstanding as of June 30, 2022 (amounts in thousands):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION ($)
CAD	39	USD	30	BNP Paribas	7/5/2022	—(a)
EUR	94	USD	97	Citibank, NA	7/5/2022	1
EUR	49	USD	51	HSBC Bank, NA	7/5/2022	—(a)
EUR	36	USD	37	State Street Corp.	7/5/2022	—(a)
GBP	32	USD	39	Barclays Bank plc	7/5/2022	1
USD	616	AUD	855	BNP Paribas	7/5/2022	25
USD	80	CAD	102	Citibank, NA	7/5/2022	1
USD	692	CAD	876	Merrill Lynch International	7/5/2022	12
USD	105	DKK	729	Goldman Sachs International	7/5/2022	3
USD	8,183	EUR	7,613	BNP Paribas	7/5/2022	205
USD	41	EUR	38	Goldman Sachs International	7/5/2022	1
USD	30	EUR	29	HSBC Bank, NA	7/5/2022	—(a)
USD	36	EUR	33	Merrill Lynch International	7/5/2022	1
USD	474	EUR	453	Standard Chartered Bank	7/5/2022	—(a)
USD	2,400	GBP	1,907	Barclays Bank plc	7/5/2022	79
USD	7,121	JPY	908,499	Barclays Bank plc	7/5/2022	425
USD	35	JPY	4,378	Merrill Lynch International	7/5/2022	2
USD	96	JPY	12,329	Royal Bank of Canada	7/5/2022	4
USD	64	SEK	630	Barclays Bank plc	7/5/2022	3
USD	4,478	CAD	5,629	State Street Corp.	7/19/2022	105
GBP	31	USD	38	Citibank, NA	8/3/2022	—(a)
JPY	4,205	USD	31	Citibank, NA	8/3/2022	—(a)
USD	730	CAD	939	BNP Paribas	8/3/2022	1
USD	97	EUR	92	HSBC Bank, NA	8/3/2022	—(a)
USD	93	EUR	88	Merrill Lynch International	8/3/2022	1
USD	67	EUR	63	Standard Chartered Bank	8/3/2022	—(a)
USD	59	GBP	48	HSBC Bank, NA	8/3/2022	1
Total unrealized appreciation						871
AUD	56	USD	39	HSBC Bank, NA	7/5/2022	—(a)
AUD	88	USD	63	Royal Bank of Canada	7/5/2022	(3)
EUR	108	USD	114	Barclays Bank plc	7/5/2022	(1)
EUR	190	USD	204	BNP Paribas	7/5/2022	(5)
EUR	45	USD	48	Citibank, NA	7/5/2022	(1)
EUR	125	USD	135	HSBC Bank, NA	7/5/2022	(4)
EUR	55	USD	58	Standard Chartered Bank	7/5/2022	—(a)
EUR	35	USD	38	State Street Corp.	7/5/2022	(1)
GBP	85	USD	106	Barclays Bank plc	7/5/2022	(2)
GBP	33	USD	41	Citibank, NA	7/5/2022	(1)
GBP	157	USD	198	Standard Chartered Bank	7/5/2022	(6)
JPY	23,028	USD	176	BNP Paribas	7/5/2022	(6)
JPY	4,167	USD	31	Citibank, NA	7/5/2022	(1)
JPY	53,952	USD	407	Royal Bank of Canada	7/5/2022	(9)
JPY	5,793	USD	43	Standard Chartered Bank	7/5/2022	—(a)
USD	81	EUR	77	Citibank, NA	7/5/2022	(1)
CAD	2,482	USD	1,937	BNP Paribas	7/19/2022	(9)
EUR	50	USD	52	BNP Paribas	8/3/2022	—(a)
EUR	57	USD	61	Merrill Lynch International	8/3/2022	—(a)
JPY	15,431	USD	115	BNP Paribas	8/3/2022	(1)
USD	491	AUD	712	BNP Paribas	8/3/2022	(1)
USD	102	DKK	729	State Street Corp.	8/3/2022	(1)
USD	75	EUR	72	Barclays Bank plc	8/3/2022	—(a)
SEE NOTES TO FINANCIAL STATEMENTS.
June 30, 2022	JPMorgan Insurance Trust	19

JPMorgan Insurance Trust Global Allocation Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2022  (Unaudited) (continued)
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION ($)
USD	7,852	EUR	7,505	BNP Paribas	8/3/2022	(28)
USD	1,942	GBP	1,600	Barclays Bank plc	8/3/2022	(7)
USD	6,162	JPY	838,266	Barclays Bank plc	8/3/2022	(28)
USD	61	SEK	630	BNP Paribas	8/3/2022	—(a)
Total unrealized depreciation						(116)
Net unrealized appreciation						755

Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
SEK	Swedish Krona
USD	United States Dollar

(a)	Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.
20	JPMorgan Insurance Trust	June 30, 2022

STATEMENT OF ASSETS AND LIABILITIES
AS OF June 30, 2022  (Unaudited)
(Amounts in thousands, except per share amounts)
JPMorgan Insurance Trust Global Allocation Portfolio
ASSETS:
Investments in non-affiliates, at value	$ 78,297
Investments in affiliates, at value	33,099
Investments of cash collateral received from securities loaned, at value (See Note 2.C)	240
Cash	47
Foreign currency, at value	70
Deposits at broker for futures contracts	146
Receivables:
Investment securities sold	325
Portfolio shares sold	4
Interest from non-affiliates	56
Dividends from non-affiliates	50
Dividends from affiliates	26
Tax reclaims	86
Securities lending income (See Note 2.C)	—(a)
Variation margin on futures contracts	507
Unrealized appreciation on forward foreign currency exchange contracts	871
Total Assets	113,824
LIABILITIES:
Payables:
Investment securities purchased	1,168
Collateral received on securities loaned (See Note 2.C)	240
Portfolio shares redeemed	3
Unrealized depreciation on forward foreign currency exchange contracts	116
Accrued liabilities:
Investment advisory fees	41
Distribution fees	12
Custodian and accounting fees	19
Other	68
Total Liabilities	1,667
Net Assets	$112,157 (a) Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.
June 30, 2022	JPMorgan Insurance Trust	21

STATEMENT OF ASSETS AND LIABILITIES
AS OF June 30, 2022  (Unaudited) (continued)
(Amounts in thousands, except per share amounts)
JPMorgan Insurance Trust Global Allocation Portfolio
NET ASSETS:
Paid-in-Capital	$115,606
Total distributable earnings (loss)	(3,449)
Total Net Assets:	$112,157
Net Assets:
Class 1	$ 54,189
Class 2	57,968
Total	$112,157
Outstanding units of beneficial interest (shares) (unlimited number of shares authorized, no par value):
Class 1	3,482
Class 2	3,736
Net Asset Value (a):
Class 1 — Offering and redemption price per share	$ 15.56
Class 2 — Offering and redemption price per share	15.52
Cost of investments in non-affiliates	$ 76,068
Cost of investments in affiliates	33,585
Cost of foreign currency	70
Investment securities on loan, at value (See Note 2.C)	224
Cost of investment of cash collateral (See Note 2.C)	240

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
SEE NOTES TO FINANCIAL STATEMENTS.
22	JPMorgan Insurance Trust	June 30, 2022

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED June 30, 2022  (Unaudited)
(Amounts in thousands)
JPMorgan Insurance Trust Global Allocation Portfolio
INVESTMENT INCOME:
Interest income from non-affiliates	$ 78
Interest income from affiliates	—(a)
Dividend income from non-affiliates	809
Dividend income from affiliates	539
Income from securities lending (net) (See Note 2.C)	3
Foreign taxes withheld (net)	(62)
Total investment income	1,367
EXPENSES:
Investment advisory fees	343
Administration fees	47
Distribution fees:
Class 2	80
Custodian and accounting fees	76
Interest expense to affiliates	—(a)
Professional fees	47
Trustees’ and Chief Compliance Officer’s fees	13
Printing and mailing costs	14
Transfer agency fees (See Note 2.I)	—(a)
Dividend expense to non-affiliates on securities sold short	6
Interest expense to non-affiliates on securities sold short	1
Other	11
Total expenses	638
Less fees waived	(93)
Net expenses	545
Net investment income (loss)	822 (a) Amount rounds to less than one thousand.
SEE NOTES TO FINANCIAL STATEMENTS.
June 30, 2022	JPMorgan Insurance Trust	23

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED June 30, 2022  (Unaudited) (continued)
(Amounts in thousands)
JPMorgan Insurance Trust Global Allocation Portfolio
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	$ (33)
Investments in affiliates	(1,193)
Options purchased	1,516
Futures contracts	(5,436)
Securities sold short	(39)
Foreign currency transactions	(60)
Forward foreign currency exchange contracts	1,609
Net realized gain (loss)	(3,636)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(18,748)
Investments in affiliates	(3,267)
Futures contracts	(799)
Securities sold short	10
Foreign currency translations	46
Forward foreign currency exchange contracts	625
Change in net unrealized appreciation/depreciation	(22,133)
Net realized/unrealized gains (losses)	(25,769)
Change in net assets resulting from operations	$(24,947)
SEE NOTES TO FINANCIAL STATEMENTS.
24	JPMorgan Insurance Trust	June 30, 2022

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED
(Amounts in thousands)
	JPMorgan Insurance Trust Global Allocation Portfolio
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$ 822	$ 1,130
Net realized gain (loss)	(3,636)	8,325
Distributions of capital gains received from investment company affiliates	—	508
Change in net unrealized appreciation/depreciation	(22,133)	1,333
Change in net assets resulting from operations	(24,947)	11,296
DISTRIBUTIONS TO SHAREHOLDERS:
Class 1	(4,558)	(2,940)
Class 2	(4,663)	(3,333)
Total distributions to shareholders	(9,221)	(6,273)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	11,277	9,955
NET ASSETS:
Change in net assets	(22,891)	14,978
Beginning of period	135,048	120,070
End of period	$112,157	$135,048
CAPITAL TRANSACTIONS:
Class 1
Proceeds from shares issued	$ 5,066	$ 4,742
Distributions reinvested	4,558	2,940
Cost of shares redeemed	(2,134)	(2,359)
Change in net assets resulting from Class 1 capital transactions	7,490	5,323
Class 2
Proceeds from shares issued	4,711	12,467
Distributions reinvested	4,663	3,333
Cost of shares redeemed	(5,587)	(11,168)
Change in net assets resulting from Class 2 capital transactions	3,787	4,632
Total change in net assets resulting from capital transactions	$ 11,277	$ 9,955
SHARE TRANSACTIONS:
Class 1
Issued	258	235
Reinvested	276	147
Redeemed	(123)	(117)
Change in Class 1 Shares	411	265
Class 2
Issued	260	615
Reinvested	284	168
Redeemed	(305)	(554)
Change in Class 2 Shares	239	229
SEE NOTES TO FINANCIAL STATEMENTS.
June 30, 2022	JPMorgan Insurance Trust	25

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED
	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)(c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Insurance Trust Global Allocation Portfolio
Class 1
Six Months Ended June 30, 2022 (Unaudited)	$20.61	$0.13	$(3.78)	$(3.65)	$(0.30)	$(1.10)	$(1.40)
Year Ended December 31, 2021	19.81	0.21	1.64	1.85	(0.21)	(0.84)	(1.05)
Year Ended December 31, 2020	17.65	0.25	2.40	2.65	(0.33)	(0.16)	(0.49)
Year Ended December 31, 2019	15.47	0.33	2.24	2.57	(0.39)	—	(0.39)
Year Ended December 31, 2018	16.57	0.29	(1.29)	(1.00)	—	(0.10)	(0.10)
Year Ended December 31, 2017	14.89	0.29	2.25	2.54	(0.20)	(0.66)	(0.86)
Class 2
Six Months Ended June 30, 2022 (Unaudited)	20.52	0.11	(3.76)	(3.65)	(0.25)	(1.10)	(1.35)
Year Ended December 31, 2021	19.73	0.15	1.65	1.80	(0.17)	(0.84)	(1.01)
Year Ended December 31, 2020	17.58	0.21	2.39	2.60	(0.29)	(0.16)	(0.45)
Year Ended December 31, 2019	15.41	0.29	2.23	2.52	(0.35)	—	(0.35)
Year Ended December 31, 2018	16.55	0.25	(1.29)	(1.04)	—	(0.10)	(0.10)
Year Ended December 31, 2017	14.87	0.26	2.24	2.50	(0.16)	(0.66)	(0.82)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Net investment income (loss) is affected by the timing of distributions from Underlying Funds.
(d)	Not annualized for periods less than one year.
(e)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(f)	Total returns do not include charges that will be imposed by variable insurance contracts or by Eligible Plans. If these charges were reflected, returns would be lower than those shown.
(g)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(h)

	June 30, 2022	December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017
Net expenses (excluding dividend and interest expense for securities sold short)
Class 1	0.73%	0.72%	0.68%	0.77%	0.77%	0.76%
Class 2	0.98%	0.97%	0.93%	1.02%	1.02%	1.01%
Expenses without waivers and reimbursements (excluding dividend and interest expense for securities sold short)
Class 1	0.88%	0.90%	0.97%	1.03%	1.10%	1.11%
Class 2	1.13%	1.15%	1.24%	1.28%	1.34%	1.32%

(i)	Does not include expenses of Underlying Funds.
(j)	The Portfolio presents portfolio turnover in two ways, one including securities sold short and the other excluding securities sold short.
(k)	Certain non-recurring expenses incurred by the Portfolio were not annualized for the period indicated.
SEE NOTES TO FINANCIAL STATEMENTS.
26	JPMorgan Insurance Trust	June 30, 2022

	Ratios/Supplemental data
			Ratios to average net assets(a)
Net asset value, end of period	Total return(d)(e)(f)	Net assets, end of period (000's)	Net expenses (including dividend and interest expense for securities sold short)(g)(h)(i)	Net investment income (loss)(c)	Expenses without waivers and reimbursements (including dividend and interest expense for securities sold short)(h)(i)	Portfolio turnover rate (excluding securities sold short)(d)(j)	Portfolio turnover rate (including securities sold short)(d)(j)

$15.56	(18.08)%	$54,189	0.74(k)%	1.46(k)%	0.89(k)%	51%	58%
20.61	9.51	63,286	0.73	1.03	0.91	89	100
19.81	15.69	55,575	0.69	1.45	0.98	113	123
17.65	16.87	41,311	0.79	1.99	1.05	98	116
15.47	(6.06)	30,366	0.81	1.79	1.14	110	141
16.57	17.11	14,308	0.79	1.76	1.14	80	92

15.52	(18.14)	57,968	0.99(k)	1.20(k)	1.14(k)	51	58
20.52	9.26	71,762	0.98	0.78	1.16	89	100
19.73	15.40	64,495	0.94	1.21	1.25	113	123
17.58	16.58	57,790	1.04	1.73	1.30	98	116
15.41	(6.31)	48,829	1.06	1.52	1.38	110	141
16.55	16.85	48,470	1.04	1.59	1.35	80	92
SEE NOTES TO FINANCIAL STATEMENTS.
June 30, 2022	JPMorgan Insurance Trust	27

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2022  (Unaudited)
(Dollar values in thousands)
1.  Organization
JPMorgan Insurance Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and is a Massachusetts business trust.
The following is a separate portfolio of the Trust (the “Portfolio”) covered by this report:
	Classes Offered	Diversification Classification
JPMorgan Insurance Trust Global Allocation Portfolio	Class 1 and Class 2	Diversified
The investment objective of the Portfolio is to seek to maximize long-term total return.
Portfolio shares are offered only to separate accounts of participating insurance companies and Eligible Plans. Individuals may not purchase shares directly from the Portfolio.
All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency fees and distribution fees and each class has exclusive voting rights with respect to its distribution plan and administrative services plan.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as Adviser (the “Adviser”) and Administrator (the “Administrator”) to the Portfolio.
2.  Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The Portfolio is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A.  Valuation of Investments — Investments are valued in accordance with GAAP and the Portfolio's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the "Board"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
The Administrator has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Portfolio's investments. The Administrator implements the valuation policies of the Portfolio's investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Portfolio. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Portfolio's investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
28	JPMorgan Insurance Trust	June 30, 2022

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values ("NAV") of the Portfolio are calculated on a valuation date. Certain foreign equity instruments, as well as certain derivatives with foreign equity reference obligations, are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.
Investments in open-end investment companies, excluding exchange-traded funds ("ETFs") (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts and options are generally valued on the basis of available market quotations. Forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Portfolio's investments are summarized into the three broad levels listed below.
•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•	Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•	Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Collateralized Mortgage Obligations	$ —	$ 8	$ —	$ 8
Commercial Mortgage-Backed Securities
United States	—	123	103	226
Common Stocks
Australia	31	714	—	745
Belgium	—	460	—	460
Canada	350	—	—	350
China	593	197	—	790
Denmark	—	1,480	—	1,480
Finland	—	104	—	104
France	—	3,782	—	3,782
Germany	—	1,537	—	1,537
Hong Kong	—	519	—	519
India	327	—	—	327
Indonesia	—	96	—	96
Ireland	—	37	—	37
Italy	—	75	—	75
Japan	—	3,732	—	3,732
Macau	—	8	—	8
Netherlands	—	892	—	892
New Zealand	—	6	—	6
Norway	—	—	13	13
Singapore	19	204	—	223
South Africa	—	172	—	172
June 30, 2022	JPMorgan Insurance Trust	29

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2022  (Unaudited) (continued)
(Dollar values in thousands)
(continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
South Korea	$ —	$ 228	$ —	$ 228
Spain	—	396	—	396
Sweden	—	543	—	543
Switzerland	—	728	—	728
Taiwan	459	—	—	459
United Kingdom	—	1,843	—	1,843
United States	33,494	1,303	—	34,797
Total Common Stocks	35,273	19,056	13	54,342
Corporate Bonds	—	1,441	—	1,441
Exchange-Traded Funds	3,330	—	—	3,330
Foreign Government Securities	—	17,141	—	17,141
Investment Companies	18,781	—	—	18,781
Supranational	—	174	—	174
U.S. Treasury Obligations	—	2,443	—	2,443
Short-Term Investments
Certificates of Deposits	—	58	—	58
Foreign Government Treasury Bills	—	2,464	—	2,464
Investment Companies	10,988	—	—	10,988
Investment of Cash Collateral from Securities Loaned	240	—	—	240
Total Short-Term Investments	11,228	2,522	—	13,750
Total Investments in Securities	$68,612	$42,908	$116	$111,636
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$ —	$ 871	$ —	$ 871
Futures Contracts	157	—	—	157
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(116)	—	(116)
Futures Contracts	(636)	—	—	(636)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$ (479)	$ 755	$ —	$ 276
30	JPMorgan Insurance Trust	June 30, 2022

B.  Restricted Securities — Certain securities held by the Portfolio may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Portfolio.
As of June 30, 2022, the Portfolio had no investments in restricted securities other than securities sold to the Portfolio under Rule 144A and/or Regulation S under the Securities Act.
C.  Securities Lending — The Portfolio is authorized to engage in securities lending in order to generate additional income. The Portfolio is able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Portfolio, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in the Class IM Shares of the JPMorgan U.S. Government Money Market Fund and the Agency SL Class Shares of the JPMorgan Securities Lending Money Market Fund. The Portfolio retains the interest earned on cash collateral investments but is required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Portfolio). Upon termination of a loan, the Portfolio is required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Portfolio or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statement of Operations as Income from securities lending (net). The Portfolio also receives payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statement of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statement of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statement of Assets and Liabilities and details of collateral investments are disclosed on the SOI.
The Portfolio bears the risk of loss associated with the collateral investments and is not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Portfolio may incur losses that exceed the amount it earned on lending the security. Upon termination of a loan, the Portfolio may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.
The following table presents the Portfolio's value of the securities on loan with Citibank, net of amounts available for offset under the master netting arrangements and any related collateral received or posted by the Portfolio as of June 30, 2022.
Investment Securities on Loan, at value, Presented on the Statement of Assets and Liabilities	Cash Collateral Posted by Borrower*	Net Amount Due to Counterparty (not less than zero)
$224	$(224)	$—

*	Collateral posted reflects the value of securities on loan and does not include any additional amounts received from the borrower.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Portfolio from losses resulting from a borrower’s failure to return a loaned security.
JPMIM voluntarily waived investment advisory fees charged to the Portfolio to reduce the impact of the cash collateral investment in the JPMorgan U.S. Government Money Market Fund from 0.13% to 0.06%. For the six months ended June 30, 2022, JPMIM waived fees associated with the Portfolio's investment in the JPMorgan U.S. Government Money Market Fund as follows:
$—(a)

(a)	Amount rounds to less than one thousand.
June 30, 2022	JPMorgan Insurance Trust	31

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2022  (Unaudited) (continued)
(Dollar values in thousands)
The above waiver is included in the determination of earnings on cash collateral investment and in the calculation of Citibank’s compensation and is included on the Statement of Operations as Income from securities lending (net).
D.  Investment Transactions with Affiliates — The Portfolio invested in Underlying Funds and ETFs, which are advised by the Adviser. An issuer which is under common control with the Portfolio may be considered an affiliate. For the purposes of the financial statements, the Portfolio assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs' distributions may be reinvested into such Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the six months ended June 30, 2022
Security Description	Value at December 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2022	Shares at June 30, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	$ 5,575	$ —	$ —	$ —	$(1,372)	$ 4,203	147	$ —	$—
JPMorgan High Yield Fund Class R6 Shares (a)	12,670	6,764	12,531	(1,007)	(939)	4,957	806	337	—
JPMorgan Income Fund Class R6 Shares (a)	8,925	631	3,739	(207)	(472)	5,138	607	140	—
JPMorgan Large Cap Value Fund Class R6 Shares (a)	4,892	269	341	22	(359)	4,483	254	31	—
JPMorgan Prime Money Market Fund Class Institutional Shares, 1.47% (a) (b)	3,234	53,362	45,606	(1)	(1)	10,988	10,987	13	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 1.38% (a) (b)	325	4,452	4,537	—	—	240	240	1*	—
JPMorgan U.S. Value Factor ETF (a)	—	3,454	—	—	(124)	3,330	104	18	—
Total	$35,621	$68,932	$66,754	$(1,193)	$(3,267)	$33,339		$540	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2022.
*	Amount is included on the Statement of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).
E.  Foreign Currency Translation — The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.
The Portfolio does not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statement of Operations.
Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio's books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statement of Operations.
F.  Derivatives  — The Portfolio used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Portfolio can invest, to hedge portfolio investments or to generate income or gain to the Portfolio. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Portfolio may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing the Portfolio to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Portfolio's risk of loss associated with these instruments may exceed its value, as recorded on the Statement of Assets and Liabilities.
32	JPMorgan Insurance Trust	June 30, 2022

The Portfolio is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Portfolio's ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Portfolio in the event the Portfolio's net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Portfolio to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Portfolio often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Portfolio. The ISDA agreements give the Portfolio and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark-to-market gains to the Portfolio.
Notes F(1) — F(3) below describe the various derivatives used by the Portfolio.
(1) Options — The Portfolio purchased and/or sold ("wrote") put and call options on various instruments including securities and options on indices to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller.
Options Purchased — Premiums paid by the Portfolio for options purchased are included on the Statement of Assets and Liabilities as Options purchased. The option is adjusted daily to reflect the current market value of the option and the change is recorded as Change in net unrealized appreciation/depreciation on options purchased on the Statement of Operations. If the option is allowed to expire, the Portfolio will lose the entire premium it paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.
(2) Futures Contracts — The Portfolio used currency, index, interest rate and treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to particular countries or regions. The Portfolio also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Portfolio is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Portfolio periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statement of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statement of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOI, while cash deposited, which is considered restricted, is recorded on the Statement of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statement of Assets and Liabilities.
The use of futures contracts exposes the Portfolio to equity price, foreign exchange and interest rate risks. The Portfolio may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Portfolio to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Portfolio to unlimited risk of loss. The Portfolio may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Portfolio's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Portfolio's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(3) Forward Foreign Currency Exchange Contracts — The Portfolio is exposed to foreign currency risks associated with some or all of their portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Portfolio also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollar without the delivery of foreign currency.
The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rates of the underlying currencies. Changes in the value of these contracts are recorded as Change in net unrealized appreciation or depreciation until the contract settlement date.
June 30, 2022	JPMorgan Insurance Trust	33

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2022  (Unaudited) (continued)
(Dollar values in thousands)
When the forward foreign currency exchange contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Portfolio also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.
The Portfolio's forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).
The Portfolio may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.
(4) Summary of Derivatives Information —The following table presents the value of derivatives held as of June 30, 2022, by its primary underlying risk exposure and respective location on the Statement of Assets and Liabilities:
Equity Risk Exposure:
Unrealized Appreciation on Futures Contracts *	$ 22
Unrealized Depreciation on Futures Contracts *	(115)
Foreign Exchange Rate Risk Exposure:
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	871
Unrealized Depreciation on Futures Contracts *	(357)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	(116)
Interest Rate Risk Exposure:
Unrealized Appreciation on Futures Contracts *	135
Unrealized Depreciation on Futures Contracts *	(164)
Net Fair Value of Derivative Contracts:
Unrealized Appreciation (Depreciation) on Futures Contracts *	(479)
Unrealized Appreciation (Depreciation) on Forward Foreign Currency Exchange Contracts	755

*	Includes cumulative appreciation/(depreciation) on futures contracts, if any, as reported on the SOI. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The following table presents the Portfolio's gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or posted by the Portfolio as of June 30, 2022:
Counterparty	Gross Amount of Derivative Assets Subject to Netting Arrangements Presented on the Statement of Assets and Liabilities (a)	Derivatives Available for offset	Collateral Received	Net Amount Due From Counterparty (Not less than zero)
Barclays Bank plc	$508	$(38)	$—	$470
BNP Paribas	231	(50)	—	181
Citibank, NA	2	(2)	—	—
Goldman Sachs International	4	—	—	4
HSBC Bank, NA	1	(1)	—	—
Merrill Lynch International	16	—(b)	—	16
Royal Bank of Canada	4	(4)	—	—
Standard Chartered Bank	—(b)	—(b)	—	—(b)
State Street Corp.	105	(2)	—	103
	$871	$(97)	$—	$774

34	JPMorgan Insurance Trust	June 30, 2022

Counterparty	Gross Amount of Derivative Liabilities Subject to Netting Arrangements Presented on the Statement of Assets and Liabilities (a)	Derivative Available for Offset	Collateral Posted	Net Amount Due to Counterparty (Not less than zero)
Barclays Bank plc	$ 38	$(38)	$—	$ —
BNP Paribas	50	(50)	—	—
Citibank, NA	4	(2)	—	2
HSBC Bank, NA	4	(1)	—	3
Merrill Lynch International	—(b)	—(b)	—	—(b)
Royal Bank of Canada	12	(4)	—	8
Standard Chartered Bank	6	—(b)	—	6
State Street Corp.	2	(2)	—	—
	$116	$(97)	$—	$19

(a)	For financial reporting purposes the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements on the Statement of Assets and Liabilities.
(b)	Amount rounds to less than one thousand.
The following table presents the effect of derivatives on the Statement of Operations for the six months ended June 30, 2022, by primary underlying risk exposure:
Realized Gain (Loss) on Derivatives Recognized as a Result From Operations:
Equity Risk Exposure:
Futures Contracts	$(3,128)
Purchased Options	1,516
Foreign Exchange Rate Risk Exposure:
Futures Contracts	(1,916)
Forward Foreign Currency Exchange Contracts	1,609
Interest Rate Risk Exposure:
Futures Contracts	(392)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Equity Risk Exposure:
Futures Contracts	(317)
Foreign Exchange Rate Risk Exposure:
Futures Contracts	(450)
Forward Foreign Currency Exchange Contracts	625
Interest Rate Risk Exposure:
Futures Contracts	(32)
Derivatives Volume
June 30, 2022	JPMorgan Insurance Trust	35

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2022  (Unaudited) (continued)
(Dollar values in thousands)
The table below discloses the volume of the Portfolio's options,  futures contracts and forward foreign currency exchange contracts activity during the six months ended June 30, 2022. Please refer to the table in the Summary of Derivatives Information for derivative-related gains and losses associated with volume activity:

Futures Contracts:
Average Notional Balance Long	$ 44,505
Average Notional Balance Short	(17,734)
Ending Notional Balance Long	39,036
Ending Notional Balance Short	(32,269)
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased	(5,849)
Average Settlement Value Sold	32,917
Ending Settlement Value Purchased	(4,189)
Ending Settlement Value Sold	42,263
Exchange-Traded Options:
Average Number of Contracts Purchased	13
The Portfolio's derivatives contracts held at June 30, 2022 are not accounted for as hedging instruments under GAAP.
G.  Short Sales — The Portfolio engaged in short sales as part of its normal investment activities. In a short sale, the Portfolio sells securities it does not own in anticipation of a decline in the market value of those securities. In order to deliver securities to the purchaser, the Portfolio borrows securities from a broker. To close out a short position, the Portfolio delivers the same securities to the broker.
The Portfolio is required to pledge cash or securities to the broker as collateral for the securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash collateral deposited with the broker is recorded as Deposits at broker for securities sold short, while cash collateral deposited at the Portfolio's custodian for the benefit of the broker is recorded as Restricted cash for securities sold short on the Statement of Assets and Liabilities. Securities segregated as collateral are denoted on the SOI. The Portfolio may receive or pay the net of the following amounts: (i) a portion of the income from the investment of cash collateral; (ii) the broker’s fee on the borrowed securities (calculated daily based upon the market value of each borrowed security and a variable rate that is dependent on availability of the security); and (iii) a financing charge for the difference between the market value of the short position and cash collateral deposited with the broker. The net amounts of income or fees are included as interest income or interest expense on securities sold short on the Statement of Operations.
The Portfolio is obligated to pay the broker dividends declared on short positions when a position is open on the record date. Dividends on short positions are reported on ex-dividend date on the Statement of Operations as Dividend expense on securities sold short. The Portfolio is obligated to pay the broker interest accrued on short positions while the position is outstanding. Interest expense on short positions is reported as Interest expense to non-affiliates on securities sold short on the Statement of Operations. Liabilities for securities sold short are reported at market value on the Statement of Assets and Liabilities and the change in market value is recorded as Change in net unrealized appreciation/depreciation on the Statement of Operations. Short sale transactions may result in unlimited losses as the security’s price increases and the short position loses value. There is no upward limit on the price a borrowed security could attain. The Portfolio is also subject to risk of loss if the broker were to fail to perform its obligations under the contractual terms.
The Portfolio will record a realized loss if the price of the borrowed security increases between the date of the short sale and the date on which the Portfolio replaces the borrowed security. The Portfolio will record a realized gain if the price of the borrowed security declines between those dates.
As of June 30, 2022, the Portfolio had no outstanding short sales as listed on the SOI.
H.  Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Interest income and interest expense on securities sold short, if any, is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts.
Dividend income, net of foreign taxes withheld, if any, dividend expense on securities sold short and distributions of net investment income and realized capital gains from Underlying Funds, if any, is recorded on the ex-dividend date or when the Portfolio first learns of the dividend.
To the extent such information is publicly available, the Portfolio records distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Portfolio adjusts the estimated amounts of
36	JPMorgan Insurance Trust	June 30, 2022

the components of distributions (and consequently its net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.
I.  Allocation of Income and Expenses— Expenses directly attributable to the Portfolio are charged directly to the Portfolio, while the expenses attributable to more than one portfolio of the Trust are allocated among the applicable portfolios. Investment income, realized and unrealized gains and losses and expenses, other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.
Transfer agency fees are class-specific expenses. The amount of the transfer agency fees charged to each share class of the Portfolio for the six months ended June 30, 2022 are as follows:
	Class 1	Class 2	Total
Transfer agency fees	$—(a)	$—(a)	$—(a)

(a)	Amount rounds to less than one thousand.
The Portfolio invested in Underlying Funds and ETFs and, as a result, bears a portion of the expenses incurred by these Underlying Funds and ETFs. These expenses are not reflected in the expenses shown on the Statement of Operations and are not included in the ratios to average net assets shown in the Financial Highlights. Certain expenses of affiliated Underlying Funds and ETFs are waived as described in Note 3.E.
J.  Federal Income Taxes— The Portfolio is treated as a separate taxable entity for Federal income tax purposes. The Portfolio’s policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. The Portfolio is also a segregated portfolio of assets for insurance purposes and intends to comply with the diversification requirements of Subchapter L of the Code. Management has reviewed the Portfolio’s tax positions for all open tax years and has determined that as of June 30, 2022, no liability for Federal income tax is required in the Portfolio’s financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Portfolio’s Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
K.  Foreign Taxes —The Portfolio may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Portfolio will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests. When a capital gains tax is determined to apply, the Portfolio records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.
L.  Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid at least annually and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed  at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
3.  Fees and Other Transactions with Affiliates
A.  Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of the Portfolio and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate of 0.55% of the Portfolio's average daily net assets.
The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.E.
B.  Administration Fee — Pursuant to an Administration Agreement, the Administrator provides certain administration services to the Portfolio. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of the Portfolio's average daily net assets, plus 0.050% of the Portfolio's average daily net assets between $10 billion and $20 billion, plus 0.025% of the Portfolio's average daily net assets between $20 billion and $25 billion, plus 0.010% of the Portfolio's average daily net assets in excess of $25 billion. For the six months ended June 30, 2022, the effective annualized rate was 0.075% of the Portfolio's average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in Note 3.E.
June 30, 2022	JPMorgan Insurance Trust	37

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2022  (Unaudited) (continued)
(Dollar values in thousands)
JPMorgan Chase Bank, N.A. ("JPMCB"), a wholly-owned subsidiary of JPMorgan, serves as the Portfolio's sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.
C.  Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (“JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as the Portfolio's principal underwriter and promotes and arranges for the sale of the Portfolio's shares.
The Board has adopted a Distribution Plan (the “Distribution Plan”) for Class 2 Shares of the Portfolio pursuant to Rule 12b-1 under the 1940 Act. Class 1 Shares of the Portfolio do not charge a distribution fee. The Distribution Plan provides that the Portfolio shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at an annual rate of 0.25% of the average daily net assets of Class 2 Shares.
D.  Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Portfolio. For performing these services, the Portfolio pays JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Portfolio for custody and accounting services are included in Custodian and accounting fees on the Statement of Operations.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statement of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statement of Operations.
E.  Waivers and Reimbursements — The Adviser (for all share classes), Administrator (for all share classes) and/or JPMDS (for Class 2 Shares) have contractually agreed to waive fees and/or reimburse the Portfolio to the extent that total annual operating expenses of the Portfolio (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Portfolio's respective average daily net assets as shown in the table below:
Class 1	Class 2
0.78%	1.03%
The expense limitation agreement was in effect for the six months ended June 30, 2022 and the contractual expense limitation percentages in the table above are in place until at least April 30, 2023.
The Underlying Funds may impose separate advisory fees. The Adviser has agreed to voluntarily waive the Portfolio’s investment advisory fees in the weighted average pro-rata amount of the advisory fees charged by the affiliated Underlying Funds. During the six months ended June 30, 2022, the Adviser waived $65. These waivers may be in addition to any waivers required to meet the Portfolio’s contractual expense limitations, but will not exceed the Portfolio’s advisory fee.
For the six months ended June 30, 2022, the Portfolio's service providers waived fees and/or reimbursed expenses for the Portfolio as follows. None of these parties expect the Portfolio to repay any such waived fees and/or reimbursed expenses in future years.
Contractual Waivers
Investment Advisory Fees	Administration Fees	Total
$—(a)	$24	$24

(a)	Amount rounds to less than one thousand.
Additionally, the Portfolio may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The Adviser, Administrator and/or JPMDS, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the Portfolio's investment in such affiliated money market fund, except for investments of securities lending cash collateral. None of these parties expect the Portfolio to repay any such waived fees and/or reimbursed expenses in future years.
The amount of these waivers resulting from investments in these money market funds for the six months ended June 30, 2022 was $3.
Effective January 1, 2022, JPMIM voluntarily agreed to reimburse the Portfolio for the Trustee Fees paid to one of the interested Trustees. For the period January 1, 2022 through June 30, 2022 the amount of this waiver was $1.
F.  Other  — Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS.  Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Portfolio for serving in their respective roles.
The Board designated and appointed a Chief Compliance Officer to the Portfolio pursuant to Rule 38a-1 under the 1940 Act. The Portfolio, along with affiliated portfolios, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statement of Operations.
38	JPMorgan Insurance Trust	June 30, 2022

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
The Securities and Exchange Commission ("SEC") has granted an exemptive order permitting the Portfolio to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
4.  Investment Transactions
During the six months ended June 30, 2022, purchases and sales of investments (excluding short-term investments) were as follows:
Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government	Securities Sold Short	Covers on Securities Sold Short
$55,334	$59,757	$2,181	$1,569	$6,554	$7,117
5.  Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at June 30, 2022 were as follows:
Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$109,893	$11,144	$9,125	$2,019
As of December 31, 2021, the Portfolio did not have any net capital loss carryforwards.
6.  Borrowings
The Portfolio relies upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Portfolio to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Portfolio's borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to the Trust and may be relied upon by the Portfolio because the Portfolio and the series of the Trust are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Portfolio had no borrowings outstanding from another fund, or loans outstanding to another fund, during the six months ended June 30, 2022.
The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Portfolio. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Portfolio's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 31, 2022.
The Portfolio had no borrowings outstanding from the unsecured, uncommitted credit facility during the six months ended June 30, 2022.
The Trust, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), has entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing portfolio must have a minimum of $25 million in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a portfolio does not comply with the aforementioned requirements, the portfolio must remediate within three business days with respect to the $25 million minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.
Interest associated with any borrowing under the Credit Facility is charged to the borrowing portfolio at a rate of interest equal to 1.00% (the “Applicable Margin”), plus the greater of the federal funds effective rate or one month London Interbank Offered Rate ("LIBOR"). The annual commitment fee to maintain the Credit Facility is 0.15% and is incurred on the unused portion of the Credit Facility and is allocated to all participating portfolios pro rata based on their respective net assets. Effective August 9, 2022, the Credit Facility has been amended and restated for a
June 30, 2022	JPMorgan Insurance Trust	39

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2022  (Unaudited) (continued)
(Dollar values in thousands)
term of 364 days, unless extended, and to include a change in the interest associated with any borrowing to the higher, on the day of the borrowing, of (a) the federal funds effective rate, or (b) the one-month Adjusted SOFR Rate plus Applicable Margin.
The Portfolio did not utilize the Credit Facility during the six months ended June 30, 2022.
7.  Risks, Concentrations and Indemnifications
In the normal course of business, the Portfolio enters into contracts that contain a variety of representations which provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against the Portfolio. However, based on experience, the Portfolio expects the risk of loss to be remote.
As of June 30, 2022, the Portfolio had two individual shareholder and/or non-affiliated omnibus accounts, which owned 70.9% of the Portfolio's outstanding shares.
Significant shareholder transactions by these shareholders may impact the Portfolio's performance and liquidity.
The Portfolio is subject to risks associated with securities with contractual cash flows including asset-backed and mortgage-related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities, including securities backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
The Portfolio is subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Portfolio could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The Portfolio invests in floating rate loans and other floating rate debt securities. Although these investments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate loans and other floating rate investments may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. The Portfolio may face a heightened level of interest rate risk due to certain changes in monetary policy. During periods when interest rates are low or there are negative interest rates, the Portfolio’s yield (and total return) also may be low or the Portfolio may be unable to maintain positive returns. The ability of the issuers of debt to meet their obligations may be affected by economic and political developments in a specific industry or region. The value of a Portfolio’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality.
Investing in securities of foreign countries may include certain risks and considerations not typically associated with investing in U.S. securities. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and currencies, and future and adverse political, social and economic developments.
As of June 30, 2022, a significant portion of the investments of the Portfolio consisted of securities that were denominated in foreign currencies. Changes in currency exchange rates will affect the value of, and investment income from, such securities.
Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Portfolio's original investment. Many derivatives create leverage thereby causing the Portfolio to be more volatile than they would have been if they had not used derivatives. Derivatives also expose the Portfolio to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Portfolio to sell or otherwise close a derivatives position could expose the Portfolio to losses.
The Portfolio is also subject to counterparty credit risk, which is the risk that a counterparty fails to perform on agreements with the Portfolio.
Because of the Portfolio's investments in the Underlying Funds and ETFs , the Portfolio indirectly pays a portion of the expenses incurred by the Underlying Funds and ETFs. As a result, the cost of investing in the Portfolio may be higher than the cost of investing in a mutual fund that invests directly in individual securities and financial instruments. The Portfolio is also subject to certain risks related to the Underlying Funds’ and ETFs’ investments in securities and financial instruments such as fixed income securities including high yield, asset-backed and mortgage-related securities, equity securities, foreign and emerging markets securities, commodities and real estate securities. These securities are subject to risks specific to their structure, sector or market.
In addition, the Underlying Funds and ETFs may use derivative instruments in connection with their individual investment strategies including futures contracts, forward foreign currency exchange contracts, options, swaps and other derivatives, which are also subject to specific risks related to their structure, sector or market and may be riskier than investments in other types of securities. Specific risks and concentrations present in the Underlying Funds and ETFs are disclosed within their individual financial statements and registration statements, as appropriate.
LIBOR is intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. On March 5, 2021, the U.K. Financial Conduct Authority ("FCA") publicly announced that (i) immediately after December 31, 2021, publication of the 1-week and 2-month U.S. Dollar LIBOR settings will permanently cease; (ii) immediately after June 30, 2023, publication of the overnight and
40	JPMorgan Insurance Trust	June 30, 2022

12-month U.S. Dollar LIBOR settings will permanently cease; and (iii) immediately after June 30, 2023, the 1-month, 3-month and 6-month U.S. Dollar LIBOR settings will cease to be provided or, subject to the FCA's consideration of the case, be provided on a synthetic basis and no longer be representative of the underlying market and economic reality they are intended to measure and that representativeness will not be restored. There is no assurance that the dates announced by the FCA will not change or that the administrator of LIBOR and/or regulators will not take further action that could impact the availability, composition or characteristics of LIBOR or the currencies and/or tenors for which LIBOR is published. In addition, certain regulated entities ceased entering into most new LIBOR contracts in connection with regulatory guidance or prohibitions. Public and private sector industry initiatives are currently underway to implement new or alternative reference rates to be used in place of LIBOR. There is no assurance that any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR prior to its discontinuance, unavailability or replacement, all of which may affect the value, volatility, liquidity or return on certain of the Portfolio's loans, notes, derivatives and other instruments or investments comprising some or all of the Portfolio's investments and result in costs incurred in connection with changing reference rates used for positions closing out positions and entering into new trades. Certain of the Portfolio's investments may transition from LIBOR prior to the dates announced by the FCA. The transition from LIBOR to alternative reference rates may result in operational issues for the Portfolio or its investments. No assurances can be given as to the impact of the LIBOR transition (and the timing of any such impact) on the Portfolio and its investments.
The Portfolio is subject to infectious disease epidemics/pandemics risk. The worldwide outbreak of COVID-19 has negatively affected economies, markets and individual companies throughout the world. The effects of this COVID-19 pandemic to public health, and business and market conditions, including among other things, reduced consumer demand and economic output, supply chain disruptions and increased government spending may continue to have a significant negative impact on the performance of the Portfolio's investments, increase the Portfolio's volatility, exacerbate other pre-existing political, social and economic risks to the Portfolio and negatively impact broad segments of businesses and populations. In addition, governments, their regulatory agencies, or self-regulatory organizations have taken or may take actions in response to the pandemic that affect the instruments in which the Portfolio invests, or the issuers of such instruments, in ways that could also have a significant negative impact on the Portfolio's investment performance. The duration and extent of COVID-19 and associated economic and market conditions and uncertainty over the long-term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which the associated conditions impact the Portfolio will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to frequent changes.
June 30, 2022	JPMorgan Insurance Trust	41

SCHEDULE OF SHAREHOLDER EXPENSES
(Unaudited)
Hypothetical $1,000 Investment
As a shareholder of the Portfolio, you incur ongoing costs, including investment advisory fees, administration fees, distribution fees (for Class 2 Shares) and other Portfolio expenses. Because the Portfolio is a funding vehicle for Policies and Eligible Plans you may also incur sales charges and other fees relating to the Policies or Eligible Plans. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio, but not the costs of the Policies or Eligible Plans, and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, January 1, 2022, and continued to hold your shares at the end of the reporting period, June 30, 2022.
Actual Expenses
For each Class of the Portfolio in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading titled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), or redemption fees or the costs associated with the Policies and Eligible Plans through which the Portfolio is held. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.
	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Insurance Trust Global Allocation Portfolio
Class 1
Actual	$1,000.00	$ 819.20	$3.34	0.74%
Hypothetical	1,000.00	1,021.13	3.71	0.74
Class 2
Actual	1,000.00	818.60	4.46	0.99
Hypothetical	1,000.00	1,019.89	4.96	0.99

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
42	JPMorgan Insurance Trust	June 30, 2022

LIQUIDITY RISK MANAGEMENT PROGRAM
(Unaudited)
The JPMorgan Insurance Trust Global Allocation Portfolio (the “Portfolio”) has adopted the J.P. Morgan Funds and J.P. Morgan Exchange-Traded Funds Amended and Restated Liquidity Risk Management Program (the “Program”) under Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”). The Program seeks to assess, manage and review the Portfolio’s Liquidity Risk. “Liquidity Risk” is defined as the risk that a portfolio could not meet requests to redeem shares issued by the portfolio without significant dilution of remaining investors’ interests in the portfolio. Among other things, the Liquidity Rule requires that a written report be provided to the Board of Trustees (the “Board”) on an annual basis that addresses the operation of the Program and assesses the adequacy and effectiveness of its implementation, including the operation of any Highly Liquid Investment Minimum (“HLIM”), where applicable, and any material changes to the Program.
The Board has appointed J.P. Morgan Asset Management’s Liquidity Risk Forum to be the program administrator for the Program (the “Program Administrator”). In addition to regular reporting at each of its quarterly meetings, on February 8, 2022, the Board reviewed the Program Administrator’s annual written report (the “Report”) concerning the operation of the Program for the period from January 1, 2021 through December 31, 2021 (the “Program Reporting Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including, where applicable, the operation of a portfolio’s HLIM. During the Program Reporting Period, the Program was amended, pursuant to an exemptive order from the Securities and Exchange Commission, to permit the Portfolio to use liquidity definitions and classification methodologies that differ from the requirements under the Liquidity Rule in some respects. The
Report discussed the implementation of these changes. No other material changes were made to the Program during the Program Reporting Period.
The Report summarized the operation of the Program and the information and factors considered by the Program Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Portfolio. Such information and factors included, among other things: (1) the liquidity risk framework used to assess, manage, and periodically review each portfolio’s Liquidity Risk and the results of this assessment; (2) the methodology and inputs for classifying the investments of a portfolio into one of the required liquidity categories that reflect an estimate of the liquidity of those investments under current market conditions; (3) whether a portfolio invested primarily in “Highly Liquid Investments” (as defined or modified under the Program), as well as whether an HLIM should be established for a portfolio (and, for portfolios that have adopted an HLIM, whether the HLIM continues to be appropriate or whether a portfolio has invested below its HLIM) and the procedures for monitoring for any HLIM; (4) whether a portfolio invested more than 15% of its assets in “Illiquid Investments” (as defined or modified under the Program) and the procedures for monitoring for this limit; ; and (5) specific liquidity events arising during the Program Reporting Period. The Report further summarized the conditions of the exemptive order.
Based on this review, the Report concluded that: (1) the Program continues to be reasonably designed to effectively assess and manage the Portfolio’s Liquidity Risk; and (2) the Program has been adequately and effectively implemented with respect to the Portfolio during the Program Reporting Period.
June 30, 2022	JPMorgan Insurance Trust	43

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J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of  JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.
Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a portfolio prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.
The Portfolio files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its report on Form N-PORT. The Portfolio’s Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. The Portfolio's quarterly holdings can be found by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.
A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s holdings is available in the prospectuses and Statement of Additional Information.
A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Portfolio’s website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Portfolio to the Adviser. A copy of the Portfolio’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Portfolio’s website at www.jpmorganfunds.com no later than August 31 of each year. The Portfolio’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2022. All rights reserved. June 2022.	SAN-JPMITGAP-622

ITEM  2. CODE OF ETHICS.

Not applicable to a semi-annual report.

ITEM  3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to a semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to a semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to a semi-annual report.

ITEM 6. INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the last fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2), exactly as set forth below:

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(1) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(2) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period.

Not applicable.

(b)	A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Insurance Trust

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
August 25, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
August 25, 2022

By:	/s/ Timothy J. Clemens
Timothy J. Clemens
Treasurer and Principal Financial Officer
August 25, 2022